                                                               File No. 33-23166
                                                                       811-05624
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A
                      REGISTRATION STATEMENT (NO. 33-23166)
                                      UNDER

                           THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 38
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 39

                                 --------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
             1221 Avenue of the Americas, New York, New York  10020
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 548-7786

                         Harold J. Schaaff, Jr., Esquire
                      Morgan Stanley Asset Management Inc.
             1221 Avenue of the Americas, New York, New York  10020
                     (Name and Address of Agent for Service)

                                 --------------

                                   COPIES TO:
        Michael F. Klein, Esquire                   Richard W. Grant, Esquire
Morgan Stanley Asset Management Inc.            Morgan, Lewis & Bockius LLP
       1221 Avenue of the Americas                  2000 One Logan Square
          New York, NY 10020                          Philadelphia, PA 19103

                                 --------------


                      Title of Securities Being Registered

                                 --------------

                    Common Stock, par value $.001 per share


          IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
              (CHECK APPROPRIATE BOX)

          / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485 / / ON ________________ PURSUANT TO PARAGRAPH (b) OF RULE 485
          /X/  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
          / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
          / /  ON _______________ PURSUANT TO PARAGRAPH (a) OF RULE 485

                               ------------------
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

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS

 Form N-1A
Item Number Location in Prospectus for the Fixed Income, Municipal Bond, ----------- Mortgage-Backed Securities, Money Market and Municipal Money
             Market Portfolios
             -------------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2. Synopsis-- Fund Expenses (Estimated for Mortgage-Backed Securities Portfolio)

Item 3. Condensed Financial Information -- Financial Highlights (for the Fixed Income, Global Fixed Income, Municipal Bond, High Yield, Money Market and Municipal Money Market Portfolios only); Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

 Form N-1A
Item Number Location in Prospectus for the Small Cap Value Equity, Value ----------- Equity, Balanced, Global Fixed Income and High Yield Portfolios
             -------------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions




Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *
_______________________
*      Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1997: Mortgage-Backed Securities, China Growth and MicroCap Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next
       Report to Shareholders following commencement of operations.

 Form N-1A
Item Number    Location in Prospectus for the Active Country Allocation
-----------    Portfolio
               ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

 Form N-1A
Item Number         Location in Prospectus for Gold Portfolio
-----------         -----------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *


_______________________
*      Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1997: Mortgage-Backed Securities, China Growth and MicroCap Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

Form N-1A    Location in Prospectus for the Global Equity, International Equity,
Item Number  International Small Cap and European Equity Portfolios
-----------  -------------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information



Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

Form N-1A
Item Number    Location in Prospectus for the Emerging Markets, Emerging
----------     Markets Debt and Latin American Portfolios
               ------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

_______________________
*      Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1997: Mortgage-Backed Securities, China Growth and MicroCap Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

 Form N-1A
Item Number   Location in Prospectus for the China Growth Portfolio
-----------   -----------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses (Estimated)

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

 Form N-1A
Item Number    Location in Prospectus for the Equity Growth, Emerging Growth
-----------    and Aggressive Equity Portfolios
               --------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses (Estimated for the MicroCap Portfolio)

Item 3. Condensed Financial Information -- Financial Highlights (for the Equity Growth, Emerging Growth and Aggressive Equity Portfolios only); Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

_______________________
*      Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1997: Mortgage-Backed Securities, China Growth and MicroCap Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

Form N-1A
Item number Location in Prospectus for the European Real Estate, Asian ----------- Real Estate and U.S. Real Estate Portfolios
             ----------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

 Form N-1A
Item Number    Location in Prospectus for the International Magnum Portfolio
-----------    -------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

_______________________
*      Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1997: Mortgage-Backed Securities, China Growth and MicroCap Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

 Form N-1A
Item Number    Location in Prospectus for the Technology Portfolio
-----------    ---------------------------------------------------

Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses

Item 3.        Condensed Financial Information -- Financial Highlights;
               Performance Information

Item 4.        General Description of Registrant -- Prospectus Summary;
               Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares;
               Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary;
               Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.        Pending Legal Proceedings -- *


_______________________
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1997: Mortgage-Backed Securities, China Growth and MicroCap Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

Form N-1A           Location in Prospectus for the Asian Equity and Japanese
Item Number         Equity Portfolios
-----------         --------------------------------------------------------

Item 1.             Cover Page -- Cover Page

Item 2.             Synopsis -- Fund Expenses

Item 3.             Condensed Financial Information -- Financial Highlights;
                    Performance Information

Item 4.             General Description of Registrant -- Prospectus Summary;
                    Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.            Management's Discussion of Fund Performance -- **

Item 6.             Capital Stock and Other Securities -- Purchase of Shares;
                    Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7.             Purchase of Securities Being Offered -- Prospectus Summary;
                    Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Purchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.             Pending Legal Proceedings -- *


________________________
*         Omitted since the answer is negative or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1997: Mortgage-Backed Securities, China Growth and MicroCap Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report of Shareholders following commencement of operations.

Form N-1A
Item Number         Location in Prospectus for the U.S. Equity Plus Portfolio
-----------         ---------------------------------------------------------

Item 1.             Cover Page -- Cover Page

Item 2.             Synopsis -- Fund Expenses

Item 3.             Condensed Financial Information -- Financial Highlights;
                    Performance Information

Item 4.             General Description of Registrant -- Prospectus Summary;
                    Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.            Management's Discussion of Fund Performance -- **

Item 6.             Capital Stock and Other Securities -- Purchase of Shares;
                    Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7.             Purchase of Securities Being Offered -- Prospectus Summary;
                    Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Purchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.             Pending Legal Proceedings -- *


________________________
*         Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1997: Mortgage-Backed Securities, China Growth and MicroCap Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report of Shareholders following commencement of operations.

Form N-1A
Item Number         Location in Prospectus for the MicroCap Portfolio
-----------         -------------------------------------------------

Item 1.             Cover Page -- Cover Page

Item 2.             Synopsis -- Fund Expenses (Estimated)

Item 3.             Condensed Financial Information -- *

Item 4.             General Description of Registrant -- Prospectus Summary;
                    Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.            Management's Discussion of Fund Performance -- **

Item 6.             Capital Stock and Other Securities -- Purchase of Shares;
                    Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7.             Purchase of Securities Being Offered -- Prospectus Summary;
                    Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Purchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.             Pending Legal Proceedings -- *


________________________
*         Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1997: Mortgage-Backed Securities, China Growth and MicroCap Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report of Shareholders following commencement of operations.

PART B -        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


 Form N-1A
Item Number     Location in Statement of Additional Information for the Fixed
-----------     Income, Global Fixed Income, Municipal Bond, Mortgage-Backed
                Securities, High Yield, Money Market, Municipal Money Market,
                Small Cap Value Equity, Value Equity, Balanced, Active Country
                Allocation, Gold, Global Equity, International Equity,
                International Magnum, International Small Cap, Asian Equity,
                European Equity, Japanese Equity, Latin American, Emerging
                Markets, Emerging Markets Debt, China Growth, Equity Growth,
                Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate,
                European Real Estate, Asian Real Estate, Technology and U.S.
                Equity Plus Portfolios
                ----------------------------------------------------------------

Item 10.   Cover Page -- Cover Page

Item 11.   Table of Contents -- Cover Page

Item 12.   General Information and History -- *

Item 13. Investment Objective and Policies -- Investment Objectives and Policies; Investment Limitations

Item 14.   Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16.   Investment Advisory and Other Services -- Management of the Fund


Item 17.   Brokerage Allocation -- *

Item 18.   Capital Stock and Other Securities -- General Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered -- Purchase of Shares; Redemption of Shares; Net Asset Value; General Information

Item 20. Tax Status -- Federal Tax Treatment of Forward Currency and Futures Contracts

Item 21.   Underwriters -- *

Item 22.   Calculation of Performance Data -- Performance Information

Item 23.   Financial Statements -- Financial Statements

_______________
*    Omitted since the answer is negative or the Item is not applicable.

--------------------------------------------------------------------------------
                              P R O S P E C T U S
 -----------------------------------------------------------------------------

                             FIXED INCOME PORTFOLIO
                            MUNICIPAL BOND PORTFOLIO
                      MORTGAGE-BACKED SECURITIES PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Fixed Income, Municipal Bond and Mortgage-Backed Securities Portfolios (the "Non-Money Portfolios") and to the Class A and Class B shares of the Money Market Portfolio and Class A shares of the Municipal Money Market Portfolio (the "Money Portfolios") (each, a "Portfolio" and collectively, the "Portfolios"). The Class A and Class B shares currently offered by the Non-Money Portfolios and the Money Market Portfolio have different minimum investment requirements and fund expenses. Shares of the Portfolios are offered with no sales charge, exchange fee or redemption fee. The Mortgage-Backed Securities Portfolio currently is not being offered.


    INVESTMENTS IN THE MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator") and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information" dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
       PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
               ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolios indicated below will incur:


                                                                                            MORTGAGE-             MUNICIPAL
                                                                        FIXED    MUNICIPAL   BACKED      MONEY      MONEY
                                                                       INCOME      BOND     SECURITIES  MARKET     MARKET
SHAREHOLDER TRANSACTION EXPENSES                                      PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
--------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
Maximum Sales Load Imposed on Purchases
  Class A...........................................................    None       None       None       None       None
  Class B...........................................................    None       None       None       None        N/A
Maximum Sales Load Imposed on Reinvested Dividends
  Class A...........................................................    None       None       None       None       None
  Class B...........................................................    None       None       None       None        N/A
Deferred Sales Load
  Class A...........................................................    None       None       None       None       None
  Class B...........................................................    None       None       None       None        N/A
Redemption Fees
  Class A...........................................................    None       None       None       None       None
  Class B...........................................................    None       None       None       None        N/A
Exchange Fees
  Class A...........................................................    None       None       None       None       None
  Class B...........................................................    None       None       None       None        N/A



                                                                          MORTGAGE-             MUNICIPAL
                                                     FIXED     MUNICIPAL   BACKED     MONEY      MONEY
                                                     INCOME      BOND     SECURITIES  MARKET     MARKET
ANNUAL FUND OPERATING EXPENSES                      PORTFOLIO  PORTFOLIO  PORTFOLIO+ PORTFOLIO  PORTFOLIO
--------------------------------------------------  --------   --------   --------   --------   --------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)*
  Class A.........................................        %          %          %+         %**        %**
  Class B.........................................        %          %          %+                N/A
12b-1 Fees
  Class A.........................................    None       None        None+     None       None
  Class B.........................................    0.15%***   0.25%      0.25%+    0.25%       N/A
Other Expenses
  Class A.........................................        %          %          %+         %          %
  Class B.........................................        %          %          %+                N/A
                                                    --------   --------   --------   --------   --------
Total Operating Expenses (Net of Fee Waivers)*
  Class A.........................................        %          %          %+         %**        %**
  Class B.........................................        %          %          %+                N/A
                                                    --------   --------   --------   --------   --------
                                                    --------   --------   --------   --------   --------


------------------------------
+Estimated.

*The Adviser has agreed to waive its management fees and/or reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each of the Portfolios to exceed a specified percentage of its respective average daily net assets. As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses see "Management of the Fund." Set forth below, for each Portfolio as applicable, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percent of average daily net assets of the Class A shares of the Portfolios and Class B shares of the Non-Money Portfolios and Money Market Portfolio, respectively.

                                                                                   TOTAL OPERATING EXPENSES
                                                                                      ABSENT FEE WAIVERS
                                                            MANAGEMENT FEES      ----------------------------
PORTFOLIO                                                 ABSENT FEE WAIVERS        CLASS A        CLASS B
------------------------------------------------------  -----------------------  -------------  -------------
Fixed Income..........................................             0.35%                  %               %
Municipal Bond........................................             0.35%                  %               %
Mortgage-Backed Securities............................             0.35%                  %               %
Money Market..........................................             0.30%                  %           %
Municipal Money Market................................             0.30%                  %          N/A


------------------------
 **No fee waiver or expense reimbursement is in effect for this Portfolio. ***The Distributor has agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from this Portfolio.


    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. Expenses and fees are based on actual figures for the fiscal year ended December 31, 1997 except that (i) expenses for the Mortgage-Backed Securities Portfolio are based on estimates and assume that the average daily net assets of the Mortgage-Backed Securities Portfolio will be $50,000,000 and
(ii) expenses for Class B shares of the Money Market Portfolio assume that expenses for Class A and Class B shares will differ only by the distribution expense charged to Class B shares. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The following example is based on total operating expenses of the Portfolios after fee waivers.



                                           1       3       5      10
                                         YEAR    YEARS   YEARS   YEARS
                                         -----   -----   -----   -----
Fixed Income Portfolio
  Class A.............................   $       $       $       $
  Class B.............................
Municipal Bond Portfolio
  Class A.............................
  Class B.............................
Mortgage-Backed Securities Portfolio*
  Class A.............................                    *       *
  Class B.............................                    *       *
Money Market Portfolio
  Class A.............................
  Class B*............................
Municipal Money Market Portfolio
  Class A.............................


------------------------------

* Because this Class or Portfolio was not operational as of the Fund's fiscal year end, the Fund has not projected expenses beyond the three-year period shown.


    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following tables provide financial highlights for the Class A and Class B shares of the Fixed Income and Municipal Bond Portfolios and the Class A shares of the Money Market and Municipal Money Market Portfolio for each of the periods presented. The audited financial highlights for each Portfolio's shares for each of the periods presented are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. Each Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional performance information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. No financial highlights appear for Class A and Class B shares of the Mortgage-Backed Securities Portfolio and Class B shares of the Money Market Portfolio because the Fund had not offered those classes of shares as of December 31, 1997. After October 31, 1992, the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                             FIXED INCOME PORTFOLIO


                                                                                                                 CLASS B
                                                                                                          ---------------------
                                                                                                                       PERIOD
                                                                                                                        FROM
                                                           CLASS A                                                     JANUARY
                      ---------------------------------------------------------------------------------                  2,
                                                                                     TWO                               1996***
                        YEAR        YEAR        YEAR        YEAR        YEAR       MONTHS       YEAR        YEAR         TO
                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED     DECEMBER
                      DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER     OCTOBER    DECEMBER       31,
                      31, 1997    31, 1996    31, 1995    31, 1994    31, 1993    31, 1992    31, 1992    31, 1997      1996
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.............              $ 10.81     $  9.82     $ 11.05     $ 10.93     $ 10.92     $ 10.55                 $ 10.81
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM
 INVESTMENT
 OPERATIONS
  Net Investment
   Income (1).......                 0.67        0.72        0.59        0.54        0.10        0.69                    0.64
  Net Realized and
   Unrealized Gain
   (Loss) on
   Investments......                (0.20)       1.06       (0.92)       0.41        0.01        0.39                  (0.19)
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
    Total from
     Investment
     Operations.....                 0.47        1.78       (0.33)       0.95        0.11        1.08                    0.45
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS
  Net Investment
   Income...........                (0.70)      (0.79)      (0.53)      (0.56)      (0.10)      (0.69)                  (0.68)
  In Excess of Net
   Investment
   Income...........                (0.00)+        --          --       (0.01)         --          --                      --
  Net Realized
   Gain.............                   --          --       (0.37)      (0.26)         --       (0.02)                     --
  In Excess of Net
   Realized Gain....                   --          --       (0.00)+        --          --          --                      --
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
    Total
     Distributions..                (0.70)      (0.79)      (0.90)      (0.83)      (0.10)      (0.71)                  (0.68)
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END
 OF PERIOD..........              $ 10.58     $ 10.81     $  9.82     $ 11.05     $ 10.93     $ 10.92                 $ 10.58
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL RETURN........                 4.61%      18.76%      (3.10)%      9.07%       1.02%      10.61%                   4.35%
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
RATIOS AND
 SUPPLEMENTAL DATA:
  Net Assets, End of
   Period
   (Thousands)......              $130,733    $165,527    $209,331    $240,668    $154,210    $146,546                $ 1,462
  Ratio of Expenses
   to Average Net
   Assets (1).......                 0.45%       0.45%       0.45%       0.45%       0.45%**     0.45%                   0.60%**
  Ratio of Net
   Investment Income
   to Average Net
   Assets (1).......                 6.30%       6.85%       5.73%       4.97%       5.56%**     6.59%                   6.15%**
  Portfolio Turnover
   Rate.............                  183%        172%        388%        240%         15%        105%                    183%
----------------------------------------

(1) Effect of
    voluntary
    expense
    limitation
    during the
    period:
     Per share
      benefit to net
      investment
      income........                $0.02       $0.01       $0.01       $0.02       $0.01       $0.02                   $0.01
   Ratios before
    expense
    limitation:
     Expenses to
      Average Net
      Assets........                 0.60%       0.59%       0.58%       0.60%       0.75%**     0.59%                   0.74%**
     Net Investment
      Income to
      Average Net
      Assets........                 6.15%       6.71%       5.60%       4.82%       5.26%**     6.45%                   6.01%**


 ** ANNUALIZED.


*** THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.


  + AMOUNT IS LESS THAN $0.01 PER SHARE.

                            MUNICIPAL BOND PORTFOLIO


                                                                 CLASS A                              CLASS B
                                                -----------------------------------------    --------------------------
                                                                              PERIOD FROM                   PERIOD FROM
                                                                              JANUARY 18,                   JANUARY 2,
                                                YEAR ENDED     YEAR ENDED      1995* TO      YEAR ENDED     1996*** TO
                                                 DECEMBER       DECEMBER       DECEMBER       DECEMBER       DECEMBER
                                                    31,            31,            31,            31,            31,
                                                   1997           1996           1995           1997           1996
                                                -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD.........                    $ 10.37        $ 10.00                       $ 10.37
                                                    -----      -----------    -----------        -----      -----------
                                                    -----      -----------    -----------        -----      -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)..................                       0.49           0.44                          0.44
  Net Realized and Unrealized Gain (Loss) on
   Investments...............................                      (0.12)          0.42                         (0.08)
                                                    -----      -----------    -----------        -----      -----------
    Total from Investment Operations.........                       0.37           0.86                          0.36
                                                    -----      -----------    -----------        -----      -----------
DISTRIBUTIONS
  Net Investment Income......................                      (0.49)         (0.45)                        (0.49)
  In Excess of Net Investment Income.........                     --              (0.00)+                      --
  Net Realized Gain..........................                     --              (0.04)                       --
                                                    -----      -----------    -----------        -----      -----------
    Total Distributions......................                      (0.49)         (0.49)                        (0.49)
                                                    -----      -----------    -----------        -----      -----------
NET ASSET VALUE, END OF PERIOD...............                    $ 10.25        $ 10.37                       $ 10.24
                                                    -----      -----------    -----------        -----      -----------
                                                    -----      -----------    -----------        -----      -----------
TOTAL RETURN.................................                       3.67%          8.80%                         3.55%
                                                    -----      -----------    -----------        -----      -----------
                                                    -----      -----------    -----------        -----      -----------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)......                    $40,227        $45,869                       $    69
  Ratio of Expenses to Average Net Assets
   (1).......................................                       0.45%          0.45%**                       0.70%**
  Ratio of Net Investment Income to Average
   Net Assets (1)............................                       4.77%          4.61%**                       4.56%**
  Portfolio Turnover Rate....................                         45%           180%                           45%


------------------------------

(1)  Effect of voluntary expense limitation
      during the period:
       Per share benefit to net investment
        income...............................                      $0.03          $0.03                         $0.03
     Ratios before expense limitation:
       Expenses to Average Net Assets........                       0.73  %        0.73  %**                     0.98  %**
       Net Investment Income to Average Net
        Assets...............................                       4.50  %        4.33  %**                     4.28  %**

  * Commencement of Operations.
 ** Annualized.

*** The Portfolio began offering Class B shares on January 2, 1996.

  + Amount is less than $0.01 per share.

                             MONEY MARKET PORTFOLIO


                                                           CLASS A
                      ---------------------------------------------------------------------------------
                                                                                         TWO      YEAR
                                                                             YEAR      MONTHS    ENDED
                      YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED     ENDED      ENDED    OCTOBER
                       DECEMBER      DECEMBER     DECEMBER     DECEMBER    DECEMBER   DECEMBER    31,
                       31, 1997      31, 1996     31, 1995     31, 1994    31, 1993   31, 1992    1992
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.............                $  1.000     $  1.000     $  1.000     $  1.000   $  1.000   $1.000
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
INCOME FROM
 INVESTMENT
 OPERATIONS
  Net Investment
   Income (1).......                   0.049        0.054        0.040        0.027      0.005   0.039
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
DISTRIBUTIONS
  Net Investment
   Income...........                  (0.049)      (0.054)      (0.040)      (0.027)    (0.005)  (0.039)
  In Excess of Net
   Investment
   Income...........                      --           --           --        0.000+        --      --
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
    Total
    Distributions...                  (0.049)      (0.054)      (0.040)      (0.027)    (0.005)  (0.039)
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
NET ASSET VALUE, END
 OF PERIOD..........                $  1.000     $  1.000     $  1.000     $  1.000   $  1.000   $1.000
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
TOTAL RETURN........                    5.03%        5.51%        3.84%        2.76%      0.50%   3.77%
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
RATIOS AND
 SUPPLEMENTAL DATA:
  Net Assets, End of
   Period
   (Thousands)......                $1,284,633   $836,693     $690,503     $657,163   $599,172   $612,968
  Ratio of Expenses
   to Average Net
   Assets (1).......                    0.52%        0.51%        0.49%        0.53%      0.55%**  0.52%
  Ratio of Net
   Investment Income
   to Average Net
   Assets (1).......                    4.92%        5.37%        3.77%        2.71%      3.11%**  3.74%
------------------------------
(1) Effect of
    voluntary
    expense
    limitation
    during the
    period:
     Per share
      benefit to net
      investment
      income........                     N/A          N/A          N/A       $0.000+    $0.000+    N/A
   Ratios before
    expense
    limitation:
     Expenses to
      Average Net
      Assets........                     N/A          N/A          N/A         0.54%      0.59%**   N/A
     Net Investment
      Income to
      Average Net
      Assets........                     N/A          N/A          N/A         2.70%      3.07%**   N/A


** Annualized.

 + Amount if less than $0.001 per share.

                        MUNICIPAL MONEY MARKET PORTFOLIO


                                                                                         TWO
                                                                                       MONTHS     YEAR
                                                                             YEAR       YEAR     ENDED
                      YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED     ENDED      ENDED    OCTOBER
                       DECEMBER      DECEMBER     DECEMBER     DECEMBER    DECEMBER   DECEMBER    31,
                       31, 1997      31, 1996     31, 1995     31, 1994    31, 1993   31, 1992    1992
                      -----------   -----------  -----------  -----------  ---------  ---------  ------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.............                $  1.000     $  1.000     $  1.000     $  1.000   $  1.000   $1.000
                         -----      -----------  -----------  -----------  ---------  ---------  ------
                         -----      -----------  -----------  -----------  ---------  ---------  ------
INCOME FROM
 INVESTMENT
 OPERATIONS
  Net Investment
   Income (1).......                   0.030        0.034        0.020        0.019      0.004   0.026
                         -----      -----------  -----------  -----------  ---------  ---------  ------
DISTRIBUTIONS
  Net Investment
   Income...........                  (0.030)      (0.034)      (0.020)      (0.019)    (0.004)  (0.026)
  In Excess of Net
   Investment
   Income...........                      --           --           --       (0.000)+       --      --
                         -----      -----------  -----------  -----------  ---------  ---------  ------
    Total
    Distributions...                  (0.030)      (0.034)      (0.020)      (0.019)    (0.004)  (0.026)
                         -----      -----------  -----------  -----------  ---------  ---------  ------
NET ASSET VALUE, END
 OF PERIOD..........                $  1.000     $  1.000     $  1.000     $  1.000   $  1.000   $1.000
                         -----      -----------  -----------  -----------  ---------  ---------  ------
                         -----      -----------  -----------  -----------  ---------  ---------  ------
TOTAL RETURN........                    3.02%        3.44%        2.44%        1.91%      0.37%   2.74%
                         -----      -----------  -----------  -----------  ---------  ---------  ------
                         -----      -----------  -----------  -----------  ---------  ---------  ------
RATIOS AND
 SUPPLEMENTAL DATA:
  Net Assets, End of
   Period
   (Thousands)......                $721,410     $451,519     $359,444     $266,524   $208,866   $206,691
  Ratio of Expenses
   to Average Net
   Assets (1).......                    0.53%        0.52%        0.51%        0.54%      0.57%**  0.55%
  Ratio of Net
   Investment Income
   to Average Net
   Assets (1).......                    2.98%        3.38%        2.42%        1.89%      2.31%**  2.66%
------------------------------
(1) Effect of
    voluntary
    expense
    limitation
    during the
    period:
     Per share
      benefit to net
      investment
      income........                     N/A          N/A          N/A       $0.000+    $0.000+    N/A
   Ratios before
    expense
    limitation:
     Expenses to
      Average Net
      Assets........                     N/A          N/A          N/A         0.56%      0.67%**   N/A
     Net Investment
      Income to
      Average Net
      Assets........                     N/A          N/A          N/A         1.87%      2.21%**   N/A


** Annualized.

 + Amount is less than $0.001 per share.

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares, except the International Small Cap and Municipal Money Market Portfolios which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:


    - The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.


    - The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.



    - The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.


    - The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    - The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and telephone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    - The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    - The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.


    - The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.


    - The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    - The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    - The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.


    - The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.


    - The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    - The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    - The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    - The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    - The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    - The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    - The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    - The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    - The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    - The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    - The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    - The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.



    - The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to be benefit from their involvement in technology and technology-related industries.



    - The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the S&P 500 Index ("S&P 500").



    - The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.

    - The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:


    - The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believe to be undervalued and fixed income securities.


    FIXED INCOME:

    - The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    - The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.


    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.


   THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of            , 1998, Morgan Stanley Asset Management
Inc. and its affiliated institutional asset management companies (exclusive of
Miller Anderson & Sherrerd, LLP) managed assets of approximately $   billion.
See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."


HOW TO INVEST


    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Non-Money Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares average daily net assets on an annualized basis. The Distributor has agreed to waive 0.10% of the 0.25% 12b-1 fee with respect to the Fixed Income Portfolio. The minimum initial investment, generally, is $500,000 for Class A shares of each Portfolio and $100,000 for Class B shares of each Non-Money Portfolio. There is no minimum investment for Class B shares of the Money Market Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."


HOW TO REDEEM


    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."

RISK FACTORS



    Investing in each of the Portfolios entails certain risks and considerations of which an investor should be aware. The Portfolios' share prices and investment returns fluctuate and, when redeemed, an investment in the Portfolios may be worth more or less than its original cost. The investment policies of the Portfolios may entail the following risk factors:



    - FIXED INCOME SECURITIES. Each Portfolio will be subject to credit risk and market risk associated with investment in fixed income securities. Credit risk is the possibility that an issuer may be unable to meet scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security.



    - MORTGAGE-BACKED SECURITIES. The Fixed Income, Mortgage-Backed Securities and Money Market Portfolios may invest in mortgage-backed securities. Mortgage-backed securities represent an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes in a manner different from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it is not possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, mortgage-backed securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates.



    - FOREIGN INVESTMENT. The Fixed Income Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    - DERIVATIVES. Each Non-Money Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each Portfolio is described below, together with the policies each Portfolio will employ in its efforts to achieve its objective. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolios will attain their objectives. In addition to the investments and strategies described below, the Portfolios may invest in certain securities and obligations as set forth in "Additional Investment Information" and as described under "Investment Objectives and Policies" in the Statement of Additional Information. The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval.


THE FIXED INCOME PORTFOLIO

    The Fixed Income Portfolio seeks to produce a high total return consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Government securities, corporate bonds (including competitively priced Eurodollar bonds), mortgage-backed securities and other fixed income securities, such as certificates of deposit and short-term money market instruments. Short- and intermediate-term bonds form the core of the Portfolio, and long-term bonds (i.e., those with maturities over ten years) are purchased on a short-term opportunistic basis when the Adviser believes they will enhance return without significantly increasing risk. The Adviser sets an annual target rate of return for the Portfolio based on current and projected market and economic conditions and manages the Portfolio conservatively -- primarily through gradual shifts in maturities in attempting to achieve this target rate.


    The Portfolio will typically invest between 50% and 75% of its total assets in U.S. Government and mortgage-backed securities. The Portfolio will purchase corporate bonds that generally are rated in the two highest rating categories by Moody's Investors Service, Inc. ("Moody's") (Aaa or Aa) or Standard & Poor's Ratings Group ("S&P") (AAA or AA). The Portfolio will not invest in a corporate bond if it is not rated at least investment grade by either rating agency at the time of investment. The Portfolio may invest up to 15% of its assets in fixed income instruments denominated in foreign currencies and issued by corporate or governmental issuers when the Adviser feels that the currency component and underlying market characteristics of such obligations will add value to the Portfolio.


THE MUNICIPAL BOND PORTFOLIO


    The Municipal Bond Portfolio seeks to produce a high level of current income consistent with preservation of principal by investing in a portfolio consisting primarily of intermediate- and long-term investment grade municipal obligations ("Municipal Obligations"), the interest on which is exempt from federal income tax. Municipal Obligations include notes, bonds and other securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, on which the interest paid is, in the opinion of counsel for the issuer or the Portfolio, exempt from federal income tax.


    The Portfolio will invest only in Municipal Obligations if they are investment grade securities. Investment grade securities are (i) bonds rated within one of the four highest rating categories of Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB); (ii) notes rated within one of the two highest rating categories of Moody's (MIG1 or MIG2) or one of the two highest rating categories of S&P (SP-1 or SP-2); (iii) commercial paper rated P-1 or P-2 by Moody's or A-1 or A-2 by S&P; (iv) variable rate securities rated VMIG1 or VMIG2 by Moody's; and

(v) unrated Municipal Obligations that the Adviser believes are of comparable quality to securities in the foregoing rating categories. Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in Municipal Obligations (or futures contracts or options on futures relating thereto), that are rated investment grade at the time of investment. This policy is fundamental and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities.



    Although there are no maturity restrictions on the Municipal Obligations in which the Portfolio invests, it is currently anticipated that the average maturity will range between 7 and 20 years. Under normal circumstances, at least 65% of the Portfolio's net assets will be invested in Municipal Obligations having an initial maturity of more than one year. The Adviser will actively manage the Portfolio, and adjust its average maturity (including by the use of futures contracts and options on futures), depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. During periods of rising interest rates and declining prices, the average maturity of the Portfolio may be shorter, while during periods of declining interest rates and rising prices, the Portfolio may have a longer average maturity. The Portfolio will not invest more than 20% of its net assets in Municipal Obligations the interest on which is subject to alternative minimum tax.



    The Portfolio may also invest up to 20% of its net assets in cash, cash equivalents, U.S. Government Securities and taxable corporate investment grade securities. U.S. Government Securities consist of direct obligations of the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Securities issued or guaranteed by agencies or instrumentalities may be backed by the full faith and credit of the United States (such as securities issued by the Government National Mortgage Association ("GNMA")), or supported by the issuing agency's right to borrow from the U.S. Treasury (such as securities issued by the Federal Home Loan Banks), or backed only by the credit of the issuing instrumentality such as securities issued by Fannie Mae).


THE MORTGAGE-BACKED SECURITIES PORTFOLIO


    The Mortgage-Backed Securities Portfolio seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in mortgage-backed securities either (i) issued or guaranteed by the U.S. Government or (ii) rated A or higher by Moody's or S&P or, if unrated, determined by the Adviser to be of comparable quality.



    The Portfolio will invest in mortgage-backed securities that are either (i) issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or (ii) at the time of investment rated within one of the three highest rating categories of Moody's (Aaa, Aa or A) or S&P (AAA, AA or A), or if unrated, determined by the Adviser to be of comparable quality. Under normal circumstances, the Adviser expects that at least 75% of the Portfolio's net assets will be invested in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or rated Aaa by Moody's or AAA by S&P. Up to 15% of the Portfolio's net assets may be invested in mortgage-backed securities rated A by Moody's or S&P.



    The Adviser expects that short- and intermediate-term mortgage-backed securities will form the core of the Portfolio, with long-term securities (i.e., with maturities over ten years) being purchased when the Adviser believes that they will enhance return without significantly increasing risk. The Adviser sets an annual target rate of return for the Portfolio based on current and projected market and economic conditions and manages the Portfolio conservatively -- primarily through gradual shifts in maturities -- in attempting to achieve this target rate.


THE MONEY MARKET PORTFOLIO


    The Money Market Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity by investing in the following high quality money market instruments which have remaining maturities of one year or less. The Portfolio's average maturity (on a dollar-weighted basis) will not exceed 90 days. The Portfolio expects to maintain a net asset value of $1.00 per share. There can be no assurance, however, that the Portfolio will be successful in maintaining a net asset value of $1.00 per share.


    U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, such as U.S. Treasury securities and those backed by the full faith and credit of the United States, such as obligations of GNMA, the Farmers Home Administration and the Export-Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System and the Federal Home Loan Banks.


    MORTGAGE-BACKED SECURITIES. The Portfolio may invest in certain high quality mortgage-backed securities.


    BANK OBLIGATIONS. The Portfolio may invest in high quality U.S. dollar-denominated negotiable certificates of deposit, time deposits, deposit notes and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under federal or state law, (ii) foreign branches of these banks ("Euros") and
(iii) U.S. branches of foreign banks of equivalent size ("Yankees"). The Portfolio may also invest in U.S. dollar-denominated obligations of the International Bank for Reconstruction and Development ("World Bank"). These obligations are supported by appropriated but unpaid commitments of the World Bank's member countries, and there is no assurance these commitments will be undertaken or met in the future.

    COMMERCIAL PAPER; CORPORATE BONDS. The Portfolio may invest in high quality commercial paper and corporate bonds issued by U.S. corporations. The Portfolio may also invest in commercial paper issued by foreign corporations if the issuer is a direct subsidiary of a U.S. corporation, the obligation is U.S. dollar-denominated and is not subject to foreign withholding tax, and the aggregate of these foreign investments does not exceed 10% of the Portfolio's net assets.


    QUALITY INFORMATION. The Portfolio will limit its portfolio investments to those instruments that present minimal credit risks and are of "eligible quality" as determined by the Adviser under the supervision of the Board of Directors in accordance with regulations of the Commission, as they may from time to time be amended. For this purpose, "eligible quality" means a security rated (i) in one of the two highest rating categories by at least two nationally recognized statistical rating organizations assigning a rating to the security or issuer, or (ii) if only one rating organization assigned a rating, by that rating organization or (iii) if unrated, of comparable quality as determined by the Board of Directors. The Money Market Portfolio will not purchase any bank or corporate obligation unless it is rated at least Aa or Prime-1 by Moody's or AA or A-1 by S&P, or is deemed to be of comparable quality.

    These standards must be satisfied at the time an investment is made. In the event that an investment held by the Portfolio is assigned a lower rating or ceases to be rated, the Adviser under the supervision of the Board of Directors, will promptly reassess whether such security presents minimal credit risk and whether the Portfolio should continue to hold the security. If a portfolio security no longer presents minimal credit risk or is in default, the Portfolio will dispose of the security as soon as reasonably practicable unless the Board of Directors determines that it is not in the best interests of the Portfolio to do so.

THE MUNICIPAL MONEY MARKET PORTFOLIO


    The Municipal Money Market Portfolio seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity by investing in the following high quality municipal money market instruments which, in the opinion of bond counsel for the issuer, earn interest exempt from federal income tax. The Portfolio will purchase only securities having a remaining maturity of one year or less. Under normal circumstances, the Portfolio will invest at least 80% of its assets in tax-exempt municipal securities. Additionally, the Portfolio will not purchase private activity bonds that pay interest subject to the alternative minimum tax. Interest on tax-exempt municipal securities may be subject to state and local taxes. The Portfolio's average maturity (on a dollar-weighted basis) will not exceed 90 days. The Portfolio expects to maintain a net asset value of $1.00 per share. There can be no assurance, however, that the Portfolio will be successful in maintaining a net asset value of $1.00 per share.



    MUNICIPAL BONDS. The Portfolio may invest in bonds issued by or on behalf of states, territories and possessions of the United States and its political subdivisions, agencies, authorities and instrumentalities. These obligations may be general obligation bonds secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest, or they may be revenue bonds payable from specific revenue sources, but not generally backed by the issuer's taxing power. These obligations include private activity bonds where payment is the responsibility of the private industrial user of the facility financed by the bonds. The Portfolio may invest more than 25% of its total assets in private activity bonds (provided that the interest on such bonds is not subject to the alternative minimum tax), but may not invest more than 25% of its total assets in these bonds related to projects of similar type or in the same state.


    MUNICIPAL NOTES. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds and project notes, as well as municipal commercial paper and municipal demand obligations. There may be no secondary market for project notes, and the Portfolio intends to hold such notes until maturity. There is no specific percentage limitation on these investments.


    QUALITY INFORMATION. The Portfolio will limit its portfolio investments to those instruments which present minimal credit risk and which are of "eligible quality" as determined by the Adviser under the supervision of the Board of Directors in accordance with regulations of the Commission, as they may from time to time be amended. For this purpose, "eligible quality" means a security rated (i) in one of the two highest rating categories by at least two nationally recognized statistical rating organizations assigning a rating to the security or issuer or, (ii) if only one rating organization assigned a rating, by that rating organization or (iii) if unrated, of comparable quality as determined by the Board of Directors. The Municipal Money Market Portfolio will not purchase any municipal obligation unless it is rated at least Aa, MIG-1 (or MIG-2 in the case of New York State municipal notes), or Prime-1 by Moody's, or AA, SP-1 or A-1 by S&P, or is deemed to be of comparable quality.

    These standards must be satisfied at the time an investment is made. In the event that an investment held by the Portfolio is assigned a lower rating or ceases to be rated, the Adviser under the supervision of the Board of Directors will promptly reassess whether such security presents minimal credit risk and whether the Portfolio should continue to hold the security. If a portfolio security no longer presents minimal credit risk or is in default, the Portfolio will dispose of the security as soon as reasonably practicable unless the Board of Directors determines that it is not in the best interests of the Portfolio to do so. The credit quality of municipal obligations is frequently enhanced by various arrangements with domestic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered when investment quality is evaluated.

    PUTS FOR THE MUNICIPAL MONEY MARKET PORTFOLIO. The Portfolio may to the extent consistent with the Portfolio's investment policies, purchase without limit municipal bonds or notes together with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a "put." The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. The purpose of this practice is to permit the Portfolio to be fully invested in tax-exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, to purchase at a later date securities other than those subject to the put and to facilitate the Adviser's ability to manage the Portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Adviser will monitor each put writer's ability to meet its obligations. No value is assigned to any puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

                       ADDITIONAL INVESTMENT INFORMATION


    FIXED INCOME SECURITIES. Each Portfolio will invest in fixed income (debt) securities. The market value of the fixed income securities in which a Portfolio invest will be affected by changes in the creditworthiness of issuers and will change in response to interest rate changes and other factors. Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates, the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuations as a result of changes in interest rates.



    FOREIGN INVESTMENT. The Fixed Income Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies.



FOREIGN CURRENCY FORWARD CONTRACTS.



    Each Non-Money Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolio may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S. dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.



    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of the Portfolio's total assets.



    MONEY MARKET INSTRUMENTS. The Portfolios are permitted to invest in money market instruments, although each Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Consistent with their investment policies, the Portfolios may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolios may invest in money market instruments for temporary defensive purposes during adverse market conditions. The money market investments permitted for the Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.



    MORTGAGE-BACKED SECURITIES. The Fixed Income, Mortgage-Backed Securities and Money Market Portfolios may invest in mortgage-backed securities. Mortgage-backed securities, directly or indirectly, represent an interest in a pool of mortgage loans on real property. The Portfolios generally will invest in two types of mortgage-backed securities. Mortgage pass-through securities represent a direct interest in a group of loans that has been pooled and the loan payments passed through to security holders. Collateralized mortgage obligations ("CMOs") are fixed income securities that, rather than representing a direct interest in a pool of underlying mortgage loans, are collateralized by the underlying loans. The indirect ownership structure enables issuers to offer CMOs with a number of different classes, or tranches, having particular risk/return characteristics.



    The loans may be pooled by a government agency or instrumentality, such as the Government National Mortgage Association, which packages the loans and guarantees repayment of principal and/or interest on the underlying loans. The agencies or instrumentalities pooling and guaranteeing such loans may or may not be backed by full faith and credit of the U.S. Government. Mortgage-backed securities also may be issued by private originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because privately issued securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, they often are structured with one or more types of credit enhancement.



    Investment in mortgage-backed securities entails certain risks. Like other debt securities, the value of mortgage-backed securities generally varies inversely with changes in interest rates. However, mortgage-backed securities may respond to these changes in a manner different from other fixed income securities because the possibility of prepayment of the underlying mortgage loans makes it difficult to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in value because increased mortgage prepayments must be reinvested at lower interest rates.



    REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines of the Fund's Board of Directors. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolio may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.


    REVERSE REPURCHASE AGREEMENTS. The Money Market Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. Reverse Repurchase Agreements may also be viewed as the borrowing of money by the Portfolio and are, therefore, subject to the Portfolio's overall borrowing limitations. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a segregated account of securities at least equal to its purchase obligations under these agreements. If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's ability to maintain a stable net asset value.


    TAXABLE INVESTMENTS. The Municipal Bond and Municipal Money Market Portfolios attempt to invest 80% and 100%, respectively, of their assets in tax-exempt municipal securities. However, the Portfolios are permitted to invest up to 20% of the value of their total assets in securities, the interest income of which is subject to federal income tax. Either Portfolio may make taxable investments pending investment of proceeds from sales of its shares or portfolio securities or pending settlement of purchases of portfolio securities in order to maintain liquidity to meet redemptions or when it is advisable in the Adviser's opinion because of adverse market conditions. The taxable investments permitted for either Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements. Fees from loans of tax-exempt securities will also be taxable income of the Portfolio.


    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which a Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Portfolio will maintain with the Custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a fundamental policy of the Money Market Portfolio and a current policy of the Municipal Money Market Portfolio not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.



DERIVATIVE PRODUCTS (DERIVATIVES)



    The Non-Money Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. The Money Portfolios do not utilize derivative products. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, each Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.



    The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. The Portfolios will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.



    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.



    Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Non-Money Portfolios may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.



    The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.

    In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolios may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.



    The Portfolios may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolios may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



    Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that a Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Non-Money Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.

    Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives a Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Non-Money Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Non-Money Portfolios may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


                             INVESTMENT LIMITATIONS


    Each Portfolio is a diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and is subject to the following limitations: (i) as to 75% of its total assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities; and
(ii) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.


    Each Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of such Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental investment limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes the portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. Set forth below as an annual percentage of daily net assets are the management fees payable to the Adviser quarterly by each Portfolio pursuant to the terms of the Investment Advisory Agreement. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Non-Money Portfolios, if necessary, if such fees would cause the total annual operating expenses of any Portfolio to exceed the maximum set forth in the table below.



                                                                       MAXIMUM TOTAL OPERATING EXPENSES
                                                                              AFTER FEE WAIVERS
                                                MANAGEMENT FEE     ----------------------------------------
PORTFOLIO                                     ABSENT FEE WAIVERS         CLASS A              CLASS B
--------------------------------------------  -------------------  -------------------  -------------------
Fixed Income                                           0.35%                0.45%                0.60%
Municipal Bond                                         0.35%                0.45%                0.70%
Mortgage-Backed Securities                             0.35%                0.45%                0.70%
Money Market                                           0.30%                0.55%                0.80%
Municipal Money Market                                 0.30%                0.57%               N/A



    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and
credit services. At           , 1998, the Adviser, together with its affiliated
institutional asset management companies (exclusive of Miller Anderson &
Sherrerd, LLP), managed assets of approximately $        billion. See
"Management of the Fund" in the Statement of Additional Information.


    PORTFOLIO MANAGERS. The following individuals have primary portfolio management responsibility for the Portfolios noted below:


    FIXED INCOME PORTFOLIO -- WARREN ACKERMAN, III. Warren Ackerman is a Principal of the Adviser and Morgan Stanley and a Senior Fixed Income Portfolio Manager. Mr. Ackerman joined the Advisor in December 1993. Prior to joining the Advisor, Mr. Ackerman spent over 14 years with Bankers Trust Company as a Managing Director responsible for institutional active fixed income management. Prior to Bankers, he spent almost seven years as a Vice President with Irving Trust Company in the Trust Investment Division. Mr. Ackerman is a graduate of Monmouth College with a B.S. in Economics. Mr. Ackerman has had primary responsibility for managing the Portfolio's assets since March 1994.


    MUNICIPAL BOND PORTFOLIO -- LORI A. COHANE. Lori A. Cohane joined the Adviser in 1994 as a Vice President and Municipal Bond Portfolio Manager. Prior to joining the Adviser, Ms. Cohane spent eight years with Salomon Brothers Asset Management as a Vice President, Portfolio Manager and Senior Credit Analyst of municipal bond accounts managing portfolios for high net worth individuals, open- and closed-end bond funds and institutional accounts. Ms. Cohane is a magna cum laude graduate of the State University of New York at Albany with a B.S. degree in Finance and Economics. Ms. Cohane has had primary responsibility for managing the Portfolio's assets since its inception.

    MORTGAGE-BACKED SECURITIES PORTFOLIO -- WARREN ACKERMAN, III. Information about Mr. Ackerman is included under Fixed Income Portfolio above. Mr. Ackerman has had primary responsibility for managing the Portfolio's assets since its inception.


    MONEY MARKET PORTFOLIO -- ABIGAIL JONES FEDER, DANIEL M. NILAND, ELLEN D. HARVEY AND SCOTT F. RICHARD. Abigail Jones Feder is a Principal of the Adviser and Morgan Stanley and shares responsibility for managing short-term taxable and tax-exempt portfolios. Ms. Feder joined Morgan Stanley's Corporate Finance Department in 1985. In 1987 she joined the Adviser as a Marketing Analyst and was promoted to a Marketing Director in 1988. She joined the Fixed Income Group as a Portfolio Manager in 1989 and she became a Vice President in 1992. Ms. Feder holds a B.A. from Vassar College. Ms. Feder has had primary responsibility for managing the portfolio's assets since its inception. Daniel M. Niland joined the Adviser in July 1997 as a Vice President and shares responsibility for managing short-term taxable portfolios. Prior to joining the Adviser, Mr. Niland managed liquidity and short duration fixed income portfolios for institutional and private accounts at Citibank Global Asset Management. Before joining Citibank, Mr. Niland worked at J.P. Morgan as a portfolio manager investing $20 billion in short-term securities for that firm's securities lending program. Mr. Niland holds a B.A. from Iona College and an M.B.A. from Fordham University. Mr. Niland has shared primary responsibility for managing the Portfolio's assets since July 1997. Ellen D. Harvey joined the Adviser in 1996 and has been a portfolio manager with Miller Anderson & Sherrerd, LLP ("MAS"), an affiliate of the Adviser, since 1984. She assumed responsibility for the MAS-advised Cash Reserves Portfolio in 1990, the Limited Duration Portfolio in 1992 and the Intermediate Duration Portfolio in 1994. Ms. Harvey holds an A.B. in economics from Princeton University and an M.A. in economics from George Washington University. Scott F. Richard joined the Adviser in 1996 and has been a portfolio manager with MAS since 1992. He served as Vice

President, Head of Fixed Income Research & Model Development for Goldman, Sachs & Co. from 1987 to 1991 and as Head of Mortgage Research in 1992. He assumed responsibility for the MAS-advised Mortgage-Backed Securities Portfolio in 1992 and the Limited Duration, Intermediate Duration, Municipal and PA Municipal Portfolios in 1994. Mr. Richard holds a B.S. from Massachusetts Institute of Technology and a D.B.A. from Harvard Graduate School of Business Administration. Ms. Harvey and Mr. Richard have shared primary responsibility for managing the Portfolio's assets since January 1996.



    MUNICIPAL MONEY MARKET PORTFOLIO -- ABIGAIL JONES FEDER. Information about Ms. Feder is included under the Money Market Portfolio above. Ms. Feder has had primary responsibility for managing the Portfolio's assets since inception.



    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund, and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator through its agents will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.


    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.


    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.


    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.



    The Fund has adopted a Plan of Distribution with respect to the Class B shares of each of the Non-Money Portfolios and the Money Market Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive from each of the Non-Money Portfolios and the Money Market Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.



    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountant's fees, custodial fees and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                               PURCHASE OF SHARES



    Class A shares of each Portfolio and Class B shares of each Portfolio except the Municipal Money Market Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. CLASS B SHARES OF THE MONEY MARKET PORTFOLIO ARE AVAILABLE FOR PURCHASE ONLY THROUGH FINANCIAL INTERMEDIARIES (AS DISCUSSED BELOW) THAT HAVE MADE ARRANGEMENTS WITH THE FUND. The net asset value per share of each Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business. Net asset value per share is determined (i) for each Non-Money Portfolio, as of the close of trading of the NYSE (normally 4:00 p.m. Eastern Time); (ii) for the Money Market Portfolio, as of 12:00 noon Eastern Time; and (iii) for the Municipal Money Market Portfolio, as of 11:00 a.m. Eastern Time (for each Portfolio, the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each Non-Money Portfolio. The minimum initial investment is $100,000 for Class A shares of each Money Portfolio. There is no minimum initial investment for Class B shares of the Money Market Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"); certain accounts managed by the Adviser and its affiliates ("Managed Accounts"); and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Class B shares of the Money Market Portfolio may be purchased only through Financial Intermediaries. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



            The Chase Manhattan Bank


           One Manhattan Plaza


           New York, NY 10081-1000


           ABA# 021000021


           DDA# 910-2-733293


           Attn: Morgan Stanley Institutional Fund, Inc.


           Ref: (Portfolio name, your account number, your account name)


           Please call the Fund at 1-800-548-7786 prior to wiring funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the regular close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time) the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the regular close of the FFWCC will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an agreement with Morgan Stanley pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and the bank handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



            Morgan Stanley Institutional Fund, Inc.


           P.O. Box 2798


           Boston, Massachusetts 02208-2798



    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.

    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day, and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for each Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio, except that there is no minimum for Class B shares of the Money Market Portfolio. The minimum additional investment may be lower for certain accounts described above under "Minimum Investment". For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of each Non-Money Portfolio may be subject to the involuntary conversion and redemption features described below. Shares of the Money Portfolios are not subject to involuntary conversion or redemption. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares of a Non-Money Portfolio falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares of a Non-Money Portfolio to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares of a Non-Money Portfolio increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                              REDEMPTION OF SHARES



    Class A shares of each Portfolio and Class B shares of each Portfolio except the Municipal Money Market Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. HOWEVER, SHARES PURCHASED THROUGH A FINANCIAL INTERMEDIARY MUST BE REDEEMED THROUGH A FINANCIAL INTERMEDIARY. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2. Any required signature guarantees; and



    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.



    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced and Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchases of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolios. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of each Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios; and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.

INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the portfolio.



                              VALUATION OF SHARES



    The net asset value per share of a class of shares of each Non-Money Portfolio is determined by dividing the total market value of the Non-Money Portfolio's investments and other assets attributable to such class, less all liabilities attributable to such class, by the number of total outstanding shares of such a class of the Non-Money Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share of the Non-Money Portfolios is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by two reputable brokers.



    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily unless collection is in doubt. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.


    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked price for such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expenses charged to Class B shares.


    The net asset value per share of each of the Money Market and Municipal Money Market Portfolios is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio's investments and other assets and dividing the result by the total number of outstanding shares of the Portfolio. The net asset values per share of the Municipal Money Market Portfolio and the Money Market Portfolio are determined as of 11:00 a.m. and 12:00 noon (Eastern Time), respectively, on the days on which the NYSE is open. For the purpose of calculating each Money Portfolio's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.


                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Fixed Income, Municipal Bond and Mortgage-Backed Securities Portfolios. In addition, from time to time the Fund may advertise "yield" for the Municipal Bond, Money Market and Municipal Money Market Portfolios and "effective yield" for the Money Market and Municipal Money Market Portfolios. In addition to these yield figures, the Municipal Bond and Municipal Money Market Portfolio may advertise a tax equivalent yield. THESE FIGURES ARE BASED ON HISTORICAL PERFORMANCE AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.


    Each of the Non-Money Portfolios may advertise "total return" which shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years) assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The "yield" of the Municipal Bond Portfolio refers to the income generated by an investment in the Portfolio over a one-month or 30-day period, while the "yield" of the Money Market and Municipal Money Market Portfolios refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that 30- or seven-day period is assumed to be generated each 30-day period for twelve periods or each week over a 52-week period, and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned on an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A "tax equivalent yield" is the "yield" of the Portfolio increased by an amount based on an assumed rate of tax for a shareholder. For further information concerning these figures, see "Calculation of Yield and Total Return" in the Statement of Additional Information. The Fund may also use comparative performance information in marketing the Portfolios' shares, including data from Lipper Analytical Services, Inc., Donoghue's Money Fund Report, other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

FIXED INCOME, MUNICIPAL BOND AND MORTGAGE-BACKED SECURITIES PORTFOLIOS

    All income dividends and capital gains distributions for a class of shares of each Non-Money Portfolio will be automatically reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.

    Each Non-Money Portfolio expects to distribute substantially all of its taxable net investment income in the form of monthly dividends. Net realized capital gains of each Non-Money Portfolio, if any, after reduction for any tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in each Non-Money Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (I.E., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of each Non-Money Portfolio will differ at times. Expenses of each Non-Money Portfolio allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS

    Net investment income is computed and dividends declared as of 1:00 p.m. (Eastern time), on each day. Such dividends are payable to Municipal Money Market Portfolio shareholders of record as of 11:00 a.m. (Eastern time) on that day and to Money Market Portfolio shareholders of record as of 12:00 noon (Eastern time) on that day, if the Fund and Custodian Bank are open for business. This means that shareholders whose purchase orders become effective as of 12:00 noon (for the Money Market Portfolio) or 11:00 a.m. (for the Municipal Money Market Portfolio) receive the dividend for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of 4:00 p.m. on the last preceding day the Fund and its Custodian Bank were open for business.

    For the purpose of calculating dividends, net income of each Money Portfolio shall consist of interest earned, including any discount or premium ratably amortized to the date of maturity, minus estimated expenses of the Money Portfolio. Each Money Portfolio's daily dividends are accrued throughout the month and are distributed on the fifteenth calendar day of each month (or next business day if the fifteenth calendar day falls on a holiday or weekend). Because of the distribution fee and other expenses that may be attributable to Class B shares of the Money Market Portfolio, the net income attributable to and the dividends payable on Class B shares will be lower than for Class A shares. Dividends of each Money Portfolio are payable in additional shares, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and any capital gains distributions in cash.


    Each shareholder receives a monthly statement summarizing activity in the account. If at any time a shareholder wishes to withdraw all of the funds in an account, the proceeds will be sent to the shareholder by wire or check, according to the shareholder's instructions. If the withdrawal is by wire, a check in the amount of the income to the shareholder's account through the day of withdrawal will be mailed to the shareholder on the next business day. Withdrawals by check will include accrued income through the date of withdrawal.

    Net realized short-term capital gains, if any, of each Money Portfolio are to be distributed whenever the Board of Directors determine that such distributions would be in the best interest of shareholders, but in any event, at least once a year. The Money Portfolios do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.


    It is an objective of management to maintain the price per share of each Money Portfolio as computed for the purpose of sales and redemptions at exactly $1.00. In the event the Board of Directors determines that a deviation from the $1.00 per share price may exist which may result in a material dilution or other unfair results to investors or existing shareholders, they will take corrective action they regard as necessary and appropriate, including the sale of instruments from a Money Portfolio prior to maturity to realize capital gains or losses; shortening average portfolio maturity; withholding dividends; making a special capital distribution; or redemptions of shares in kind.


                                     TAXES

GENERAL

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other Portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    Each Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income (other than "exempt-interest dividends," described below) are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long shareholders have held their shares. Distributions of net investment income and net capital gain are not eligible for the corporate dividends-received deduction. Each Portfolio will send reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.


    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss, including any available capital loss carryforwards) prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



    The sale, exchange or redemption of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceed or are less than the shareholder's adjusted basis in the sold, exchanged or redeemed shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

THE MUNICIPAL BOND AND MUNICIPAL MONEY MARKET PORTFOLIOS

    The dividends payable by the Municipal Bond and the Municipal Money Market Portfolios from net tax-exempt interest from municipal bonds and notes will qualify as "exempt-interest dividends" if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income. Each of the Municipal Bond and Municipal Money Market Portfolios intends to invest a sufficient portion of its assets in municipal bonds and notes to qualify to pay "exempt-interest dividends."

    Exempt-interest dividends are excludable from a shareholder's gross income for regular income tax purposes. However, the receipt of such dividends may have collateral federal income tax consequences, including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information. Current federal tax law limits the types of volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Portfolios to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirement for the payment of exempt-interest dividends.

    All or a portion of the interest on indebtedness incurred or continued by an investor to purchase or carry shares is not deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing shares of the Portfolios. See the Statement of Additional Information.

    The Portfolios will report annually to their shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolios during the year to which the dividends relate.

    The exemption of dividends paid by the Municipal Bond and Municipal Money Market Portfolio for Federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Each of the Municipal Bond and Municipal Money Market Portfolio will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on municipal bonds and municipal notes held by the Portfolio during the preceding year.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER


    The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies. For the fiscal year ended December 31, 1997, the Fixed Income Portfolio had a portfolio turnover rate of [183%]. As portfolio turnover increases, the Portfolios may expect to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and Class B shares, except for the International Small Cap and Municipal Money Market Portfolios, which offer only Class A shares.


    The shares of each Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. Financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser, or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN


    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.


DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
  FIXED INCOME, MUNICIPAL BOND, MORTGAGE-BACKED SECURITIES,
   MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS
   P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


      ACCOUNT INFORMATION                            If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable                       Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.
         First Name    Initial         Last Name
2.
         First Name    Initial         Last Name
         First Name    Initial         Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

       B)  MAILING ADDRESS
           Please fill in completely,
           including telephone number(s).

       B)


/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien

Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.


  C)  TAXPAYER                                       Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                                 taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2.   JOINT TENANTS
           (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
           TENANCY IN COMMON
           IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                                                          OR
                                                     1.         TAXPAYER IDENTIFICATION                      SOCIAL SECURITY
                                                     NUMBER ("TIN")                                NUMBER ("SSN")
                                                                                              OR
                                                     2.                             TIN
                                                                                                                             SSN
                                                                                              OR
                                                     TIN
                                                                                                                             SSN
                                                     IMPORTANT TAX INFORMATION
                                                     You (as a payee) are required by law to provide us (as payer) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect
                                                     TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                                     Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                                                     You may be notified that you are subject to backup withholding under
                                                     Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                        For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SELECTION                      Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000     Fixed Income Portfolio          / / Class A Shares $  / / Class B Shares $
      and Class B shares minimum $100,000  Municipal Bond Portfolio        / / Class A Shares $
      for each of the Fixed Income,        Mortgage-Backed Securities      / / Class A Shares $
      Municipal Bond and Mortgage-Backed   Portfolio
      Securities Portfolios. Minimum       Money Market Portfolio
      $50,000 for Class A shares of each   Municipal Money Market
      of the Money Market and Municipal    Portfolio
      Money Market Portfolios). Please
      indicate Portfolio, class and
      amount.
                                                                           Total Initial Investment $



  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio
      and manner of payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                     -- - - - - - - - - - -- - -
                            Name of Portfolio                                                   Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                 -- - - - - - - - - - -- - -
                                                                                      Account No.               (Check
                                                                                (Previously assigned by the Fund)     Digit)
                                                                                                                          Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your Bank Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City  State  Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                                Name
      In addition to the account
      statement sent to my/our registered
      address, I/we hereby authorize the                                                                   Address
      Fund to mail duplicate statements
      to the name and address provided at  City         State         Zip Code
      right.

  I)  DEALER
      INFORMATION
                                           Representative Name              Representative No.             Branch
                                           No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):

/ / U.S. CITIZEN(S)/TAXPAYER(S):

      / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
          IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
          SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
          EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
          NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE
          SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
          REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
          ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
          WITHHOLDING.

      / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE HAVE
          APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY
          ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF
          I/ WE DO NOT PROVIDE EITHER NUMBER TO CHASE GLOBAL FUNDS
          SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS
          APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN(S)
          OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP
          WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE
          PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU MAY REQUEST SUCH
          FORM BY CALLING CGFSC AT 800-282-4404.

/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature            Date            must sign)      Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    9
Investment Objectives and Policies................   13
Additional Investment Information.................   17
Investment Limitations............................   25
Management of the Fund............................   25
Purchase of Shares................................   28
Redemption of Shares..............................   31
Account Policies and Services.....................   32
Valuation of Shares...............................   34
Performance Information...........................   35
Dividends and Capital Gains Distributions.........   36
Taxes.............................................   37
Portfolio Transactions............................   39
General Information...............................   40
Account Registration Form


                             FIXED INCOME PORTFOLIO
                            MUNICIPAL BOND PORTFOLIO
                      MORTGAGE-BACKED SECURITIES PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                      P.O. Box 2798, Boston, MA 02208-2798

---------------------------------
---------------------------------
---------------------------------
---------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------
                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Small Cap Value Equity, Value Equity, Balanced, Global Fixed Income and High Yield Portfolios (each, a "Portfolio," and collectively, the "Portfolios"). The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the Portfolios are offered with no sales charge, exchange fee or redemption fee. The Small Cap Value Equity and Balanced Portfolios are currently closed to new investors with the exception of certain tax-qualified retirement plans, other investment companies advised by Morgan Stanley Asset Management Inc. and its affiliates and certain employees of the Adviser and its affiliates.

    THE HIGH YIELD PORTFOLIO INVESTS PREDOMINANTLY IN LOWER RATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS PORTFOLIO. SEE "RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES."
    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information", dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
        THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES
    The following table illustrates the expenses and fees that a shareholder of each Portfolio will incur:

                                                                                            GLOBAL
                                                                                             FIXED      HIGH
                                             SMALL CAP VALUE   VALUE EQUITY    BALANCED     INCOME      YIELD
SHAREHOLDER TRANSACTION EXPENSES            EQUITY PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO  PORTFOLIO
------------------------------------------  -----------------  -------------  -----------  ---------  ---------
Maximum Sales Load Imposed on Purchases
  Class A.................................           None             None          None     None       None
  Class B.................................           None             None          None     None       None
Maximum Sales Load Imposed on Reinvested
 Dividends
  Class A.................................           None             None          None     None       None
  Class B.................................           None             None          None     None       None
Deferred Sales Load
  Class A.................................           None             None          None     None       None
  Class B.................................           None             None          None     None       None
Redemption Fees
  Class A.................................           None             None          None     None       None
  Class B.................................           None             None          None     None       None
Exchange Fees
  Class A.................................           None             None          None     None       None
  Class B.................................           None             None          None     None       None

      ANNUAL FUND OPERATING EXPENSES
------------------------------------------

                                                                                            GLOBAL
                                                                                            FIXED       HIGH
                                             SMALL CAP VALUE   VALUE EQUITY    BALANCED     INCOME     YIELD
(AS A PERCENTAGE OF AVERAGE NET ASSETS)     EQUITY PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO  PORTFOLIO
                                            -----------------  -------------  -----------  --------   --------
Management Fee (Net of Fee Waivers)*
  Class A.................................              %                %             %        %          %
  Class B.................................              %                %             %        %          %
12b-1 Fees
  Class A.................................           None             None          None    None       None
  Class B.................................          0.25%            0.25%         0.25%    0.15%**    0.25%
Other Expenses
  Class A.................................              %                %             %        %          %
  Class B.................................              %                %             %        %          %
                                                   ------           ------    -----------  --------   --------
Total Operating Expenses (Net of Fee
 Waivers)*
  Class A.................................              %                %             %        %          %
  Class B.................................              %                %             %        %          %
                                                   ------           ------    -----------  --------   --------
                                                   ------           ------    -----------  --------   --------


--------------------------

 *The Adviser has agreed to waive its management fee and/or reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each of the Portfolios to exceed a specified percentage of its respective average daily net assets. As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund." Set forth below, for each Portfolio, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percentage of the average daily net assets of the Class A shares and Class B shares, respectively.


**The Distributor has agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from this Portfolio.

                                                                                   TOTAL OPERATING EXPENSES
                                                                                      ABSENT FEE WAIVERS
                                                                MANAGEMENT FEE     ------------------------
PORTFOLIO                                                     ABSENT FEE WAIVERS    CLASS A      CLASS B
------------------------------------------------------------  -------------------  ----------  ------------
Small Cap Value Equity......................................          0.85%                 %            %
Value Equity................................................          0.50%                 %            %
Balanced....................................................          0.50%                 %            %
Global Fixed Income.........................................          0.40%                 %            %
High Yield..................................................          0.375%                %            %



    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. Expenses and fees for each Portfolio are based on actual figures for the fiscal year ended December 31, 1997. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The following example is based on total operating expenses of the Portfolios after fee waivers.



                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
Small Cap Value Equity Portfolio
  Class A..........................................................   $            $            $            $
  Class B..........................................................
Value Equity Portfolio
  Class A..........................................................
  Class B..........................................................
Balanced Portfolio
  Class A..........................................................
  Class B..........................................................
Global Fixed Income
  Class A..........................................................
  Class B..........................................................
High Yield Portfolio
  Class A..........................................................
  Class B..........................................................


    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following tables provide financial highlights for the Class A and Class B shares for each of the Portfolios for the periods presented. The audited financial highlights for each of the Portfolio's shares for each of the periods presented are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. Each Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional performance information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. After October 31, 1992, the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                        CLASS A
                                ---------------------------------------------------------------------------------------
                                                                                                           PERIOD FROM
                                                                                                           DECEMBER 17,
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      1992* TO
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    1997           1996           1995           1994           1993           1992
                                ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................    $              $ 11.91        $ 10.80        $ 11.10        $ 10.14        $ 10.00
                                ------------   ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income (1)...                      0.32           0.30           0.28           0.24           0.01
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................                      2.36           1.82         (0.01)           0.90           0.13
    Total from Investment
     Operations...............                      2.68           2.12           0.27           1.14           0.14
DISTRIBUTIONS
  Net Investment Income.......                    (0.32)         (0.38)         (0.27)         (0.18)             --
  Net Realized Gain...........                    (3.38)         (0.63)         (0.30)             --             --
                                ------------   ------------   ------------   ------------   ------------   ------------
    Total Distributions.......                    (3.70)         (1.01)         (0.57)         (0.18)             --
                                ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF
 PERIOD.......................    $              $ 10.89        $ 11.91        $ 10.80        $ 11.10        $ 10.14
                                ------------   ------------   ------------   ------------   ------------   ------------
                                ------------   ------------   ------------   ------------   ------------   ------------
TOTAL RETURN..................           %         22.99%         20.63%          2.53%         11.33%          1.40%
                                ------------   ------------   ------------   ------------   ------------   ------------
                                ------------   ------------   ------------   ------------   ------------   ------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (Thousands)................    $              $23,970        $51,919        $40,033        $26,775        $ 5,974
  Ratio of Expenses to Average
   Net Assets (1).............           %          1.00%          1.00%          1.00%          1.00%          1.00%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1).................           %          2.20%          2.60%          2.67%          2.56%          1.64%**
  Portfolio Turnover Rate.....           %            32%            36%            22%            29%             0%
  Average Commission Rate#....                   $0.0402            N/A            N/A            N/A            N/A

                                          CLASS B
                                ---------------------------
                                               PERIOD FROM
                                                JANUARY 2,
                                 YEAR ENDED     1996*** TO
                                DECEMBER 31,   DECEMBER 31,
                                    1997           1996
                                ------------   ------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................    $              $ 11.95
                                ------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income (1)...                      0.23
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................                      2.38
    Total from Investment
     Operations...............                      2.61
DISTRIBUTIONS
  Net Investment Income.......                    (0.30)
  Net Realized Gain...........                    (3.38)
                                ------------   ------------
    Total Distributions.......                    (3.68)
                                ------------   ------------
NET ASSET VALUE, END OF
 PERIOD.......................    $              $ 10.88
                                ------------   ------------
                                ------------   ------------
TOTAL RETURN..................           %         22.33%
                                ------------   ------------
                                ------------   ------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (Thousands)................    $              $ 1,689
  Ratio of Expenses to Average
   Net Assets (1).............           %          1.24%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1).................           %          1.93%**
  Portfolio Turnover Rate.....           %            32%
  Average Commission Rate#....                   $0.0402


----------------------

(1) Effect of voluntary expense
    limitation during the period:
     Per share benefit to net
      investment income..........          $        $0.04          $0.02         $0.03         $0.06         $0.13
   Ratios before expense
    limitation:
     Expenses to Average Net
      Assets.....................             %       1.32  %       1.21  %       1.26  %       1.68  %      23.14 %**
     Net Investment Income (Loss)
      to Average Net Assets......             %       1.89  %       2.39  %       2.41  %       1.88  %     (20.50 )%**

(1)

             $         $0.05

                %       1.69  %**

                %       1.50  %**




  * Commencement of Operations.

 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                             VALUE EQUITY PORTFOLIO

                                                                            CLASS A
                           ---------------------------------------------------------------------------------------------------------
                                                                                                          TWO MONTHS
                            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED       ENDED        YEAR ENDED
                           DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   OCTOBER 31,
                               1997            1996            1995            1994           1993           1992           1992
                           -------------   -------------   -------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $               $  13.94        $  11.50        $ 12.63        $ 11.31        $ 10.71        $ 10.24
                           -------------   -------------   -------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income
 (1).....................                      0.41            0.38           0.40           0.37           0.08           0.38
Net Realized and
 Unrealized Gain (Loss)
 on Investments..........                      2.27            3.30         (0.55)           1.31           0.52           0.48
                           -------------   -------------   -------------   ------------   ------------   ------------   ------------
    Total from Investment
     Operations..........                      2.68            3.68         (0.15)           1.68           0.60           0.86
                           -------------   -------------   -------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS
  Net Investment Income..                    (0.41)          (0.47)         (0.40)         (0.36)             --         (0.39)
  Net Realized Gain......                    (2.32)          (0.77)         (0.58)             --             --             --
                           -------------   -------------   -------------   ------------   ------------   ------------   ------------
    Total
     Distributions.......                    (2.73)          (1.24)         (0.98)         (0.36)             --         (0.39)
                           -------------   -------------   -------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF
 PERIOD..................  $               $  13.89        $  13.94        $ 11.50        $ 12.63        $ 11.31        $ 10.71
                           -------------   -------------   -------------   ------------   ------------   ------------   ------------
                           -------------   -------------   -------------   ------------   ------------   ------------   ------------
TOTAL RETURN.............          %          19.73%          33.69%         (1.29)%        15.14%          5.60%          8.51%
                           -------------   -------------   -------------   ------------   ------------   ------------   ------------
                           -------------   -------------   -------------   ------------   ------------   ------------   ------------
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of
   Period (Thousands)....  $               $106,128        $147,365        $73,406        $54,598        $27,541        $25,013
  Ratio of Expenses to
   Average Net Assets
   (1)...................          %           0.70%           0.70%          0.70%          0.70%          0.70%**        0.70%
  Ratio of Net Investment
   Income to Average Net
   Assets (1)............          %           2.62%           3.01%          3.37%          3.23%          4.41%**        3.72%
  Portfolio Turnover
   Rate..................          %             42%             43%            33%            51%             9%            56%
  Average Commission
   Rate#.................         $         $0.0434             N/A            N/A            N/A            N/A            N/A

                                       CLASS B
                            -----------------------------
                                             PERIOD FROM
                                              JANUARY 2,
                             YEAR ENDED       1996*** TO
                            DECEMBER 31,     DECEMBER 31,
                                1997             1996
                            -------------    ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....   $                $ 14.06
                            -------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income
 (1).....................                       0.29
Net Realized and
 Unrealized Gain (Loss)
 on Investments..........                       2.25
                            -------------    ------------
    Total from Investment
     Operations..........                       2.54
                            -------------    ------------
DISTRIBUTIONS
  Net Investment Income..                     (0.39)
  Net Realized Gain......                     (2.32)
                            -------------    ------------
    Total
     Distributions.......                     (2.71)
                            -------------    ------------
NET ASSET VALUE, END OF
 PERIOD..................   $                $ 13.89
                            -------------    ------------
                            -------------    ------------
TOTAL RETURN.............           %          18.57%
                            -------------    ------------
                            -------------    ------------
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of
   Period (Thousands)....   $                $ 2,555
  Ratio of Expenses to
   Average Net Assets
   (1)...................           %           0.95%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1)............           %           2.33%**
  Portfolio Turnover
   Rate..................           %             42%
  Average Commission
   Rate#.................          $         $0.0434


-------------------------

(1) Effect of voluntary
     expense limitation
     during the period:
      Per share benefit
       to net investment
       income............           $       $0.01             $0.01          $0.01          $0.03          $0.01           $0.01
    Ratios before expense
     limitation:
      Expenses to Average
       Net Assets........              %        0.78  %        0.77  %        0.80  %        0.95  %        1.20  %**        0.84%
      Net Investment
       Income to
       Average Net
       Assets............              %        2.55  %        2.94  %        3.27  %        2.98  %        3.91  %**        3.58%

(1)

                $          $0.01

                   %        1.03   %**

                   %        2.26   %**




 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were paid, during the period.

                               BALANCED PORTFOLIO

                                                                   CLASS A
                           ----------------------------------------------------------------------------------------
                                                                                            TWO MONTHS
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     ENDED      YEAR ENDED
                            DECEMBER     DECEMBER     DECEMBER     DECEMBER     DECEMBER     DECEMBER     OCTOBER
                            31, 1997     31, 1996     31, 1995     31, 1994     31, 1993     31, 1992     31, 1992
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $            $  9.98      $  8.96      $ 11.13      $ 11.31      $ 11.00      $ 10.61
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)...................                  0.52         0.39         0.42         0.44         0.10         0.58
  Net Realized and
   Unrealized Gain (Loss)
   on Investments........                  0.54         1.62       (0.64)         0.79         0.21         0.42
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total from Investment
     Operations..........                  1.06         2.01       (0.22)         1.23         0.31         1.00
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS
  Net Investment
   Income................                (0.48)       (0.50)       (0.49)       (0.41)           --       (0.58)
  In Excess of Net
   Investment Income.....                  0.00+          --           --       (0.08)           --           --
  Net Realized Gain......                (2.37)       (0.49)       (1.46)       (0.06)           --       (0.03)
  In Excess of Net
   Realized Gain.........                    --           --           --       (0.86)           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total
     Distributions.......                (2.85)       (0.99)       (1.95)       (1.41)           --       (0.61)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF
 PERIOD..................  $            $  8.19      $  9.98      $  8.96      $ 11.13      $ 11.31      $
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
TOTAL RETURN.............         %       10.93%       23.63%       (2.32)%      12.09%        2.82%        9.57%
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of
   Period (Thousands)....  $            $ 5,992      $22,642      $18,492      $29,684      $39,984      $40,332
  Ratio of Expenses to
   Average Net Assets
   (1)...................         %        0.70%        0.70%        0.70%        0.70%        0.70%**      0.70%
  Ratio of Net Investment
   Income to Average Net
   Assets (1)............         %        3.93%        4.10%        4.13%        3.88%        5.29%**      5.21%
  Portfolio Turnover
   Rate..................         %          22%          26%          44%         136%           4%          40%
  Average Commission
   Rate#.................        $      $0.0397          N/A          N/A          N/A          N/A          N/A

                                    CLASS B
                            ------------------------
                                            PERIOD
                                             FROM
                                          JANUARY 2,
                            YEAR ENDED    1996*** TO
                             DECEMBER      DECEMBER
                             31, 1997      31, 1996
                            ----------    ----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....   $             $ 10.02
                            ----------    ----------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)...................                    0.34
  Net Realized and
   Unrealized Gain (Loss)
   on Investments........                    0.65
                            ----------    ----------
    Total from Investment
     Operations..........                    0.99
                            ----------    ----------
DISTRIBUTIONS
  Net Investment
   Income................                  (0.46)
  In Excess of Net
   Investment Income.....                  (2.37)
  Net Realized Gain......                  (2.83)
  In Excess of Net
   Realized Gain.........                 $  8.18
                            ----------    ----------
    Total
     Distributions.......                  10.24%
                            ----------    ----------
NET ASSET VALUE, END OF
 PERIOD..................   $             $ 11.00
                            ----------    ----------
                            ----------    ----------
TOTAL RETURN.............          %        10.24%
                            ----------    ----------
                            ----------    ----------
RATIOS AND SUPPLEMENTAL D
  Net Assets, End of
   Period (Thousands)....   $             $ 2,197
  Ratio of Expenses to
   Average Net Assets
   (1)...................          %         0.95%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1)............          %         3.73%**
  Portfolio Turnover
   Rate..................          %           22%
  Average Commission
   Rate#.................         $       $0.0397


----------------------

 (1) Effect of voluntary
      expense limitation
      during the period:
       Per share benefit
        to net investment
        income...........         $       $0.08         $0.03        $0.03        $0.04        $0.01         $0.01
     Ratios before
      expense limitation:
       Expenses to
        Average Net
        Assets...........            %      1.32  %      1.02  %      0.95  %      1.02  %      1.00  %**      0.79%
       Net Investment
        Income to Average
        Net Assets.......            %      3.31  %      3.78  %      3.88  %      3.56  %      4.99  %**      5.12%

 (1)

              $         $0.07

                 %      1.68%  **

                 %      3.00%  **




 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


  + Amount is less than $0.01 per share.

 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                         GLOBAL FIXED INCOME PORTFOLIO

                                                                                                                       CLASS B
                                                                                                                      ----------
                                                                   CLASS A
                           ----------------------------------------------------------------------------------------
                                                                                            TWO MONTHS
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     ENDED      YEAR ENDED   YEAR ENDED
                            DECEMBER     DECEMBER     DECEMBER     DECEMBER     DECEMBER     DECEMBER     OCTOBER      DECEMBER
                              31,          31,          31,          31,          31,          31,          31,          31,
                              1997         1996         1995         1994         1993         1992         1992         1997
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $            $  11.22     $  10.29     $  11.68     $  11.26     $  11.41     $  10.61     $
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income
 (1).....................                   0.61         0.76         0.70         0.69         0.14         0.53
Net Realized and
 Unrealized Gain (Loss)
 on Investments..........                   0.08         1.15       (1.38)         0.90       (0.29)         0.55
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total from Investment
     Operations..........                   0.69         1.91       (0.68)         1.59       (0.15)         1.08
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS
  Net Investment Income..                 (0.61)       (0.98)       (0.40)       (0.79)           --       (0.27)
  In Excess of Net
   Investment Income.....                     --           --           --       (0.22)           --           --
  Net Realized Gain......                     --           --       (0.31)       (0.16)           --       (0.01)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total
     Distributions.......                 (0.61)       (0.98)       (0.71)       (1.17)           --       (0.28)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF
 PERIOD..................  $            $  11.30     $  11.22     $  10.29     $  11.68     $  11.26     $  11.41     $
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
TOTAL RETURN.............          %        6.44%       19.32%       (6.08)%      15.34%       (1.31)%      10.29%            %
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of
   Period (Thousands)....  $            $112,888     $102,852     $130,675     $172,468     $ 92,897     $ 94,847     $
  Ratio of Expenses to
   Average Net Assets
   (1)...................          %        0.50%        0.50%        0.50%        0.50%        0.50%**      0.50%            %
  Ratio of Net Investment
   Income to Average Net
   Assets (1)............          %        5.50%        6.79%        6.34%        5.99%        6.99%**      6.92%            %
  Portfolio Turnover
   Rate..................          %         258%         207%         171%         108%           9%         144%            %


                           PERIOD
                            FROM
                           JANUARY
                             2,
                           1996***
                             TO
                           DECEMBER
                             31,
                            1996
                           -------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $11.23
                           -------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income
 (1).....................   0.48
Net Realized and
 Unrealized Gain (Loss)
 on Investments..........   0.18
                           -------
    Total from Investment
     Operations..........   0.66
                           -------
DISTRIBUTIONS
  Net Investment Income..  (0.60)
  In Excess of Net
   Investment Income.....     --
  Net Realized Gain......     --
                           -------
    Total
     Distributions.......  (0.60)
                           -------
NET ASSET VALUE, END OF
 PERIOD..................  $11.29
                           -------
                           -------
TOTAL RETURN.............   6.12%
                           -------
                           -------
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of
   Period (Thousands)....  $1,559
  Ratio of Expenses to
   Average Net Assets
   (1)...................   0.65%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1)............   5.28%**
  Portfolio Turnover
   Rate..................    258%


----------------------

(1) Effect of voluntary
    expense limitation
    during the period:
     Per share benefit to
      net investment
      income................      $        $0.02         $0.02        $0.02        $0.02       $0.01         $0.03        $
   Ratios before expense
    limitation:
     Expenses to Average Net
      Assets................         %       0.72 %       0.71 %       0.66 %       0.70 %      0.90  %**      0.86 %       %
     Net Investment Income
      to Average Net
      Assets................         %       5.29 %       6.58 %       6.18 %       5.79 %      6.59  %**      6.56 %       %

(1)

     $0.02

      0.86  %**

      5.08  %**




 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.

                              HIGH YIELD PORTFOLIO

                                                                            CLASS A
                                -----------------------------------------------------------------------------------------------
                                                                                                                    PERIOD FROM
                                                                                                      TWO MONTHS     SEPTEMBER
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED       ENDED       28, 1992*
                                 DECEMBER      DECEMBER      DECEMBER      DECEMBER      DECEMBER      DECEMBER         TO
                                    31,           31,           31,           31,           31,           31,       OCTOBER 31,
                                   1997          1996          1995          1994          1993          1992          1992
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................  $             $  10.46      $   9.55      $  11.16      $   9.95      $   9.77      $  10.00
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income (1).....                    1.03          1.14          0.97          0.90          0.14          0.08
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................                    0.47          0.97        (1.40)          1.21          0.19        (0.31)
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
    Total from Investment
     Operations...............                    1.50          2.11        (0.43)          2.11          0.33        (0.23)
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS
  Net Investment Income.......                  (1.05)        (1.20)        (0.97)        (0.90)        (0.15)            --
  In Excess of Net Investment
   Income.....................                  (0.00)+           --            --            --            --            --
  Net Realized Gain...........                      --            --        (0.21)            --            --            --
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions.......                  (1.05)        (1.20)        (1.18)        (0.90)        (0.15)            --
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF
 PERIOD.......................  $             $  10.91      $  10.46      $   9.55      $  11.16      $   9.95      $   9.77
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
TOTAL RETURN..................          %        15.01%        23.35%        (4.18)%       22.11%         3.41%        (2.30)%
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (Thousands)................          %     $ 95,663      $ 62,245      $ 97,223      $ 74,500      $ 20,194      $ 16,950
  Ratio of Expenses to Average
   Net Assets (1).............          %         0.75%         0.75%         0.75%         0.75%         0.75%**       0.75%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1).................          %         9.78%        11.09%         9.42%         8.70%         8.96%**       9.89%**
  Portfolio Turnover Rate.....          %          117%           90%           74%          104%           24%            9%

                                         CLASS B
                                -------------------------
                                              PERIOD FROM
                                              JANUARY 2,
                                YEAR ENDED    1996*** TO
                                 DECEMBER      DECEMBER
                                    31,           31,
                                   1997          1996
                                -----------   -----------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................  $             $  10.49
                                -----------   -----------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income (1).....                    0.98
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................                    0.45
                                -----------   -----------
    Total from Investment
     Operations...............                    1.43
                                -----------   -----------
DISTRIBUTIONS
  Net Investment Income.......                  (1.02)
  In Excess of Net Investment
   Income.....................                      --
  Net Realized Gain...........                      --
                                -----------   -----------
    Total Distributions.......                  (1.02)
                                -----------   -----------
NET ASSET VALUE, END OF
 PERIOD.......................  $             $  10.90
                                -----------   -----------
                                -----------   -----------
TOTAL RETURN..................          %        14.37%
                                -----------   -----------
                                -----------   -----------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (Thousands)................          %     $  5,665
  Ratio of Expenses to Average
   Net Assets (1).............          %         1.00%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1).................          %         9.49%**
  Portfolio Turnover Rate.....          %          117%


-------------------------

(1) Effect of voluntary expense
    limitation during the period:
     Per share benefit to net
      investment income..........  $             $   0.01      $   0.01      $  0.001      $   0.02      $   0.01      $   0.01
   Ratios before expense
    limitation:
     Expenses to Average Net
      Assets.....................          %         0.82%         0.83%         0.76%         0.96%         1.62%**       1.23%**
     Net Investment Income to
      Average Net Assets.........          %         9.71%        11.01%         9.41%         8.49%         8.09%**       9.41%**

(1)

     $             $   0.01

             %         1.05%**

             %         9.44%**




  * Commencement of Operations.

 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


  + Amount is less than $0.01 per share.

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares, except for the International Small Cap and Municipal Money Market Portfolios which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:



    - The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.


    - The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.


    - The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.


    - The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.


    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.


    The other portfolios of the Fund are described in other Prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    - The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.


    - The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.



    - The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.


    - The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    - The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.


    - The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    - The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities in the European real estate industry.


    - The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    - The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    - The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    - The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    - The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    - The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    - The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    - The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    - The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    - The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    - The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    - The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.



    - The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the Standard & Poor's 500 Index ("S&P 500").



    - The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.


    FIXED INCOME:

    - The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    - The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.


    - The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.



    - The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    - The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    - The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

    THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of             , 1998, Morgan Stanley Asset
Management Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP) managed assets of approximately
$   billion. See "Management of the Fund -- Investment Adviser" and "Management
of the Fund -- Administrator."


HOW TO INVEST


    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor has agreed to waive 0.10% of the 0.25% 12b-1 fee with respect to the Global Fixed Income Portfolio. The minimum initial investment, generally, is $500,000 for Class A shares of each Portfolio and $100,000 for Class B shares of each Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."


HOW TO REDEEM


    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."



RISK FACTORS



    Investing in each of the Portfolios entails certain risks and considerations of which an investor should be aware. The Portfolios' share prices and investment returns fluctuate and, when redeemed, an investment in the Portfolios may be worth more or less than its original cost. The investment policies of the Portfolios may entail the following risk factors:



    - EQUITY SECURITIES. The Small Cap Value Equity, Value Equity and Balanced Portfolios may invest primarily in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    - FIXED INCOME SECURITIES. The Balanced, Global Fixed Income and High Yield Portfolios will be subject to credit risk and market risk associated with investment in fixed income securities. Credit risk is the possibility that an issuer may be unable to meet scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security.



    - HIGH YIELD SECURITIES. The High Yield Portfolio may invest in lower rated and unrated fixed income securities (i.e., high yield or high risk securities), which are often issued by smaller or less creditworthy companies. High yield securities generally are subject to greater market risk and credit risk than other fixed income securities.



    - MORTGAGE-BACKED SECURITIES. The Balanced and High Yield Portfolios may invest in mortgage-backed securities. Mortgage-backed securities represent an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes in a manner different from other fixed income securities due to the possiblity of prepayment of the underlying mortgage loans. As a result, it is not possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, mortgage-backed securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates.



    - FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    - EMERGING MARKET COUNTRY SECURITIES. The High Yield Portfolio may invest in emerging market country securities which entail risks typically associated with investment in more established foreign markets. However, these risks may be intensified due to higher volatility and less liquidity of emerging markets, possible political risks associated with the country of issuance and generally weaker financial condition of issuers in these markets.

    - DERIVATIVES. Each Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



    For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each Portfolio is described below, together with the policies each Portfolio employs in its efforts to achieve its objective. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that a Portfolio will attain its objective. In addition to the investments and strategies described below, the Portfolios may invest in certain securities and obligations as set forth in "Additional Investment Information" and as described under "Investment Objectives and Policies" in the Statement of Additional Information. The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval.


THE SMALL CAP VALUE EQUITY PORTFOLIO


    The investment objective of the Small Cap Value Equity Portfolio is to provide high long-term total return by investing in equity securities of small- to medium-sized corporations that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase. The Portfolio invests primarily in corporations domiciled in the United States with equity market capitalizations in the range of the companies represented in the Russell 2500 Small Company Index, and may also invest in similar sized foreign companies. Such range is approximately $70 million to $1.3 billion, but the range fluctuates over time with the equity market. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in equity securities of issuers whose market capitalizations are within the range represented in the Index. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, and similar equity interests, such as trusts or partnership interests. These investments may or may not carry voting rights. The portfolio may invest in equity securities of foreign issuers that trade on a U.S. exchange, over-the-counter or in the form of Depositary Receipts.



    Companies considered attractive will have the following characteristics; (i) the market prices of the stocks will be undervalued relative to the normal earning power of the companies; (ii) stock prices will be low relative to the intrinsic value of the companies' assets; (iii) stocks will most often have yields distinctly above the average of companies with similar capitalizations; and (iv) stocks will be of high quality, in the Adviser's judgment, as evaluated by the companies' balance sheets, income statements, franchises and product competitiveness. The thrust of this approach is to seek investments in stocks for which investor enthusiasm is currently low, as reflected in their valuation, but which have the financial and fundamental features, which, in the Adviser's opinion, will allow the stocks to achieve a higher valuation. Value is achieved and the Portfolio reduces its holdings in a security when the investment community's perception of the issuer improves and the price approaches what the Adviser believes is a fair valuation.


THE VALUE EQUITY PORTFOLIO


    The investment objective of the Value Equity Portfolio is to achieve high total return (i.e., long-term growth of capital and high current income) by investing in equity securities that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase. The Portfolio invests primarily in equity securities of large capitalization companies, mainly those domiciled in the United States. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. The Portfolio may invest up to 25% of its total assets in the equity securities of foreign issuers, and in Depositary Receipts for such securities.



    The Adviser invests with the philosophy that a diversified portfolio of undervalued equity securities will outperform the market over the long term, as well as preserve principal in difficult market environments. Companies considered attractive will have the following characteristics: (i) stocks most often will have distinctly above-average dividend yields; (ii) the market prices of the stocks will be undervalued relative to the normal earning power of the company; (iii) many stocks will sell at close to or below the replacement value of their assets; and (iv) most stocks' market prices will have underperformed the general market due to a lower level of investor expectations regarding the company outlook. The thrust of this approach is to seek investments where current investor enthusiasm is low, as reflected in their valuations. Value is achieved and the Portfolio reduces its holdings in a security when the investment community's perception of the issuer improves and the price approaches what the Adviser believes is a fair valuation.


THE BALANCED PORTFOLIO


    The investment objective of the Balanced Portfolio is to achieve high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities. The Portfolio seeks strong total return in all market conditions, with a special emphasis on minimizing interim declines during falling equity markets. It primarily invests in large capitalization equity securities, intermediate-maturity bonds and cash equivalents.



    The Adviser uses a value-driven balanced portfolio philosophy which combines separate equity, fixed income and asset allocation strategies. The equity investment approach is the same as that used for the Value Equity Portfolio. This produces a portfolio of stocks with low price-to-earnings and price-to-book ratios and high dividend yields. The fixed income strategy values bonds using historical yield differentials. Fixed income securities in which the Portfolio may invest include U.S. Governmental securities, mortgage-backed securities, corporate bonds, bank obligations and short-term money market instruments. The asset allocation strategy shifts the stock/fixed income/cash equivalent mix relative to calculated risk and return levels. All three strategies use historical capital market behavior to reach conclusions.



    The Portfolio will typically maintain between 35% and 65% of its total assets invested in equity securities, depending upon the Adviser's assessment of market conditions. In overvalued equity markets, the common stock exposure will be at the low end of this range. It is expected that equity exposure will average approximately 55% over time. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. The average maturity of the fixed income securities held by the Portfolio will, under normal circumstances, be approximately five years, although this will vary with changing market conditions. Up to 25% of the Portfolio's total assets may be invested in the securities of foreign issuers.


THE GLOBAL FIXED INCOME PORTFOLIO


    The Global Fixed Income Portfolio seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of U.S. and foreign issuers denominated in U.S. dollars and in other currencies. The Portfolio seeks to achieve its objective by investing in U.S. Government securities, foreign government securities, securities of supranational entities, Eurobonds, and corporate bonds with varying maturities. In selecting portfolio securities, the Adviser evaluates the currency, market, and individual features of the securities being considered for investment. Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in fixed income securities.



    The Adviser seeks to minimize investment risk by investing only in investment grade debt securities. U.S. Government securities that the Portfolio may invest in include obligations issued by the U.S. Government, such as U.S. Treasury securities, as well as those guaranteed or backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and The Export-Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. The Portfolio may invest in obligations issued or guaranteed by foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community). Investment in foreign government securities will be limited to those of developed nations which the Adviser believes pose limited credit risk. These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, The United Kingdom and Germany. Corporate and supranational obligations which the Portfolio will invest in will be limited to those rated A or better by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or IBCA Ltd. or, if unrated, to those that are of comparable quality in the determination of the Board of Directors and the Adviser.



    The Adviser's approach to multicurrency fixed income management is strategic and value-based and designed to produce an attractive real rate of return. The Adviser's assessment of bond markets and currencies is based on an analysis of real interest rates. Current nominal yields of securities are adjusted for inflation prevailing in each currency sector using an analysis of past and projected inflation rates. The Portfolio's aim is to invest in bond markets which offer the most attractive real returns.


    The Portfolio will have a neutral investment position in medium-term securities (I.E., those with a remaining maturity of between three and seven years) and will respond to changing interest rate levels by shortening or lengthening portfolio maturity through investment in longer- or shorter-term instruments. For example, the Portfolio will respond to high levels of real interest rates through a lengthening in portfolio maturity. Current and historical yield spreads among the three main market segments -- the Government, Foreign and Euro markets -- guide the Adviser's selection of markets and particular securities within those markets. The analysis of currencies is made independent of the analysis of markets. Value in foreign exchange is determined by relative purchasing power parity of a given currency. The Portfolio seeks to invest in currencies currently undervalued based on purchasing power parity. The Adviser analyzes current account and capital account performance and real interest rates to adjust for shorter-term currency flows.

THE HIGH YIELD PORTFOLIO

    The High Yield Portfolio seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services. The Portfolio normally invests between 80% and 100% of its total assets in these higher yielding securities, which generally entails increased credit and market risk. To mitigate these risks the Portfolio will diversify its holdings by issuer, industry and credit quality, but investors should carefully review the section below entitled "Risk Factors Relating to Investing in High Yield Securities."


    Appendix A to this Prospectus sets forth a description of the corporate bond rating categories of Moody's and S&P. Corporate bonds rated below Baa by Moody's or BBB by S&P are considered speculative. Securities in the lowest rating categories may have predominantly speculative characteristics or may be in default. Ratings of S&P and Moody's represent their opinions of the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, although the Adviser will consider ratings, it will perform its own analysis of credit risk and market risk and will not rely principally on ratings. In its selection of securities for the Portfolio, the Adviser will consider, among other things, the price of the security and the issuer's financial history and condition as well as the prospects and the management of the issuer. The Portfolio may buy unrated high yield securities consistent with the Portfolio's objective and policies. The Adviser may vary the average maturity of the securities in the Portfolio without limit and there is no restriction on the maturity of any individual security.



    The Portfolio may acquire fixed income securities of both U.S. and foreign issuers, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. Government, any foreign government with which the United States maintains relations or any of their respective political subdivisions, agencies or instrumentalities) and preferred stock. The Portfolio's fixed income securities may have equity features such as conversion rights or warrants, and the Portfolio may invest in equity securities other than preferred stock (e.g., common stocks, warrants and rights and limited partnership interests). The Portfolio may not invest more than 5% of its total assets at time of acquisition in limited partnership interests. The Portfolio may invest in fixed income securities that are investment grade (i.e., rated in one of the top four categories or comparable) and have maturities of one year or less. The Portfolio may invest in or own securities of companies in various stages of financial restructuring, bankruptcy or reorganization which are not currently paying interest or dividends; the total value, at time of purchase, of the sum of all such securities will not exceed 10% of the value of the Portfolio's total assets.

    The table below provides a summary of ratings assigned by S&P to debt obligations in the High Yield Portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended December 31, 1997, presented as a percentage of total investments. These percentages are historical and are not necessarily indicative of the quality of current or future portfolio holdings, which may vary.



      S&P
----------------
         AVERAGE
         PERCENT
           OF
         PORTFOLIO
RATING   HOLDINGS
-------  -------
AAA          %
AA           %
A            %
BBB          %
BB           %
B            %
CCC          %
CC           %
Unrated      %



    RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react inversely to movements in the general level of interest rates. Yields and market values of high yield securities, however, reflect not only changing interest rates, but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.



    The high yield market is still relatively new and its recent growth parallels a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments may disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Under these circumstances, prices realized upon the sale of lower rated or unrated securities may be less than the prices used in calculating the Portfolio's net asset value. Prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.



    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of high yield securities.

                       ADDITIONAL INVESTMENT INFORMATION


    DEPOSITARY RECEIPTS. Each Portfolio, except the Global Fixed Income and High Yield Portfolios, is permitted to invest in Depositary Receipts, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts are or become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolios may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolios' investment policies, the Portfolios' investments in Depositary Receipts will be deemed to be investments in the underlying securities.



    FIXED INCOME SECURITIES. Each Portfolio, except the Small Cap Value Equity and Value Equity Portfolios, will invest in fixed income (debt) securities. The market value of the fixed income securities in which a Portfolio invests will be affected by changes in the creditworthiness of issuers and will change in response to interest rate changes and other factors. Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates, the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuations as a result of changes in interest rates.


    FOREIGN CURRENCY FORWARD CONTRACTS. Each Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolios may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S. dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. Forward contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.

    FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since a Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and a Portfolio may incur costs in connection with conversions between various currencies.



    The High Yield Portfolio may also invest in emerging market country securities. Investing in emerging markets entails the risks associated with foreign investment described above, however, these risks may be intensified in emerging markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, trade difficulties and unemployment. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls and other protectionist measures imposed or negotiated by the countries in which they trade. There also are risks associated with the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Portfolio's investments in those countries.



    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of the Portfolio's total assets. Securities lending entails certain risks of delay in recovery or loss of rights in collateral in the event of the insolvency of the borrower.



    MONEY MARKET INSTRUMENTS. Each Portfolio is permitted to invest in money market instruments, although the Portfolios intend to stay invested in securities satisfying their primary investment objective to the extent practical. Consistent with their investment policies, the Portfolios may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolios may invest in money market instruments for temporary defensive purposes during adverse market conditions. The money market investments permitted for the Portfolios include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.



    MORTGAGE-BACKED SECURITIES. The Balanced and High Yield Portfolios may invest in mortgage-backed securities. Mortgage-backed securities, directly or indirectly, represent an interest in a pool of mortgage loans on real property. The Portfolios generally will invest in two types of mortgage-backed securities. Mortgage pass-through securities represent a direct interest in a group of loans that has been pooled and the loan payments passed through to security holders. Collateralized mortgage obligations ("CMOs") are fixed income securities that, rather than representing a direct interest in a pool of underlying mortgage loans, are collateralized by the underlying loans. The indirect ownership structure enables issuers to offer CMOs with a number of different classes, or tranches, having particular risk/return characteristics.



    The loans may be pooled by a government agency or instrumentality, such as the Government National Mortgage Association, which packages the loans and guarantees repayment of principal and/or interest on the underlying loans. The agencies or instrumentalities pooling and guaranteeing such loans may or may not be backed by the full faith and credit of the U.S. Government. Mortgage-backed securities also may be issued by privare originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because privately issued securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, they often are structured with one or more types of credit enhancement.



    Investment in mortgage-backed securities entails certain risks. Like other debt securities, the value of mortgage-backed securities generally varies inversely with changes in interest rates. However, mortgage-backed securities may respond to these changes in a manner different from other fixed income securities because the possibility of prepayment of the underlying mortgage loans makes it difficult to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in value because increased mortgage prepayments must be reinvested at lower interest rates.



    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

    As a general matter, a Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Also, as a general matter, the Portfolio may not invest more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933, as amended (the "1933 Act"). However, the Portfolio may invest without limit in liquid Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.



    REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. Each Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolios may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which a Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. Each Portfolio will maintain with the Custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of each Portfolio not to enter into when-issued commitments and delayed delivery commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

    ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. The High Yield Portfolio may invest in zero coupon, pay-in-kind or deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the Portfolio will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares of the Portfolio, it will have fewer assets with which to purchase income producing securities. The Portfolio accrues income with respect to these securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.



DERIVATIVE PRODUCTS (DERIVATIVES)



    The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, each Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.



    The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. The Portfolios will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.

    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.



    Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Portfolios may purchase and sell futures contracts of the type generally known as financial futures, such as futures on securities indices, baskets of securities, foreign currencies and interest rates. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.



    The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



    In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolios may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.



    The Portfolios may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolios may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures and forward contracts for both hedging and non-hedging purposes.

    Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that a Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



    Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives a Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


                             INVESTMENT LIMITATIONS


    As a diversified investment company, each Portfolio, except the Global Fixed Income Portfolio, is subject to the following limitations: (i) as to 75% of its total assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and (ii) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.


    The Global Fixed Income Portfolio is a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), which means the Global Fixed Income Portfolio is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, the Global Fixed Income Portfolio may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. Nevertheless, the Global Fixed Income Portfolio intends to comply with the more limited diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

    Each Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of such Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental investment limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments. Set forth below as an annual percentage of average daily net assets are the management fees payable to the Adviser quarterly by each Portfolio pursuant to the terms of the Investment Advisory Agreement. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause total annual operating expenses of the Portfolios to exceed the maximums set forth in the table below.


                                                      MAXIMUM TOTAL OPERATING
                                                              EXPENSES
                                                         AFTER FEE WAIVERS
                                       MANAGEMENT   ----------------------------
PORTFOLIO                                 FEE          CLASS A        CLASS B
------------------------------------  ------------  -------------  -------------
Small Cap Value Equity Portfolio         0.85%            1.00%          1.25%
Value Equity Portfolio                   0.50%            0.70%          0.95%
Balanced Portfolio                       0.50%            0.70%          0.95%
Global Fixed Income                      0.40%            0.50%          0.65%
High Yield                               0.375%           0.75%          1.00%


    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit
services. At            , 1998, the Adviser, together with its affiliated
institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP) managed assets of approximately $ billion. See "Management of the Fund" in the Statement of Additional Information.


    PORTFOLIO MANAGERS. The following individuals have primary portfolio management responsibility for the Portfolios noted below:


    SMALL CAP VALUE EQUITY PORTFOLIO -- WILLIAM B. GERLACH AND GARY G. SCHLARBAUM. Mr. Gerlach joined the Adviser in July 1996 and has worked with the Adviser's affiliate, Miller Anderson & Sherrerd, LLP ("MAS") since 1991. Previously, he was with Alphametrics Corporation and Wharton Econometric Forecasting Associates. Mr. Gerlach received a B.A. in Economics from Haverford College. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Equity and Small Cap Value Portfolios in 1987, the MAS Funds Balanced Portfolio in 1992 and the MAS Funds Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum also is a Director of MAS Fund Distribution, Inc. Previously, he was with First Chicago Investment Advisers and was a Professor at the Krannert Graduate School at Purdue University. Mr. Schlarbaum holds a B.A. in Economics from Coe College and a Ph.D. in Applied Economics from University of Pennsylvania. Mr. Gerlach and Mr. Schlarbaum have had primary responsibility for managing the Small Cap Value Equity Portfolio since June 1997.

    VALUE EQUITY AND BALANCED PORTFOLIOS -- STEPHEN C. SEXAUER AND PHILIP W.
FRIEDMAN.   Stephen C. Sexauer is a Principal of Morgan Stanley and the Adviser
and is a member of the investment management team of the Adviser. In addition to portfolio management, his equity research responsibilities include financials, energy, utilities and technology. Mr. Sexauer joined the firm in July 1989 after three years as a Vice President at Salomon Brothers. Previously, he was with Merrill Lynch Economics and Wharton Econometrics. Mr. Sexauer received a B.S. in Economics from the University of Illinois and an M.B.A. in Economics and Statistics from the University of Chicago. Philip W. Friedman is a Managing Director of Morgan Stanley and the Adviser and is a member of the investment management team of the Adviser. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining the Adviser in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (PHI BETA KAPPA AND SUMMA CUM LAUDE) in Economics. He also holds an M.B.A. from J.L. Kellogg School of Management at Northwestern University. Mr. Sexauer and Mr. Friedman have had primary responsibility for managing the Value Equity Portfolio since January 1992 and July 1997, respectively. Mr. Sexauer and Mr. Friedman have had primary responsibility for managing the Balanced Portfolio since February 1990 and July 1997, respectively.



    GLOBAL FIXED INCOME PORTFOLIO -- J. DAVID GERMANY, MICHAEL B. KUSHMA, PAUL
F. O'BRIEN, ROBERT M. SMITH AND RICHARD B. WORLEY. J. David Germany joined the Adviser in 1996 and has been a portfolio manager with MAS since 1991. He was Vice President & Senior Economist for Morgan Stanley from 1989 to 1991. He assumed responsibility for the Global Fixed Income and International Fixed Income Portfolios of the MAS-advised MAS Funds in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Germany was Senior Staff Economist (International Finance and Macroeconomics) to the Council of Economic Advisers -- Executive Office of the President from 1986 through 1987 and an Economist with the Board of Governors of the Federal Reserve System -- Division of International Finance from 1983 through 1987. He holds an A.B. degree (Valedictorian) from Princeton University and a Ph.D. in Economics from the Massachusetts Institute of Technology. Michael B. Kushma, a Principal at Morgan Stanley, joined the firm in 1987. He was a member of Morgan Stanley's global fixed income strategy group in the fixed income division from 1987 to 1995, where he became the division's senior government bond strategist. He joined the Adviser in 1995, where he took responsibility for global fixed income bond strategy. Mr. Kushma received an A.B. in economics from Princeton University in 1979, and an M.Sc. in economics from Columbia University in 1983. Paul F. O'Brien joined the Adviser and MAS in 1996. He was head of European Economics from 1993 through 1995 for JP Morgan and a Principal Administrator from 1991 through 1992 for the Organization for Economic Cooperation and Development. He assumed responsibility for the MAS-advised MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1996. Mr. O'Brien holds a B.S. degree from the Massachusetts Institute of Technology and a Ph.D. in Economics from the University of Minnesota. Robert Smith, a Principal of Morgan Stanley, joined the Adviser in June 1994. Prior to joining the Adviser, he spent eight years as Senior Portfolio Manager -- Fixed Income at the State of Florida Pension Fund. Mr. Smith's responsibilities included active total rate of return management of long-term portfolios and supervision of other fixed income managers. A graduate of Florida State University with a B.S. in Business, Mr. Smith also received an M.B.A. -- Finance from Florida State and holds a Chartered Financial Analyst
(CFA) designation. Richard B. Worley, a Managing Director of Morgan Stanley, joined MAS in 1978. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds Fixed Income Portfolio II in

1990, the MAS Funds Balanced and Special Purpose Fixed Income Portfolios in 1992, the MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Worley received a B.A. in Economics from University of Tennessee and attended the Graduate School of Economics at University of Texas. J. David Germany, Michael B. Kushma, Paul F. O'Brien, Robert M. Smith and Richard B. Worley have had primary responsibility for managing the Global Fixed Income Portfolio since September 1997.



    HIGH YIELD PORTFOLIO -- ROBERT ANGEVINE, THOMAS L. BENNETT AND STEPHEN F. ESSER. Robert Angevine is a Principal of the Adviser and the Portfolio Manager for high yield investments. Prior to joining the Adviser in October 1988, he spent over eight years at Prudential Insurance where he was responsible for one of the largest open-end high yield mutual fund in the country. Mr. Angevine also manages high yield assets for one of the largest corporate pension funds in the country. His other experience includes international treasury operations at a major pharmaceutical company and commercial banking. Mr. Angevine received an M.B.A from Fairleigh Dickinson University and a B.A. in Economics from Lafayette College. He served two years as a Lieutenant in the U.S. Army. Thomas L. Bennett joined the Adviser in 1996 and has been a portfolio manager with MAS since 1984. Mr. Bennett assumed responsibility for the MAS-advised MAS Funds' Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the High Yield Portfolio in 1985, the Fixed Income Portfolio II in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992 and the Multi-Asset-Class Portfolio in 1994. Mr. Bennett also is the Chairman of the MAS Funds and has a B.S degree (Chemistry) and an M.B.A. from the University of Cincinnati. Stephen F. Esser joined the Adviser in 1996 and has been a portfolio manager with MAS since 1988. He assumed responsibility for the MAS-advised MAS Funds' High Yield Portfolio in 1989. Mr. Esser is a member of the New York Society of Security Analysts and has a B.S. degree (SUMMA CUM LAUDE; PHI BETA KAPPA) from the University of Delaware. Robert Angevine, Thomas L. Bennett and Stephen F. Esser have had primary
responsibility for managing the Portfolio's assets since              .



    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.


    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive compensation from each Portfolio, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and adminsitrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares. [The Distributor has agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Global Fixed Income Portfolio.]



    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountant's fees, custodial fees and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                               PURCHASE OF SHARES



    Class A shares of each Portfolio and Class B shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of each Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



        The Chase Manhattan Bank
       One Manhattan Plaza
       New York, NY 10081-1000
       ABA# 021000021
       DDA# 910-2-733293
       Attn: Morgan Stanley Institutional Fund, Inc.
       Ref: (Portfolio name, your account number, your account name)



        Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



    Morgan Stanley Institutional Fund, Inc.
    P.O. Box 2798
    Boston, Massachusetts 02208-2798

    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. After the Pricing Time, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for each Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of each Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                              REDEMPTION OF SHARES



    Class A and Class B shares of each Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2.  Any required signature guarantees; and



    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.



    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolios. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of each Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios; and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the Portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the Portfolios.



                              VALUATION OF SHARES



    The net asset value per share of a class of shares of each of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such a class, less any liabilities attributable to such a class, by the total number of outstanding shares of each class of the Portfolio. Net asset value is calculated separately for each class of the Portfolios. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.



    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.



    The value of other assets and securities for which quotations are not readily available (including restricted securities and unlisted foreign securities) and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar last quoted by a major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise "total return" for each class of the Small Cap Value Equity, Value Equity and Balanced Portfolios. In addition, from time to time the Fund may advertise "yield" for the Global Fixed Income and High Yield Portfolios. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    Each Portfolio may advertise "total return" which shows what an investment in a class of a Portfolio would have earned over a specified period of time (such as one, five or ten years) assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The "yield" of the Global Fixed Income and High Yield Portfolios refers to the income generated by an investment in the Portfolio over a month or 30-day period. This income is then annualized. That is, the amount of income generated by the investment during that 30-day period is assumed income generated each 30-day period for twelve periods, and is shown as a percentage of the investment. The Fund may also include comparative performance information in advertising or marketing the Portfolios' shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating service and market indices. For further information concerning these figures, see "Calculation of Yield and Total Return"in the Statement of Additional Information.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.


    Each Portfolio expects to distribute substantially all of its taxable net investment income in the form of quarterly dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in a Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolios will differ at times. Expenses of the Portfolios allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.


    Each Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio, except the High Yield and Global Equity Portfolios, will generally qualify for the dividends-received deduction for corporate shareholders to the extent of the aggregate qualifying dividend income received by the Portfolio from U.S. corporations. Dividends paid by the High Yield and Global Equity Portfolios will generally not qualify for the dividends-received deduction for corporate shareholders.



    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.


    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital loss, including any available capital loss carry-forwards), prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



    The sale, exchange or redemption of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceed or are less than the shareholder's adjusted tax basis in the sold, exchanged or redeemed shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER

    The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies. For the fiscal year ended December 31, 1997, the Global Fixed Income and High Yield Portfolios had portfolio turnover rates of [258%] and [117%], respectively. As portfolio turnover increases, the Portfolios may expect to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each Portfolio are currently classified into two classes, the Class A shares and the Class B shares.



    The shares of each Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.


REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data are also available from the Fund upon request.


    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN


    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

                                   APPENDIX A
                     DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS:


    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.



    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.



    Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.


    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS:

    AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

    A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.


    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.



    BB, B, CCC, CC and C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



    C -- The rating C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


    D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          SMALL CAP VALUE EQUITY, VALUE EQUITY, BALANCED, GLOBAL FIXED INCOME AND HIGH YIELD PORTFOLIOS
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


      ACCOUNT INFORMATION                            If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable                       Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.
         First Name    Initial         Last Name
2.
         First Name    Initial         Last Name
         First Name    Initial         Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

       B)  MAILING ADDRESS
           Please fill in completely,
           including telephone number(s).

       B)


/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien

Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.


  C)  TAXPAYER                                       Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                                 taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2.   JOINT TENANTS
           (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
           TENANCY IN COMMON
           IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                                                          OR
                                                     1.         TAXPAYER IDENTIFICATION                      SOCIAL SECURITY
                                                     NUMBER ("TIN")                                NUMBER ("SSN")
                                                                                              OR
                                                     2.                              TIN
                                                                                                                             SSN
                                                                                              OR
                                                     TIN
                                                                                                                             SSN
                                                     IMPORTANT TAX INFORMATION
                                                     You (as a payee) are required by law to provide us (as payer) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect
                                                     TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                                     Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                                                     You may be notified that you are subject to backup withholding under
                                                     Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                        For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SELECTION                      Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000     Small Cap Value Equity          / / Class A Shares $  / / Class B Shares $
      for each Portfolio and Class B       Portfolio                       / / Class A Shares $  / / Class B Shares $
      shares minimum $100,000 for each     Value Equity Portfolio          / / Class A Shares $  / / Class B Shares $
      Portfolio. Please indicate           Balanced Portfolio
      Portfolio, class and amount.         Global Fixed Income Portfolio
                                           High Yield Portfolio
                                                                           Total Initial Investment $


  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio
      and manner of payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                     -- - - - - - - - - - -- - -
                            Name of Portfolio                                Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                 -- - - - - - - - - - -- - -
                                                                                      Account No.               (Check
                                                                                (Previously assigned by the Fund)     Digit)
                                                                                                                          Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your Bank Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City  State  Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                                Name
      In addition to the account
      statement sent to my/our registered
      address, I/we hereby authorize the                                                                   Address
      Fund to mail duplicate statements
      to the name and address provided at  City         State         Zip Code
      right.

  I)  DEALER
      INFORMATION
                                           Representative Name              Representative No.             Branch
                                           No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):

/ / U.S. CITIZEN(S)/TAXPAYER(S):

      / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
          IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
          SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
          EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
          NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE
          SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
          REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
          ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
          WITHHOLDING.

      / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE HAVE
          APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY
          ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF
          I/ WE DO NOT PROVIDE EITHER NUMBER TO CHASE GLOBAL FUNDS
          SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS
          APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN(S)
          OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP
          WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE
          PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU MAY REQUEST SUCH
          FORM BY CALLING CGFSC AT 800-282-4404.

/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature            Date            must sign)      Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................   10
Investment Objectives and Policies................   15
Additional Investment Information.................   20
Investment Limitations............................   28
Management of the Fund............................   29
Purchase of Shares................................   32
Redemption of Shares..............................   35
Account Policies and Services.....................   36
Valuation of Shares...............................   38
Performance Information...........................   39
Dividends and Capital Gains Distributions.........   39
Taxes.............................................   40
Portfolio Transactions............................   41
General Information...............................   42
Appendix A -- Description of Corporate Bond
 Ratings..........................................   44
Account Registration Form


                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO

                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.
                      P.O BOX 2798, BOSTON, MA 02208-2798

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Active Country Allocation Portfolio (the "Portfolio"). The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the Portfolio are offered with no sales charge, exchange fee or redemption fee.


    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
       PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Active Country Allocation Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A.................................................................................        None
  Class B.................................................................................        None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A.................................................................................        None
  Class B.................................................................................        None
Deferred Sales Load
  Class A.................................................................................        None
  Class B.................................................................................        None
Redemption Fees
  Class A.................................................................................        None
  Class B.................................................................................        None
Exchange Fees
  Class A.................................................................................        None
  Class B.................................................................................        None


ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A.................................................................................           %
  Class B.................................................................................           %
12b-1 Fees
  Class A.................................................................................        None
  Class B.................................................................................       0.25%
Other Expenses
  Class A.................................................................................           %
  Class B.................................................................................           %
                                                                                            -----------
Total Operating Expenses (Net of Fee Waivers)*
  Class A.................................................................................           %
  Class B.................................................................................           %
                                                                                            -----------
                                                                                            -----------


------------------------

*The Adviser has agreed to waive its management fees and/or to reimburse the
 Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed a specified percentage of its average daily net assets. Absent the fee waiver, the management fee would be 0.65%. Absent the fee waiver and/or expense reimbursement, the Portfolio's total operating
 expenses would be   % of the average daily net assets of the Class A shares
 and   % of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. Expenses and fees are based on actual figures for the fiscal year ended December 31, 1997. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees of any kind. The following example is based on the total operating expenses of the Portfolio after fee waivers.



                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
Active Country Allocation Portfolio
  Class A..........................................................   $            $            $            $
  Class B..........................................................


    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following table provides financial highlights for the Class A and Class B shares of the Portfolio for each of the periods presented. The audited financial highlights for the Portfolio's shares for each of the periods presented are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. The Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional performance information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. After October 31, 1992 (the Fund's prior fiscal year end), the Fund changed its fiscal year end to December
31. The following information should be read in conjunction with the financial statements and notes thereto.

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                                                           CLASS A
            -----------------------------------------------------------------------------------------------------
                                                                                                      PERIOD FROM
                                                                                        TWO MONTHS    JANUARY 17,
             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED        1992* TO
            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   OCTOBER 31,
                1997           1996           1995           1994           1993           1992          1992
            ------------   ------------   ------------   ------------   ------------   ------------   -----------
NET ASSET
 VALUE,
 BEGINNING
 OF
 PERIOD...                   $  11.63       $  11.65       $  12.21       $   9.59       $  9.37        $ 10.00
            ------------   ------------   ------------   ------------   ------------   ------------   -----------
INCOME
 FROM
INVESTMENT
OPERATIONS
  Net
Investment
Income (1)...                    0.24           0.17           0.19           0.13          0.02           0.11
  Net
  Realized
   and
Unrealized
   Gain
   (Loss)
   on
   Investments...                0.88           1.00          (0.25)          2.75          0.20          (0.74)
            ------------   ------------   ------------   ------------   ------------   ------------   -----------
    Total
     from
Investment
Operations...                    1.12           1.17          (0.06)          2.88          0.22          (0.63)
            ------------   ------------   ------------   ------------   ------------   ------------   -----------
DISTRIBUTIONS
  Net
Investment
 Income...                      (0.81)         (0.25)         (0.14)         (0.09)           --             --
  In
   Excess
   of Net
Investment
  Income..                      (0.02)         (0.10)            --          (0.08)           --             --
  Net
  Realized
   Gain...                      (0.48)         (0.84)         (0.36)            --            --             --
  In
   Excess
   of Net
  Realized
   Gain...                         --             --             --          (0.09)           --             --
            ------------   ------------   ------------   ------------   ------------   ------------   -----------
    Total
    Distributions...            (1.31)         (1.19)         (0.50)         (0.26)           --             --
            ------------   ------------   ------------   ------------   ------------   ------------   -----------
NET ASSET
 VALUE,
 END OF
 PERIOD...                   $  11.44       $  11.63       $  11.65       $  12.21       $  9.59        $  9.37
            ------------   ------------   ------------   ------------   ------------   ------------   -----------
            ------------   ------------   ------------   ------------   ------------   ------------   -----------
TOTAL
 RETURN...                       9.71%         10.57%         (0.52)%        30.72%         2.35%         (6.30)%
            ------------   ------------   ------------   ------------   ------------   ------------   -----------
            ------------   ------------   ------------   ------------   ------------   ------------   -----------
RATIOS AND
SUPPLEMENTAL
 DATA:
  Net
   Assets,
   End of
   Period
   (Thousands)..             $183,193       $170,663       $182,977       $150,854       $50,234        $47,534
  Ratio of
  Expenses
   to
   Average
   Net
   Assets
   (1)....                       0.80%          0.80%          0.80%          0.80%         0.80%**        0.88%**
  Ratio of
   Net
Investment
   Income
   to
   Average
   Net
   Assets (1)...                 1.22%          1.26%          1.43%          1.29%         1.22%**        2.32%**
 Portfolio
  Turnover
   Rate...                         65%            72%            51%            53%            2%            62%
  Average
Commission
 Rate #...                   $ 0.0028            N/A            N/A            N/A           N/A            N/A
----------------------------------

(1) Effect
     of
 voluntary
   expense
limitation
    during
     the
   period:
      Per
     share
   benefit
       to
       net
investment
 income...                      $0.03          $0.05          $0.03          $0.05         $0.01          $0.03
   Ratios
    before
   expense
   limitation:
  Expenses
       to
   Average
       Net
 Assets...                       1.09%          1.18%          1.00%          1.33%         1.70%**        1.58%**
      Net
Investment
    Income
       to
   Average
       Net
 Assets...                       0.94%          0.88%          1.23%          0.76%         0.32%**        1.62%**

                      CLASS B
            ---------------------------
                           PERIOD FROM
                            JANUARY 2,
             YEAR ENDED     1996*** TO
            DECEMBER 31,   DECEMBER 31,
                1997           1996
            ------------   ------------
NET ASSET
 VALUE,
 BEGINNING
 OF
 PERIOD...                   $ 11.66
            ------------   ------------
INCOME
 FROM
INVESTMENT
OPERATIONS
  Net
Investment
Income (1)                      0.06
  Net
  Realized
   and
Unrealized
   Gain
   (Loss)
   on
   Investm                      1.00
            ------------   ------------
    Total
     from
Investment
Operations                      1.06
            ------------   ------------
DISTRIBUTI
  Net
Investment
 Income...                     (0.78)
  In
   Excess
   of Net
Investment
  Income..                     (0.02)
  Net
  Realized
   Gain...                     (0.48)
  In
   Excess
   of Net
  Realized
   Gain...                        --
            ------------   ------------
    Total
    Distri                     (1.28)
            ------------   ------------
NET ASSET
 VALUE,
 END OF
 PERIOD...                   $ 11.44
            ------------   ------------
            ------------   ------------
TOTAL
 RETURN...                      9.22%
            ------------   ------------
            ------------   ------------
RATIOS AND
SUPPLEMENT
 DATA:
  Net
   Assets,
   End of
   Period
   (Thousa                      $633
  Ratio of
  Expenses
   to
   Average
   Net
   Assets
   (1)....                      1.05%**
  Ratio of
   Net
Investment
   Income
   to
   Average
   Net
   Assets                       1.09%**

 Portfolio
  Turnover
   Rate...                        65%
  Average
Commission
 Rate #...                   $0.0028
----------
(1) Effect
     of
 voluntary
   expense
limitation
    during
     the
   period:
      Per
     share
   benefit
       to
       net
investment
 income...                     $0.02
   Ratios
    before
   expense
   limitat

  Expenses
       to
   Average
       Net
 Assets...                      1.33%**
      Net
Investment
    Income
       to
   Average
       Net
 Assets...                      0.82%**


  * Commencement of Operations.
 ** Annualized

*** The Portfolio began offering Class B shares on January 2, 1996.

 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.11% of the trade amount.

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares, except the International Small Cap and Municipal Money Market Portfolios, which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of the Portfolio described in this Prospectus is as follows:


    -The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.


    -The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.


    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.


    -The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.


    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.



    -The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.



    -The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the Standard & Poor's 500 Index ("S&P 500").



    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.


    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:


    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.


    FIXED INCOME:

    -The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.


    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.



    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

   THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.


INVESTMENT MANAGEMENT



    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of            , 1998, Morgan Stanley Asset Management
Inc. and its affiliated institutional asset management companies (exclusive of
Miller Anderson & Sherrerd, LLP) managed assets of approximately $   billion.
See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."


HOW TO INVEST


    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. The minimum initial investment, generally, is $500,000 for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares".


HOW TO REDEEM


    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."

RISK FACTORS



    Investing in the Portfolio entails certain risks and considerations of which an investor should be aware. The Portfolio's share price and investment returns fluctuate and, when redeemed, an investment in the Portfolio may be worth more or less than its original cost. The investment policies of the Portfolio may entail the following risk factors:



    -EQUITY SECURITIES. The Portfolio may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    -FOREIGN INVESTMENT. The Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    -EMERGING MARKET COUNTRY SECURITIES. The Portfolio may invest in emerging market country securities which entail risks typically associated with investment in more established foreign markets. However, these risks may be intensified due to higher volatility and less liquidity of emerging markets, possible political risks associated with the country of issuance and generally weaker financial condition of issuers in these markets.



    -DERIVATIVES. The Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of the Portfolio is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices. The Adviser utilizes a top-down approach in selecting investments for the Portfolio that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the Adviser's philosophy that a diversified selection of securities representing exposure to world markets, based upon the economic outlook and current valuation levels for each country, is an effective way to maximize the return and minimize the risk associated with international investment. The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolio will attain its objective. The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval.



    The Adviser determines country allocations for the Portfolio on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Portfolio will invest in the industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. The Portfolio will not invest in the stocks of U.S. issuers. The Portfolio will also invest in securities of issuers located in emerging countries. With respect to the Portfolio, the term "emerging country" applies to any country which, in the opinion of the Adviser, is generally considered to be an emerging country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Adviser, are generally considered to be emerging countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. [With respect to the portion of the Portfolio that is invested in emerging country equity securities, the Portfolio currently intends to invest primarily in some or all of the following countries:


Argentina        Portugal
Brazil           Philippines
India            South Africa
Indonesia        South Korea
Malaysia         Thailand
Mexico           Turkey

As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.


    By analyzing a variety of macroeconomic and political factors, the Adviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are used then to determine what the Adviser believes to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by the Adviser provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Adviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.



    Within a particular country, investments are made through the purchase of equity securities which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International index for the given country. The Portfolio invests primarily in equity securities, which include common and preferred stock, convertible securities and rights and warrants to purchase common stocks. The Adviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Portfolio. [An issuer may be considered to be from a particular country if, in the opinion of the Adviser, it has one or more of the following characteristics:
(i) its principal securities trading market is in that country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, and has a principal office in, that country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.] Indexation of the Portfolio's stock selection reduces stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets. In addition to the investments and strategies described below, the Portfolio may invest in certain securities and obligations as set forth in "Additional Investment Information" below.


                       ADDITIONAL INVESTMENT INFORMATION


    FIXED INCOME SECURITIES. The Portfolio will invest in fixed income (debt) securities. The market value of the fixed income securities in which the Portfolio invests will be affected by changes in the creditworthiness of issuers and will change in response to interest rate changes and other factors. Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates, the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuations as a result of changes in interest rates.


    FOREIGN CURRENCY FORWARD CONTRACTS. The Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolio may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S.

dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.



    FOREIGN INVESTMENT. The Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies.



    The Portfolio may also invest in emerging market country securities. Investing in emerging markets entails the risks associated with foreign investment described above, however, these risks may be intensified in emerging markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, trade difficulties and unemployment. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls and other protectionist measures imposed or negotiated by the countries in which they trade. There also are risks associated with the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the Portfolio's investments in those countries.



    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of the Portfolio's total assets.


    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Consistent with its investment policies, the Portfolio may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolio may invest in money market instruments for temporary defensive purposes during adverse market conditions. The money market investments permitted for the Portfolio include: obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.



    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines adopted by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolio may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 10% of the market value of the Portfolio's net assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which the Portfolio may invest consist of
(i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.


DERIVATIVE PRODUCTS (DERIVATIVES)



    The Portfolio is permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objective of the Portfolio. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, the Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.



    The Portfolio may use derivative products under a number of different circumstances to further its investment objective. For example, the Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. The Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolio also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by the Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objective and policies. The Portfolio will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by the Portfolio's investment policies, and then only in a manner consistent with such policies.



    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio will be less favorable than it would have been if these investment techniques had not been used.



    Some of the derivative products in which the Portfolio may invest and some of the risks related thereto are described in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Portfolio may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

    The Portfolio may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolio may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



    In some cases, the Portfolio may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolio will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolio may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolio may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolio may also purchase and sell foreign currency futures to hedge its respective holdings and commitments against changes in the level of future currency rates or to adjust its exposure to a particular currency.



    The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolio may engage in such transactions to hedge its holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolio may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolio may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



    Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that the Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), the Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Portfolio may seek to increase its returns or may hedge its portfolio investments through options transactions with respect to individual securities, indices or baskets in which the Portfolio may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



    The Portfolio may purchase put and call options. Purchasing a put option gives the Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives the Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    The Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. The Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, the Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, the Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolio may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolio's use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular

"notional amount." As with many of the other derivative products available to the Portfolio, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. The Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. The Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. When the Portfolio enters into a swap transaction it bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which the Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, the Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, the Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, the Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss will consist of the payments that the Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolio may use structured notes to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


                             INVESTMENT LIMITATIONS


    As a diversified investment company, the Portfolio is subject to the following limitations: (i) as to 75% of its total assets, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and (ii) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.


    The Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental investment limitations, see "Investment Limitations" in Statement of Additional Information.

                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and the Portfolio. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. The Adviser is entitled to receive from the Active Country Allocation Portfolio an annual management fee, payable quarterly, equal to 0.65% of the average daily net assets of the Portfolio.



    The fees of the Portfolio are higher than those of most investment companies' because the Portfolio invests internationally. The Adviser believes that the fees are comparable to those of other investment companies that invest internationally. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause total annual operating expenses of the Portfolio to exceed 0.80% of the average daily net assets of the Class A shares of the Portfolio and 1.05% of the average daily net assets of the Class B shares of the Portfolio.



    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset
management and credit services. At            , 1998, the Adviser, together with
its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP), managed assets of approximately $ billion. See "Management of the Fund" in the Statement of Additional Information.



    PORTFOLIO MANAGERS. ANN D. THIVIERGE AND BARTON M. BIGGS. Ann D. Thivierge is a Principal of the Adviser. She is a member of the Adviser's asset allocation committee, primarily representing the Total Fund Management team since its inception in 1991. Prior to joining the Adviser in 1986, she spent two years at Edgewood Management Company, a privately held investment management firm. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University. Barton M. Biggs has been Chairman and a director of the Adviser since 1980 and a Managing Director of Morgan Stanley since 1975. He is also a director and chairman of various registered investment companies to which the Adviser and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Ms. Thivierge and Mr. Biggs have shared primary responsibility for managing the Portfolio since June, 1995.



    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.


    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

    LOCAL ADMINISTRATOR FOR THE PORTFOLIO. The Portfolio has, as required by local law, entered into an administration agreement with a local administrator in Brazil. A local administrator provides certain services for the Portfolio with respect to the Portfolio's investments in that country, including services relating to foreign exchange, local taxes, remittance of income and capital gains, and repatriation of investments. The Portfolio's local adminstrator in Brazil, Unibanco-Uniao, a Brazilian corporation, is paid by the Fund an annual fee of 0.125% of the Portfolio's average weekly net assets invested in Brazil.


    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of the Portfolio.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.



    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                               PURCHASE OF SHARES



    Class A shares and Class B shares of the Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of the Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of the Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolio by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



       The Chase Manhattan Bank
     One Manhattan Plaza
     New York, NY 10081-1000
     ABA# 021000021
     DDA# 910-2-733293
     Attn: Morgan Stanley Institutional Fund, Inc.
     Ref: (Portfolio name, your account number, your account name)



       Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



    Morgan Stanley Institutional Fund, Inc.
    P.O. Box 2798
    Boston, Massachusetts 02208-2798

    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for the Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 for the Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of the Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                              REDEMPTION OF SHARES



    Class A and Class B shares of the Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. The Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2. Any required signature guarantees; and



    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.



    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of the Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolio. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of the Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.

INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the portfolio.



                              VALUATION OF SHARES



    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of each class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price that is considered to best represent fair value within a range not exceeding the current asked price nor less than the current bid price. The current average bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.


    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedure are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar last quoted by a major bank.


    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    The Portfolio may advertise "total return" which shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares of such class at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.


    The Portfolio expects to distribute substantially all of its taxable net investment income in the form of annual dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.


    The Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Such dividends paid by the Portfolio will generally not qualify for the dividends-received deduction for corporate shareholders. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.



    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long the shareholder has held the Portfolio's shares. The Portfolio will send reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.


    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss, including any available capital loss carryforwards) prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

    The sale, exchange or redemption of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceed or are less than the shareholder's tax adjusted basis in the sold, exchanged or redeemed shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Portfolio will be able to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER

    The Portfolio generally does not invest for short-term trading purposes, however, when circumstances warrant, the Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the

Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objective and policies. As portfolio turnover increases, the Portfolio necessarily will experience increased transaction costs and additional realization of capital gains.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of the Portfolio are currently classified into two classes, the Class A shares and the Class B shares.


    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.


    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN


    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          ACTIVE COUNTRY ALLOCATION PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


                                                                    If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                                           Morgan Stanley Institutional Fund, Inc., please contact your
      Fill in where applicable                                      Morgan Stanley representative or call us toll free
                                                                    1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.
                  First Name                  Initial                  Last Name
2.
                  First Name                  Initial                  Last Name
                  First Name                  Initial                  Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien

Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.
Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.


  C)  TAXPAYER                                       Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                                 taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                                                          OR
                                                     1.         TAXPAYER IDENTIFICATION   SOCIAL SECURITY NUMBER
                                                     NUMBER ("TIN")                       ("SSN")
                                                                                          OR
                                                     2.         TIN                       SSN
                                                                                          OR
                                                     TIN                                  SSN
                                                     IMPORTANT TAX INFORMATION
                                                     You (as a payee) are required by law to provide us (as payer) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect
                                                     TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                                     Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                                                     You may be notified that you are subject to backup withholding under
                                                     Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND              For Purchase of the following
      CLASS SECTION              Portfolio:                      / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum    Active Country Allocation
      $500,000 for the           Portfolio
      Portfolio and Class B
      shares minimum $100,000
      for the Portfolio).
      Please indicate class and
      amount.
                                                                 Total Initial Investment $


  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio
      and manner of payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your Bank Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City                   State                   Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the Fund to      City         State         Zip Code
      mail duplicate statements
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
           IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
           NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
           WITHHOLDING.
       / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL
           SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR
           CORRECT SSN(S) OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS
OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY THE
INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                         Date must sign)         Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    6
Investment Objective and Policies.................   10
Additional Investment Information.................   11
Investment Limitations............................   18
Management of the Fund............................   18
Purchase of Shares................................   20
Redemption of Shares..............................   23
Account Policies and Services.....................   24
Valuation of Shares...............................   26
Performance Information...........................   27
Dividends and Capital Gains Distributions.........   27
Taxes.............................................   28
Portfolio Transactions............................   29
General Information...............................   30
Account Registration Form


                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                                 GOLD PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Gold Portfolio (the "Portfolio"). The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the Portfolio are offered with no sales charge, exchange fee or redemption fee. The Gold Portfolio is currently closed to new investors with the exception of certain Morgan Stanley & Co. Incorporated ("Morgan Stanley") customers, employees of Morgan Stanley, certain tax-qualified retirement plans and other investment companies advised by Morgan Stanley Asset Management Inc. and its affiliates.



    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.



    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
       REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Gold Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A...................................................................................       None
  Class B...................................................................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A...................................................................................       None
  Class B...................................................................................       None
Deferred Sales Load
  Class A...................................................................................       None
  Class B...................................................................................       None
Redemption Fees
  Class A...................................................................................       None
  Class B...................................................................................       None
Exchange Fees
  Class A...................................................................................       None
  Class B...................................................................................       None


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A...................................................................................          %
  Class B...................................................................................          %
12b-1 Fees
  Class A...................................................................................       None
  Class B...................................................................................      0.25%
Other Expenses
  Class A...................................................................................          %
  Class B...................................................................................          %
                                                                                              ---------
Total Operating Expenses (Net of Fee Waivers)*
  Class A...................................................................................          %
  Class B...................................................................................          %
                                                                                              ---------
                                                                                              ---------


------------------------------

*The Adviser has agreed to waive its management fees and/or to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed a specified percentage of its average daily net assets. Absent the fee waiver, the management fee would be 1.00%. Absent the fee waiver and/or expense reimbursement, the Portfolio's total operating expenses would be 1.73% of the average daily net assets of the Class A shares and 1.94% of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. Expenses and fees are based on actual figures for the fiscal year ended December 31, 1997. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted above, the Portfolio charges no redemption fees of any kind. The example is based on total operating expenses of the Portfolio after fee waivers.



                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
Gold Portfolio
  Class A..........................................................   $            $            $            $
  Class B..........................................................


    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following table provides financial highlights for the Class A and Class B shares of the Portfolio for each of the periods presented. The audited financial highlights for the Portfolio's shares for each of the periods presented are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. The Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional performance information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                                 GOLD PORTFOLIO

                                                                                 CLASS A
                                                    -----------------------------------------------------------------
                                                     YEAR ENDED DECEMBER     YEAR ENDED DECEMBER       YEAR ENDED
                                                          31, 1997                31, 1996          DECEMBER 31, 1995
                                                    ---------------------   ---------------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..............                                 $  8.55               $ 9.13
                                                           -------                 -------               ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)................                                    0.05                (0.07)
  Net Realized and Unrealized Gain (Loss) on
   Investments++..................................                                    1.41                 1.22
                                                           -------                 -------               ------
    Total from Investment Operations..............                                    1.46                 1.15
                                                           -------                 -------               ------
DISTRIBUTIONS
  Net Investment Income...........................                                   (0.05)               (0.01)
  In Excess of Net Investment Income..............                                   (0.01)                  --
  Net Realized Gain...............................                                      --                   --
  In Excess of Net Realized Gain..................                                   (0.65)                  --
                                                           -------                 -------               ------
    Total Distributions...........................                                   (0.71)               (1.73)
                                                           -------                 -------               ------
NET ASSET VALUE, END OF PERIOD....................                                 $  9.30               $ 8.55
                                                           -------                 -------               ------
                                                           -------                 -------               ------
TOTAL RETURN......................................                                   16.94%               13.21%
                                                           -------                 -------               ------
                                                           -------                 -------               ------
RATIO AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)...........                                 $27,810               $7,409
  Ratio of Expenses to Average Net Assets (1).....                                    1.25%**              1.25%
  Ratio of Net Investment Income (Loss) to Average
   Net Assets (1).................................                                    0.57%               (0.31)%
  Portfolio Turnover Rate.........................                                      94%                  47%
  Average Commission Rate#........................                                 $0.0246                  N/A


                                                                                           CLASS B
                                                        PERIOD FROM       -----------------------------------------

                                                     FEBRUARY 1, 1994*                          PERIOD FROM JANUARY

                                                      TO DECEMBER 31,     YEAR ENDED DECEMBER      2, 1996*** TO

                                                           1994                31, 1997          DECEMBER 31, 1996

                                                    -------------------   -------------------   -------------------

NET ASSET VALUE, BEGINNING OF PERIOD..............  $         10.00                             $          8.81

                                                            -------               -------               -------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)................             0.03                                        0.03

  Net Realized and Unrealized Gain (Loss) on
   Investments++..................................            (0.88)                                       1.14

                                                            -------               -------               -------

    Total from Investment Operations..............            (0.85)                                       1.17

                                                            -------               -------               -------

DISTRIBUTIONS
  Net Investment Income...........................            (0.02)                                      (0.04)

  In Excess of Net Investment Income..............               --                                       (0.01)

  Net Realized Gain...............................            (1.72)                                         --

  In Excess of Net Realized Gain..................               --                                       (0.65)

                                                            -------               -------               -------

    Total Distributions...........................            (0.02)                                      (0.70)

                                                            -------               -------               -------

NET ASSET VALUE, END OF PERIOD....................  $          9.13                             $          9.28

                                                            -------               -------               -------

                                                            -------               -------               -------

TOTAL RETURN......................................            (8.49)%                                     13.21%

                                                            -------               -------               -------

                                                            -------               -------               -------

RATIO AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)...........  $        30,243                             $         1,370

  Ratio of Expenses to Average Net Assets (1).....             1.25%                                       1.50%**

  Ratio of Net Investment Income (Loss) to Average
   Net Assets (1).................................             0.41%**                                     0.30%**

  Portfolio Turnover Rate.........................               56%                                         94%

  Average Commission Rate#........................              N/A                                     $0.0246



------------------------------

(1) Effect of voluntary expense limitation during
 the period:
    Per share benefit to net
     investment income............................                          $              0.04     $         0.11
  Ratios before expense limitation:
    Expenses to Average Net
     Assets.......................................                                    1.73%                1.76%
    Net Investment Loss to
     Average Net Assets...........................                                    0.10%               (0.82)%

(1) Effect of voluntary expense limitation during
    Per share benefit to net
     investment income............................  $          0.04                             $          0.04

  Ratios before expense limitation:
    Expenses to Average Net
     Assets.......................................             1.72%**                                     1.94%**

    Net Investment Loss to
     Average Net Assets...........................            (0.06)%**                                   (0.13)%**

 the period:


  * Commencement of operations.

 ** Annualized.


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.47% of the trade amount.

 ++ The amounts shown for the year ended December 31, 1996 for a share outstanding throughout the year does not accord with aggregate net losses on investments for the year because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares, except the International Small Cap and Municipal Money Market Portfolios, which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of the Gold Portfolio is as follows:


    - The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of foreign and domestic issuers engaged in gold-related activities.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and telephone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    - The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    - The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.


    - The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.


    - The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    - The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    - The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.


    - The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.


    - The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    - The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    - The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    - The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    - The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    - The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    - The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    - The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small-to-medium-sized corporations.

    - The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    - The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    - The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small-to-medium-sized companies which the Adviser believes to be undervalued.



    - The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.



    - The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the S&P 500 Index ("S&P 500").



    - The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.


    - The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:


    - The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.

    FIXED INCOME:

    - The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers in emerging countries.

    - The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    - The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.


    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.



    - The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.



    - The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    - The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    - The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

   THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of            , 1998, Morgan Stanley Asset Management
Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP) managed assets of approximately $ billion. Sun
Valley Gold Company (the "Sub-Adviser"), which at             , 1998, had in
excess of $ million in assets under management, acts as sub-adviser to the Portfolio. See "Management of the Fund -- Investment Adviser and Sub-Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST


    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. The minimum initial investment, generally, is $500,000 for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."


HOW TO REDEEM


    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for the Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."



RISK FACTORS



    Investing in the Portfolio entails certain risks and considerations of which an investor should be aware. The Portfolio's share price and investment returns fluctuate and, when redeemed, an investment in the Portfolio may be worth more or less than its original cost. The investment policies of the Portfolio may entail the following risk factors:



    - EQUITY SECURITIES. The Portfolio may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    - PRECIOUS METALS. The Portfolio invests in a portfolio of securities of issuers in precious metals related industries with limited diversification. Historically, stock prices of companies involved in precious metals-related industries have been volatile. In addition, prices of gold and other precious metals and minerals may fluctuate sharply over short periods of time due in various world-wide economic, financial and political factors.



    - FOREIGN INVESTMENT. The Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    - EMERGING MARKET COUNTRY SECURITIES. The Portfolio may invest in emerging market country securities which entail risks typically associated with investment in more established foreign markets. However, these risks may be intensified due to higher volatility and less liquidity of emerging markets, possible political risks associated with the country of issuance and generally weaker financial condition of issuers in these markets.

    - DERIVATIVES. The Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of the Gold Portfolio is long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in the equity securities of foreign and domestic issuers engaged in gold-related activities. There can be no assurance that the Portfolio's investment objective will be achieved. The Portfolio's investment objective is a fundamental policy which may be changed only with shareholder approval. In addition to the investments and strategies described below, the Portfolio may invest in certain securities and obligations as set forth in "Additional Investment Information". The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval. Because the securities in which the Portfolio invests may involve risks not associated with more traditional investments, an investment in the Portfolio, by itself, should not be considered a balanced investment program.



    Under normal circumstances, the Portfolio will invest at least 70% of its total assets in equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution or trading of gold (or, to a lesser degree, silver, platinum or other precious metals or minerals) or the financing, managing, controlling or operating of companies engaged in such activities ("gold-related" or "precious-metals-related" activities). For these purposes, a company will be considered to be principally engaged in such activities if it derives more than 50% of its income, or devotes 50% or more of its assets, to such activities. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. [The Portfolio will invest more than 25% of its total assets in securities of companies in the group of industries involved in gold-related or precious-metals-related activities, as described above, and may invest more than 25% of its total assets in one or more of the industries, such as mining, that are a part of such group of industries, as described above.] Potential investors in the Portfolio should consider the possibly greater risk arising from the concentration of the Portfolio's investments in one industry or group of industries.



    Because most of the world's gold production is outside of the United States, the Portfolio expects that a significant portion of its assets may be invested in securities of foreign issuers. The percentage of assets invested in particular countries or regions will change from time to time in accordance with the judgment of Morgan Stanley Asset Management Inc. (the "Adviser") and Sun Valley Gold Company (the "Sub-Adviser", and collectively with the Adviser, the "Advisers"), which may be based on, among other things, consideration of the political stability and economic outlook of these countries or regions. It is currently anticipated that the Portfolio's assets will be principally invested in the equity securities of companies located in the United States, Canada and Australia. The Portfolio's assets also may be invested in equity securities of companies located in South Africa.



    The Portfolio expects to invest directly in foreign securities, but the Portfolio may also invest in Depositary Receipts, or similar securities that are convertible into securities of foreign issuers and that evidence ownership of the underlying foreign security. Under normal circumstances, the Portfolio may also invest up to 30% of its assets in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practicable.

    The Portfolio may also invest up to 10% of its total assets in gold bullion. Bullion will only be bought from and sold to U.S. and foreign banks, regulated U.S. commodities exchanges, exchanges affiliated with a regulated U.S. stock exchange, and dealers who are members of, or affiliated with, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Investors should note that bullion offers the potential for capital appreciation or depreciation, but does not generate income. In bullion transactions, the Portfolio may encounter higher custody costs and other costs (including shipping and insurance) than those normally associated with ownership of securities. The Portfolio may attempt to minimize these costs by the use of receipts or certificates representing ownership interests in bullion. The Advisers currently intend to use the Portfolio's investments in gold bullion as a short-term investment for portfolio management purposes.


                       ADDITIONAL INVESTMENT INFORMATION


    DEPOSITARY RECEIPTS. The Portfolio is permitted to invest indirectly in securities of foreign companies through sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs, EDRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent such Depositary Receipts are or become available. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are securities typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or pool or securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. GDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. In the event that ADRs or EDRs are not available for a particular security, the Portfolio may invest in that security, which may or may not be listed on a foreign securities exchange.


    FOREIGN CURRENCY FORWARD CONTRACTS. The Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolio may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S. dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts.

If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.


    FOREIGN INVESTMENT. The Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies.



    The Portfolio may also invest in emerging market country securities. Investing in emerging markets entails the risks associated with foreign investment described above, however, these risks may be intensified in emerging markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, trade difficulties and unemployment. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls and other protectionist measures imposed or negotiated by the countries in which they trade. There also are risks associated with the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the Portfolio's investments in those countries.



    GOLD-RELATED INVESTMENTS. The Portfolio intends to invest at least 70% of its total assets in securities of companies engaged in gold-related activities. As a result of this policy, which is a fundamental policy of the Portfolio, the Portfolio's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives. Historically, stock prices of companies involved in precious-metals-related industries have been volatile. Investments related to gold and other precious metals and minerals are considered speculative and are impacted by a variety of world-wide economic, financial and political factors. Prices of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, supplies of precious metals, changes in industrial and commercial demand, metal sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of certain precious metals and minerals.


    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of its total assets.



    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Consistent with its investment policies, the Portfolio may make money market investments pending other investments or settlement for liquidity. In addition, the Portfolio may invest in money market instruments for temporary defensive purposes. The money market investments permitted for the Portfolio include: obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.


    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.


    As a general matter, the Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Also, as a general matter, the Portfolio may not invest more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933, as amended (the "1933 Act"). However, each Portfolio may invest up to 20% of its total assets in liquid Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.


    PRECIOUS METALS FORWARD AND FUTURES CONTRACTS. The Portfolio may enter into futures contracts on precious metals as a hedge against changes in the prices of precious metals held or intended to be acquired by the Portfolio, but not for speculation or for achieving leverage. The Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of a precious metal which the Portfolio intends to acquire or sales of futures contracts as an offset against the effect of anticipated declines in the price of precious metal which the Portfolio owns. The Portfolio may enter into precious metals forward contracts, which are similar to precious metals futures contracts in that they both provide for the purchase or sale of precious metals at an agreed price with delivery to take place at an agreed future time. However, unlike futures contracts, forward contracts are negotiated contracts which are primarily used in the dealer market. The Portfolio will use forward contracts for the same hedging purposes as those applicable to futures contracts, as described above. Precious metals futures and forward contract prices can be volatile and are influenced principally by changes in spot market prices, which in turn are affected by a variety of political and economic factors. While the correlation between changes in prices of futures and forward contracts and prices of the precious metals being hedged by such contracts has historically been very strong, the correlation may be imperfect at times, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected precious metals price trends.

    The Portfolio may also purchase and write covered call or put options on precious metals futures contracts. Such options would be purchased solely for hedging purposes. Call options might be purchased to hedge against an increase in the price of precious metals the Portfolio intends to acquire, and put options may be purchased to hedge against a decline in the price of precious metals owned by the Portfolio. As is the case with futures contracts, options on precious metals futures may facilitate the Portfolio's acquisition of precious metals or permit the Portfolio to defer disposition of precious metals for tax or other purposes.


    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines of the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolio may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which a Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.



DERIVATIVE PRODUCTS (DERIVATIVES)



    The Portfolio is permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objective of the Portfolio. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, the Portfolio will limit its use of derivative products to 33 1/3 % of its total assets, measured by the aggregate notional amount of outstanding derivative products.



    The Portfolio may use derivative products under a number of different circumstances to further its investment objective. For example, the Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. The Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolio also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by the Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objective and policies. The Portfolio will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by the Portfolio's investment policies, and then only in a manner consistent with such policies.



    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio will be less favorable than it would have been if these investment techniques had not been used.



    Some of the derivative products in which the Portfolio may invest and some of the risks related thereto are described in more detail below.

FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Portfolio may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.



    The Portfolio may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolio may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



    In some cases, the Portfolio may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolio will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolio may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolio may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolio may also purchase and sell foreign currency futures to hedge its respective holdings and commitments against changes in the level of future currency rates or to adjust its exposure to a particular currency.



    The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolio may engage in such transactions to hedge its holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolio may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolio may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



    Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that the Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), the Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Portfolio may seek to increase its returns or may hedge its portfolio investments through options transactions with respect to individual securities, indices or baskets in which the Portfolio may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



    The Portfolio may purchase put and call options. Purchasing a put option gives the Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives the Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    The Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. The Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, the Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, the Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolio may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolio's use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolio, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. The Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. The Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. When the Portfolio enters into a swap transaction it bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which the Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, the Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, the Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, the Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss will consist of the payments that the Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolio may use structured notes to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


                             INVESTMENT LIMITATIONS


    As a diversified investment company, the Gold Portfolio is subject to the following limitations: (i) as to 75% of its total assets, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and (ii) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.


    The Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares and under certain non-fundamental investment limitation that may be changed without shareholder approval. For additional information on fundamental and non-fundamental investment limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER AND SUB-ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and the Portfolio. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. With respect to the Portfolio, the Adviser has delegated these responsibilities, subject to its supervision, to the Sub-Adviser. The Adviser is entitled to receive from the Portfolio an annual investment advisory fee, payable quarterly, in an amount equal to 1.00% of the average daily net assets of the Portfolio.

    Sun Valley Gold Company is sub-adviser of the Portfolio. Pursuant to a Sub-Advisory Agreement, and subject at all times to the supervision of the Adviser and the Board of Directors of the Fund, the Sub-Adviser provides investment advice and portfolio management services, makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. The Sub-Adviser is entitled to receive from the Adviser an annual sub-advisory fee, payable quarterly, in an amount equal to 0.40% of the average daily net assets of the Portfolio.


    The Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses for Class A and Class B shares to exceed 1.25% and 1.50%, respectively, of its average daily net assets. The Sub-Adviser has voluntarily agreed to a proportionate reduction in its fees from the Adviser if the Adviser is required to waive its fees or to reimburse the Portfolio so that the Portfolio's total operating expenses for Class A and Class B shares do not exceed 1.25% and 1.50%, respectively, of its average daily net assets.



    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit
services. At            , 1998, the Adviser, together with its affiliated
institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP), managed assets of approximately $ billion. See "Management of the Fund" in the Statement of Additional Information.



    The Sub-Adviser, with principal offices at 620 Sun Valley Road, Sun Valley, Idaho 83340, specializes in the management of gold-related investments. At
           , 1998, the Sub-Adviser managed investments totaling in excess of $ million.



    PORTFOLIO MANAGER. Peter F. Palmedo, the President of the Sub-Adviser since its inception in January, 1992, has had primary portfolio management responsibility for the Portfolio since its inception. He has also served as President of Sun Valley Gold Trading, Inc., a registered broker-dealer, since its inception in January, 1992, and of Mad River Management since September, 1989. Prior thereto, Mr. Palmedo worked at Morgan Stanley in the institutional equity department and specialized in portfolio risk management, derivatives and the development and analysis of long-dated options, synthetic options and options embedded in securities. He received a B.A. in Business and Finance from Hampshire College in 1979.



    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of report, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.


    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of the Portfolio.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.



    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountant's fees, custodial fees, and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                               PURCHASE OF SHARES



    Class A shares and Class B shares of the Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of the Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of the Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolio by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



            The Chase Manhattan Bank


           One Manhattan Plaza


           New York, NY 10081-1000


           ABA# 021000021


           DDA# 910-2-733293


           Attn: Morgan Stanley Institutional Fund, Inc.


           Ref: (Portfolio name, your account number, your account name)


           Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



            Morgan Stanley Institutional Fund, Inc.


           P.O. Box 2798


           Boston, Massachusetts 02208-2798



    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for the Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 for the Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of the Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.

    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                              REDEMPTION OF SHARES



    Class A and Class B shares of the Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. The Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2. Any required signature guarantees; and



    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.

    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.



    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of the Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging

Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolio. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of the Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the portfolio.


                              VALUATION OF SHARES


    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of each class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.



    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.


    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar last quoted by a major bank.


    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise "total return" for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    The Portfolio may advertise "total return" which shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years) assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividend and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares of such class at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.


    The Portfolio expects to distribute substantially all of its taxable net investment income in the form of quarterly dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.


    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gains that is distributed to shareholders.



    The Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends will generally qualify for the dividends-received deduction for corporate shareholders only to the extent of the aggregate qualifying dividend income received by the Portfolio from U.S. corporations. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.



    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long shareholders have held their shares. The Portfolio will send reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.


    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital losses, including any available capital loss carryforwards) prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



    The sale, exchange or redemption of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceed or are less than the shareholder's adjusted tax basis in the sold, exchanged or redeemed shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Portfolio will be able to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER

    The Portfolio generally does not invest for short-term trading purposes, however, when circumstances warrant, the Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its respective objective and policies. As portfolio turnover increases, the Portfolio necessarily will experience increased transaction costs and additional realization of capital gains.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of the Portfolio are currently classified into two classes, Class A shares and Class B shares.


    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.


    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York, ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.


DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          GOLD PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


                                 If you need assistance in filling out this form for the
      ACCOUNT INFORMATION        Morgan Stanley Institutional Fund, Inc., please contact your
      Fill in where applicable   Morgan Stanley representative or call us toll free
                                 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund
      for additional documents
      that may be required to
      set up account and to
      authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.


/ / Non-Resident Alien


Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.

  C)  TAXPAYER                   Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION             taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)

      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                                 OR
                                 1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                 IDENTIFICATION NUMBER           ("SSN")
                                 ("TIN")
                                                                 OR
                                 2.                             TIN                                SSN
                                                                 OR
                                                              TIN                                SSN

                                 IMPORTANT TAX INFORMATION
                                 You (as a payee) are required by law to provide us (as payer)
                                 with your correct TIN(s) or SSN(s). Accounts that have a
                                 missing or incorrect TIN(s) or SSN(s) will be subject to
                                 backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your
                                 correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                 Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an
                                 overpayment of taxes, a refund may be obtained.
                                 You may be notified that you are subject to backup withholding under Section 3406(a)(1)(C) of the Internal Revenue Code
                                 because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND              For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION              Portfolio:
      (Class A shares minimum    Gold Portfolio
      $500,000 for the
      Portfolio and Class B
      shares minimum $100,000
      for the Portfolio).
      Please indicate class and
      amount.
                                                                 Total Initial Investment $


  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio
      and manner of payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your Bank Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City        State Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the Fund to        City                                         State                                         Z
      mail duplicate statements  Code
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
           IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
           NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
           WITHHOLDING.
       / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL
           SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR
           CORRECT SSN(S) OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                         Date must sign)         Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.
                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    6
Investment Objective and Policies.................   11
Additional Investment Information.................   12
Investment Limitations............................   20
Management of the Fund............................   20
Purchase of Shares................................   22
Redemption of Shares..............................   25
Account Policies and Services.....................   26
Valuation of Shares...............................   28
Performance Information...........................   29
Dividends and Capital Gains Distributions.........   29
Taxes.............................................   30
Portfolio Transactions............................   31
General Information...............................   32
Account Registration Form


                                 GOLD PORTFOLIO
                               A PORTFOLIO OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.
                                  Common Stock
                               ($.001 PAR VALUE)
                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Sub-Adviser
                            Sun Valley Gold Company

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
--------------------------------------------------------------------------------

                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Global Equity, International Equity, and European Equity Portfolios (each a "Multiclass Portfolio" and collectively, the "Multiclass Portfolios") and to the Class A Shares of the International Small Cap Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the Portfolios are offered with no sales charge, exchange fee or redemption fee, (except that the International Small Cap Portfolio may impose a transaction fee). The International Equity Portfolio is currently closed to new investors with the exception of certain Morgan Stanley & Co. Incorporated ("Morgan Stanley") customers, employees of Morgan Stanley, certain tax-qualified retirement plans and other investment companies advised by Morgan Stanley Asset Management Inc. and its affiliates.


    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated May 1, 1998, as supplemented through September 26, 1997, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
    PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of each Portfolio listed below will incur.

                                        GLOBAL EQUITY      INTERNATIONAL EQUITY    INTERNATIONAL SMALL      EUROPEAN EQUITY
SHAREHOLDER TRANSACTION EXPENSES          PORTFOLIO              PORTFOLIO            CAP PORTFOLIO            PORTFOLIO
----------------------------------  ---------------------  ---------------------  ---------------------  ---------------------
Maximum Sales Load Imposed on
 Purchases
  Class A.........................             None                   None                   None*                  None
  Class B.........................             None                   None                    N/A                   None
Maximum Sales Load Imposed on
 Reinvested Dividends
  Class A.........................             None                   None                   None                   None
  Class B.........................             None                   None                    N/A                   None
Deferred Sales Load
  Class A.........................             None                   None                   None                   None
  Class B.........................             None                   None                    N/A                   None
Redemption Fees
  Class A.........................             None                   None                  1.00%*                  None
  Class B.........................             None                   None                    N/A                   None
Exchange Fees
  Class A.........................             None                   None                   None                   None
  Class B.........................             None                   None                    N/A                   None

--------------------------
* Shareholders of the International Small Cap Portfolio may be charged a 1.00% transaction fee, which is payable directly to the International Small Cap Portfolio, in connection with each purchase and redemption of shares of the Portfolio. The transaction fee is intended to allocate transaction costs associated with purchases and redemptions of shares of the Portfolio to investors actually making such purchases and redemptions rather than to the Portfolio's other shareholders. The 1.00% fee represents the Adviser's estimate of such transaction costs, which include the costs of acquiring and disposing of Portfolio securities. The transaction fee is not a sales charge or load, and is retained by the Portfolio. The fee does not apply to portfolios of the Fund other than the International Small Cap Portfolio and is not charged in connection with the reinvestment of dividends or capital gain distributions. The fee will not be charged with respect to purchases and redemptions that do not result in actual transaction costs to the Portfolio. Examples of such transactions include offsetting purchases and redemptions by different shareholders occurring at the same time and in-kind purchases and redemptions.

                                                                          INTERNATIONAL
                                                     GLOBAL EQUITY           EQUITY         INTERNATIONAL SMALL   EUROPEAN EQUITY
ANNUAL FUND OPERATING EXPENSES                         PORTFOLIO            PORTFOLIO          CAP PORTFOLIO         PORTFOLIO
------------------------------------------------  -------------------  -------------------  -------------------  ------------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)**
  Class A.......................................               %                    %                    %                    %
  Class B.......................................               %                    %                  N/A                    %
12b-1 Fees
  Class A.......................................            None                 None                 None                 None
  Class B.......................................           0.25%                0.25%                  N/A                0.25%
Other Expenses
  Class A.......................................               %                    %                    %                    %
  Class B.......................................               %                    %                  N/A                    %
                                                         -------              -------              -------           ----------
Total Operating Expenses (Net of Fee Waivers)**
  Class A.......................................               %                    %                    %                    %
  Class B.......................................               %                    %                  N/A                    %
                                                         -------              -------              -------           ----------
                                                         -------              -------              -------           ----------


--------------------------


 ** The Adviser has agreed to waive its management fees and/or reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each of the Portfolios to exceed a specified percentage of its respective average daily net assets. As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund." Set forth below, for each Portfolio as applicable, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percentage of average daily net assets of the Class A shares of the Portfolios and Class B Shares of the Multiclass Portfolios, respectively.



                                                                                             TOTAL
                                                                                       OPERATING EXPENSES
                                                                                             ABSENT
                                                                    MANAGEMENT            FEE WAIVERS
                                                                  FEES ABSENT FEE  --------------------------
PORTFOLIO                                                             WAIVERS        CLASS A       CLASS B
----------------------------------------------------------------  ---------------  ------------  ------------
Global Equity...................................................         0.80%               %             %
International Equity............................................         0.80%               %             %
International Small Cap.........................................         0.95%               %       N/A
European Equity.................................................         0.80%               %             %



    The purpose of the table is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. Expenses and fees are based on actual figures for the fiscal year ended December 31, 1997. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the only fee charged by the Fund upon purchase or redemption of Fund shares is the 1% transaction fee that may be assessed on purchases and redemptions of shares of the International Small Cap Portfolio, which charges are reflected in this example. The following example is based on total operating expenses of the Portfolios after fee waivers.



                                               3       5       10
                                     1 YEAR  YEARS   YEARS    YEARS
                                     ------  ------  ------  -------
Global Equity Portfolio
  Class A..........................  $       $       $       $
  Class B..........................
International Equity Portfolio
  Class A..........................
  Class B..........................
International Small Cap Portfolio
  Class A..........................
European Equity Portfolio
  Class A..........................
  Class B..........................


    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following tables provide financial highlights for the Class A and Class B shares of the Multiclass Portfolios and the Class A shares of the International Small Cap Portfolio for each of the periods presented. The audited financial highlights for each Portfolio's shares for each of the periods presented are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. Each Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional performance information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. After October 31, 1992, the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with financial statements and notes thereto.

                            GLOBAL EQUITY PORTFOLIO

                                                                             CLASS A
                              ------------------------------------------------------------------------------------------------------
                                                                                                                        PERIOD FROM
                                                                                                          TWO MONTHS      JULY 15,
                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED         1992* TO
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   OCTOBER 31,
                                  1997           1996           1995           1994           1993           1992           1992
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................                   $ 14.31        $ 13.40        $ 13.87        $  9.75        $  9.35        $ 10.00
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)......................                      0.23           0.18           0.08           0.08           0.01           0.02
  Net Realized and
   Unrealized Gain (Loss) on
   Investments..............                      3.02           2.26           0.79           4.18           0.39          (0.67)
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total from Investment
     Operations.............                      3.25           2.44           0.87           4.26           0.40          (0.65)
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS
  Net Investment Income.....                     (0.23)         (0.22)         (0.12)         (0.02)            --             --
  In Excess of Net
   Investment Income........                        --             --             --          (0.03)            --             --
  Net Realized Gain.........                     (1.09)         (1.31)         (1.22)         (0.09)            --             --
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total Distributions.....                     (1.32)         (1.53)         (1.34)         (0.14)            --             --
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF
 PERIOD.....................                   $ 16.24        $ 14.31        $ 13.40        $ 13.87        $  9.75        $  9.35
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
TOTAL RETURN................                     22.83%         18.66%          6.95%         44.24%          4.28%         (6.50)%
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of Period
   (Thousands)..............                   $80,297        $91,675        $78,935        $19,918        $11,739        $11,257
  Ratio of Expenses to
   Average Net Assets (1)...                      1.00%          1.00%          1.00%          1.00%          1.00%**        1.00%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1)...............                      1.38%          1.17%          0.87%          0.84%          0.69%**        1.00%**
  Portfolio Turnover Rate...                        26%            28%            12%            42%             5%            10%
  Average Commission Rate
   #........................                   $0.0299            N/A            N/A            N/A            N/A            N/A

                                         CLASS B
                               ----------------------------
                                               PERIOD FROM
                                                JANUARY 2,
                                YEAR ENDED      1996*** TO
                               DECEMBER 31,    DECEMBER 31,
                                   1997            1996
                               ------------    ------------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................                      $14.36
                                  ------          ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)......................                        0.13
  Net Realized and
   Unrealized Gain (Loss) on
   Investments..............                        3.02
                                  ------          ------
    Total from Investment
     Operations.............                        3.15
                                  ------          ------
DISTRIBUTIONS
  Net Investment Income.....                       (0.21)
  In Excess of Net
   Investment Income........                          --
  Net Realized Gain.........                       (1.09)
                                  ------          ------
    Total Distributions.....                       (1.30)
                                  ------          ------
NET ASSET VALUE, END OF
 PERIOD.....................                      $16.21
                                  ------          ------
                                  ------          ------
TOTAL RETURN................                       22.04%
                                  ------          ------
                                  ------          ------
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of Period
   (Thousands)..............                      $3,928
  Ratio of Expenses to
   Average Net Assets (1)...                        1.25%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1)...............                        1.29%**
  Portfolio Turnover Rate...                          26%
  Average Commission Rate
   #........................                     $0.0299


----------------------------------

(1) Effect of voluntary
     expense limitation
     during the period:
      Per share benefit to
       net investment
       income...............                $0.03         $0.02         $0.02         $0.01         $0.02          $0.08
    Ratios before expense
     limitation:
      Expenses to Average
       Net Assets...........                 1.15%         1.13%         1.24%         1.66%         2.49%**        5.22%**
      Net Investment Income
       (Loss) to Average Net
       Assets...............                 1.23%         1.04%         0.63%         0.18%        (0.80)%**      (3.22)%**

(1)

                       $0.01

                        1.39%**

                        1.15%**



  * Commencement of operations.

 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.25% of the trade amount.

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                             CLASS A
                              ------------------------------------------------------------------------------------------------------
                                                                                                          TWO MONTHS
                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED        YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   OCTOBER 31,
                                  1997           1996           1995           1994           1993           1992           1992
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................                  $    15.15     $    15.34     $    14.09      $   9.98       $   9.83       $  10.52
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)......................                        0.25           0.16           0.16          0.15           0.01           0.12
  Net Realized and
   Unrealized Gain (Loss) on
   Investments..............                        2.71           1.55           1.54          4.36           0.14          (0.59)
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total from Investment
     Operations.............                        2.96           1.71           1.70          4.51           0.15          (0.47)
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS
  Net Investment Income.....                       (0.36)         (0.06)         (0.18)        (0.01)            --          (0.17)
  In Excess of Net
   Investment Income........                          --             --             --         (0.13)            --             --
  Net Realized Gain.........                       (0.80)         (1.84)         (0.27)        (0.26)            --          (0.05)
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total Distributions.....                       (1.16)         (1.90)         (0.45)        (0.40)            --          (0.22)
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF
 PERIOD.....................                  $    16.95     $    15.15     $    15.34      $  14.09       $   9.98       $   9.83
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
TOTAL RETURN................                       19.64%         11.77%         12.39%        46.50%          1.53%         (4.56)%
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of Period
   (Thousands)..............                  $2,264,424     $1,598,530     $1,304,770      $947,045       $510,727       $486,836
  Ratio of Expenses to
   Average Net Assets (1)...                        1.00%          1.00%          1.00%         1.00%          1.00%**        1.00%
  Ratio of Net Investment
   Income to Average Net
   Assets (1)...............                        1.64%          1.38%          1.12%         1.25%          0.68%**        1.46%
  Portfolio Turnover Rate...                          18%            27%            16%           23%             5%            12%
  Average Commission Rate#..                     $0.0238            N/A            N/A           N/A            N/A            N/A

                                         CLASS B
                               ----------------------------
                                               PERIOD FROM
                                                JANUARY 2,
                                YEAR ENDED      1996*** TO
                               DECEMBER 31,    DECEMBER 31,
                                   1997            1996
                               ------------    ------------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................                      $15.24
                                  ------          ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)......................                        0.23
  Net Realized and
   Unrealized Gain (Loss) on
   Investments..............                        2.59
                                  ------          ------
    Total from Investment
     Operations.............                        2.82
                                  ------          ------
DISTRIBUTIONS
  Net Investment Income.....                       (0.33)
  In Excess of Net
   Investment Income........                          --
  Net Realized Gain.........                       (0.80)
                                  ------          ------
    Total Distributions.....                       (1.13)
                                  ------          ------
NET ASSET VALUE, END OF
 PERIOD.....................                      $16.93
                                  ------          ------
                                  ------          ------
TOTAL RETURN................                       18.58%
                                  ------          ------
                                  ------          ------
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of Period
   (Thousands)..............                      $5,393
  Ratio of Expenses to
   Average Net Assets (1)...                        1.25%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1)...............                        1.68%**
  Portfolio Turnover Rate...                          18%
  Average Commission Rate#..                     $0.0238


------------------------

(1) Effect of voluntary
     expense limitation
     during the period:
      Per share benefit to
       net investment
       income...............                    $0.00        $0.003        $0.004        $0.01         $0.00          $0.00
    Ratios before expense
     limitation:
      Expenses to Average
       Net Assets...........                     1.02%         1.03%         1.03%        1.06%         1.14%**        1.02%
      Net Investment Income
       to Average Net
       Assets...............                     1.61%         1.35%         1.09%        1.19%         0.54%**        1.44%

(1)

                     $0.00

                      1.27%**

                      1.66%**



 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.26% of the trade amount.

                       INTERNATIONAL SMALL CAP PORTFOLIO

                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  1997            1996            1995            1994           1993++
                                              -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD........                  $   14.94       $   15.15       $   14.64       $   10.09
                                              -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).................                       0.21            0.24            0.14            0.09
  Net Realized and Unrealized Gain on
   Investments (2)..........................                       2.29            0.15            0.62            4.48
                                              -------------   -------------   -------------   -------------   -------------
    Total from Investment Operations........                       2.50            0.39            0.76            4.57
                                              -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income.....................                      (0.22)          (0.23)          (0.03)           0.00
  In Excess of Net Investment Income........                         --              --              --           (0.02)
  Net Realized Gain.........................                      (0.39)          (0.37)          (0.22)             --
                                              -------------   -------------   -------------   -------------   -------------
    Total Distributions.....................                      (0.61)          (0.60)          (0.25)          (0.02)
                                              -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD                                $   16.83       $   14.94       $   15.15       $   14.64
                                              -------------   -------------   -------------   -------------   -------------
                                              -------------   -------------   -------------   -------------   -------------
TOTAL RETURN................................                      16.82%           2.60%           5.25%          45.34%
                                              -------------   -------------   -------------   -------------   -------------
                                              -------------   -------------   -------------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands).....                  $ 234,743       $ 198,669       $ 160,101       $  52,834
  Ratio of Expenses to Average Net Assets
   (1)......................................                       1.15%           1.15%           1.15%           1.15%
  Ratio of Net Investment Income to
   Average Net Assets (1)...................                       1.29%           1.72%           1.18%           0.66%
  Portfolio Turnover Rate...................                         35%             24%              8%             14%
  Average Commission Rate#..................                    $0.0159             N/A             N/A             N/A

                                               PERIOD FROM
                                              DECEMBER 15,
                                                1992* TO
                                              DECEMBER 31,
                                                  1992
                                              -------------
NET ASSET VALUE, BEGINNING OF PERIOD........  $   10.00
                                                 ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).................       0.01
  Net Realized and Unrealized Gain on
   Investments (2)..........................       0.08
                                                 ------
    Total from Investment Operations........       0.09
                                                 ------
DISTRIBUTIONS
  Net Investment Income.....................         --
  In Excess of Net Investment Income........         --
  Net Realized Gain.........................         --
                                                 ------
    Total Distributions.....................         --
                                                 ------
NET ASSET VALUE, END OF PERIOD                $   10.09
                                                 ------
                                                 ------
TOTAL RETURN................................       0.90%
                                                 ------
                                                 ------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands).....  $   3,824
  Ratio of Expenses to Average Net Assets
   (1)......................................       1.15%**
  Ratio of Net Investment Income to
   Average Net Assets (1)...................       1.37%**
  Portfolio Turnover Rate...................          0%
  Average Commission Rate#..................        N/A


----------------------------------

(1) Effect of voluntary expense limitation
     during the period:
      Per share benefit to net investment
       income...............................                $0.01          $0.01          $0.02          $0.10          $0.16
    Ratios before expense limitation:
      Expenses to Average Net Assets........                 1.23%          1.24%          1.29%          1.86%         21.67%**
      Net Investment Income/(Loss) to
       Average Net Assets...................                 1.20%          1.63%          1.04%         (0.05)%       (19.15)%**
(2) Reflects a 1% transaction fee on
     purchases and redemptions of capital
     shares.

 * Commencement of operations.

** Annualized

++ Per share amounts for the year ended December 31, 1993 are based on average outstanding shares.

 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.30% of the trade amount.

                           EUROPEAN EQUITY PORTFOLIO

                                                                                  CLASS A
                                               -----------------------------------------------------------------------------
                                                                                                                PERIOD FROM
                                                                                                                 APRIL 2,
                                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED       1993* TO
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                   1997            1996            1995            1994            1993
                                               -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD.........                  $   13.92       $   13.94       $   12.91       $   10.00
                                               -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)..................                       0.24            0.14            0.08            0.08
  Net Realized and Unrealized Gain on
   Investments...............................                       2.85            1.37            1.29            2.83
                                               -------------   -------------   -------------   -------------   -------------
    Total from Investment Operations.........                       3.09            1.51            1.37            2.91
                                               -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income......................                      (0.25)          (0.15)          (0.09)             --
  In Excess of Net Investment Income.........                      (0.02)             --              --              --
  Net Realized Gain..........................                      (0.04)          (1.38)          (0.25)             --
                                               -------------   -------------   -------------   -------------   -------------
    Total Distributions......................                      (0.31)          (1.53)          (0.34)             --
                                               -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD...............                  $   16.70       $   13.92       $   13.94       $   12.91
                                               -------------   -------------   -------------   -------------   -------------
                                               -------------   -------------   -------------   -------------   -------------
TOTAL RETURN.................................                      22.29%          11.85%          10.88%          29.10%
                                               -------------   -------------   -------------   -------------   -------------
                                               -------------   -------------   -------------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)......                  $ 178,356       $  69,583       $  27,634       $  12,681
  Ratio of Expenses to Average Net Assets
   (1).......................................                       1.00%           1.00%           1.00%           1.00%**
  Ratio of Net Investment Income to Average
   Net Assets (1)............................                       1.83%           1.37%           0.87%           1.23%**
  Portfolio Turnover Rate....................                         24%             13%             79%             15%
  Average Commission Rate#...................                    $0.0212             N/A             N/A             N/A

                                                          CLASS B
                                               -----------------------------
                                                                PERIOD FROM
                                                                JANUARY 2,
                                                YEAR ENDED      1996*** TO
                                               DECEMBER 31,    DECEMBER 31,
                                                   1997            1996
                                               -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD.........                  $   14.05
                                                  ------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)..................                       0.18
  Net Realized and Unrealized Gain on
   Investments...............................                       2.73
                                                  ------          ------
    Total from Investment Operations.........                       2.91
                                                  ------          ------
DISTRIBUTIONS
  Net Investment Income......................                      (0.23)
  In Excess of Net Investment Income.........                      (0.02)
  Net Realized Gain..........................                      (0.04)
                                                  ------          ------
    Total Distributions......................                      (0.29)
                                                  ------          ------
NET ASSET VALUE, END OF PERIOD...............                  $   16.67
                                                  ------          ------
                                                  ------          ------
TOTAL RETURN.................................                      20.76%
                                                  ------          ------
                                                  ------          ------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)......                     $2,654
  Ratio of Expenses to Average Net Assets
   (1).......................................                       1.25%**
  Ratio of Net Investment Income to Average
   Net Assets (1)............................                       1.67%**
  Portfolio Turnover Rate....................                         24%
  Average Commission Rate#...................                    $0.0212


----------------------------------

(1) Effect of voluntary expense limitation
     during the period:
      Per share benefit to net investment
       income................................                  $0.02           $0.03           $0.06           $0.09
    Ratios before expense limitation:
      Expenses to Average Net Assets.........                   1.16%           1.25%           1.62%           2.43%**
      Net Investment Income (Loss) to Average
       Net Assets............................                   1.67%           1.12%           0.25%          (0.21)%**

(1)

        $0.02

         1.40%**

         1.52%**



  * Commencement of operations.

 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.23% of the trade amount.

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares except the International Small Cap and Municipal Money Market Portfolios which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:


    - The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    - The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    - The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    - The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:


    - The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.



    - The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.


    - The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.

    - The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    - The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    - The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.

    - The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    - The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    - The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    - The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    - The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    - The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    - The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    - The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    - The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.



    - The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.


    - The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the S&P 500 Index ("S&P 500").


    - The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.


    - The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:


    - The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.


    FIXED INCOME:

    - The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    - The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    - The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.


    - The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.



    - The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    - The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high-quality money market instruments with remaining maturities of one year or less.

    - The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high-quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

     THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of             , 1998, Morgan Stanley Asset
Management Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP) managed assets of approximately
$   billion. See "Management of the Fund--Investment Adviser" and "Management of
the Fund--Administrator."


HOW TO INVEST


    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Multiclass Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Shareholders of the International Small Cap Portfolio may be charged a 1.00% transaction fee, which is payable directly to the International Small Cap Portfolio, in connection with each purchase and redemption of shares of the Portfolio. The minimum initial investment, generally, is $500,000 for Class A shares of each Portfolio and $100,000 for Class B shares of each Multiclass Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."

HOW TO REDEEM


    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of the applicable class next determined after receipt of the redemption request, (except that shareholders of the International Small Cap Portfolio may be charged a 1.00% transaction fee, which is payable directly to the International Small Cap Portfolio, in connection with each purchase and redemption of shares of the Portfolio). The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."



RISK FACTORS



    Investing in each of the Portfolios entails certain risks and considerations of which an investor should be aware. The Portfolios' share prices and investment returns fluctuate and, when redeemed, an investment in the Portfolios may be worth more or less than its original cost. The investment policies of the Portfolios may entail the following risk factors:



    - EQUITY SECURITIES. Each Portfolio may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    - FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    - EMERGING MARKET COUNTRY SECURITIES. Each Portfolio may invest in emerging market country securities which entail risks typically associated with investment in more established foreign markets. However, these risks may be intensified due to higher volatility and less liquidity of emerging markets, possible political risks associated with the country of issuance and generally weaker financial condition of issuers in these markets.



    - DERIVATIVES. Each Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each Portfolio is described below, together with the policies each Portfolio will employ in its efforts to achieve its objective. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolios will attain their objectives. Each of the Portfolios invests in equity securities, which include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. In addition to the investments and strategies described below, the Portfolios may invest in certain securities and obligations as set forth in "Additional Investment Information". The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval.


THE GLOBAL EQUITY PORTFOLIO


    The Global Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. At least 65% of the total assets of the Portfolio will be invested in equity securities under normal circumstances. Under normal circumstances, the Adviser expects that at least 20% of the Portfolio's total assets will be invested in the common stocks of U.S. issuers. The remainder of the Portfolio will be invested in issuers located throughout the world, including those located in emerging markets. Although the Portfolio intends to invest primarily in securities listed on stock exchanges, it will also invest in securities traded in over-the-counter markets and may invest in equity securities in the form of Depositary Receipts.


    The Adviser's approach in selecting investments for the Portfolio is oriented to individual stock selection, and is value driven. In selecting stocks for the Portfolio, the Adviser initially identifies those stocks which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. The Adviser utilizes the research of a number of sources, including Morgan Stanley Capital International, an affiliate of the Adviser located in Geneva, Switzerland, in identifying attractive securities, and applies a number of proprietary screening criteria to identify those securities it believes to be undervalued. Portfolio holdings are regularly reviewed and subjected to fundamental analysis to determine whether they continue to conform to the Adviser's value criteria. Securities which no longer conform to such value criteria are sold.

THE INTERNATIONAL EQUITY PORTFOLIO

    The investment objective of the International Equity Portfolio is to provide long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers. At least 65% of the total assets of the Portfolio will be invested in such equity securities under normal circumstances.

    The Adviser's orientation to individual stock selection and value driven approach in selecting investments for the Portfolio are the same as those described for the Global Equity Portfolio discussed above. While the Portfolio is not subject to any specific geographic diversification requirements, it currently intends to diversify investments among countries to reduce risk, including currency risk. Investments will be made primarily in equity securities of companies domiciled in developed countries, but may also be made in equity securities of issuers domiciled in emerging markets. Under normal circumstances, the Portfolio will not invest in equity securities of U.S. issuers. Although the Portfolio intends to invest primarily in equity securities listed on stock exchanges, it will also invest in equity securities traded in over-the-counter markets.


THE INTERNATIONAL SMALL CAP PORTFOLIO


    The investment objective of the International Small Cap Portfolio is to provide long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion. The Portfolio will not, under normal circumstances, invest in equity securities of U.S. issuers. At least 65% of the total assets of the Portfolio will be invested in such equity securities under normal circumstances. The Portfolio will invest a minimum of 80% of its total assets in companies with market capitalizations of less than $1 billion. The Adviser's orientation to individual stock selection and value driven approach in selecting investments for the Portfolio are the same as those described for the Global Equity Portfolio discussed above.



    While the Portfolio is not subject to any specific geographic diversification requirements, it currently intends to diversify investments among countries to reduce risk, including currency risk. Investments will be made primarily in equity securities of companies domiciled in developed countries. Limited investments may also be made in the securities of companies domiciled in emerging countries, but will not normally exceed 5% of the total assets of the Portfolio. Although the Portfolio intends to invest primarily in equity securities listed on stock exchanges, it may also invest in equity securities traded in over-the-counter markets and in privately placed securities. Small capitalization securities involve greater issuer risk and the markets for such securities may be more volatile and less liquid.


THE EUROPEAN EQUITY PORTFOLIO

    The investment objective of the European Equity Portfolio is to provide long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of European issuers, including those located in Germany, France, Switzerland, Belgium, Italy, Finland, Sweden, Denmark, Norway and the United Kingdom. Investments may also be made in equity securities of issuers located in the smaller and emerging markets of Europe.


    While the Portfolio is not subject to any specific geographic diversification requirements, it currently intends to diversify investments among countries to reduce currency risk. At least 65% of the total assets of the Portfolio will be invested in equity securities of European issuers under normal circumstances. The Portfolio will not, under normal circumstances, invest in equity securities of U.S. issuers. The Adviser's orientation to individual stock selection and value-driven approach in selecting investments for the Portfolio are the same as those described for the Global Equity Portfolio discussed above. Although the Portfolio intends to invest primarily in equity securities listed on stock exchanges, it will also invest in equity securities traded in over-the-counter markets.


                       ADDITIONAL INVESTMENT INFORMATION

    DEPOSITARY RECEIPTS. The Global Equity Portfolio may invest in Depositary Receipts, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts are or become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.


    FOREIGN CURRENCY FORWARD CONTRACTS. Each Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolios may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S. dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.


    FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since a Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of a

Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and a Portfolio may incur costs in connection with conversions between various currencies.



    The Portfolios may also invest in emerging market country securities. Investing in emerging markets entails the risks associated with foreign investment described above, however, these risks may be intensified in emerging markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, trade difficulties and unemployment. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls and other protectionist measures imposed or negotiated by the countries in which they trade. There also are risks associated with the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Portfolio's investments in those countries.



    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of the Portfolio's total assets.



    MONEY MARKET INSTRUMENTS. The Portfolios are permitted to invest in money market instruments, although each Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Consistent with their investment policies, each Portfolio may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolios may invest in money market instruments for temporary defensive purposes during adverse market conditions. The money market investments permitted for the Portfolios include: obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.


    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The International Small Cap Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

    As a general matter, the Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Also as a general matter, the Portfolio may not invest more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933, as amended (the "1933 Act"). However, the Portfolio may invest up to 25% of its total assets in liquid Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.



    REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolio may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Portfolio may, for temporary, defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which a Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Portfolio will maintain with the Custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of each Portfolio not to enter into when-issued commitments or delayed delivery securities exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS



    Each Portfolio is a diversified investment company under the Investment Company Act of 1940, as amended (the"1940 Act") and is therefore subject to the following limitations: (i) as to 75% of its total assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities; and (ii) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.


    Each Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of such Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental investment limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. Set forth below as an annual percentage of average daily net assets are the management fees payable to the Adviser quarterly by each Portfolio pursuant to the terms of the Investment Advisory Agreement. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause total annual operating expenses of the Portfolios to exceed the maximums set forth in the table below.


                                                                    MAXIMUM TOTAL ANNUAL
                                                                         OPERATING
                                                                 EXPENSES AFTER FEE WAIVERS
                                                                 --------------------------
                                              MANAGEMENT FEES
PORTFOLIO                                   ABSENT FEE WAIVERS     CLASS A       CLASS B
------------------------------------------  -------------------  ------------  ------------
Global Equity                                        0.80%             1.00%         1.25%
International Equity                                 0.80%             1.00%         1.25%
International Small Cap                              0.95%             1.15%       N/A
European Equity                                      0.80%             1.00%         1.25%


    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit
services. At             , the Adviser, together with its affiliated
institutional asset management companies (exclusive of Miller Anderson &
Sherrerd, LLP), managed assets of approximately $   billion. See "Management of
the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGERS. The following individuals have primary portfolio management responsibility for the Portfolios noted below:


    GLOBAL EQUITY PORTFOLIO -- FRANCES CAMPION. Frances Campion joined the Adviser in January 1990 as a Global Equity Fund Manager and is now a Principal of the Adviser and Morgan Stanley. Her responsibilities include day to day management of the Global Equity product. Prior to joining the Adviser, Ms. Campion was a U.S. equity analyst with Lombard Odier Limited where she had responsibility for the management of global portfolios. Ms. Campion has ten years global investment experience. She is a graduate of University College, Dublin.



    INTERNATIONAL EQUITY PORTFOLIO -- DOMINIC CALDECOTT. Dominic Caldecott is a Managing Director of the Adviser and Morgan Stanley and is responsible for research and stock selection in the Pacific Basin and has been primarily responsible for managing the Portfolio's assets since its inception. He has ten years professional experience, primarily in Tokyo, Hong Kong, and Seoul. Prior to joining Morgan Stanley, he worked with GT Management Group in Tokyo and Hong Kong, specializing in Pacific Basin investment management. He became a Vice President of Morgan Stanley in 1987, a Principal in 1989, and a Managing Director in 1991. He is responsible for a number of Pacific Basin investment programs for clients of Morgan Stanley. Mr. Caldecott is a graduate of New College, Oxford, England.



    INTERNATIONAL SMALL CAP PORTFOLIO -- MARGARET NAYLOR. Margaret Naylor is a Principal of the Adviser and Morgan Stanley and works with Dominic Caldecott on Pacific Basin research and stock selection. She joined the Adviser in March 1987 and has been primarily responsible for managing the Portfolio's assets since December 1992. Prior to joining the Adviser she spent three years at the Trade Policy Research Centre, an independent research unit. Ms. Naylor is a graduate of the University of York.



    EUROPEAN EQUITY PORTFOLIO -- ROBERT SARGENT. Robert Sargent joined Morgan Stanley International in May, 1986, and transferred to the Adviser in June, 1987. Mr. Sargent is now a Managing Director of the Adviser and Morgan Stanley and has been primarily responsible for managing the Portfolio's assets since its inception. As the fund manager with primary responsibility for continental European stock selection and portfolio management, Mr. Sargent is closely involved with the Adviser's fundamental research effort and company visiting program. He is a graduate of York University, Toronto, Canada.



    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.

    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Multiclass Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive from each Multiclass Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.



    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountant's fees, custodial fees and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                               PURCHASE OF SHARES



    Class A shares of each Portfolio and Class B shares of each Multiclass Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of each Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares for each Portfolio and $100,000 for Class B shares of each Multiclass Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



          The Chase Manhattan Bank
       One Manhattan Plaza
       New York, NY 10081-1000
       ABA# 021000021
       DDA# 910-2-733293
       Attn: Morgan Stanley Institutional Fund, Inc.
       Ref: (Portfolio name, your account number, your account name)



          Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



    Morgan Stanley Institutional Fund, Inc.
    P.O. Box 2798
    Boston, Massachusetts 02208-2798



    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for each Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A shares of each Portfolio and Class B shares of each Multiclass Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares, except an account for the International Small Cap Portfolio, falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to

Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. If the value of an account for the International Small Cap Portfolio falls below $500,000 because of shareholder redemptions, the Fund will notify the shareholder, and if the account value remains below $500,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                              REDEMPTION OF SHARES



    Class A shares of each Portfolio and Class B shares of each Multiclass Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2. Any required signature guarantees; and

    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.

OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolios. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of each Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the Portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the Portfolios.



                              VALUATION OF SHARES



    The net asset value per share of a class of shares of each of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of each class of the Portfolio. Net asset value is calculated separately for each class of the Portfolios. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.


    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.



    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price for such currencies against the U.S. dollar last quoted by a major bank.


    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expenses charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise the "total return" for each class of a Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    Each of the Portfolios may advertise "total return" which shows what an investment in a class of a Portfolio would have earned over a specified period of time (such as one, five or ten years) assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolios' shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.


    Each Portfolio expects to distribute substantially all of its taxable net investment income in the form of annual dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in a Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolios will differ at times. Expenses of the Portfolios allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolios or their shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.


    Each Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally qualify for the dividends-received deduction for corporate shareholders only to the extent of the aggregate qualifying dividend income received by the Portfolio from U.S. corporations. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.



    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio

(such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.


    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss, including any available capital loss carryforwards) prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



    The sale, exchange or redemption of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceed or are less than the shareholder's tax adjusted basis in the sold, exchanged or redeemed shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Portfolio is liable for foreign income taxes so withheld, each Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although each Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that each Portfolio will be able to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER

    The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies. As portfolio turnover increases, the Portfolios may expect to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each Portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap and Municipal Money Market Portfolios, which offer only Class A shares.


    The shares of each Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as defined in the 1940 Act) such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.


    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs sub-custodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
  GLOBAL EQUITY, INTERNATIONAL EQUITY, INTERNATIONAL SMALL CAP AND
   EUROPEAN EQUITY PORTFOLIOS
   P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


      ACCOUNT INFORMATION                            If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable                       Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.
         First Name    Initial         Last Name
2.
         First Name    Initial         Last Name
         First Name    Initial         Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien

Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.


  C)  TAXPAYER                                       Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                                 taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2.   JOINT TENANTS
           (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
           TENANCY IN COMMON
           IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                                                          OR
                                                     1.         TAXPAYER IDENTIFICATION                      SOCIAL SECURITY
                                                     NUMBER ("TIN")                                NUMBER ("SSN")
                                                                                              OR
                                                     2.                             TIN
                                                                                                                             SSN
                                                                                              OR
                                                     TIN
                                                                                                                             SSN
                                                     IMPORTANT TAX INFORMATION
                                                     You (as a payee) are required by law to provide us (as payer) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect
                                                     TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                                     Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                                                     You may be notified that you are subject to backup withholding under
                                                     Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                        For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION                        Portfolio(s):                   / / Class A Shares $
      (Class A shares minimum $500,000     Global Equity Portfolio         / / Class A Shares $  / / Class B Shares $
      for each Portfolio and Class B       International Equity Portfolio  / / Class A Shares $  / / Class B Shares $
      shares minimum $100,000 for the      International Small Cap
      Global Equity, International         Portfolio
      Equity, and European Equity          European Equity Portfolio
      Portfolios). Please indicate
      Portfolio, class and amount.
                                                                           Total Initial Investment $


  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio
      and manner of payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                     -- - - - - - - - - - -- - -
                            Name of Portfolio                                                   Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                 -- - - - - - - - - - -- - -
                                                                                      Account No.               (Check
                                                                                (Previously assigned by the Fund)     Digit)
                                                                                                                          Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your Bank Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City  State  Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                                Name
      In addition to the account
      statement sent to my/our registered
      address, I/we hereby authorize the                                                                   Address
      Fund to mail duplicate statements
      to the name and address provided at  City         State         Zip Code
      right.

  I)  DEALER
      INFORMATION
                                           Representative Name              Representative No.             Branch
                                           No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):

/ / U.S. CITIZEN(S)/TAXPAYER(S):

      / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
          IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
          SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
          EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
          NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE
          SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
          REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
          ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
          WITHHOLDING.

      / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE HAVE
          APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY
          ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF
          I/ WE DO NOT PROVIDE EITHER NUMBER TO CHASE GLOBAL FUNDS
          SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS
          APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN(S)
          OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP
          WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE
          PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU MAY REQUEST SUCH
          FORM BY CALLING CGFSC AT 800-282-4404.

/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature            Date            must sign)      Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    5
Prospectus Summary................................   10
Investment Objectives and Policies................   14
Additional Investment Information.................   15
Investment Limitations............................   19
Management of the Fund............................   19
Purchase of Shares................................   21
Redemption of Shares..............................   24
Account Policies and Services.....................   26
Valuation of Shares...............................   27
Performance Information...........................   28
Dividends and Capital Gains Distributions.........   29
Taxes.............................................   29
Portfolio Transactions............................   31
General Information...............................   31
Account Registration Form


                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)
                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser

                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            LATIN AMERICAN PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Emerging Markets, Emerging Markets Debt and Latin American Portfolios (each, a "Portfolio" and collectively, the "Portfolios"). The Emerging Markets Portfolio is currently closed to new investors with the exception of certain Morgan Stanley & Co. Incorporated ("Morgan Stanley") customers, employees of Morgan Stanley, certain tax-qualified retirement plans and other investment companies advised by Morgan Stanley Asset Management Inc. and its affiliates. The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the Portfolios are offered with no sales charge, exchange fee.


    THE EMERGING MARKETS PORTFOLIO MAY INVEST IN EQUITY SECURITIES OF RUSSIAN COMPANIES. RUSSIA'S SYSTEM OF SHARE REGISTRATION AND CUSTODY INVOLVES CERTAIN RISKS OF LOSS THAT ARE NOT NORMALLY ASSOCIATED WITH INVESTMENTS IN OTHER SECURITIES MARKETS. SEE "ADDITIONAL INVESTMENT INFORMATION -- RUSSIAN SECURITIES TRANSACTIONS."

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator") and with Morgan Stanley as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under the "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) BALANCED -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                IS A
                                       CRIMINAL OFFENSE.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolios indicated below will incur:

                                                                                   EMERGING
                                                                      EMERGING      MARKETS       LATIN
                                                                       MARKETS       DEBT       AMERICAN
SHAREHOLDER TRANSACTION EXPENSES                                      PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------  -----------  -----------  -----------
Maximum Sales Load Imposed on Purchases
  Class A..........................................................        None         None         None
  Class B..........................................................        None         None         None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A..........................................................        None         None         None
  Class B..........................................................        None         None         None
Deferred Sales Load
  Class A..........................................................        None         None         None
  Class B..........................................................        None         None         None
Redemption Fees
  Class A..........................................................        None         None         None
  Class B..........................................................        None         None         None
Exchange Fees
  Class A..........................................................        None         None         None
  Class B..........................................................        None         None         None


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)*
  Class A..........................................................           %            %            %
  Class B..........................................................           %            %            %
12b-1 Fees
  Class A..........................................................        None         None         None
  Class B..........................................................       0.25%        0.25%        0.25%
Other Expenses
  Class A..........................................................           %            %            %
  Class B..........................................................           %            %            %
                                                                     -----------  -----------  -----------
Total Operating Expenses (Net of Fee Waivers)*
  Class A..........................................................           %            %            %
  Class B..........................................................           %            %            %
                                                                     -----------  -----------  -----------
                                                                     -----------  -----------  -----------


------------------------------

*The Adviser has agreed to waive its management fees and/or reimburse the Portfolios, if necessary, if such fees would cause total annual operating expenses, as a percentage of average daily net assets, to exceed 1.75% for the Class A shares and 2.00% for the Class B shares of the Emerging Markets and Emerging Markets Debt Portfolios or to exceed 1.70% for the Class A shares and 1.95% for the Class B shares of the Latin American Portfolio. The management fees are 1.25% for the Emerging Markets Portfolio and 1.00% for the Emerging Markets Debt Portfolio. Absent the fee waiver and/or expense reimbursement, the Latin American Portfolio's management fee would be 1.10% and total operating expenses would be 2.18% of the average daily net assets of the Class A shares and 2.43% of the average daily net assets of the Class B shares. As a result of these reductions, the Management Fee for the Latin American Portfolio stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."



    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. Expenses and fees for each Portfolio are based on actual figures for the fiscal year ended December 31, 1997. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The following example is based on total operating expenses of the Portfolios after fee waivers.



                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
Emerging Markets Portfolio
  Class A..........................................................   $            $            $            $
  Class B..........................................................
Emerging Markets Debt Portfolio
  Class A..........................................................
  Class B..........................................................
Latin American Portfolio
  Class A..........................................................
  Class B..........................................................


    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following tables provide financial highlights for the Class A and Class B shares for the Emerging Markets, Emerging Markets Debt and Latin American Portfolios for each of the periods presented. The audited financial highlights for each of the Portfolio's shares for each of the periods presented are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. Each Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional performance information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. After October 31, 1992, the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                           EMERGING MARKETS PORTFOLIO


                                                                                                                CLASS B
                                                           CLASS A                                        -------------------
                      ---------------------------------------------------------------------------------               PERIOD
                                                                                                PERIOD                 FROM
                                                                                      TWO        FROM                JANUARY
                        YEAR                      YEAR        YEAR        YEAR       MONTHS    SEPTEMBER    YEAR        2,
                        ENDED     YEAR ENDED      ENDED       ENDED       ENDED      ENDED       25,       ENDED     1996***
                      DECEMBER     DECEMBER     DECEMBER    DECEMBER    DECEMBER    DECEMBER   1992* TO   DECEMBER      TO
                         31,          31,          31,         31,         31,        31,      OCTOBER      31,      DECEMBER
                        1997         1996         1995        1994        1993        1992     31, 1992     1997     31, 1996
                      ---------   -----------   ---------   ---------   ---------   --------   --------   --------   --------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.............              $    13.14    $  16.30    $  19.00    $  10.22    $ 10.11    $ 10.00               $ 13.25
                             -                                                                                  -
                             -                                                                                  -
                                  -----------   ---------   ---------   ---------   --------   --------              --------
                                  -----------   ---------   ---------   ---------   --------   --------              --------
INCOME FROM
 INVESTMENT
 OPERATIONS
  Net Investment
   Income (Loss)
   (1)..............                    0.09        0.08       (0.04)      (0.01)        --         --                  0.04
  Net Realized and
   Unrealized Gain
   (Loss) on
   Investments......                    1.51       (2.05)      (1.69)       8.79       0.11       0.11                  1.42
                             -                                                                                  -
                                  -----------   ---------   ---------   ---------   --------   --------              --------
    Total from
     Investment
     Operations.....                    1.60       (1.97)      (1.73)       8.78       0.11       0.11                  1.46
                             -                                                                                  -
                                  -----------   ---------   ---------   ---------   --------   --------              --------
DISTRIBUTIONS
  Net Investment
   Income...........                   (0.08)      (0.06)         --          --         --         --                 (0.05)
  Net Realized
   Gain.............                      --       (1.13)      (0.97)         --         --         --                    --
                             -                                                                                  -
                                  -----------   ---------   ---------   ---------   --------   --------              --------
    Total
    Distributions...                   (0.08)      (1.19)      (0.97)         --         --         --                 (0.05)
                             -                                                                                  -
                                  -----------   ---------   ---------   ---------   --------   --------              --------
NET ASSET VALUE, END
 OF PERIOD..........              $    14.66    $  13.14    $  16.30    $  19.00    $ 10.22    $ 10.11               $ 14.66
                             -                                                                                  -
                                  -----------   ---------   ---------   ---------   --------   --------              --------
TOTAL RETURN........                   12.19%     (12.77)%     (9.63)%     85.91%      1.09%      1.10%                11.04%
                             -                                                                                  -
                             -                                                                                  -
                                  -----------   ---------   ---------   ---------   --------   --------              --------
                                  -----------   ---------   ---------   ---------   --------   --------              --------
RATIOS AND
 SUPPLEMENTAL DATA:
  Net Assets, End of
   Period
   (Thousands)......              $1,304,006    $876,591    $929,638    $735,352    $74,219    $28,806               $14,213
  Ratio of Expenses
   to Average Net
   Assets (1).......                    1.74%       1.72%       1.75%       1.75%      1.75%**    1.75%**               1.99%**
  Ratio of Net
   Investment Income
   (Loss) to Average
   Net Assets (1)...                    0.69%       0.60%      (0.26)%     (0.06)%    (0.33)%**   (0.53)%**             0.33%**
  Portfolio Turnover
   Rate.............                      55%         54%         32%         52%         2%         0%                   55%
  Average Commission
   Rate#............                 $0.0006         N/A         N/A         N/A        N/A        N/A               $0.0006


--------------------

(1)  Effect of
      voluntary
      expense
      limitation
      during the
      period:
       Per share
        benefit to net
        investment
        income........                     N/A        N/A         N/A       $0.01      $0.00      $0.02                   N/A
     Ratios before
      expense
      limitation:
       Expenses to
        Average Net
        Assets........                     N/A        N/A         N/A        1.79  %    2.48  %**   4.82  %**             N/A
       Net Investment
        Loss to
        Average Net
        Assets........                     N/A        N/A         N/A       (0.10  )%  (1.06  )%**  (3.60  )%**           N/A

  * Commencement of Operations.

 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.42% of the trade amount.

                        EMERGING MARKETS DEBT PORTFOLIO


                                                       CLASS A                                   CLASS B
                                -----------------------------------------------------   -------------------------
                                                                          PERIOD FROM                 PERIOD FROM
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    FEBRUARY 1,   YEAR ENDED    JANUARY 2,
                                 DECEMBER      DECEMBER      DECEMBER      1994* TO      DECEMBER     1996*** TO
                                    31,           31,           31,        DECEMBER         31,        DECEMBER
                                   1997          1996          1995        31, 1994        1997        31, 1996
                                -----------   -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................                  $   8.59      $   8.59      $  10.00                    $   8.68
                                         -                                                       -
                                         -                                                       -
                                              -----------   -----------   -----------                 -----------
                                              -----------   -----------   -----------                 -----------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income.......                      1.54          1.36          0.50                        1.01
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................                      2.79          0.91        (1.91)                        3.20
                                         -                                                       -
                                              -----------   -----------   -----------                 -----------
    Total from Investment
     Operations...............                      4.33          2.27        (1.41)                        4.21
                                         -                                                       -
                                              -----------   -----------   -----------                 -----------
DISTRIBUTIONS
  Net Investment Income.......                     (1.17)        (1.86)           --                      (1.15)
  In Excess of Net Investment
   Income.....................                     (0.01)           --            --                      (0.01)
  Net Realized Gain...........                     (4.20)        (0.41)           --                      (4.20)
                                         -                                                       -
                                              -----------   -----------   -----------                 -----------
    Total Distributions.......                     (5.38)        (2.27)           --                      (5.36)
                                         -                                                       -
                                              -----------   -----------   -----------                 -----------
NET ASSET VALUE, END OF
 PERIOD.......................                  $   7.54      $   8.59      $   8.59                    $   7.53
                                         -                                                       -
                                         -                                                       -
                                              -----------   -----------   -----------                 -----------
                                              -----------   -----------   -----------                 -----------
TOTAL RETURN..................                     50.52%        28.23%       (14.10)%                     48.52%
                                         -                                                       -
                                         -                                                       -
                                              -----------   -----------   -----------                 -----------
                                              -----------   -----------   -----------                 -----------
RATIO AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (Thousands)................                  $152,142      $181,878      $144,949                      $4,253
  Ratio of Expenses to Average
   Net Assets.................                      2.70%         1.75%         1.49%**                     2.81%**
  Ratio of Expenses to Average
   Net Assets (Excluding
   Dividend and Interest
   Expense)...................                      1.42%          N/A           N/A                        1.65%**
  Ratio of Net Investment
   Income to Average Net
   Assets.....................                     11.66%        14.70%         9.97%**                    11.09%**
  Portfolio Turnover Rate.....                       560%          406%          273%                        560%


--------------
  * Commencement of operations.

 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.

                            LATIN AMERICAN PORTFOLIO


                                                CLASS A
                                ---------------------------------------            CLASS B
                                                            PERIOD FROM   -------------------------
                                                            JANUARY 18,                 PERIOD FROM
                                YEAR ENDED    YEAR ENDED     1995* TO     YEAR ENDED    JANUARY 2,
                                 DECEMBER      DECEMBER      DECEMBER      DECEMBER     1996*** TO
                                    31,           31,           31,           31,        DECEMBER
                                   1997          1996          1995          1997        31, 1996
                                -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................                $     9.06    $    10.00                  $     9.44
                                         -                                         -
                                              -----------   -----------                 -----------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income (1)...                      0.14          0.05                        0.09
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................                      4.27         (0.92)                       3.90
                                         -                                         -
                                              -----------   -----------                 -----------
    Total from Investment
     Operations...............                      4.41         (0.87)                       3.99
                                         -                                         -
                                              -----------   -----------                 -----------
DISTRIBUTIONS
  Net Investment Income.......                     (0.13)        (0.04)                      (0.10)
  Net Realized Gain...........                     (2.02)           --                       (2.02)
  Return of Capital...........                        --         (0.03)                         --
                                         -                                         -
                                              -----------   -----------                 -----------
    Total Distributions.......                     (2.15)        (0.07)                      (2.12)
                                         -                                         -
                                              -----------   -----------                 -----------
Net Asset Value, End of
 Period.......................                $    11.32    $     9.06                  $    11.31
                                         -                                         -
                                         -                                         -
                                              -----------   -----------                 -----------
                                              -----------   -----------                 -----------
Total Return..................                     48.77%        (8.68)%                     42.44%
                                         -                                         -
                                         -                                         -
                                              -----------   -----------                 -----------
                                              -----------   -----------                 -----------
Ratios and Supplemental Data:
  Net Assets, End of Period
   (Thousands)................                $   30,409    $   15,376                      $1,333
  Ratio of Expenses to Average
   Net Assets (1).............                      1.70%         1.70%**                     1.95%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1).................                      1.21%         0.62%**                     0.89%**
  Portfolio Turnover Rate.....                       192%          137%                        192%
  Average Commission Rate#....                   $0.0004           N/A                     $0.0004


--------------

(1) Effect of voluntary expense
     limitation during the period:
      Per share benefit to net
       investment income..........                      $0.05          $0.09                       $0.05
    Ratios before expense
     limitation:
      Expenses to Average Net
       Assets.....................                       2.18 %         3.13 %**                    2.43 %**
      Net Investment Loss to
       Average Net Assets.........                       0.75 %        (0.48 )%**                   0.42 %**

  * Commencement of Operations.

 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.30% of the trade amount.

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares, except for the International Small Cap and Municipal Money Market Portfolios which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:


    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    -The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and telephone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.

    -The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    -The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.



    -The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.


    -The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the S&P 500 Index ("S&P 500").


    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.


    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    BALANCED:


    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.

    FIXED INCOME:

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.


    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.



    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

    THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of            , 1998, Morgan Stanley Asset Management
Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP) managed assets of approximately $ billion. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."


HOW TO INVEST

    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. The minimum initial investment, generally, is $500,000 for Class A shares of each Portfolio and $100,000 for Class B shares of each Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."

HOW TO REDEEM



    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of
Shares."



RISK FACTORS



    Investing in each of the Portfolios entails certain risks and considerations of which an investor should be aware. The Portfolios' share prices and investment returns fluctuate and, when redeemed, an investment in the Portfolios may be worth more or less than its original cost. The investment policies of the Portfolios may entail the following risk factors:



    -EQUITY SECURITIES. The Emerging Markets and Latin American Portfolios may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    -FIXED INCOME SECURITIES. Each Portfolio will be subject to credit risk and market risk associated with investment in fixed income securities. Credit risk is the possibility that an issuer may be unable to meet scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security.



    -HIGH YIELD SECURITIES. Each Portfolio may invest in lower rated and unrated fixed income securities (i.e., high yield or high risk securities), which are often issued by smaller or less creditworthy companies. High yield securities generally are subject to greater market risk and credit risk than other fixed income securities.



    -FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    -EMERGING MARKET COUNTRY SECURITIES. Each Portfolio may invest in emerging market country securities which entail risks typically associated with investment in more established foreign markets. However, these risks may be intensified due to higher volatility and less liquidity of emerging markets, possible political risks associated with the country of issuance and generally weaker financial condition of issuers in these markets.



    -DERIVATIVES. Each Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each Portfolio is described below, together with the policies each Portfolio will employ in its efforts to achieve its objective. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolios will attain their objectives. In addition to the investments and strategies described below, the Portfolios may invest in certain securities and obligations as set forth in "Additional Investment Information" and as described under "Investment Objectives and Policies" in the Statement of Additional Information. The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval.


THE EMERGING MARKETS PORTFOLIO


    The investment objective of the Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. The Portfolio may also invest indirectly in equity securities of emerging country issuers through depositary receipts. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in emerging country equity securities. An emerging country security is one issued by a company that, in the opinion of the Adviser, has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country, (ii) alone, or on a consolidated basis, the company derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) the company is organized under the laws of, and has a principal office in, an emerging country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. The Portfolio intends to invest primarily in some or all of the following countries:


Argentina               Ghana                   Malaysia                Singapore
Botswana                Greece                  Mexico                  South Africa
Brazil                  Hong Kong               Morocco                 South Korea
Bulgaria                Hungary                 Nigeria                 Sri Lanka
Chile                   India                   Pakistan                Taiwan
China                   Indonesia               Peru                    Thailand
(mainland and Hong      Israel                  Philippines             Turkey
Kong)                   Jamaica                 Poland                  Venezuela
Colombia                Jordan                  Portugal                Zimbabwe
Egypt                   Kenya                   Russia


As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. [The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantees to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantees would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.]



    To the extent that the Portfolio's assets are not invested in emerging country equity securities, the remainder of the assets may be invested in (i) debt securities denominated in the currency of an emerging country or issued or guaranteed by an emerging country company or the government of an emerging country; (ii) equity or debt securities of corporate or governmental issuers located in industrialized countries; and (iii) short- and medium-term debt securities. The Portfolio's assets may be invested in debt securities when the Portfolio believes that, based upon factors such as relative interest rate levels and foreign exchange rates, such debt securities offer opportunities for long-term capital appreciation. It is likely that many of the debt securities in which the Portfolio will invest will be unrated and, whether or not rated, such securities may have speculative characteristics. When deemed appropriate by the Adviser, the Portfolio may invest up to 20% of its total assets (measured at the time of the investment) in high yield securities. [As of the date of this prospectus, less than 5% of the Portfolio's total assets were invested in junk bonds].


THE EMERGING MARKETS DEBT PORTFOLIO


    The investment objective of the Portfolio is to seek high total return. In seeking to achieve this objective, the Portfolio will seek to invest at least 65% of its total assets in debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers. In addition, the Portfolio may invest up to 35% of its total assets in debt securities of corporate issuers located in or organized under the laws of emerging countries.



    The Adviser intends to invest the Portfolio's assets in emerging country debt securities that provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Emerging country debt securities that the Portfolio may invest in include bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. Initially, the Portfolio expects that its investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:


Algeria                 Hungary                 Peru
Argentina               India                   Philippine
Brazil                  Indonesia               Poland
Bulgaria                Ivory Coast             Portugal
Chile                   Jamaica                 Russia
China                   Jordan                  Slovakia
Colombia                Malaysia                South Africa
Costa Rica              Mexico                  Thailand
Czech Republic          Morocco                 Trinidad & Tobago
Democratic Republic of
Congo                   Nicaragua               Tunisia
Dominican Republic      Nigeria                 Turkey
Ecuador                 Pakistan                Uruguay
Egypt                   Panama                  Venezuela
Greece                  Paraguay


As opportunities to invest in debt securities in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. While the Portfolio generally is not restricted in the portion of its assets which may be invested in a single country or region, it is anticipated that, under normal conditions, the Portfolio's assets will be invested in issuers in at least three countries.



    U.S. dollar-denominated emerging country debt securities held by the Portfolio will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Portfolio may or may not be listed or traded on a securities exchange. The Portfolio is not restricted in the portion of its assets which may be invested in securities denominated in a particular currency and a substantial portion of the Portfolio's assets may be invested in non-U.S. dollar-denominated securities. The portion of the Portfolio's assets invested in securities denominated in currencies other than the U.S. dollar will vary depending on market conditions. The Portfolio will be subject to no restrictions on the maturities of the emerging country debt securities it holds; those maturities may range from overnight to 30 years. The Portfolio may also invest up to 5% of its total assets in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities, such as banks and other financial institutions.



    In selecting particular emerging country debt securities for investment by the Portfolio, the Adviser will apply a market risk analysis contemplating factors such as liquidity, volatility, tax consequences, interest rate sensitivity, counterparty risks and technical market considerations. Emerging country debt securities in which the Portfolio may invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. The Portfolio's investments are expected to be rated in the lower and lowest rating categories of internationally recognized credit rating organizations or, if unrated, of comparable quality. These types of debt obligations are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and of volatility in price than securities in higher rating categories. Ratings of non-U.S. debt instruments, to the extent undertaken, are related to evaluations of the country in which the issuer of the instrument is located and generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, typically have a lower rating than local currency instruments due to the risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.


    The Portfolio's investments in government, government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries including participations in loans between governments and financial institutions; (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries; (iii) fixed income securities known as "Brady Bonds"; and (iv) issuers of structured securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Portfolio's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act. The Portfolio's investments in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. The Portfolio may have limited recourse in the event of default on such debt instruments. The Portfolio's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country; or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Adviser based on publicly available information and inquiries made to the issuer.

    The table below provides a summary of ratings assigned by S&P to debt obligations in the Emerging Markets Debt Portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended December 31, 1997, presented as a percentage of total investments. These percentages are historical and are not necessarily indicative of the quality of current or future portfolio holdings, which may vary.



      S&P
----------------
         AVERAGE
         PERCENT
           OF
         PORTFOLIO
RATING   HOLDINGS
-------  -------
AAA          %
AA           %
A            %
BBB          %
BB           %
B            %
CCC          %
CC           %
Unrated      %


THE LATIN AMERICAN PORTFOLIO


    The investment objective of the Latin American Portfolio is long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities (i) of companies organized in or for which the principal securities trading market is in Latin America; (ii) denominated in a Latin American currency and issued by companies to finance operations in Latin America; or (iii) of companies that alone or on a consolidated basis derive 50% or more of their annual revenues from either goods produced, sales made or services performed in Latin America (collectively, "Latin American issuers") and by investing, from time to time, in debt securities issued or guaranteed by a Latin American government or governmental entity. Under normal circumstances, substantially all, but not less than 80%, of the Portfolio's total assets are invested in equity securities of Latin American issuers and in debt securities issued or guaranteed by a Latin American government or governmental entity. For purposes of this Prospectus, unless otherwise indicated, Latin America consists of Argentina, Bolivia, Brazil, Chile, Colombia, Costa Rica, Cuba, the Dominican Republic, Ecuador, El Salvador, Guatemala, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Uruguay and Venezuela.



    The Portfolio focuses its investments in listed equity securities in Argentina, Brazil, Chile and Mexico, the most developed capital markets in Latin America. The Portfolio expects, under normal circumstances, to have at least 55% of its total assets invested in listed equity securities of issuers in these four countries. The Portfolio is not limited in the extent to which it may invest in any Latin American country and intends to invest opportunistically as markets develop. [The portion of the Portfolio's holdings in any Latin American country will vary from time to time, although the portion of the Portfolio's assets invested in Chile may tend to vary less than the portions invested in other Latin American countries because, with limited exceptions, capital invested in Chile currently cannot be repatriated for one year.] Equity securities in which the Portfolio may invest include those that are neither listed on a stock exchange nor traded over-the-counter. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.

    The governments of some Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Adviser believes that privatizations may offer investors opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain Latin American countries, the ability of foreign entities, such as the Portfolio, to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that Latin American governments will continue to sell companies currently owned or controlled by them or that any privatization programs in which the Portfolio participates will be successful.


    The Portfolio also may participate in debt to equity conversion programs adopted by several Latin American countries, pursuant to which investors may use government issued or guaranteed debt securities, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Adviser will evaluate opportunities to enter into debt to equity conversion transactions as they arise.



    To the extent that the Portfolio's assets are not invested in equity securities of Latin American issuers or in government issued or guaranteed debt securities, the remainder of its assets may be invested in (i) debt securities of other Latin American issuers; (ii) equity or debt securities of corporate or governmental issuers located in countries outside Latin America; and (iii) short-term and medium-term debt securities. The Portfolio's assets may be invested in debt securities when the Portfolio believes that, based upon factors such as relative interest rate levels and foreign exchange rates, debt securities offer opportunities for long-term capital appreciation. It is likely that many of the debt securities in which the Portfolio will invest will be unrated. The Portfolio may invest up to 20% of its total assets in lower-quality debt securities that are determined by the Adviser to be comparable to securities rated below investment grade by S&P or Moody's ("junk bonds"). Investment in such debt securities involves a high degree of risk and is generally considered to be speculative in nature.



    The Portfolio will not invest more than 25% of its total assets in one industry, except to the extent and only for such period of time as the Board of Directors determines that it is appropriate and in the best interests of the Portfolio and its shareholders to invest more than 25% of the Portfolio's total assets in companies involved in each of the telecommunications or financial services industries. Concentration in these two industries may be beneficial to the Portfolio because the securities markets of Latin American countries are emerging markets characterized by a relatively small number of issuers and it is possible that one or more markets may be dominated by issues of companies in these industries. Also, it is possible that privatizations in certain Latin American countries, which currently represent a primary source of new issues in many Latin American markets and which are often attractive investment opportunities, will occur in these two industries.


    The Board of Directors has determined that, in light of the increased presence of telecommunications companies in the Latin American markets, the Portfolio's ability to achieve its investment objective would be materially adversely affected if it were not permitted to invest more than 25% of its assets in securities of companies in the telecommunications industries of the Latin American countries in which the Portfolio invests. In accordance with the Portfolio's investment restrictions and as a result of the Board's action, the Portfolio is required to invest at least 25% of its total assets in securities of Latin American issuers engaged in the telecommunications industry. The Portfolio will remain so invested until the Board determines that the Portfolio should invest less than 25% of its assets in that industry. Because the Portfolio will have a more concentrated position in the securities of a single sector within the Latin American securities markets, the Portfolio will be subject to certain risks with respect to these portfolio securities. Market price movements affecting telecommunications companies and their securities will have a greater impact on the Portfolio's performance because of the more concentrated position in such securities. Telecommunications may be subject to greater government regulation than many other industries. Changes in government policies and the need to obtain regulatory approvals may have a material effect on products and services offered by telecommunications companies. Technological and structural developments may adversely affect the profitability of telecommunications companies. To better control the Portfolio's exposure to such risks, the Board has limited investments in telecommunications securities to not more than 40% of the Portfolio's assets.

    The Board of Directors has not currently authorized the Portfolio to invest more than 25% of its total assets in the financial services industry. The Portfolio will notify shareholders of any decision by the Board of Directors to permit investments of more than 25% in the financial services industry including, if applicable, a discussion of any increased investment risks particular to this industry to which the Portfolio may be exposed.

                       ADDITIONAL INVESTMENT INFORMATION


    BORROWING AND OTHER FORMS OF LEVERAGE. The Emerging Markets Debt and Latin American Portfolios are authorized to borrow money from banks and other entities in an amount up to 33 1/3% of the Portfolios' total assets (including the amount borrowed) less all liabilities and indebtedness other than the borrowing, and may use the proceeds of the borrowing for investment purposes or to pay dividends. Borrowing for investment purposes creates leverage which is a speculative characteristic. Borrowing by the Portfolios will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in the Portfolios' net asset value per share and net yield. Although the Portfolios are authorized to borrow, they will do so only when the Adviser believes that borrowing will benefit the Portfolios after taking into account considerations such as the costs of the borrowing and the likely investment returns on securities purchased with borrowed funds.


    The Portfolios expect that all of their borrowing will be made on a secured basis. The Portfolios' Custodian will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, the Portfolios may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.


    BRADY BONDS. Brady Bonds are fixed income securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring. Brady Bonds have been issued only in recent years and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. Investment in Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

    DEPOSITARY RECEIPTS. The Portfolios may invest in Depositary Receipts, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts are or become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolios may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolios' investment policies, the Portfolios' investments in Depositary Receipts will be deemed to be investments in the underlying securities.



    FIXED INCOME SECURITIES. Each Portfolio will invest in fixed income (debt) securities. The market value of the fixed income securities in which a Portfolio invests will be affected by changes in the creditworthiness of issuers and will change in response to interest rate changes and other factors. Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates, the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuations as a result of changes in interest rates.


    FOREIGN CURRENCY FORWARD CONTRACTS. The Portfolios may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolios may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S. dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.

    FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since a Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and a Portfolio may incur costs in connection with conversions between various currencies.



    The Portfolios may also invest in emerging market country securities. Investing in emerging markets entails the risks associated with foreign investment described above, however, these risks may be intensified in emerging markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, trade difficulties and unemployment. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls and other protectionist measures imposed or negotiated by the countries in which they trade. There also are risks associated with the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Portfolio's investments in those countries.



    HIGH YIELD SECURITIES. Each Portfolio may invest in lower rated or unrated debt securities, commonly referred to as high yield, high risk securities or "junk bonds". High yield securities are debt securities rated below the four highest rating categories (i.e., Ba through C by Moody's Investors Service, Inc. or BB through D by Standard & Poor's Rating Group ("S&P")), and unrated securities considered to be of equivalent quality by the Adviser. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies.



    While such securities offer high yields, they also normally carry with them a greater degree of risk than securities with higher ratings. The values of high yield securities are more volatile and may react with greater sensitivity to market changes. Also, high yield securities are often issued by smaller, less creditworthy companies, or by highly leveraged (indebted) companies, which are generally less able than more established or less leveraged companies to make scheduled payments of interest and principal. The price movement of these securities is influenced less by changes in interest rates and more by the financial position of the issuing corporation.

    INVESTMENT FUNDS. Some emerging countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds which have been specifically authorized. The Portfolios may invest in these investment funds subject to the provisions of the 1940 Act and other applicable laws as discussed below under "Investment Restrictions." If a Portfolio invests in such investment funds, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds.

    Certain of the investment funds referred to in the preceding paragraph are advised by the Adviser. These Portfolios may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment funds. If a Portfolio does elect to make an investment in such an investment fund, it will only purchase the securities of such investment fund in the secondary market.

    LOAN PARTICIPATIONS AND ASSIGNMENTS. The Portfolios may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Portfolios' investments in Loans are expected in most instances to be in the form of participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolios will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolios may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Portfolios will acquire Participations only if the Lender interpositioned between the Portfolios and the borrower is determined by the Adviser to be creditworthy.

    When the Portfolios purchase Assignments from Lenders they will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolios as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolios anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolios' ability to dispose of particular Assignments or Participations when necessary to meet the Portfolios' liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolios to assign a value to these securities for purposes of valuing the Portfolios' portfolio and calculating their net asset value.


    LOANS OF PORTFOLIO SECURITIES. The Portfolios may lend securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Portfolio will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of its total assets.



    MONEY MARKET INSTRUMENTS. Each Portfolio is permitted to invest in money market instruments, although each Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Consistent with their investment policies, the Portfolios may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolios may invest in money market instruments for temporary, defensive purposes during adverse market conditions. The money market investments permitted for the Portfolios include: obligations of the U.S. government and its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.



    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolios or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolios may be required to bear the expenses of registration.



    As a general matter, each Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Also, as a general matter, each Portfolio may not invest more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933 (the "1933 Act"). However, each Portfolio may invest up to 25% of its total assets in liquid Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.



    REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolios may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets would be invested in such repurchase agreements and in other investments for which market quotations are not readily available or which are otherwise illiquid.


    REVERSE REPURCHASE AGREEMENTS. The [Emerging Markets Debt and Latin American Portfolios] may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings set forth in "Borrowing and Other Forms of Leverage."


    RUSSIAN SECURITIES TRANSACTIONS. The Emerging Markets Portfolio may invest in equity securities of Russian issuers. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and the Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent the Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.

    In light of the risks described above, the Board of Directors of the Portfolio has approved certain procedures concerning the Portfolio's investments in Russian securities. Among these procedures is a requirement that the Portfolio will not invest in the securities of Russian issuers unless that issuer's registrar has entered into a contract with the Portfolio's sub-custodian containing certain protective conditions including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that the Portfolio would otherwise make.

    SHORT SALES. The Emerging Markets Debt and Latin American Portfolios may from time to time sell securities short without limitation, but consistent with applicable legal requirements. A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.


    The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash or other liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short; and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.



    STRUCTURED SECURITIES. The Emerging Markets Debt Portfolio may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because the type of Structured Securities in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Certain issuers of Structured Securities may be deemed to be "investment companies" as defined in the 1940 Act and, as a result, the Portfolio's investment in Structured Securities may be limited by the 1940 Act. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which a Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Each Portfolio will maintain with the Custodian a segregated account of cash or other liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of each Portfolio not to enter into when-issued commitments or delayed delivery securities exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.



    ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. The Emerging Markets Debt Portfolio may invest in zero coupon, pay-in-kind or deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the Portfolio will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares of the Portfolio, it will have fewer assets with which to purchase income producing securities. The Portfolio accrues income with respect to these securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.



DERIVATIVE PRODUCTS (DERIVATIVES)



    The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, each Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.

    The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. The Portfolios will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.



    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.



    Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Portfolios may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.



    The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



    In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolios may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.



    The Portfolios may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolios may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



    Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that a Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



    Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives a Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


                             INVESTMENT LIMITATIONS

    Each Portfolio is a non-diversified portfolio under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, each Portfolio may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. Nevertheless, each Portfolio intends to comply with the more limited diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

    Each Portfolio operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental investment limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. However, the Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of either Portfolio to exceed the respective percentages of average daily net assets set forth in the table below.


                                                  MAXIMUM TOTAL ANNUAL
                                                        OPERATING
                                                   EXPENSES AFTER FEE
                                                         WAIVERS
                                  MANAGEMENT    -------------------------
          PORTFOLIO                   FEE        CLASS A         CLASS B
------------------------------    -----------   ---------       ---------
Emerging Markets Portfolio             1.25%       1.75%           2.00%
Emerging Markets Debt
 Portfolio                             1.00%       1.75%           2.00%
Latin American Portfolio               1.10%       1.70%           1.95%


    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit
services. At            , 1998, the Adviser, together with its affiliated
institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP), managed assets of approximately $ billion. See "Management of the Fund" in the Statement of Additional Information.


    PORTFOLIO MANAGERS. The following individuals have primary portfolio management responsibility for the Portfolios noted below:

    EMERGING MARKETS PORTFOLIO -- MADHAV DHAR AND ROBERT L. MEYER. Madhav Dhar joined the Adviser in 1984. He is a Managing Director of the Adviser and of Morgan Stanley. He is a member of the Adviser's executive committee, head of the Adviser's emerging markets group and chief investment officer of the Adviser's global emerging market equity portfolios. He holds a B.S. (honors) from St. Stephen's College, Delhi University India and an M.B.A. from Carnegie-Mellon University. Mr. Dhar has been primarily responsible for managing the Portfolio's assets since it commenced operations. Robert L. Meyer joined the Adviser in 1989. He is a Managing Director of the Adviser and of Morgan Stanley and co-manager of the Adviser's emerging markets group and head of the Adviser's Latin American team. He was born in Argentina and graduated from Yale

University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Mr. Meyer has worked with Mr. Dhar in managing the Portfolio's assets since its inception.


    EMERGING MARKETS DEBT PORTFOLIO -- PAUL GHAFFARI. Paul Ghaffari is a Managing Director of the Adviser and of Morgan Stanley. He joined the Adviser in June 1993 as a Vice President and Portfolio Manager for the Morgan Stanley Emerging Markets Debt Fund (a closed-end investment company). Prior to joining the Adviser, Mr. Ghaffari was a Vice President in the Fixed Income Division of the Emerging Markets Sales and Trading Department at Morgan Stanley. From 1983 to 1992, he worked in LDC Sales and Trading Department and the Mortgage-Backed Securities Department at J.P. Morgan & Co. Inc. and worked in the Treasury Department at the Morgan Guaranty Trust Co. He holds a B.A. in International Relations from Pamona College and an M.S. in Foreign Service from Georgetown University. Mr. Ghaffari has had primary responsibility for managing the Portfolio's assets since inception.



    LATIN AMERICAN PORTFOLIO -- ROBERT L. MEYER AND ANDY SKOV. Robert Meyer and Andy Skov share primary responsibility for managing the Portfolio's assets. Information about Mr. Meyer is included under the Emerging Markets Portfolio above. Andy Skov joined the Adviser in 1994 as a Portfolio Manager. Currently, he is a Vice President of the Adviser and of Morgan Stanley. Prior to joining the Adviser, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economics Development.



    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.


    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

    LOCAL ADMINISTRATORS FOR THE EMERGING MARKETS PORTFOLIO. The Portfolio has, as required by local law, entered into administration agreements with local administrators in Brazil and Colombia. A local administrator provides certain services for the Portfolio with respect to the Portfolio's investments in that country, including services relating to foreign exchange, local taxes, remittance of income and capital gains, and repatriation of investments. The Portfolio's local administrator in Brazil, Unibanco-Uniao, a Brazilian corporation, is paid by an annual fee of 0.125% of the Portfolio's average weekly net assets invested in Brazil. The Portfolio's local administrator in Colombia, CitiTrust S.A., a Colombian trust company, is paid by the Fund an annual fee of $1,000 plus 0.20% per transaction in Colombia.

    LOCAL ADMINISTRATORS FOR THE LATIN AMERICAN PORTFOLIO. The Portfolio has, as required by local law, entered into administration agreements with local administrators in Brazil, Chile, and Colombia. A local administrator provides certain services for the Portfolio with respect to the Portfolio's investments in that country, including services relating to foreign exchange, local taxes, remittance of income and capital gains, and repatriation of investments. The Portfolio's local administrator in Brazil, Unibanco-Uniao, a Brazilian corporation, is paid by the Fund an annual fee of 0.125% of the Portfolio's average weekly net assets invested in Brazil. The Portfolio's local administrator in Chile, Bice Chileconsult Agente de Valores S.A., a Chilean corporation, is paid by the Fund an annual fee of 0.125% of the Portfolio's average weekly net assets invested in Chile. The Portfolio's local administrator in Colombia, CitiTrust S.A., a Colombian trust company, is paid by the Fund an annual fee of $1,000 plus 0.20% per transaction in Colombia.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares for each Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.



    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including organizational costs, legal fees, accountant's fees, custodial fees, and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                               PURCHASE OF SHARES



    Class A shares of each Portfolio and Class B shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of each

Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



        The Chase Manhattan Bank


       One Manhattan Plaza


       New York, NY 10081-1000


       ABA# 021000021


       DDA# 910-2-733293


       Attn: Morgan Stanley Institutional Fund, Inc.


       Ref: (Portfolio name, your account number, your account name)


       Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



    Morgan Stanley Institutional Fund, Inc.


    P.O. Box 2798


    Boston, Massachusetts 02208-2798



    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for each Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of each Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.

    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                              REDEMPTION OF SHARES



    Class A and Class B shares of each Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2. Any required signature guarantees; and

    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.

OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolios. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of each Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the Portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the Portfolios.


                              VALUATION OF SHARES


    The net asset value per share of a class of shares of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.


    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price, or when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.



    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determined prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar last quoted by a major bank.


    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distributions expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise the total return for each class of the Portfolios. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    "Total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolios' shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.


    Each Portfolio expects to distribute substantially all of its taxable net investment income in the form of annual dividends. Net realized capital gains of each Portfolio, if any, after reduction for any tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in each Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (I.E., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of each Portfolio will differ at times. Expenses of each Portfolio allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.


    Each Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio generally will not qualify for the dividends-received deduction for corporate shareholders. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.



    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio

(such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.


    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital losses, including any available capital loss carryforwards), prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



    The sale, exchange or redemption of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceed or are less than the shareholder's tax adjusted basis in the sold, exchanged or redeemed shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Portfolio is liable for foreign income taxes so withheld, each Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although each Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that each Portfolio will be able to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER


    The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies. For the fiscal year ended December 31, 1997, the Emerging Markets Debt and Latin American Portfolios had portfolio turnover rates of [560]% and [192]%, respectively. As portfolio turnover increases, the Portfolios may expect to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each Portfolio are currently classified into two classes, the Class A shares and the Class B shares.


    The shares of the Portfolios, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.


    In addition, the Adviser, or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN


    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs sub-custodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.


DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
  EMERGING MARKETS, EMERGING MARKETS DEBT AND LATIN AMERICAN PORTFOLIOS
   P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


      ACCOUNT INFORMATION                            If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable                       Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.
         First Name    Initial         Last Name
2.
         First Name    Initial         Last Name
         First Name    Initial         Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien

Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.


  C)  TAXPAYER                                       Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                                 taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2.   JOINT TENANTS
           (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
           TENANCY IN COMMON
           IS INDICATED).
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                                                          OR
                                                     1.         TAXPAYER IDENTIFICATION                      SOCIAL SECURITY
                                                     NUMBER ("TIN")                                NUMBER ("SSN")
                                                                                              OR
                                                     2.                             TIN
                                                                                                                             SSN
                                                                                              OR
                                                     TIN
                                                                                                                             SSN
                                                     IMPORTANT TAX INFORMATION
                                                     You (as a payee) are required by law to provide us (as payer) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect
                                                     TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                                     Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                                                     You may be notified that you are subject to backup withholding under
                                                     Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                        For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION                        Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000     Emerging Markets Portfolio      / / Class A Shares $  / / Class B Shares $
      for each Portfolio and Class B       Emerging Markets Debt
      shares minimum $100,000 for each     Portfolio
      Portfolio.) Please indicate          Latin American Portfolio
      Portfolio, class and amount.
                                                                           Total Initial Investment $


  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio
      and manner of payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                     -- - - - - - - - - - -- - -
                            Name of Portfolio                                                   Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                 - - - - - - - - - - - -- - -
                                                                                       Account No.            (Check
                                                                                (Previously assigned by the Fund)     Digit)
                                                                                                                          Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of Commercial Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your Bank Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City  State  Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                                Name
      In addition to the account
      statement sent to my/our registered
      address, I/we hereby authorize the                                                                   Address
      Fund to mail duplicate statements
      to the name and address provided at  City         State         Zip Code
      right.

  I)  DEALER
      INFORMATION
                                           Representative Name              Representative No.             Branch
                                           No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):

/ / U.S. CITIZEN(S)/TAXPAYER(S):

      / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
          IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
          SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
          EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
          NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE
          SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
          REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
          ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
          WITHHOLDING.

      / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE HAVE
          APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY
          ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF
          I/ WE DO NOT PROVIDE EITHER NUMBER TO CHASE GLOBAL FUNDS
          SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS
          APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN(S)
          OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP
          WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE
          PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU MAY REQUEST SUCH
          FORM BY CALLING CGFSC AT 800-282-4404.

/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature            Date            must sign)      Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    8
Investment Objectives and Policies................   12
Additional Investment Information.................   18
Investment Limitations............................   29
Management of the Fund............................   30
Purchase of Shares................................   32
Redemption of Shares..............................   35
Account Policies and Services.....................   37
Valuation of Shares...............................   38
Performance Information...........................   39
Dividends and Capital Gains Distributions.........   40
Taxes.............................................   40
Portfolio Transactions............................   42
General Information...............................   42
Account Registration Form


                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            LATIN AMERICAN PORTFOLIO

                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.
                      P.O. BOX 2798, BOSTON, MA 02208-2798

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                             CHINA GROWTH PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P. O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------
    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and non-diversified series ("portfolios"). The Fund currently consists of twenty-seven portfolios offering a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of one of the portfolios). This Prospectus sets forth information pertaining to the China Growth Portfolio (the "Portfolio").

    The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    The Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, China Growth, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, U.S. Real Estate and Value Equity Portfolios; (iii) BALANCED -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities, Municipal Bond and Real Yield Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolio. Additional information about the Fund is contained in a "Statement of Additional Information" dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the Prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


    INVESTORS SHOULD NOTE THAT THE PORTFOLIO MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES, AND UP TO 25% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES THAT ARE RULE 144A SECURITIES. SEE "ADDITIONAL INVESTMENT INFORMATION -- NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES." INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF THE PORTFOLIO'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE PORTFOLIO'S EXPENSES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
     SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
       COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                              CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates all expenses and fees that a shareholder of the China Growth Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------
Maximum Sales Load Imposed on Purchases.....................    None
Maximum Sales Load Imposed on Reinvested Dividends..........    None
Deferred Sales Load.........................................    None
Redemption Fees.............................................    None
Exchange Fees...............................................    None


ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment Advisory Fee (Net of Fee Waiver).................      0.90%*
Administrative & Shareholder Account Costs..................      0.15%
12b-1 Fees..................................................    None
Custody Fees................................................      0.50%
Other Expenses..............................................      0.20%
                                                              ---------
    Total Operating Expenses (Net of Fee Waiver)............      1.75%*+
                                                              ---------
                                                              ---------

--------------
* The Adviser has agreed to a reduction in the fees payable to it as Adviser and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 1.75% of its average daily net assets. See "Management of the Fund - Investment Adviser." Absent this fee waiver, the Portfolio's total operating expenses would be estimated to be 2.10% of its average daily net assets. As a result of these reductions, the Investment Advisory Fee stated above is lower than the contractual fee stated under "Management of the Fund." For further information on Fund expenses, see "Management of the Fund."
+ Estimated.

    The purpose of the foregoing table is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The expenses and fees for the Portfolio are based on estimates. For purposes of calculating the estimated expenses and fees set forth above, the table assumes that the average daily net assets of the Portfolio will be $50,000,000. "Other Expenses" are based on estimated amounts for the current fiscal year and include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees, and costs for reports to shareholders.

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolio charges no redemption fees of any kind. The following example is based on total operating expenses of the Portfolio after fee waivers:

                                                    1 YEAR  3 YEARS
                                                    ------  -------
China Growth Portfolio............................  $  18   $   55

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolio, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state law.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-seven portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio has its own investment objectives and policies designed to meet its specific goals. This Prospectus pertains to the China Growth Portfolio.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and telephone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in common stocks of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in common stocks of Asian issuers.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in common stocks of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in common stocks of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in common stocks of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in common stocks of non-U.S. issuers.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in common stocks of non-U.S. issuers with equity market capitalizations of less than $500 million.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of Japanese issuers.

    -THE LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented common stocks of small-to medium-sized corporations.

    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented common stocks of medium and large capitalization companies.

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued common stocks of small-to medium-sized companies.

    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in common stocks which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    BALANCED:

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued common stocks and fixed income securities.

    FIXED INCOME:

    -The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    -The REAL YIELD PORTFOLIO seeks to produce a high total return consistent with preservation of capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at December 31, 1994 had approximately $48.7 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Share purchases may be made by sending investments directly to the Fund. The minimum initial investment is $500,000 for the Portfolio. The minimum for subsequent investments is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums). The minimum investment levels may be waived for certain Morgan Stanley employees and customers at the discretion of the Adviser. See "Purchase of Shares."

HOW TO REDEEM

    Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of the Portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. If a shareholder reduces its total investment in shares of the Portfolio to less than $500,000, the investment may be subject to redemption. See "Redemption of Shares."

RISK FACTORS

    The investment policies of the Portfolio entail certain risks and considerations of which an investor should be aware. The Portfolio will invest in securities of foreign issuers, including issuers located in The People's Republic of China, Hong Kong and Taiwan, which are subject to certain risks not typically associated with domestic securities. Governmental actions in China can have a significant effect on the economic conditions in China and surrounding countries. Although the Chinese Government has recently begun to institute economic reform policies, there can be no assurances that it will continue to pursue such policies or that such policies will succeed. See "Investment Objectives and Policies" and "Additional Investment Information." In addition, the Portfolio may invest in repurchase agreements, lend its portfolio securities, purchase securities on a when-issued basis and purchase and sell options and enter into futures transactions and options thereon for hedging purposes. The Portfolio may also borrow money in an amount up to 33 1/3% of its total assets, less liabilities and other borrowings. Borrowing money creates leverage which is a speculative activity. See "Additional Investment Information -- Borrowing and Other Forms of Leverage." In addition, the Portfolio may enter in forward foreign currency exchange contracts, currency swaps, currency futures contracts and options on such futures contracts, as well as options on currencies to hedge currency risk associated with investment in non-U.S. dollar denominated securities. The Portfolio may also enter into currency swaps for non-hedging purposes. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Portfolio is described below, together with the policies the Fund employs in its efforts to achieve this objective. The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Fund will attain its objectives. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

    The investment objective of the Portfolio is long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in the equity securities of China growth companies. China growth companies consist of companies that (i) are organized or have their principal place of business or principal securities trading market in The People's Republic of China (collectively "China"), Hong Kong or Taiwan (collectively, the "Chinese Economic Area") or (ii) are engaged in business primarily within the Chinese Economic Area. The Portfolio's Adviser may treat a company as engaged in business primarily within the Chinese Economic Area if it reasonably believes that such company meets the following criteria or, based on announced plans, is likely to meet such criteria in the foreseeable future: the company derives at least 50% of its revenue from goods or services sold or produced in, or has at least 50% of its assets located in, the Chinese Economic Area. The Adviser expects that a significant portion of the Portfolio's assets invested in China growth companies located outside of the Chinese Economic Area will be located in Asian countries such as Singapore, Malaysia, the Philippines, Indonesia, Korea, Vietnam and Thailand.

    Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities of China growth companies. Equity securities are defined as: common and preferred stocks; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises ("direct investments"); special classes of shares available only to foreign persons in markets where the ownership of certain classes of equity is restricted to nationals or residents of the country; American, Global or other types of Depositary Receipts; investment grade debt securities convertible into common stock ("convertible debentures"); and common stock purchase warrants. Direct investments in China growth companies will not exceed 25% of the total assets of the Portfolio. See "Risk Factors and Special Considerations" for a discussion of the risks associated with direct investments. The Portfolio may invest 25% or more of its total assets in the securities of issuers located in any one country in the Chinese Economic Area.

    The Portfolio may invest up to 35% of its total assets in equity securities of companies other than China growth companies. The Portfolio may also enter into options on securities and indices, options on currency, futures contracts and options thereon, forward foreign currency exchange contracts and currency swaps. See "Additional Investment Information."

    The Portfolio may invest under normal circumstances up to 35% of its total assets, and for temporary defensive purposes up to all of its assets, in high quality debt securities of foreign and U.S. companies and foreign and U.S. governments, their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or foreign currency. See "Additional Investment Information." The market value of the Portfolio's debt securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of the debt securities held by the Portfolio generally rises, and conversely, during periods of rising interest rates, the value of such securities generally the Portfolio may invest in investment grade convertible debentures as indicated above, declines.

    As indicated above, the Portfolio may invest in investment-grade convertible debentures. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Corporation ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the Adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics. Economic changes and other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will promptly dispose of any convertible debenture which is down rated or determined by the Adviser to be below investment grade subsequent to acquisition by the Portfolio.

                       ADDITIONAL INVESTMENT INFORMATION

    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines adopted by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate value of repurchase agreements and certain other investments of the Portfolio is limited as set forth under "Investment Limitations."

    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding, in the aggregate 33 1/3%, of the market value of its total assets. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade equity or debt securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

    DEPOSITARY RECEIPTS. The Portfolio is permitted to invest indirectly in securities of China growth companies through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent such Depositary Receipts are or become available. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may enter into futures contracts and options on futures contracts as a hedge against fluctuations in price of a security it holds or intends to acquire, but not for speculation or for achieving leverage. The Portfolio may also enter into futures transactions to remain fully invested and to reduce transaction costs. The futures contracts may be based on various securities and other securities indices, foreign currencies and other financial instruments and indices. The Portfolio may enter into futures contracts and options on futures contracts provided that not more than 5% of the Portfolio's total assets at the time of entering into any such contract or option is required as deposit to secure the Portfolio's obligations under all such contracts and options, in the aggregate, and provided that not more than 20% of the Portfolio's total assets in the aggregate are invested in options, futures contracts and options on futures contracts.

    The Portfolio may purchase and write (i.e., sell) call and put options on futures contracts that are traded on a recognized securities or futures exchange, including non-U.S. exchanges, to the extent permitted by the U.S. Commodity Futures Trading Commission ("CFTC"), and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Portfolio will purchase and write options on futures contracts for purposes identical to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in a futures contract.

    RISKS ASSOCIATED WITH OPTIONS AND FUTURES. The primary risks associated with the use of options, futures and options on futures are (i) an imperfect correlation between the change in market value of the stocks held by the Portfolio or value of the currencies in which the Portfolio's assets are invested and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by the Portfolio's only entering into futures contracts or options transactions for which the Adviser believes there is a liquid secondary market.

    OPTIONS ON SECURITIES AND SECURITIES INDICES. The Portfolio may write (i.e., sell) covered call options and covered put options and purchase call and put options on securities and securities indices. The Portfolio may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income, but also present increased risk. The Portfolio may also purchase put and call options on securities or securities indices in anticipation of changes in the value of its existing portfolio securities or in the prices of securities that the Portfolio expects to purchase at a later date. The Portfolio may purchase and sell options that are traded on U.S. or foreign exchanges or that are traded over-the-counter.

    By selling a covered call option, the Portfolio would become obligated during the term of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. Generally, a put option is "covered" if the Portfolio maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option, or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price.

    When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

    The Portfolio will write put options to receive the premiums paid by purchasers (when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position.

    The Portfolio may also purchase put or call options on its portfolio securities and securities indices. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), which is usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. The Portfolio may not enter into options transactions if more than 20% of the Portfolio's total assets, in the aggregate, are invested in options, futures contracts and options on futures contracts.

    OPTIONS ON CURRENCIES. The Portfolio may purchase and write (i.e., sell) put and call options on foreign currencies for the purposes of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options of one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. The Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call or put options on currency for non-hedging purposes when the Adviser anticipates that the currency will appreciate or depreciate in value, but the securities denominated in that currency do not present attractive investment opportunities. The Portfolio may not enter into options transactions if more than 20% of the Portfolio's total assets in the aggregate are invested in options, futures contracts and options on futures contracts.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts ("forward contracts") which provide for the purchase or sale of an amount of a specified currency at a future date. Purposes for which such contracts may be used include protecting against fluctuations in the value of a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, locking in the U.S. dollar value of dividends declared on securities held by the Portfolio and generally protecting the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to the Portfolio as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. See "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    CURRENCY SWAPS. The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Because currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if currency swaps were not used.

    FOREIGN CURRENCY CONSIDERATIONS. The Portfolio's assets will be invested principally in securities of China growth companies and substantially all of the income received by the Portfolio will be in foreign currencies including Chinese renminbi and Hong Kong dollars. However, the Portfolio will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Portfolio at the foreign exchange rate in effect on that date. Therefore, if the value of the relevant foreign currency falls relative to the U.S. dollar between the earning of the income and the time at which the Portfolio converts the foreign currency to U.S. dollars, the Portfolio will be required to borrow money or liquidate securities in order to make distributions if the Portfolio has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on the Portfolio's performance. In addition, changes in the exchange rates at which such foreign currencies may be converted into U.S. dollars will affect the dollar value of securities owned by the Portfolio and the unrealized appreciation or depreciation of investments. The Portfolio will conduct its foreign currency exchange transactions either on a cash basis at the cash rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

    The Portfolio may seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. Currently, there is no market in which the Portfolio may engage in many of these hedging transactions, including with respect to the renminbi, and there can be no guarantee that instruments suitable for hedging currency or market or interest rate shifts will be available at the time when the Portfolio wishes to use them. The Portfolio is authorized to enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as to enter into currency swaps and to purchase put or call options on foreign currencies, in U.S. or foreign markets, to the extent available.

    DIRECT INVESTMENTS. The Portfolio may invest up to 25% of its total assets in direct investments in China growth companies. Direct investments include (i) the private purchase from trusts, partnerships, joint ventures and other unincorporated entities or enterprises of an equity interest in the enterprise in the form of shares of common stock or other equity interests; and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. Certain of the Portfolio's direct investments, particularly in China, may include investments in smaller, less seasoned companies, or which may be dependent on a limited management group. In some cases, the Portfolio's direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations. Such direct investments may be made in entities that are reasonably expected in the foreseeable future to become China growth companies, either by expanding current operations or establishing significant operations in the Chinese Economic Area.

    RISKS ASSOCIATED WITH DIRECT INVESTMENTS. Direct investments may involve a higher degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Portfolio, or less than what may be considered their fair value. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, in the event the Portfolio sells unlisted securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities.

    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including direct investments (discussed above). Investing in such unlisted equity securities may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. As a general matter, the Portfolio may not invest more than 15% of its total assets in illiquid securities, including securities for which there is no readily available secondary market nor more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933 (the "1933 Act"). Nevertheless, subject to the foregoing limit on illiquid securities, the Portfolio may invest up to 25% of its total assets in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

    FOREIGN INVESTMENT RISK FACTORS. Investors should recognize that investing in China growth companies and other foreign issuers involves certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. issuers. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and U.S. corporations. The values of foreign investments are affected by changes in currency exchange rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations and the Portfolio may incur costs in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the U.S., and foreign securities markets may be less liquid, more volatile and subject to less governmental supervision than in the U.S. Investments in foreign issuers could be affected by other factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays.

    Because the Portfolio normally invests at least 65% of its total assets in equity securities of China growth companies, its investment performance will be especially affected by events affecting the Chinese Economic Area. The value and liquidity of such investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the Chinese Economic Area or neighboring regions. The extent of economic development, political stability and market depth of different countries in the Chinese Economic Area varies widely. Certain countries in the Chinese Economic Area are either comparatively underdeveloped or are in the process of becoming developed. Investments in China growth companies typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the U.S. and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. In light of the Portfolio's investment objective and policies, the Portfolio will likely be particularly sensitive to changes in China's economy as the result of a reversal of economic liberalization, political unrest or changes in China's trading status.

    MARKET CHARACTERISTICS. The securities markets in the Chinese Economic Area and the surrounding region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. Similarly, volume and liquidity in the equity markets in the Chinese Economic Area are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in the securities markets of the Chinese Economic Area may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in the Chinese Economic Area may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, restrictions on foreign investment in equity securities listed on securities exchanges in the Chinese Economic Area may impair the Portfolio's ability to diversify its investments among certain industry sectors and may adversely influence the prices paid by the Portfolio for such securities.

    The Chinese Economic Area stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has no securities laws of nationwide applicability. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities.

    POLITICAL, ECONOMIC AND OTHER FACTORS. The Portfolio will invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.

    Economies of the countries in the Chinese Economic Area may differ favorably or unfavorably from the U.S. economy in such respect as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Chinese Economic Area are affected by developments in the economies of their principal trading partners. Revocation by the United States of China's "Most Favored Nation" trading status, which the U.S. President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. In addition, governmental actions in China can have a significant effect on the economic conditions in the surrounding countries, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such polices will succeed.

                             INVESTMENT LIMITATIONS

    As a non-diversified investment company, the Portfolio is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. However, the Portfolio does intend to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. See "Investment Limitations" in the Statement of Additional Information.

    The Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, the Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. The Portfolio may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's total assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available, or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the Portfolio's total assets, less all liabilities and indebtedness other than the borrowing, taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; (iii) invest in fixed time deposits with a duration of over seven calendar days; or (iv) invest in fixed time deposits with a duration of seven or less calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. (the "Adviser") is the Investment Adviser and Administrator of the Fund and each of its portfolios. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Fund's portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Fund's portfolio's investments. The Adviser is entitled to receive from the Portfolio an annual investment advisory fee, payable quarterly, equal to 1.25% of the average daily net assets of the Portfolio.

    The Adviser has agreed to a reduction in the fees payable to it as Adviser and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 1.75% of its average daily net assets.

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At December 31, 1994, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $48.7 billion, including approximately $35.6 billion under active management and $13.1 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGERS. EAN WAH CHIN AND JAMES CHENG. Ms. Chin is a Managing Director of Morgan Stanley, and is responsible for the Adviser's regional Asia ex-Japan operations based in Singapore. She has shared primary portfolio management responsibility for the Portfolio since its inception. Prior to joining Morgan Stanley in 1986, Ms. Chin spent eight years with the Monetary Authority of Singapore and the Government of Singapore Investment Corporation, where she was a portfolio manager for one of the largest portfolios in Asia. Ms. Chin was an ASEAN scholar educated at the University of Singapore. Mr. Cheng is a Principal of Morgan Stanley. Mr. Cheng has shared primary portfolio management responsibility for the Portfolio since its inception. He joined the Adviser in 1988 as a Portfolio Manager for Asian markets and is currently responsible for investments in Hong Kong, China, Taiwan, and South Korea. Prior to joining Morgan Stanley, he was affiliated with American Express and with Arthur Andersen, where he spent three years as an auditor/consultant. Mr. Cheng holds an M.B.A. from the University of Michigan, Ann Arbor.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal and state laws. The Administration Agreement also provides that the Administrator, through its agents, will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

    Under the U.S. Trust Administration Agreement between the Adviser and United States Trust Company of New York ("U.S. Trust"), U.S. Trust has agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegates its responsibilities to

Mutual Funds Service Company ("MFSC"), a subsidiary of U.S. Trust, that provides certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by MFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interest of the Fund. MFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of the Portfolio and receives no compensation for its distribution services.

    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountant's fees, custodial fees, and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Shares of the Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order. See "Valuation of Shares."

INITIAL INVESTMENTS

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for the Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- China Growth Portfolio", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

    Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The portfolio(s) to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the Portfolio determined on the next business day after receipt.

2) BY FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

   A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

   B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected and the account number assigned to you):

       United States Trust Company of New York
      114 West 47th Street
      New York, NY 10036
      ABA #0210-0131-8
      DDA #20-9310-3
      Attn.: Morgan Stanley Institutional Fund, Inc.
      Ref.: (portfolio name, your account number, your account name) Please call before wiring funds: 1-800-548-7786

   C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and United States Trust Company of New York (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion an investor's money will not be invested. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- China Growth Portfolio") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name and the portfolio name be specified in the letter or wire to ensure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll free: 1-800-548-7786) prior to the wire date.

OTHER PURCHASE INFORMATION

    The purchase price of the shares of the Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the regular close of the New York Stock

Exchange ("NYSE"), which is currently 4:00 p.m. (Eastern Time), will be executed at the price computed on the date of receipt; an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open.

    In the interest of economy and convenience and because of the operating procedures of the Fund, certificates representing shares of the Portfolio will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors may also invest in the Fund by purchasing shares through registered broker-dealers. Broker-dealers who make purchases for their customers may charge a fee for such services.

EXCESSIVE TRADING

    Frequent trades involving either substantial fund assets or a substantial portion of your account or accounts controlled by you can disrupt management of a Portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of a Portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same Portfolio of the Fund within any 120-day period. For example, exchanging shares of Portfolios of the Fund as follows: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and again exchanging shares of Portfolio C for shares of Portfolio B within a 120-day period amounts to excessive trading. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase price has been collected, which may take up to eight business days after purchase. The Fund will redeem shares of the Portfolio at its next determined net asset value. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Portfolio is determined at the regular close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of the Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    The Portfolio will redeem its shares at the net asset value determined on the date the request is received if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc. P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Mutual Funds Service Company, 73 Tremont Street, Boston, Massachusetts 02108.

    "Good order" means that the request to redeem shares must include the following documentation:

        (a) A letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b) Any required signature guarantees (see "Further Redemption Information" below); and

        (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through overnight courier must be sent to Morgan Stanley Insitutional Fund, Inc., c/o Mutual Funds Service Company, 73 Tremont Street, Boston, Massachusetts 02108. The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase.

The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account in the Portfolio having a value of less than $500,000 (the net asset value of which will be promptly paid to the shareholder). The Fund, however, will not redeem shares based solely upon market reductions in net asset value. If at any time your total investment does not equal or exceed the stated minimum value, you may be notified of this fact and you will be allowed at least 60 days to make an additional investment before the redemption is processed.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

    You may exchange shares that you own in the Portfolio for shares of any other available portfolio of the Fund (except for the International Equity Portfolio). The privilege to exchange shares by telephone is automatic. Shares of the Portfolio may be exchanged by mail or telephone. Before you make an exchange, you should read the Prospectus of the portfolios in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name and account number of the Portfolio, the name of the portfolios into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc. P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name and account number of the Portfolio, the name of the portfolios into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern
Time) are processed at the close of business that same day based on the net asset value of each of the portfolios at the close of business. Requests received after 4:00 p.m. (Eastern Time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc. P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                              VALUATION OF SHARES

    The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. Net asset value per share is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by two reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price, or when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar last quoted by any major bank.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise the "total return" of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash. The Portfolio expects to distribute substantially all of its net investment income in the form of annual dividends. Net capital gains, if any, will also be distributed annually. Confirmations of the purchase of shares of the Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next quarterly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in a portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

                                     TAXES


    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.


    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    The Portfolio distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends generally will not qualify for the dividends-received deduction for corporations. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.



    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long shareholders have held their shares. The Portfolio sends reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.


    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), including any available capital loss carryforwards, prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale or redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Portfolio will be able to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolio are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund's portfolios their clients.

    In purchasing and selling securities for the Portfolio, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolio, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and such other clients in a manner deemed fair and reasonable by the Adviser, subject to the supervision of the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Portfolio's brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. The Portfolio anticipates that, under normal circumstances, the annual portfolio turnover rate may exceed 100%. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the respective Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the respective Portfolio.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation permit the Fund to issue up to 15,000,000,000 shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes.

    The shares of the Portfolio, when issued, will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, Morgan Stanley Asset Management Inc. or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    Domestic securities and cash are held by United States Trust Company of New York, New York, as the Fund's domestic custodian. Morgan Stanley Trust Company, Brooklyn, New York, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    The Mutual Funds Service Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS


    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.


LITIGATION

    The Fund is not involved in any litigation.

MORGAN STANLEY INSTITUTIONAL FUND, INC. -- CHINA GROWTH PORTFOLIO
          P.O. BOX 2798, BOSTON, MA 02208-2798
                           ACCOUNT REGISTRATION FORM

                             If you need assistance in filling out this form for
   ACCOUNT INFORMATION       the Morgan Stanley Institutional Fund, please
   Fill in where applicable  contact your Morgan Stanley representative or call us toll free 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.
A) REGISTRATION
   1. INDIVIDUAL
   2. JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS TENANCY IN COMMON IS INDICATED)

1.
--------------------------------------------------------------------------------
              First Name              Initial             Last Name
2.
--------------------------------------------------------------------------------
              First Name              Initial             Last Name

--------------------------------------------------------------------------------
              First Name              Initial             Last Name

   3. CORPORATIONS, TRUSTS AND OTHERS Please call the Fund for additional documents that may be required to set up account and to authorize transactions.

3.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Type of Registration:   / / INCORPORATED  / / UNINCORPORATED  / / PARTNERSHIP  / / UNIFORM GIFT/TRANSFER TO MINOR (ONLY ONE
                                              ASSOCIATION                          CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

B) MAILING ADDRESS
   Please fill in completely, including telephone number(s).

Street or P.O. Box ____________________________________________________________
City _____________________ State _____________________ Zip __________-__________
Home Telephone No. __________-__________-__________
Business Telephone No. __________-__________-__________
/ / United States Citizen  / / Resident Alien  / / Non-Resident Alien:
Indicate Country of Residence __________________________________________________

C) TAXPAYER IDENTIFICATION NUMBER
   If the account is in more than one name, CIRCLE THE NAME OF THE PERSON WHOSE TAXPAYER IDENTIFICATION NUMBER IS PROVIDED IN SECTION A) ABOVE. If no name is circled, the number will be considered to be that of the last name listed. For Custodian account of a minor (Uniform Gifts/Transfers to Minors
   Acts), give the Social Security Number of the minor.
   PART 1. Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.
   TAXPAYER IDENTIFICATION NUMBER
   ------------------------------------------------------------------------
   OR
   SOCIAL SECURITY NUMBER
   ------------------------------------------------------------------------
   PART 2. BACKUP WITHHOLDING
   / / Check this box if you are NOT subject to Backup Withholding under the provisions of Section 3406(a)(1)(C) of the Internal Revenue Code.
   IMPORTANT TAX INFORMATION
   You (as a payee) are required by law to provide us (as payer) with your correct taxpayer identification number. Accounts that have a missing or incorrect taxpayer identification number will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct taxpayer identification number, you may be subject to a $50 penalty imposed by the Internal Revenue Service. Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained. You may be notified that you are subject to backup withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to but failed to file a return which would have included a reportable interest or dividend payment. IF YOU HAVE NOT BEEN SO NOTIFIED, CHECK THE BOX IN PART 2 AT LEFT.

D) PORTFOLIO SELECTION
   Minimum $500,000 for the China Growth Portfolio. Please indicate amount. FOR PURCHASE OF $ OF CHINA GROWTH PORTFOLIO

E) METHOD OF INVESTMENT
   Please indicate manner of payment.

Payment by:
/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.-CHINA
    GROWTH PORTFOLIO)

/ / Exchange $ From                                         --
                     Name of Portfolio         Account No.
/ / Account previously established by:
/ / Phone exchange  / / Wire on                             --
                                Date
                                              Account No.          (Check Digit)
                                               (Previously assigned by the Fund)

F) DISTRIBUTION OPTION
   Income dividends and capital gains distributions (if any) will be reinvested in additional shares unless either box below is checked.
   / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
   / / Income dividends and capital gains distributions (if any) to be paid in cash.

G) TELEPHONE REDEMPTION
   Please select at time of initial application if you wish to redeem shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT. TELEPHONE REQUESTS FOR REDEMPTIONS WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

   / / I/we hereby authorize the Fund and its agents to honor any telephone requests to wire redemption proceeds to the commercial bank indicated at right and/or mail redemption proceeds to the name and address in which my/our fund account is registered if such requests are believed to be authentic.
   THE FUND AND THE FUND'S TRANSFER AGENT WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS COMMUNICATED BY TELEPHONE ARE GENUINE. THESE PROCEDURES INCLUDE REQUIRING THE INVESTOR TO PROVIDE CERTAIN PERSONAL IDENTIFICATION INFORMATION AT THE TIME AN ACCOUNT IS OPENED AND PRIOR TO EFFECTING EACH TRANSACTION REQUESTED BY TELEPHONE. IN ADDITION, ALL TELEPHONE TRANSACTION REQUESTS WILL BE RECORDED AND INVESTORS MAY BE REQUIRED TO PROVIDE ADDITIONAL TELECOPIED WRITTEN INSTRUCTIONS OF TRANSACTION REQUESTS. NEITHER THE FUND NOR THE TRANSFER AGENT WILL BE RESPONSIBLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR FOLLOWING INSTRUCTIONS RECEIVED BY TELEPHONE THAT IT REASONABLY BELIEVES TO BE GENUINE.
   ----------------------------------------------------------------------------
   Name of COMMERCIAL Bank (Not Savings Bank)                Bank Account No.
   ----------------------------------------------------------------------------
   Bank ABA No.
   ----------------------------------------------------------------------------
   Name(s) in which your Bank Account is Established
   ----------------------------------------------------------------------------
   Bank's Street Address
   ----------------------------------------------------------------------------
   City                     State                     Zip

H) INTERESTED PARTY OPTION
   In addition to the account statement sent to my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided at right.
   -----------------------------------------------------------------------------
   Name
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
   Address
   -----------------------------------------------------------------------------
   City                     State                     Zip Code

I) DEALER INFORMATION
   -----------------------------------------------------------------------------
   Representative Name
   -----------------------------------------------------------------------------
   Representative No.
   -----------------------------------------------------------------------------
   Branch No.

J) SIGNATURE OF ALL HOLDERS AND TAXPAYER CERTIFICATION
   Sign Here

The undersigned certify(ies) that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the China Growth Portfolio of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms. UNDER THE PENALTIES OF PERJURY, I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C) ABOVE IS TRUE, CORRECT AND COMPLETE.
(X)                                       (X)
---------------------------------------   --------------------------------------
Signature          Date                   Signature          Date

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NO DEALER, SALES REPRESENTATIVES OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Expenses.............................................................    2
Prospectus Summary........................................................    4
Investment Objective and Policies.........................................    7
Additional Investment Information.........................................    8
Investment Limitations....................................................   15
Management of the Fund....................................................   16
Purchase of Shares........................................................   17
Redemption of Shares......................................................   19
Shareholder Services......................................................   21
Valuation of Shares.......................................................   22
Performance Information...................................................   22
Dividends and Capital Gains Distributions.................................   23
Taxes.....................................................................   23
Portfolio Transactions....................................................   24
General Information.......................................................   26
Account Registration Form

                             CHINA GROWTH PORTFOLIO

                               A PORTFOLIO OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Equity Growth, Emerging Growth and Aggressive Equity Portfolios (each, a "Portfolio" and collectively, the "Portfolios"). The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the Portfolios are offered with no sales charge, exchange fee or redemption fee.


    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information" dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE
      COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
         ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolios indicated below will incur:

                                                                      EQUITY      EMERGING    AGGRESSIVE
                                                                      GROWTH       GROWTH       EQUITY
SHAREHOLDER TRANSACTION EXPENSES                                     PORTFOLIO    PORTFOLIO    PORTFOLIO
------------------------------------------------------------------  -----------  -----------  -----------
Maximum Sales Load Imposed on Purchases
  Class A.........................................................        None         None         None
  Class B.........................................................        None         None         None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A.........................................................        None         None         None
  Class B.........................................................        None         None         None
Deferred Sales Load
  Class A.........................................................        None         None         None
  Class B.........................................................        None         None         None
Redemption Fees
  Class A.........................................................        None         None         None
  Class B.........................................................        None         None         None
Exchange Fees
  Class A.........................................................        None         None         None
  Class B.........................................................        None         None         None


                                                                      EQUITY      EMERGING    AGGRESSIVE
                                                                      GROWTH       GROWTH       EQUITY
ANNUAL FUND OPERATING EXPENSES                                       PORTFOLIO    PORTFOLIO    PORTFOLIO
------------------------------------------------------------------  -----------  -----------  -----------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)*
  Class A.........................................................           %            %            %
  Class B.........................................................           %            %            %
12b-1 Fees
  Class A.........................................................        None         None         None
  Class B.........................................................       0.25%        0.25%        0.25%
Other Expenses
  Class A.........................................................           %            %            %
  Class B.........................................................           %            %            %
                                                                    -----------  -----------  -----------
Total Operating Expenses (Net of Fee Waivers)*
  Class A.........................................................           %            %            %
  Class B.........................................................           %            %            %
                                                                    -----------  -----------  -----------
                                                                    -----------  -----------  -----------


------------------------

* The Adviser has agreed to waive its management fees and/or reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each of the Portfolios to exceed a specified percentage of its respective average daily net assets. As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund." Set forth below, for each Portfolio, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percentage of average daily net assets of the Class A shares and Class B shares, respectively, of each Portfolio.



                                                                                         TOTAL OPERATING EXPENSES
                                                                                            ABSENT FEE WAIVERS
                                                               MANAGEMENT FEES ABSENT    ------------------------
PORTFOLIO                                                            FEE WAIVERS           CLASS A      CLASS B
------------------------------------------------------------  -------------------------  -----------  -----------
Equity Growth...............................................              0.60%                   %            %
Emerging Growth.............................................              1.00%                   %            %
Aggressive Equity...........................................              0.80%                   %            %



    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. Expenses and fees for each Portfolio are based on actual figures for the fiscal year ended December 31, 1997. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The example is based on total operating expenses of the Portfolios after fee waivers.



                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
Equity Growth Portfolio
  Class A..........................................................   $            $            $            $
  Class B..........................................................
Emerging Growth Portfolio
  Class A..........................................................
  Class B..........................................................
Aggressive Equity Portfolio
  Class A..........................................................
  Class B..........................................................


    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following table provides financial highlights for the Class A and Class B shares of the Equity Growth, Emerging Growth and Aggressive Equity Portfolios for each of the periods presented. The audited financial highlights for each of the Portfolio's shares for each of the periods presented are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. Each Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional performance information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. After October 31, 1992, the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                            EQUITY GROWTH PORTFOLIO

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                                                 YEAR ENDED                          TWO MONTHS
                                                                DECEMBER 31,                              ENDED      YEAR ENDED
                                            -----------------------------------------------------  DECEMBER 31,     OCTOBER 31,
                                                 1997       1996       1995       1994       1993          1992            1992
                                            ---------  ---------  ---------  ---------  ---------  --------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD......             $   14.14  $   12.02  $   12.14  $   11.88    $    11.44      $    10.66
                                            ---------  ---------  ---------  ---------  ---------       -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)...............                  0.17       0.22       0.17       0.22          0.03            0.16
  Net Realized and Unrealized Gain on
   Investments............................                  4.07       4.93       0.21       0.28          0.41            0.82
                                            ---------  ---------  ---------  ---------  ---------       -------         -------
    Total from Investment Operations......                  4.24       5.15       0.38       0.50          0.44            0.98
                                            ---------  ---------  ---------  ---------  ---------       -------         -------
DISTRIBUTIONS
  Net Investment Income...................                 (0.17)     (0.28)     (0.13)     (0.23)           --           (0.20)
  In Excess of Net Investment Income......                    --         --         --      (0.01)           --              --
  Net Realized Gain.......................                 (3.27)     (2.75)     (0.37)        --            --              --
                                            ---------  ---------  ---------  ---------  ---------       -------         -------
    Total Distributions...................                 (3.44)     (3.03)     (0.50)     (0.24)           --           (0.20)
                                            ---------  ---------  ---------  ---------  ---------       -------         -------
NET ASSET VALUE, END OF PERIOD............             $   14.94  $   14.14  $   12.02  $   12.14    $    11.88      $    11.44
                                            ---------  ---------  ---------  ---------  ---------       -------         -------
                                            ---------  ---------  ---------  ---------  ---------       -------         -------
TOTAL RETURN..............................                 30.97%     45.02%      3.26%      4.33%         3.85%           9.26%
                                            ---------  ---------  ---------  ---------  ---------       -------         -------
                                            ---------  ---------  ---------  ---------  ---------       -------         -------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)...             $ 352,703  $ 158,112  $  97,259  $  73,789    $   45,985      $   36,558
  Ratio of Expenses to Average Net Assets
   (1)....................................                  0.80%      0.80%      0.80%      0.80%         0.80%**         0.80%
  Ratio of Net Investment Income to
   Average Net Assets (1).................                  1.12%      1.57%      1.44%      1.59%         1.93%**         1.73%
  Portfolio Turnover Rate.................                   186%       186%       146%       172%            1%             38%
  Average Commission Rate#................               $0.0535        N/A        N/A        N/A           N/A             N/A
----------------------------------
(1) Effect of voluntary expense limitation
    during the period:
     Per share benefit to net investment
      income..............................                 $0.01      $0.01      $0.01      $0.02         $0.01           $0.02
   Ratios before expense limitation:
     Expenses to Average Net Assets.......                  0.88%      0.88%      0.89%      0.93%         1.11%**         1.01%
     Net Investment Income to Average Net
      Assets..............................                  1.04%      1.49%      1.35%      1.46%         1.62%**         1.52%

                                                                                 CLASS B
                                                            ------------------------------
                                             PERIOD FROM                     PERIOD FROM
                                                APRIL 2,                      JANUARY 2,
                                                1991* TO      YEAR ENDED      1996*** TO
                                             OCTOBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    1991            1997            1996
                                            --------------  --------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD......    $    10.00                      $    14.22
                                                 -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)...............          0.05                            0.13
  Net Realized and Unrealized Gain on
   Investments............................          0.61                            3.99
                                                 -------         -------         -------
    Total from Investment Operations......          0.66                            4.12
                                                 -------         -------         -------
DISTRIBUTIONS
  Net Investment Income...................            --                           (0.15)
  In Excess of Net Investment Income......            --                              --
  Net Realized Gain.......................            --                           (3.27)
                                                 -------         -------         -------
    Total Distributions...................            --                           (3.42)
                                                 -------         -------         -------
NET ASSET VALUE, END OF PERIOD............    $    10.66                      $    14.92
                                                 -------         -------         -------
                                                 -------         -------         -------
TOTAL RETURN..............................          6.60%                          29.92%
                                                 -------         -------         -------
                                                 -------         -------         -------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)...    $   18,139                          $5,498
  Ratio of Expenses to Average Net Assets
   (1)....................................          0.80%**                         1.05%**
  Ratio of Net Investment Income to
   Average Net Assets (1).................          2.34%**                         0.91%**
  Portfolio Turnover Rate.................             3%                            186%
  Average Commission Rate#................           N/A                         $0.0535
----------------------------------
(1) Effect of voluntary expense limitation
    during the period:
     Per share benefit to net investment
      income..............................         $0.03                           $0.01
   Ratios before expense limitation:
     Expenses to Average Net Assets.......          1.37%**                         1.12%**
     Net Investment Income to Average Net
      Assets..............................          1.77%**                         0.84%**


  * Commencement of operations.

 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                           EMERGING GROWTH PORTFOLIO

                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                                       YEAR ENDED
                                                                                      DECEMBER 31,
                                                              -------------------------------------------------------------
                                                                  1997                 1996            1995            1994
                                                              -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD........................                  $       21.49   $       16.12   $       16.22
                                                              -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income Loss (1)............................                          (0.19)          (0.18)          (0.09)
  Net Realized and Unrealized Gain (Loss) on Investments....                           0.89            5.55           (0.01)
                                                              -------------   -------------   -------------   -------------
    Total from Investment Operations........................                           0.70            5.37           (0.10)
                                                              -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Realized Gain.........................................                          (8.69)             --              --
                                                              -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD..............................                  $       13.50   $       21.49   $       16.12
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------
TOTAL RETURN................................................                           3.72%          33.31%          (0.62)%
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------
RATIO AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands).....................                  $      62,793   $     119,378   $     117,669
  Ratio of Expenses to Average Net Assets (1)...............                           1.25%           1.25%           1.25%
  Ratio of Net Investment Income (Loss) to Average Net
   Assets (1)...............................................                          (0.88)%         (0.76)%         (0.61)%
  Portfolio Turnover Rate...................................                             33%             25%             24%
  Average Commission Rate ..................................                        $0.0507             N/A             N/A
----------------------------------

(1) Effect of voluntary expense limitation during the
    period:
     Per share benefit to net investment income.............                          $0.01          $0.003          $0.002
   Ratios before expense limitation:
     Expenses to Average Net Assets.........................                           1.30%           1.26%           1.26%
     Net Investment Income (Loss) to Average Net Assets.....                          (0.92)%         (0.77)%         (0.62)%

                                                                                                                      CLASS
                                                                                                                          B
                                                                                                              -------------

                                                                                 TWO MONTHS
                                                                                      ENDED      YEAR ENDED      YEAR ENDED
                                                                               DECEMBER 31,     OCTOBER 31,    DECEMBER 31,
                                                                       1993            1992            1992            1997
                                                              -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $       16.22   $     14.97     $     16.18
                                                              -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income Loss (1)............................          (0.11)        (0.01)          (0.09)
  Net Realized and Unrealized Gain (Loss) on Investments....           0.11          1.26           (1.12)
                                                              -------------   -------------   -------------   -------------
    Total from Investment Operations........................           0.00          1.25           (1.21)
                                                              -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Realized Gain.........................................             --            --              --
                                                              -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD..............................  $       16.22   $     16.22     $     14.97
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------
TOTAL RETURN................................................           0.00%         8.35%          (7.48)%
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------
RATIO AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands).....................  $     103,621   $    94,161     $    80,156
  Ratio of Expenses to Average Net Assets (1)...............           1.25%         1.25%**         1.25%
  Ratio of Net Investment Income (Loss) to Average Net
   Assets (1)...............................................          (0.77)%       (0.68)%**       (0.66)%
  Portfolio Turnover Rate...................................             25%            1%             17%
  Average Commission Rate ..................................            N/A           N/A             N/A
----------------------------------
(1) Effect of voluntary expense limitation during the
    period:
     Per share benefit to net investment income.............          $0.01         $0.00           $0.01
   Ratios before expense limitation:
     Expenses to Average Net Assets.........................           1.31%         1.36%**         1.29%
     Net Investment Income (Loss) to Average Net Assets.....          (0.83)%       (0.79)%**       (0.71)%


                                                                PERIOD FROM
                                                                 JANUARY 2,
                                                                 1996*** TO
                                                               DECEMBER 31,
                                                                       1996
                                                              -------------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $     21.47
                                                              -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income Loss (1)............................        (0.15)
  Net Realized and Unrealized Gain (Loss) on Investments....         0.82
                                                              -------------
    Total from Investment Operations........................         0.67
                                                              -------------
DISTRIBUTIONS
  Net Realized Gain.........................................        (8.69)
                                                              -------------
NET ASSET VALUE, END OF PERIOD..............................  $     13.45
                                                              -------------
                                                              -------------
TOTAL RETURN................................................         3.58%
                                                              -------------
                                                              -------------
RATIO AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands).....................       $3,997
  Ratio of Expenses to Average Net Assets (1)...............         1.50%**
  Ratio of Net Investment Income (Loss) to Average Net
   Assets (1)...............................................        (1.09)%**
  Portfolio Turnover Rate...................................           33%
  Average Commission Rate ..................................      $0.0507
----------------------------------
(1) Effect of voluntary expense limitation during the
    period:
     Per share benefit to net investment income.............        $0.01
   Ratios before expense limitation:
     Expenses to Average Net Assets.........................         1.54%**
     Net Investment Income (Loss) to Average Net Assets.....        (1.14)%**


 ** Annualized.


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                          AGGRESSIVE EQUITY PORTFOLIO


                                                                   CLASS A                                        CLASS B
                                                   ---------------------------------------  --------------------------------
                                                                                                              PERIOD FROM
                                                    YEAR ENDED DECEMBER    PERIOD FROM                         JANUARY 2,
                                                                    31,  MARCH 8, 1995*       YEAR ENDED       1996*** TO
                                                   --------------------  TO DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                        1997       1996           1995              1997             1996
                                                   ---------  ---------  -----------------  ---------------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.............             $   12.17      $   10.00                          $   12.25
                                                   ---------  ---------        -------           -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)......................                  0.18           0.15                               0.13
  Net Realized and Unrealized Gain on
   Investments...................................                  4.73           3.95                               4.67
                                                   ---------  ---------        -------           -------          -------
    Total from Investment Operations.............                  4.91           4.10                               4.80
                                                   ---------  ---------        -------           -------          -------
DISTRIBUTIONS
  Net Investment Income..........................                 (0.17)         (0.15)                             (0.15)
  Net Realized Gain..............................                 (2.48)         (1.78)                             (2.48)
                                                   ---------  ---------        -------           -------          -------
    Total Distributions..........................                 (2.65)         (1.93)                             (2.63)
                                                   ---------  ---------        -------           -------          -------
NET ASSET VALUE, END OF PERIOD...................             $   14.43      $   12.17                          $   14.42
                                                   ---------  ---------        -------           -------          -------
                                                   ---------  ---------        -------           -------          -------
TOTAL RETURN.....................................                 40.90%         41.25%                             39.72%
                                                   ---------  ---------        -------           -------          -------
                                                   ---------  ---------        -------           -------          -------
RATIO AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)..........             $  68,480      $  28,548                             $8,805
  Ratio of Expenses to Average Net Assets (1)....                  1.00%          1.00%**                            1.25%**
  Ratio of Net Investment Income to Average Net
   Assets (1)....................................                  1.26%          1.64%**                            0.95%**
  Portfolio Turnover Rate........................                   380%           309%                               380%
  Average Commission Rate#.......................               $0.0484           N/A                             $0.0484


--------------------

(1)  Effect of voluntary expense limitation during the period:
       Per share benefit to net investment income................                   $0.03         $0.06
     Ratios before expense limitation:
       Expenses to Average Net Assets............................                    1.24%         1.59%**
       Net Investment Income to Average Net Assets...............                    1.02%         1.05%**

(1)
            $0.03

             1.47%**
             0.73%**

  * Commencement of operations.

 ** Annualized.


*** The Portfolio began offering Class B shares on January 2, 1996.


 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares, except the International Small Cap and Municipal Money Market Portfolios which offers only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:


    - The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    - The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    - The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    The other portfolios of the Fund are described in other Prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    - The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.


    - The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.



    - The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.


    - The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    - The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.


    - The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.



    - The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.


    - The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    - The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    - The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    - The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    - The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    - The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    - The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:
    - The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    - The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.



    - The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.



    - The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the Standard & Poor's 500 Index ("S&P 500").



    - The U. S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.


    - The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:


    - The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.


    FIXED INCOME:

    - The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    - The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    - The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.



    - The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.



    - The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    - The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    - The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.
     THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE
      CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of             , 1998, Morgan Stanley Asset
Management Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP) managed assets of approximately
$    billion. See "Management of the Fund -- Investment Adviser" and "Management
of the Fund -- Administrator."


HOW TO INVEST


    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. The minimum initial investment, generally, is $500,000 for Class A shares of each Portfolio and $100,000 for Class B shares of each Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."


HOW TO REDEEM


    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."



RISK FACTORS



    Investing in each of the Portfolios entails certain risks and considerations of which an investor should be aware. The Portfolios' share prices and investment returns fluctuate and, when redeemed, an investment in the Portfolios may be worth more or less than its original cost. The investment policies of the Portfolios may entail the following risk factors:



    - EQUITY SECURITIES. Each Portfolio may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    - FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    - DERIVATIVES. Each Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each Portfolio is described below, together with the policies each Portfolio will employ in its efforts to achieve its objective. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolios will attain their objectives. In addition to the investments and strategies described below, the Portfolios may invest in certain securities and obligations as set forth in "Additional Investment Information" and as described under "Investment Objectives and Policies" in the Statement of Additional Information. The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval.


THE EQUITY GROWTH PORTFOLIO

    The Portfolio's investment objective is to provide long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities.


    The Adviser employs a flexible and eclectic investment process in pursuit of the Portfolio's investment objective and may invest in any equity security that, in the Adviser's judgment, provides above-average potential for capital appreciation. In selecting stocks for the Portfolio, the Adviser concentrates on a universe of rapidly growing, high quality companies and lower, but accelerating, earnings growth situations. The Adviser's universe of potential investments generally comprises companies with market capitalizations of $500 million or more. The Portfolio is not restricted to investments in specific market sectors. In selecting investments for the Portfolio, the Adviser emphasizes individual security selection. The Portfolio's investments will generally be diversified by number of issues, but concentrated sector positions may result from the investment process. Although the Portfolio has a long-term investment perspective, the Adviser may take advantage of short-term opportunities that are consistent with the Portfolio's objective by selling recently purchased securities which have increased in value.



    The Adviser uses its research capabilities, analytical resources and judgment to assess economic, industry and market trends, as well as individual company developments, to select promising growth investments for the Portfolio. In addition, the Adviser rigorously assesses company developments, including changes in strategic direction, management focus and current and likely future earnings results. Valuation is important to the Adviser, but is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.



    The Portfolio may invest up to 25% of its total assets at the time of purchase in securities of foreign companies, either directly or in the form of Depositary Receipts. The Portfolio also may invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when the Adviser believes it is more advantageous to purchase such securities than to purchase common stock.


THE EMERGING GROWTH PORTFOLIO


    The Portfolio's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized domestic corporations and, to a limited extent, foreign corporations. Such companies generally have annual gross revenues ranging from $10 million to $750 million. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks, and any similar equity interest, such as trust or partnership interests. Such equity securities may not pay dividends or distributions and may or may not carry voting rights. Although the Portfolio has a long-term investment perspective, the Adviser may take advantage of short-term opportunities that are consistent with its objective.



    The Adviser employs a flexible investment program in pursuit of the Portfolio's investment objective and may invest in any common stock which, in the Adviser's judgment, provides above-average potential for capital appreciation. The Portfolio is not restricted to investments in specific market sectors. The Portfolio generally will invest in small- to medium-sized companies that are early in their life cycle, but which, in the Adviser's judgment, have the potential to become major enterprises. For example, the Adviser uses its judgment and research capabilities to assess economic, industry, market and company developments to select investments in promising emerging growth companies that are expected to benefit from new technology or new products or services. In addition, the Adviser looks for special developments, such as research discoveries, changes in customer demand, rejuvenated management or basic changes in the economic environment.



    The Portfolio may invest up to 25% of its total assets at the time of purchase in securities of foreign companies, either directly or in the form of Depositary Receipts. The Portfolio may also invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when the Adviser believes it is more advantageous to purchase such securities than to purchase common stock. The Portfolio will not invest in debt securities that are not rated at least investment grade by either Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's").


THE AGGRESSIVE EQUITY PORTFOLIO


    The Portfolio's investment objective is to provide capital appreciation by investing primarily in a non-diversified portfolio of corporate equity and equity-linked securities. With respect to the Portfolio, equity and equity-linked securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, options, futures, and specialty securities, such as ELKS, LYONs, PERCS of U.S., and to a limited extent, foreign issuers. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity and equity-linked securities. The Portfolio has a long-term investment perspective; however, the Adviser may take advantage of short-term opportunities that are consistent with the Portfolio's objective by selling recently purchased securities which have increased in value.



    The Adviser employs a flexible and eclectic investment process in pursuit of the Portfolio's investment objective and may invest in any equity or equity-linked security that, in the Adviser's judgment, provides above-average potential for capital appreciation. In selecting securities for the Portfolio, the Adviser concentrates on a universe of rapidly growing, high quality companies and lower, but accelerating, earnings growth situations. The Adviser's universe of potential investments generally comprises companies with market capitalizations of $500 million or more, but smaller market capitalization securities may be purchased from time to time. The Portfolio is not restricted to investments in specific market sectors. The Adviser uses its research capabilities, analytical resources and judgment to assess economic, industry and market trends, as well as individual company developments, to select promising investments for the Portfolio. In addition, the Adviser rigorously assesses earnings results. Valuation is of secondary importance to the Adviser and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.



    In selecting investments for the Portfolio, the Adviser emphasizes individual security selection. Overweighted sector positions and issuer positions may result from the investment process. The Portfolio does not expect to invest more than 25% of its total assets at the time of purchase in securities of foreign companies. The Portfolio may invest in securities of foreign issuers directly or in the form of Depositary Receipts.


                       ADDITIONAL INVESTMENT INFORMATION

CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES.

    The Portfolios may invest in securities such as convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

    The Aggressive Equity Portfolio may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial, or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market, which is fairly developed and liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

    The following are three examples of equity-linked securities. The Portfolio may invest in the securities described below or other similar equity-linked securities.

    PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors, such as the Portfolio, that seek current income find PERCS attractive because PERCS provide a higher dividend income than that paid with respect to a company's common stock.

    ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors, such as the Portfolio, that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

    LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors like the Portfolio when it appears that they will increase in value due to the rise in value of the underlying common stock.


    DEPOSITARY RECEIPTS. The Portfolios may invest in Depositary Receipts, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts are or become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolios may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolios' investment policies, the Portfolios' investments in Depositary Receipts will be deemed to be investments in the underlying securities.


    FIXED INCOME SECURITIES. The Emerging Growth Portfolio may invest in fixed income (debt) securities. The market value of the fixed income securities in which a Portfolio invests will be affected by changes in the creditworthiness of issuers and will change in response to interest rate changes and other factors. Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates, the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuations as a result of changes in interest rates.


    FOREIGN CURRENCY FORWARD CONTRACTS. Each Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolios may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S. dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.


    FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since a

Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and a Portfolio may incur costs in connection with conversions between various currencies.



    LOANS OF PORTFOLIO SECURITIES. The Portfolios may lend their securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of its total assets.



    MONEY MARKET INSTRUMENTS. Each Portfolio is permitted to invest in money market instruments, although the Portfolios intend to stay invested in securities satisfying their primary investment objective to the extent practical. Consistent with their investment policies, the Portfolios may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolios may invest in money market instruments for temporary defensive purposes during adverse market conditions. The money market investments permitted for the Portfolios include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.


    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Equity Growth and Aggressive Equity Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolios or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

    As a general matter, a Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Securities that are not registered under the Securities Act of 1933, as amended, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("Rule 144A Securities") will not be included within the foregoing 15% restriction if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.


    REPURCHASE AGREEMENTS. The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities, with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolios may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.


    SHORT SALES. The Aggressive Equity Portfolio may from time to time sell securities short consistent with applicable legal requirements. A short sale is a transaction in which the Portfolio sells securities it either owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of the replacement, whatever that price may be. When the Portfolio makes a short sale of borrowed securities, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.


    The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, if the short sale is not "against the box", the Portfolio will place in a segregated account with the Custodian an amount of cash or other liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.



    SMALL- AND MEDIUM-SIZED COMPANIES. The Emerging Growth Portfolio seeks long-term capital appreciation by investing primarily in small- to medium-sized companies, which generally are more vulnerable to financial and other risks than larger, more established companies. Accordingly, investments in this Portfolio may involve a higher degree of risk and price volatility than the general equity markets. The Aggressive Equity Portfolio may invest in small- to medium-sized companies to a lesser extent.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which a Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolios may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolios not to enter into when-issued commitments exceeding in the aggregate 15% of the Portfolio's net assets other than the obligations created by these commitments.



DERIVATIVE PRODUCTS (DERIVATIVES)



    The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, each Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.



    The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. The Portfolios will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.



    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.

    Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Portfolios may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.



    The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



    In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolios may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.



    The Portfolios may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolios may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



    Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that a Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



    Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives a Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


                             INVESTMENT LIMITATIONS


    Each of the Equity Growth and Emerging Growth Portfolios is a diversified investment company and is therefore subject to the following fundamental limitations: (i) as to 75% of its total assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and
(ii) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.


    The Aggressive Equity Portfolio is a non-diversified portfolio under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its assets in the securities of a small number of issuers and as a result will be subject to greater risk with respect to its portfolio securities. Nevertheless, the Portfolio intends to comply with more limited diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

    Each Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of such Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental investment limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. Set forth below as an annual percentage of average daily net assets are the management fees payable to the Adviser quarterly by each Portfolio pursuant to the terms of the Investment Advisory Agreement. The fees for the Emerging Growth and Aggressive Equity Portfolios are higher than most investment companies because each of the Portfolios invests internationally. The Adviser believes that the fees are comparable to those of other investment companies that invest internationally. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of the Portfolios to exceed the maximums set forth below.


                                                                  MAXIMUM TOTAL OPERATING
                                                                     EXPENSES AFTER FEE
                                                                           WAIVER
                                                                  ------------------------
PORTFOLIO                                       MANAGEMENT FEE      CLASS A      CLASS B
---------------------------------------------  -----------------  -----------  -----------
Equity Growth Portfolio                                0.60%           0.80%        1.05%
Emerging Growth Portfolio                              1.00%           1.25%        1.50%
Aggressive Equity Portfolio                            0.80%           1.00%        1.25%


    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit
services. At             , 1998, the Adviser, together with its affiliated asset
management companies (exclusive of Miller Anderson & Sherrerd, LLP), managed
assets of approximately $   billion. See "Management of the Fund" in the
Statement of Additional Information.


    PORTFOLIO MANAGERS. The following persons have primary responsibility for managing the Portfolios indicated.


    EQUITY GROWTH PORTFOLIO -- KURT FEUERMAN AND MARGARET K. JOHNSON. Kurt Feuerman joined the Adviser in July 1993 as a Managing Director in the Institutional Equity Group. Previously Mr. Feuerman was a Managing Director of Morgan Stanley's Research Department, where he was responsible for emerging growth stocks, gaming and restaurants. Before joining Morgan Stanley, Mr. Feuerman was a Managing Director of Drexel Burnham Lambert, where he had been an equity analyst since 1984. Over the years, he has been highly ranked in the Institutional Investor All American Research Poll in four separate categories: packaged food, tobacco, emerging growth and gaming. Mr. Feuerman earned an M.B.A. from Columbia University in 1982, an M.A. from Syracuse University in 1980, and a B.A. from McGill University in 1977. Margaret Johnson is a Principal of the Adviser and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined the Adviser in 1984 and worked as an Analyst in the Marketing and Fiduciary Advisor areas. Ms. Johnson became an Equity Analyst in 1986 and a Portfolio Manager in 1989. Prior to joining Morgan Stanley, she worked for the New York City PBS affiliate, WNET, Channel 13. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. Mr. Feuerman and Ms. Johnson have had primary responsibility for managing the Portfolio's assets since July 1993 and April 1991, respectively.

    EMERGING GROWTH -- KURT A. FEUERMAN AND DANIEL R. LASCANO. Information about Mr. Feuerman is included under the Equity Growth Portfolio above. Daniel Lascano is a Vice President of the Adviser and Morgan Stanley. He joined the Adviser in 1993 as an equity analyst. Prior to joining the Adviser, Mr. Lascano worked at Morgan Stanley as a research assistant to Kurt Feuerman. Mr. Lascano graduated from the University of California at Berkeley with a B.A. in Economics and Statistics.



    AGGRESSIVE EQUITY PORTFOLIOS -- KURT A. FEUERMAN. Information about Mr. Feuerman is included under the Equity Growth Portfolio above.



    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.


    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.


    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive from each Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.

    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees, and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                               PURCHASE OF SHARES



    Class A shares of each Portfolio and Class B shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of each Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



          The Chase Manhattan Bank
       One Manhattan Plaza
       New York, NY 10081-1000
       ABA# 021000021

          DDA# 910-2-733293
          Attn: Morgan Stanley Institutional Fund, Inc.
       Ref: (Portfolio name, your account number, your account name)



          Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



    Morgan Stanley Institutional Fund, Inc.
    P.O. Box 2798
    Boston, Massachusetts 02208-2798



    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for each Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.

INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of each Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                              REDEMPTION OF SHARES



    Class A and Class B shares of each Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.

    BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2. Any required signature guarantees; and



    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.



    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.

TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolios. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of each Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the Portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the Portfolios.



                              VALUATION OF SHARES



    The net asset value per share of a class of shares of each of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of a Portfolio. Net asset value per share is determined as of the close of the

NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.



    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.


    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar as quoted by a major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolios. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    Each of the Portfolios may advertise "total return" which shows what an investment in a class of a Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolios' shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.


    The Emerging Growth Portfolio expects to distribute substantially all of its taxable net investment income in the form of annual dividends and the Equity Growth and the Aggressive Equity Portfolios expect to distribute substantially all of their net investment income in the form of quarterly dividends. Net realized gains for each Portfolio, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in each Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolios will differ at times. Expenses of the Portfolios allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    Each Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally qualify for the dividends-received deduction for corporate shareholders only to the extent of the aggregate qualifying dividend income received by the Portfolio from U.S. corporations. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.



    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.


    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss, including any available capital loss carryforwards), prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



    The sale, exchange or redemption of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceeds or is less than the shareholder's adjusted tax basis in the sold, exchanged or redeemed shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, however, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Portfolio is liable for foreign income taxes so withheld, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER


    The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies. For the fiscal year ended December 31, 1997, the Equity Growth and Aggressive Equity Portfolios had a portfolio turnover rate of [186%] and [380%], respectively. As portfolio turnover increases, the Portfolios may expect to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of

Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each Portfolio are currently classified into two classes, the Class A shares and the Class B shares.


    The shares of the Portfolios, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as defined in the 1940 Act) such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.


REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.


    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          EQUITY GROWTH, EMERGING GROWTH
           AND AGGRESSIVE EQUITY PORTFOLIOS
           P.O. BOX 2798, BOSTON, MA 02208-2798
                           ACCOUNT REGISTRATION FORM


                                                                    If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                                           Morgan Stanley Institutional Fund, Inc., please contact your
      Fill in where applicable                                      Morgan Stanley representative or call us toll free
                                                                    1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
        (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
        TENANCY IN COMMON
        IS INDICATED)


1.
                               First
Name                          Initial                               Last Name
2.
                               First
Name                          Initial                               Last Name
                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
        TRUSTS AND OTHERS
        Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:  / / INCORPORATED  / / UNINCORPORATED         / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                         ASSOCIATION                                    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).


/ / United States Citizen  / / Resident Alien

                   Street or P.O. Box

                                                                                OR
                                                1.          TAXPAYER            SOCIAL SECURITY NUMBER
                                                IDENTIFICATION NUMBER           ("SSN")
                                                ("TIN")                         ------------- -------------
                                                ------------ ------------       ------------- - - - - - - - -
                                                ------------ - - - - - - - -    -
                                                -
                                                --

                   City
                   State                   Zip

Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien

Permanent Address (Where you reside permanently for tax purposes)
      of a minor (Uniform                       --        --                    OR                             SSN
                                                2.    TIN        - - - - - - -  ------------- -------------
                                                -- - - -                        ------------- - - - - - - - -
                                                --                              -

                   Street Address

                   City
                   Country                   Postal Code
                                                --        --      TIN        -                                 SSN
                                                -- - - - - - - - - -            ------------- -------------
                                                                                ------------- - - - - - - - -
                                                                                -

Home Telephone No.                    Business Telephone No.
                                                IMPORTANT TAX INFORMATION
                                                You (as a payee) are required by law to provide us (as payer)
                                                with your correct TIN(s) or SSN(s). Accounts that have a
                                                missing or incorrect
                                                --

Current Mailing Address (If different from Permanent Address)

                   Street Address

                   City
                   Country

Postal Code
Home Telephone No.                   Business Telephone No.
                                                --        --
                                                TIN(s) or SSN(s) will be subject to backup withholding at a
                                                31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal
                                                Revenue Service.
                                                Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an
                                                overpayment of taxes, a refund may be obtained.
                                                You may be notified that you are subject to backup withholding under Section 3406(a)(1)(C) of the Internal Revenue Code
  C)  TAXPAYER                                  because you have underreported interest or dividends or you
      IDENTIFICATION
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
        (RIGHTS OF SURVIVORSHIP PRESUMED        were required to, but failed to, file a return which would
      UNLESS                                    have included a reportable interest or dividend payment.
        TENANCY IN COMMON                       Enter your Taxpayer Identification Number. For most individual
        IS INDICATED)                           taxpayers, this is your Social Security Number.
      For Custodian account
      Gifts/Transfers to Minor                                                  OR
      Acts), give the Social
      Security Number of
      the minor.

  D)  PORTFOLIO AND                             For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION                             Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000 for      Equity Growth Portfolio         / / Class A Shares $  / / Class B Shares $
      each Portfolio and Class B shares         Emerging Growth Portfolio
      minimum $100,000 for each Portfolio).     Aggressive Equity Portfolio
      Please indicate Portfolio, class and
      amount.
                                                                                Total Initial Investment $



  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio and manner of
      payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                                Name of Portfolio                     Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any) to
      OPTION                                    be reinvested in additional shares unless either box below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      AND EXCHANGE                    requests to wire redemption proceeds to
      OPTION                          the commercial bank indicated at right
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests
      shares by telephone. A          are believed to be authentic.
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated
      YOUR FUND ACCOUNT.              by telephone are genuine. These
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal
      NOT BE HONORED UNLESS THE BOX   identification information at the time
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your Bank Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY                          Name
      OPTION                                    Address
      In addition to the account statement      City         State         Zip Code
      sent to my/our registered address, I/we
      hereby authorize the Fund to mail
      duplicate statements to the name and
      address provided at right.

  I)  DEALER
      INFORMATION
                                                Representative Name                        Representative
                                                No.                            Branch
                                                No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
           IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
           NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
           WITHHOLDING.
       / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL
           SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR
           CORRECT SSN(S) OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                            Date must sign)              Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    8
Investment Objectives and Policies................   12
Additional Investment Information.................   14
Investment Limitations............................   23
Management of the Fund............................   23
Purchase of Shares................................   26
Redemption of Shares..............................   28
Account Policies and Services.....................   30
Valuation of Shares...............................   31
Performance Information...........................   32
Dividends and Capital Gains Distributions.........   33
Taxes.............................................   33
Portfolio Transactions............................   35
General Information...............................   35
Account Registration Form


                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO
                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

---------------------------------
---------------------------------
---------------------------------
---------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the European Real Estate, Asian Real Estate and U.S. Real Estate Portfolios (each a "Portfolio" and together, the "Portfolios"). The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the Portfolios are offered with no sales charge, exchange fee or redemption fee.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information" dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
               REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of each Portfolio will incur:

                                                              EUROPEAN      ASIAN       U.S.
                                                                REAL        REAL        REAL
                                                               ESTATE      ESTATE      ESTATE
SHAREHOLDER TRANSACTION EXPENSES                              PORTFOLIO   PORTFOLIO   PORTFOLIO
------------------------------------------------------------  ---------   ---------   ---------
Maximum Sales Load Imposed on Purchases
  Class A...................................................       None        None        None
  Class B...................................................       None        None        None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A...................................................       None        None        None
  Class B...................................................       None        None        None
Deferred Sales Load
  Class A...................................................       None        None        None
  Class B...................................................       None        None        None
Redemption Fees
  Class A...................................................       None        None        None
  Class B...................................................       None        None        None
Exchange Fees
  Class A...................................................       None        None        None
  Class B...................................................       None        None        None


ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)*
  Class A...................................................          %           %           %
  Class B...................................................          %           %           %
12b-1 Fees
  Class A...................................................       None        None        None
  Class B...................................................      0.25%       0.25%       0.25%
Other Expenses
  Class A...................................................          %           %           %
  Class B...................................................          %           %           %
                                                                   ---         ---         ---
Total Operating Expenses (Net of Fee Waivers)*
  Class A...................................................          %           %           %
  Class B...................................................          %           %           %
                                                                   ---         ---         ---
                                                                   ---         ---         ---


------------------------

*The Adviser has agreed to waive its management fees and/or reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each of the Portfolios to exceed a specified percentage of its respective average daily net assets. As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund." Set forth below, for each Portfolio, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percentage of the average daily net assets of the Class A shares and Class B shares, respectively.

                                                             TOTAL OPERATING
                                          MANAGEMENT            EXPENSES
                                              FEE          ABSENT FEE WAIVERS
                                          ABSENT FEE    -------------------------
PORTFOLIO                                   WAIVERS       CLASS A       CLASS B
----------------------------------------  -----------   -----------   -----------

European Real Estate Portfolio..........     0.80%           %             %
Asian Real Estate Portfolio.............     0.80%           %             %
U.S. Real Estate Portfolio..............     0.80%           %             %



    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. Expenses and fees for the Portfolios are based on actual figures for the period ended December 31, 1997. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The example is based on total operating expenses of the Portfolios after fee waivers.



                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
European Real Estate Portfolio
  Class A..........................................................   $            $                *            *
  Class B..........................................................                                 *            *
Asian Real Estate Portfolio
  Class A..........................................................                                 *            *
  Class B..........................................................                                 *            *
U.S. Real Estate Portfolio
  Class A..........................................................
  Class B..........................................................


------------------------
*Because the European Real Estate and Asian Real Estate Portfolios are new, the
 Fund has not projected expenses for these Portfolios beyond the three year period shown.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following table provides financial highlights for the Class A and Class B shares of each of the Portfolios for each of the periods presented. The audited financial highlights for each Portfolio's shares for each of the periods presented are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. Each Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional performance information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                           U.S. REAL ESTATE PORTFOLIO


                                                                CLASS A
                                               ------------------------------------------             CLASS B
                                                                                            ---------------------------
                                                                             PERIOD FROM                   PERIOD FROM
                                                 YEAR ENDED DECEMBER 31,     FEBRUARY 24,                   JANUARY 2,
                                                                               1995* TO      YEAR ENDED     1996*** TO
                                               ---------------------------   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                   1997           1996           1995           1997           1996
                                               ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........                   $    11.42     $ 10.00                       $ 11.50
                                               ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)..................                         0.37        0.26                          0.35
  Net Realized and Unrealized Gain on
   Investments...............................                         4.02        1.84                          3.92
                                               ------------   ------------   ------------   ------------   ------------
    Total from Investment Operations.........                         4.39        2.10                          4.27
                                               ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS
  Net Investment Income......................                        (0.39)     (0.24)                        (0.37)
  Net Realized Gain..........................                        (1.01)     (0.44)                        (1.01)
                                               ------------   ------------   ------------   ------------   ------------
    Total Distributions......................                        (1.40)     (0.68)                        (1.38)
                                               ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD...............                   $    14.41     $ 11.42                       $ 14.39
                                               ------------   ------------   ------------   ------------   ------------
                                               ------------   ------------   ------------   ------------   ------------
TOTAL RETURN.................................                        39.56%      21.07%                        38.23%
                                               ------------   ------------   ------------   ------------   ------------
                                               ------------   ------------   ------------   ------------   ------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)......                     $210,368     $69,509                        $8,734
  Ratio of Expenses to Average Net
   Assets (1)................................                         1.00%       1.00%**                       1.25%**
  Ratio of Net Investment Income to Average
   Net Assets (1)............................                         3.08%       4.04%**                       2.91%**
  Portfolio Turnover Rate....................                          171%        158%                          171%
  Average Commission Rate#...................                      $0.0568         N/A                       $0.0568


------------------------------

(1)  Effect of voluntary expense limitation
      during the period:
       Per share benefit to net investment
        income...............................                    $0.02         $0.02                         $0.02
     Ratios before expense limitation:
       Expenses to Average Net Assets........                     1.14%         1.33%**                       1.37%**
       Net Investment Income to Average Net
        Assets...............................                     2.93%         3.71%**                       2.79%**

  * Commencement of operations.

 ** Annualized.

*** The Portfolio began offering Class B shares on January 2, 1996.

 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commisions were charged, during the period.

                         EUROPEAN REAL ESTATE PORTFOLIO



                                                 CLASS A        CLASS B
                                               ------------   ------------
                                               PERIOD FROM    PERIOD FROM
                                                OCTOBER 1,     OCTOBER 1,
                                                 1997* TO       1997* TO
                                               DECEMBER 31,   DECEMBER 31,
                                                   1997           1997
                                               ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $              $
                                               ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)..................
  Net Realized and Unrealized Gain on
   Investments...............................
                                               ------------   ------------
    Total from Investment Operations.........
                                               ------------   ------------
DISTRIBUTIONS
  Net Investment Income......................
  Net Realized Gain..........................
                                               ------------   ------------
    Total Distributions......................
                                               ------------   ------------
NET ASSET VALUE, END OF PERIOD...............    $              $
                                               ------------   ------------
                                               ------------   ------------
TOTAL RETURN.................................           %              %
                                               ------------   ------------
                                               ------------   ------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)......          $              $
  Ratio of Expenses to Average Net
   Assets (1)................................           %**            %**
  Ratio of Net Investment Income to Average
   Net Assets (1)............................           %**            %**
  Portfolio Turnover Rate....................           %              %
  Average Commission Rate#...................        N/A              $


------------------------------


(1)  Effect of voluntary expense limitation
      during the period:
       Per share benefit to net investment
        income...............................            $              $
     Ratios before expense limitation:
       Expenses to Average Net Assets........             %**            %**
       Net Investment Income to Average Net
        Assets...............................             %**            %**



  * Commencement of operations.



 ** Annualized.



 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commisions were charged, during the period.

                          ASIAN REAL ESTATE PORTFOLIO



                                                 CLASS A        CLASS B
                                               ------------   ------------
                                               PERIOD FROM    PERIOD FROM
                                                OCTOBER 1,     OCTOBER 1,
                                                 1997* TO       1997* TO
                                               DECEMBER 31,   DECEMBER 31,
                                                   1997           1997
                                               ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $              $
                                               ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)..................
  Net Realized and Unrealized Gain on
   Investments...............................
                                               ------------   ------------
    Total from Investment Operations.........
                                               ------------   ------------
DISTRIBUTIONS
  Net Investment Income......................
  Net Realized Gain..........................
                                               ------------   ------------
    Total Distributions......................
                                               ------------   ------------
NET ASSET VALUE, END OF PERIOD...............    $              $
                                               ------------   ------------
                                               ------------   ------------
TOTAL RETURN.................................           %              %
                                               ------------   ------------
                                               ------------   ------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)......          $              $
  Ratio of Expenses to Average Net
   Assets (1)................................           %**            %**
  Ratio of Net Investment Income to Average
   Net Assets (1)............................           %**            %**
  Portfolio Turnover Rate....................           %              %
  Average Commission Rate#...................        N/A              $


------------------------------


(1)  Effect of voluntary expense limitation
      during the period:
       Per share benefit to net investment
        income...............................            $              $
     Ratios before expense limitation:
       Expenses to Average Net Assets........             %**            %**
       Net Investment Income to Average Net
        Assets...............................             %**            %**



  * Commencement of operations.



 ** Annualized.



 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commisions were charged, during the period.

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares, except for the International Small Cap and Municipal Money Market Portfolios which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:



- The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.
- The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.
- The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.



    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

GLOBAL AND INTERNATIONAL EQUITY:
- The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.
- The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.
- The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.
- The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.
- The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.
- The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
- The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.
- The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

- The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S.
      issuers domiciled in EAFE countries.
- The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S.
      issuers with equity market capitalizations of less than $1 billion.
- The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.
- The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

U.S. EQUITY:
- The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.
- The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.
- The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies.
- The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.
- The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.
- The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.
- The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the Standard & Poor's 500 Index ("S&P 500").
- The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

EQUITY AND FIXED INCOME:
- The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.

FIXED INCOME:
- The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.
- The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.
- The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S.
      issuers.

- The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.
- The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.
- The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.

MONEY MARKET:
- The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.
- The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

    THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of             , 1998, Morgan Stanley Asset
Management Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP) managed assets of approximately
$   billion. See "Management of the Fund -- Investment Adviser" and "Management
of the Fund -- Administrator."


HOW TO INVEST

    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. The minimum initial investment, generally, is $500,000 for Class A shares of each Portfolio and $100,000 for the Class B shares of each Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."

HOW TO REDEEM

    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."


RISK FACTORS


    Investing in each of the Portfolios entails certain risks and considerations of which an investor should be aware. The Portfolios' share prices and investment returns fluctuate and, when redeemed, an investment in the Portfolios may be worth more or less than its original cost. The investment policies of the Portfolios may entail the following risk factors:



    - EQUITY SECURITIES. Each Portfolio may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    - REAL ESTATE INVESTING. Each Portfolio will invest in the securities of companies principally engaged in the real estate industry and may be subject to the risks associated with the direct ownership of real estate and investment in real estate investment trusts ("REITs"). Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have limited diversification, subjecting them to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type.



    - FIXED INCOME SECURITIES. Each Portfolio will be subject to credit risk and market risk associated with investment in fixed income securities. Credit risk is the possibility that an issuer may be unable to meet scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security.



    - FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    - EMERGING MARKET COUNTRY SECURITIES. The European Real Estate and Asian Real Estate Portfolios may invest in emerging market country securities which entail risks typically associated with investment in more established foreign markets. However, these risks may be intensified due to higher volatility and less liquidity of emerging markets, possible political risks associated with the country of issuance and generally weaker financial condition of issuers in these markets.



    - DERIVATIVES. Each Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each Portfolio is described below, together with the policies each Portfolio will employ in its efforts to achieve its objective. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolios will attain their objectives. The investment policies described below are non-fundamental policies unless otherwise noted and may be changed without shareholder approval.


    Each of the Portfolios invests in equity securities of companies in the real estate industry. Equity securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, preferred stocks, equity-linked securities and shares or units of beneficial interest in specialized ownership vehicles, such as property unit trusts and real estate investment trusts ("REITs"). For purposes of each Portfolio's investment policies, a company is principally engaged in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. For example, companies in the real estate industry may include, among others: real estate development companies, real estate operating companies, companies principally engaged in the ownership of income-producing real property, specialized ownership vehicles, and companies with substantial real estate holdings, such as hotel companies, residential builders and land-rich companies. In addition to the investments and strategies described below, the Portfolios may invest in certain securities and obligations as set forth in "Additional Investment Information" below.

EUROPEAN REAL ESTATE PORTFOLIO

    The investment objective of the European Real Estate Portfolio is to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry. The Portfolio seeks to achieve its objective by investing primarily in securities of European issuers, including those located in Germany, France, Switzerland, Belgium, Italy, Spain, Portugal, Finland, Sweden, Denmark, Norway, Ireland and the United Kingdom. Investments may also be made in equity securities of companies located in the smaller and emerging markets of Europe.

    The Portfolio will invest primarily in securities which are traded on recognized stock exchanges in Europe and in equity securities of companies organized under the laws of a European country whose business is conducted principally in Europe. The Portfolio may also invest in Depositary Receipts of European issuers and, to the extent that they become available, REITs that invest in Europe. At least 65% of the total assets of the Portfolio will be invested in equity securities of companies principally engaged in the European real estate industry. While the Portfolio is not limited in the portion of its assets that may be invested in a single country, it currently intends to spread its investments among several countries to reduce investment risk and currency risk.

    The Portfolio's investments may include securities of companies located in emerging countries and traded in emerging markets. These securities pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. For a description of special considerations and certain risks associated with investment in foreign issuers, see "Additional Investment Information."

ASIAN REAL ESTATE PORTFOLIO

    The investment objective of the Asian Real Estate Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry. The Portfolio seeks to achieve its objective by investing primarily in equity securities which are traded on recognized stock exchanges in Asia and in equity securities of companies organized under the laws of an Asian country whose business is conducted principally in Asia. The Portfolio may also invest in Depositary Receipts of Asian issuers and, to the extent that they become available, REITs that invest in Asia.

    The Portfolio will invest primarily in the more established Asian markets, including Singapore, Malaysia, Hong Kong and Thailand, but additional opportunities also are sought in markets such as South Korea and Taiwan and other emerging markets that are open to foreign investment. In addition, the Portfolio may invest in Japan, Australia and New Zealand. At least 65% of the total assets of the Portfolio will be invested in equity securities of companies principally engaged in the Asian real estate industry. While the Portfolio is not limited in the portion of its assets that may be invested in a single country, it currently intends to spread its investments among several countries to reduce investment risk and currency risk. Allocation of investments will depend on the relative attractiveness of the stocks of companies in the respective countries. Government regulation and restrictions in many of the countries of Asia may limit the amount, mode and extent of investment in companies of such countries.

    The Portfolio's investments will include securities of companies located in emerging countries and traded in emerging markets. These securities pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. For a description of special considerations and certain risks associated with investment in foreign issuers, see "Additional Investment Information."

U.S. REAL ESTATE PORTFOLIO


    The investment objective of the U.S. Real Estate Portfolio is to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in REITs. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in income producing equity securities of U.S. and non-U.S. companies principally engaged in the U.S. real estate industry. The Portfolio seeks to invest in equity securities of companies that provide a dividend yield that exceeds the composite dividend yield of securities comprising the S&P 500.


                       ADDITIONAL INVESTMENT INFORMATION

    CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES. The Portfolios may invest in securities such as convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. The Portfolios may also invest in equity-linked securities, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial, or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market, although the market for such securities is fairly developed and generally liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income-producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.


    DEPOSITARY RECEIPTS. The Portfolios may invest in Depositary Receipts, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts are or become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADR. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolios may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolios' investment policies, the Portfolios' investments in Depositary Receipts will be deemed to be investments in the underlying securities.



    FIXED INCOME SECURITIES. Each Portfolio will invest in fixed income (debt) securities. The market value of the fixed income securities in which a Portfolio invests will be affected by changes in the creditworthiness of issuers and will change in response to interest rate changes and other factors. Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates, the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuations as a result of changes in interest rates.


    FOREIGN CURRENCY FORWARD CONTRACTS. The Portfolios may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolios may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S.

dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts. The Portfolios may also invest in currency options, futures and options on futures. See "Derivative Instruments" below.


    FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since a Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and a Portfolio may incur costs in connection with conversions between various currencies.



    The European Real Estate and Asian Real Estate Portfolios may also invest in emerging market country securities. Investing in emerging markets entails the risks associated with foreign investment described above, however, these risks may be intensified in emerging markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, trade difficulties and unemployment. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls and other protectionist measures imposed or negotiated by the countries in which they trade. There also are risks associated with the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Portfolio's investments in those countries.

    The Asian Real Estate Portfolio may invest in securities of issuers located in Hong Kong. Hong Kong was established as a British colony in the 1840's and, until recently, was governed by Great Britain through an appointed Governor. Effective July 1, 1997, Hong Kong reverted to Chinese sovereignty and is governed as a Special Administrative Region of China. Although China has made certain commitments to preserve the economic and social freedoms enjoyed in Hong Kong during British rule, there can be no assurances that China's commitments will be maintained. Action taken by the Chinese government which limits or causes uncertainty with regard to these economic and social freedoms could have an adverse affect on the Portfolio's investments in securities of issuers located in Hong Kong.


    INVESTMENT FUNDS. Some emerging countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds which have been specifically authorized. The Portfolios may invest in these investment funds subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act") and other applicable laws. If a Portfolio invests in such investment funds, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds.



    Certain of the investment funds referred to in the preceding paragraph are advised by the Adviser. The Portfolios may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment funds. If a Portfolio elects to make an investment in such an investment fund, it will only purchase the securities of such investment fund in the secondary market.



    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of its total assets.



    MONEY MARKET INSTRUMENTS. The Portfolios are permitted to invest in money market instruments, although the Portfolios intend to stay invested in securities satisfying their primary investment objectives to the extent practical. Consistent with their investment policies, the Portfolios may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolios may invest in money market instruments for temporary defensive purposes during adverse market conditions. The money market investments permitted for the Portfolios include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.


    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. Each Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

    As a general matter, each Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities") will not be included within the foregoing 15% restriction if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

    REITS. A substantial portion of the U.S. Real Estate Portfolio's total assets will be invested in securities of REITs. The European Real Estate and Asian Real Estate Portfolios may also, to the extent they become available, invest in REITs that invest in Europe or Asia, respectively. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. The U.S. Real Estate Portfolio will invest primarily in Equity REITs.


    A shareholder in any of the Portfolios should realize that, by investing in REITs indirectly through the Portfolio, he will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of underlying REITs. Because it is expected that the U.S. Real Estate Portfolio will invest a substantial portion of its assets in REITs and the European Real Estate and Asian Real Estate Portfolios may invest a portion of their assets in REITs, the Portfolios will also be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act.


    REAL ESTATE INVESTING. Each of the Portfolios invests primarily in equity securities of issuers engaged in the real estate industry, which entails certain risks and considerations of which an investor should be aware. In particular, securities of such issuers may be subject to the risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolios' investments.


    REPURCHASE AGREEMENTS. The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolios may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.


    SPECIALIZED OWNERSHIP VEHICLES. Each Portfolio may invest in specialized ownership vehicles which pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, may cause the Portfolios' shareholders to indirectly bear certain additional operating expenses.


    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which a Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolios may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The Portfolios will maintain with the Custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolios not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.



DERIVATIVE PRODUCTS (DERIVATIVES)



    The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, each Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.



    The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. The Portfolios will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.



    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.

    Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Portfolios may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.



    The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



    In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolios may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.



    The Portfolios may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolios may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



    Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that a Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



    Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives a Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.



                             INVESTMENT LIMITATIONS


    As non-diversified investment companies, the Portfolios are not limited by the 1940 Act in the proportion of their assets that may be invested in the obligations of a single issuer. Thus, each Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the Portfolio's securities were diversified among more issuers. The Portfolios, however, intend to comply with the diversification requirements imposed by the Code for qualification as regulated investment companies. In addition, each Portfolio will concentrate in the real estate industry, but will not invest more than 25% of its total assets in the securities of companies in any one other industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an industry). See "Investment Limitations" in the Statement of Additional Information.

    Each Portfolio operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments. Set forth below as an annual percentage of average daily net assets are the management fees payable to the Adviser quarterly by each Portfolio pursuant to terms of the Investment Advisory Agreement. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause total annual operating expenses of the Portfolios to exceed the maximums set forth in the table below.


                                                                                            MAXIMUM TOTAL OPERATING
                                                                                           EXPENSES AFTER FEE WAIVERS
                                                                                           --------------------------
PORTFOLIO                                                               MANAGEMENT FEE       CLASS A       CLASS B
--------------------------------------------------------------------  -------------------  ------------  ------------
European Real Estate Portfolio......................................           0.80%             1.00%         1.25%
Asian Real Estate Portfolio.........................................           0.80%             1.00%         1.25%
U.S. Real Estate Portfolio..........................................           0.80%             1.00%         1.25%


    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit
services. At             , 1998, the Adviser, together with its affiliated
institutional asset management companies (exclusive of Miller Anderson &
Sherrerd, LLP), managed assets of approximately $   billion. See "Management of
the Fund" in the Statement of Additional Information.


    PORTFOLIO MANAGERS. The following individuals have primary portfolio management responsibility for the Portfolios noted below:

    EUROPEAN REAL ESTATE PORTFOLIO. -- JAN WILLEM DE GEUS. Jan Willem de Geus joined the Adviser in 1997. He is responsible for the Adviser's real estate investment management business in Europe, with a focus on real estate securities research. He has had primary management responsibility for the Portfolio since it commenced operations. Before joining the Adviser, he was employed at the Dutch Metalworkers Pensionfund (MPMA), where he worked for four years in the international real estate department. At the MPMA he was involved in the acquisition of direct real estate, was responsible for selecting REIT managers in the United States, and was a portfolio manager of international real estate securities. He graduated from the University of Nijmegen in 1991 with a doctorate in city planning with a specialization in real estate and received a masters degree in real estate investment from the Pennsylvania State University in 1993. He is currently in the final stage of finishing his RBA (the Dutch equivalent of an American CFA).

    ASIAN REAL ESTATE PORTFOLIO. -- KIAT SENG SEAH. Kiat Seng Seah joined the Adviser's Singapore office in 1990 as a portfolio manager/analyst specializing in the Southeast Asian markets. He is currently a Principal and is responsible for investments in Taiwan, Korea and Singapore. He has had primary management responsibility for the Portfolio since it commenced operations. Previously, Kiat Seng worked at Barclays de Zoete Wedd (BZW), where he was a senior investment analyst, with particular responsibility for coverage of the real estate sectors in Singapore and Malaysia, and helped pioneer BZW's research effort in Singapore. Kiat Seng is a Chartered Financial Analyst and a qualified real estate valuer who spent a total of four years as a real estate appraiser, first for the New Zealand Government and then for the Singapore Ministry of Finance. He was a Colombo Plan Scholar at the University of Auckland, New Zealand and graduated with a degree in Property Administration.

    U.S. REAL ESTATE PORTFOLIO. -- RUSSELL C. PLATT AND THEODORE R.
BIGMAN. Russell Platt joined Morgan Stanley in 1982 and currently is a Managing Director of the Adviser. Mr. Platt has primary responsibility for managing the real estate securities investment business for the Adviser and serves as a member of the Investment Committee of The Morgan Stanley Real Estate Fund ("MSREF"). Previously, Mr. Platt served as a Director of MSREF, where he was involved in capital raising, acquisitions, oversight of investments and investor relations. From 1991 to 1993, Mr. Platt was head of Morgan Stanley's Transaction Development Group, which was responsible for identifying and structuring real estate investment opportunities for the Firm and its clients worldwide. From 1990 to 1991, Mr. Platt was based in Morgan Stanley Realty's London office, where he was responsible for European transaction development. Prior to this, he had extensive transaction responsibilities involving portfolio, retail, office, hotel and apartment sales and financings. Mr. Platt graduated from Williams College in 1982 with a B.A. in Economics and received his M.B.A. from Harvard Business School in 1986.


    Theodore Bigman joined Morgan Stanley in 1995 and currently is a Principal of the Adviser. Together with Russell Platt, he is responsible for the Adviser's real estate securities research. Prior to joining the Adviser, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed the REIT effort, including primary responsibility for $2.5 billion of initial public offerings by real estate investment trusts. Previously, Mr. Bigman had extensive real estate experience in a wide variety of transactions involving the financing and sale of both individual assets and portfolios of real estate assets as well as the acquisition and sale of several real estate companies. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987.


    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.

    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive from each Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.


    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountant's fees, custodial fees, and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.


                               PURCHASE OF SHARES



    Class A shares of each Portfolio and Class B shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of each Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



          The Chase Manhattan Bank
       One Manhattan Plaza
       New York, NY 10081-1000
       ABA# 021000021
       DDA# 910-2-733293
       Attn: Morgan Stanley Institutional Fund, Inc.
       Ref: (Portfolio name, your account number, your account name)



          Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



    Morgan Stanley Institutional Fund, Inc.
    P.O. Box 2798
    Boston, Massachusetts 02208-2798

    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for each Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of each Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                              REDEMPTION OF SHARES



    Class A and Class B shares of each Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2. Any required signature guarantees; and



    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.



    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolios. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of each Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the Portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the Portfolios.



                              VALUATION OF SHARES



    The net asset value per share of a class of shares of each of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of each class of the Portfolio. Net asset value is calculated separately for each class of the Portfolios. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.



    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.



    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price for such currencies against the U.S. dollar last quoted by a major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of a Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    Each of the Portfolios may advertise "total return" which shows what an investment in a class of a Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolios' shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.


    Each Portfolio expects to distribute substantially all of its taxable net investment income in the form of quarterly dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in a Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolios will differ at times. Expenses of the Portfolios allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolios or their shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.


    Each Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, the excess of net short-term capital gain over net long-term capital loss) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally qualify for the corporate dividends received deduction only to the extent of the aggregate qualifying dividend income received by the Portfolio from U.S. corporations. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for the corporate dividend received deduction.



    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.


    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss) prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


    The sale, redemption or exchange of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceeds or is less than the shareholder's adjusted tax basis in the redeemed, exchanged or sold shares. Any such taxable gain or loss generally will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, however, the loss is treated as a long-term capital loss to the extent of the capital gains distributions.

    Conversions of shares between classes are not taxable events to the shareholder.

    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Asian Real Estate Portfolio or the European Real Estate Portfolio is liable for foreign income taxes so withheld, such Portfolio intends to operate so as to meet the requirements of the Code to pass through to its shareholders credit, if any, for foreign income taxes paid. Although each of the Asian Real Estate and European Real Estate Portfolios intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that it will be able to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolios for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER

    The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held.

Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its respective objective and policies. For the fiscal year ended December 31, 1997, the U.S. Real Estate Portfolio had a portfolio turnover rate of [171%]. The European Real Estate and Asian Real Estate Portfolios are not expected to have portfolio turnover rates in excess of 100%. If portfolio turnover exceeds 100%, the Portfolios may expect to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each Portfolio are currently classified into two classes, the Class A shares and the Class B shares.


    The shares of each Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as defined in the 1940 Act) such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.


    In addition, the Adviser, or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          EUROPEAN REAL ESTATE, ASIAN REAL ESTATE AND U.S. REAL ESTATE
PORTFOLIOS
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                          If you need assistance in filling out this
                                                          form for the Morgan Stanley Institutional
      ACCOUNT INFORMATION                                 Fund, Inc., please contact your Morgan
      Fill in where applicable                            Stanley representative or call us toll free
                                                          1-800-548-7786. Please print all items except
                                                          signature, and mail to the Fund at the
                                                          address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
        (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
        TENANCY IN COMMON
        IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name


3.    CORPORATIONS,
      TRUSTS AND OTHERS
      Please call the Fund for additional documents that may be required to set up account and to authorize transactions.

3.

Type of               / / INCORPORATED  / / UNINCORPORATED   / / PARTNERSHIP  / / UNIFORM GIFT/TRANSFER TO MINOR
Registration:                           ASSOCIATION                             (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien

Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.

  C)  TAXPAYER                                  Enter your Taxpayer Identification Number. For most individual taxpayers, this is
      IDENTIFICATION                            your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
        (RIGHTS OF SURVIVORSHIP PRESUMED
      UNLESS
        TENANCY IN COMMON
        IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                1.           TAXPAYER IDENTIFICATION      OR               SOCIAL SECURITY NUMBER
                                                NUMBER ("TIN")                            ("SSN")

                                                2. TIN                                    OR SSN
                                                TIN                                       OR SSN
                                                IMPORTANT TAX INFORMATION
                                                You (as a payee) are required by law to provide us (as payer) with your correct
                                                TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                                Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                                                You may be notified that you are subject to backup withholding under Section
                                                3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                             For Purchase of the following
      CLASS SECTION                             Portfolio:                      / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000 for      European Real Estate Portfolio  / / Class A Shares $  / / Class B Shares $
      each Portfolio and Class B shares         Asian Real Estate Portfolio     / / Class A Shares $  / / Class B Shares $
      minimum $100,000 for each Portfolio).     U.S. Real Estate Portfolio
      Please indicate name of Portfolio, class
      and amount.
                                                                                Total Initial Investment $


  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio and manner of
      payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           - - - - - - - - - - - -- - -
                                                      Name of Portfolio             Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any) to
      OPTION                                    be reinvested in additional shares unless either box below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      AND EXCHANGE                    requests to wire redemption proceeds to
      OPTION                          the commercial bank indicated at right
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests
      shares by telephone. A          are believed to be authentic.
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated
      YOUR FUND ACCOUNT.              by telephone are genuine. These
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal
      NOT BE HONORED UNLESS THE BOX   identification information at the time
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your Bank Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the Fund to      City         State         Zip Code
      mail duplicate statements
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                                Representative Name                        Representative
                                                No.                            Branch
                                                No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF PERJURY THAT THE INFORMATION ON THIS APPLICATION IS
COMPLETE AND CORRECT AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE
           ARE NOT SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE
           HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING AS A
           RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO
           LONGER SUBJECT TO BACKUP WITHHOLDING.
       / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE
           SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER
           TO CHASE GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION OR IF I/WE FAIL
           TO FURNISH MY/OUR CORRECT SSN(S) OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON
           DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU MAY REQUEST SUCH
           FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN
PERSONS AS DEFINED BY THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS
REQUIRED TO AVOID BACKUP WITHHOLDING.

(X)                                                           (X)
Signature                                            Date     Signature (if joint account, both must sign)   Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Fund Expenses.............................................................    2
Financial Highlights......................................................    4
Prospectus Summary........................................................    8
Investment Objectives and Policies........................................   12
Additional Investment Information.........................................   13
Investment Limitations....................................................   23
Management of the Fund....................................................   23
Purchase of Shares........................................................   26
Redemption of Shares......................................................   29
Account Policies and Services.............................................   30
Valuation of Shares.......................................................   32
Performance Information...................................................   33
Dividends and Capital Gains Distributions.................................   33
Taxes.....................................................................   34
Portfolio Transactions....................................................   35
General Information.......................................................   36
Account Registration Form


                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.
                      P.O. BOX 2798, BOSTON, MA 02208-2798

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                         INTERNATIONAL MAGNUM PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and Class B shares of the International Magnum Portfolio (the "Portfolio"). The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the Portfolio are offered with no sales charge, exchange fee or redemption fee.


    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging-Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
   AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
    PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.     ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates all expenses and fees that a shareholder of the International Magnum Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A.................................................................................        None
  Class B.................................................................................        None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A.................................................................................        None
  Class B.................................................................................        None
Deferred Sales Load
  Class A.................................................................................        None
  Class B.................................................................................        None
Redemption Fees
  Class A.................................................................................        None
  Class B.................................................................................        None
Exchange Fees
  Class A.................................................................................        None
  Class B.................................................................................        None


ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A.................................................................................           %
  Class B.................................................................................           %
12b-1 Fees
  Class A.................................................................................        None
  Class B.................................................................................           %
Other Expenses
  Class A.................................................................................           %
  Class B.................................................................................           %
                                                                                            -----------
Total Operating Expenses (Net of Fee Waivers)*
  Class A.................................................................................           %
  Class B.................................................................................           %
                                                                                            -----------
                                                                                            -----------


------------------------

* The Adviser has agreed to waive its management fees and/or to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed a specified percentage of its average daily net assets. Absent the fee waiver, the management fee would be 0.80%. Absent the fee waiver and/or expense reimbursement, the Portfolio's total
  operating expenses would be    % of the average daily net assets of the Class
  A shares and    % of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. Expenses and fees are based on actual figures for the fiscal year ended December 31, 1997. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the Portfolio charges no redemption fees of any kind. The following example is based on the total operating expenses of the Portfolio after fee waivers.



                                                                       1 YEAR       3 YEARS     5 YEARS    10 YEARS
                                                                     -----------  -----------  ---------  -----------
International Magnum Portfolio
  Class A..........................................................   $            $           $           $
  Class B..........................................................


------------------------
* Because the Portfolio has recently commenced operations, the Fund has not projected expenses for the Portfolio beyond the 3-year period shown.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following table provides financial highlights for the Class A and Class B shares of the Portfolio for each of the periods presented. The audited financial highlights for the Portfolio's shares for the fiscal period ended December 31, 1997 are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. The Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional performance information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                         INTERNATIONAL MAGNUM PORTFOLIO


                                                                CLASS A                           CLASS B
                                                    --------------------------------  --------------------------------
                                                                       PERIOD FROM                       PERIOD FROM
                                                      YEAR ENDED     MARCH 15, 1996*    YEAR ENDED     MARCH 15, 1996*
                                                     DECEMBER 31,    TO DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                         1997             1996             1997             1996
                                                    ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD..............                      $   10.00                         $   10.00
                                                         -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).......................                           0.06                              0.01
  Net Realized and Unrealized Gain on
   Investments....................................                           0.76                              0.78
                                                         -------          -------          -------          -------
    Total from Investment Operations..............                           0.82                              0.79
                                                         -------          -------          -------          -------
DISTRIBUTIONS
  Net Investment Income...........................                          (0.13)                            (0.13)
  In Excess of Net Investment Income..............                          (0.02)                            (0.02)
  Net Realized Gain...............................                          (0.01)                            (0.01)
                                                         -------          -------          -------          -------
    Total Distributions...........................                          (0.16)                            (0.16)
                                                         -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD....................                      $   10.66                         $   10.63
                                                         -------          -------          -------          -------
                                                         -------          -------          -------          -------
TOTAL RETURN......................................                           8.25%                             7.90%
                                                         -------          -------          -------          -------
                                                         -------          -------          -------          -------
RATIOS AND SUPPLEMENTAL DATA:.....................
  Net Assets, End of Period (Thousands)...........                      $  85,316                         $  23,173
  Ratio of Expenses to Average Net Assets (1).....                           1.00%**                           1.25%**
  Ratio of Net Investment Income to Average Net
   Assets (1).....................................                           0.99%**                           0.60%**
  Portfolio Turnover Rate.........................                             18%                               18%
  Average Commission Rate#........................                        $0.0211                            $0.0211


------------------------

(1)  Effect of voluntary expense limitation during
      the period:
       Per share benefit to net investment income...                          $0.03                             $0.01
     Ratios before expense limitation:
       Expenses to Average Net Assets...............                           1.54   %**                        1.69   %**
       Net Investment Income to Average Net
        Assets......................................                           0.44   %**                        0.15   %**

 * Commencement of operations.
 ** Annualized
 # For the period ended December 31, 1996, the average commission rate paid in trades on which commissions were charged was 0.25% of the trade amount.

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A and Class B shares, except for the International Small Cap and Municipal Money Market Portfolios, which offer only Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of the Portfolio described in this Prospectus is as follows:


    -The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover of this Prospectus. The investment objectives of these other portfolios are listed below.

    GLOBAL AND INTERNATIONAL EQUITY:

    -The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.


    -The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.



    -The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.


    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.


    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.



    -The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.


    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.



    -The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.



    -The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the Standard & Poor's 500 Index ("S&P 500").



    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.


    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:


    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.


    FIXED INCOME:

    -The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.



    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.



    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high-quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

   THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of            , 1998, Morgan Stanley Asset Management
Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP) managed assets of approximately $ billion. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."


HOW TO INVEST


    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25%, on an annualized basis, of the Class B shares' average daily net assets. The minimum initial investment, generally, is $500,000 for Class A shares and $100,000 for Class B shares of the Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."

HOW TO REDEEM



    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."



RISK FACTORS



    Investing in the Portfolio entails certain risks and considerations of which an investor should be aware. The Portfolio's share price and investment returns fluctuate and, when redeemed, an investment in the Portfolio may be worth more or less than its original cost. The investment policies of the Portfolio may entail the following risk factors:



    -EQUITY SECURITIES. The Portfolio may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    -FIXED INCOME SECURITIES. The Portfolio will be subject to credit risk and market risk associated with investment in fixed income securities. Credit risk is the possibility that an issuer may be unable to meet scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security.



    -FOREIGN INVESTMENT. The Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    -DERIVATIVES. The Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of the Portfolio is to provide long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers domiciled in the EAFE countries (defined below). The countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index (the "Index"), which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country," and collectively the "EAFE countries"). The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolio will attain its objective. The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval.



    The Portfolio invests primarily in equity securities, which include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks and may be denominated in any currency. At least 65% of the total assets of the Portfolio will be invested in equity securities of issuers in at least three different EAFE countries under normal circumstances. The Portfolio also may invest up to 5% of its total assets in the securities of issuers domiciled in countries which do not comprise part of the Index. By analyzing a variety of macroeconomic and political factors, the Adviser develops fundamental projections on comparative interest rates, currencies, corporate profits and economic growth among the various regions represented in the Index. These projections are used to establish regional allocation strategies. Within these regional allocations, the Adviser then selects equity securities among issuers of a region.



    The Adviser's approach in selecting among equity securities within EAFE countries is oriented to individual stock selection and is value driven. The Adviser identifies those equity securities which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues. In selecting investments, the Adviser utilizes the research of a number of sources, including Morgan Stanley Capital International, an affiliate of the Adviser located in Geneva, Switzerland. Portfolio holdings are regularly reviewed and subjected to fundamental analysis to determine whether they continue to conform to the Adviser's investment criteria. Equity securities which no longer conform to such investment criteria are sold.



    Although the Portfolio intends to invest primarily in equity securities listed on stock exchanges in EAFE countries, the Portfolio may invest in equity securities that are traded over the counter or that are not listed on a stock exchange or dealt in a regulated market. As a result of the absence of a public trading market, such securities may pose liquidity risks. The Portfolio may also invest in private placements or initial public offerings. Such investments generally entail short-term liquidity risks.



    The Portfolio may invest up to 10% of its total assets in (i) investment funds with investment objectives similar to that of the Portfolio; and (ii) for temporary defensive purposes, money market funds and pooled investment vehicles. If the Portfolio invests in other investment funds, stockholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment fund. Although the Portfolio anticipates being fully invested in the equity securities described above, the Portfolio may invest, under normal circumstances for cash management purposes, up to 35% of its total assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) fixed income securities or hold cash. In addition to the investments and strategies described above, the Portfolio may invest in certain securities and obligations as set forth in "Additional Investment Information" below and as described under "Investment Objectives and Policies" in the Statement of Additional Information.


                       ADDITIONAL INVESTMENT INFORMATION


    FIXED INCOME SECURITIES. The short-term and medium-term fixed income securities in which the Portfolio may invest consist of (i) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development ("OECD"), including the United States; (ii) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks organized under the laws of any member state of the OECD, including the United States, denominated in any currency; and (iii) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD, including the United States, meeting the Portfolio's credit quality standards, provided that no more than 20% of the Portfolio's assets is invested in any one of such issuers. The short-term and medium-term debt securities in which the Portfolio may invest will be rated investment grade by recognized rating services such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (in the case of Moody's and S&P, meaning rated A or higher by either), or if unrated, will be determined to be of comparable quality by the Adviser. The Portfolio will be subject to credit risk and market risk associated with investment in fixed income securities. Credit risk is the possibility that an issuer may be unable to meet scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects, may adversely affect the value of a fixed income security.



    FOREIGN CURRENCY FORWARD CONTRACTS. The Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolio may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S. dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.



    FOREIGN INVESTMENT. The Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less traded volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies.



    INVESTMENT FUNDS. Some foreign countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is sometimes permitted through investment funds which have been specifically authorized. The Portfolio may invest in these investment funds subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and other applicable laws. If the Portfolio invests in such investment funds, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. Certain of these investment funds are advised by the Adviser. The Portfolio may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment funds.



    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of the Portfolio's total assets.



    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Consistent with its investment policies, the Portfolio may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolio may invest in money market instruments for temporary defensive purposes during adverse market conditions. The money market investments permitted for the Portfolio include: obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.


    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.


    As a general matter, the Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Also, as a general matter, the Portfolio may not invest more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933, as amended (the "1933 Act"). However, the Portfolio may invest up to 25% of its total assets in liquid Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("Rule 144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.



    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolio may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets would be invested in such repurchase agreements and in other investments for which market quotations are not readily available or which are otherwise illiquid.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which a Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. The Portfolio will maintain with the custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.


DERIVATIVE PRODUCTS (DERIVATIVES)



    The Portfolio is permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objective of the Portfolio. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, the Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.



    The Portfolio may use derivative products under a number of different circumstances to further its investment objective. For example, the Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. The Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolio also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by the Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objective and policies. The Portfolio will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by the Portfolio's investment policies, and then only in a manner consistent with such policies.



    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio will be less favorable than it would have been if these investment techniques had not been used.



    Some of the derivative products in which the Portfolio may invest and some of the risks related thereto are described in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Portfolio may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying", such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

    The Portfolio may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolio may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



    In some cases, the Portfolio may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolio will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolio may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolio may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolio may also purchase and sell foreign currency futures to hedge its respective holdings and commitments against changes in the level of future currency rates or to adjust its exposure to a particular currency.



    The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolio may engage in such transactions to hedge its holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolio may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolio may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



    Gains and losses on futures contracts, forward contracts and related options depend on the Advisers ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that the Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), the Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Portfolio may seek to increase its returns or may hedge its portfolio investments through options transactions with respect to individual securities, indices or baskets in which the Portfolio may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



    The Portfolio may purchase put and call options. Purchasing a put option gives the Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives the Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    The Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. The Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, the Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, the Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolio may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolio's use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount". As with many of the other derivative products available to the Portfolio, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. The Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. The Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. When the Portfolio that enters into a swap transaction it bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which the Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, the Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, the Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, the Portfolios obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss will consist of the payments that the Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolio may use structured notes to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


                             INVESTMENT LIMITATIONS


    The Portfolio is a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its respective portfolio securities. Nevertheless, the Portfolio intends to comply with the more limited diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


    The Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares and certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on the fundamental and non-fundamental investment limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and the Portfolio. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments. The Adviser is entitled to receive an annual management fee, payable quarterly, equal to 0.80% of the average daily net assets of the International Magnum Portfolio.



    The fees of the Portfolio are higher than those of most investment companies because the Portfolio invests internationally. The Adviser believes that the fees are comparable to those of other investment companies that invest internationally. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause total annual operating expenses of the Portfolio to exceed 1.00% of the average daily net assets of the Class A shares of the Portfolio and 1.25% of the average daily net assets of the Class B shares of the Portfolio.



    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and
credit services. At             , 1998, the Adviser, together with its
affiliated institutional asset management companies (exclusive of Miller
Anderson & Sherrerd, LLP), managed assets of approximately $     billion. See
"Management of the Fund" in the Statement of Additional Information.


    PORTFOLIO MANAGER. FRANCINE J. BOVICH. Francine Bovich joined the Adviser as a Principal in 1993. She is responsible for portfolio management and communication of the Adviser's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp. ("Westwood"), a registered investment adviser. Before joining Westwood, she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. in Finance from New York University.


    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.


    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.


    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of the Fund.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.



    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                               PURCHASE OF SHARES



    Class A shares and Class B shares of the Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of the Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of the Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolio by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.

    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



        The Chase Manhattan Bank
       One Manhattan Plaza
       New York, NY 10081-1000
       ABA# 021000021
       DDA# 910-2-733293
       Attn: Morgan Stanley Institutional Fund, Inc.
       Ref: (Portfolio name, your account number, your account name) Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



    Morgan Stanley Institutional Fund, Inc.
    P.O. Box 2798
    Boston, Massachusetts 02208-2798



    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for the Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 for the Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of the Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.

                              REDEMPTION OF SHARES



    Class A and Class B shares of the Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. The Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2.  Any required signature guarantees; and



    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.



    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of the Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolio. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of the Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the portfolio.



                              VALUATION OF SHARES



    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of each class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.


    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.


    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedure are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar last quoted by a major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    "Total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares of such class at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.


    The Portfolio expects to distribute substantially all of its taxable net investment income in the form of annual dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.


    The Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Such dividends paid by the Portfolio will generally not qualify for the dividends-received deduction for corporate shareholders. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.



    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long the shareholder has held the Portfolio's shares. The Portfolio will send reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.


    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital losses, including any available capital loss carryforwards) prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

    The sale, exchange or redemption of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceed or are less than the shareholder's adjusted tax basis in the sold, exchanged or redeemed shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Portfolio will be able to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER

    The Portfolio generally does not invest for short-term trading purposes, however, when circumstances warrant, the Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the

Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its respective objective and policies. As portfolio turnover increases, the Portfolio necessarily will experience increased transaction costs and additional realization of capital gains.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of the Portfolio are currently classified into two classes, the Class A shares and the Class B shares.


    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.


    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN


    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.


DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
  INTERNATIONAL MAGNUM PORTFOLIO
   P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


      ACCOUNT INFORMATION                            If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable                       Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.
         First Name    Initial         Last Name
2.
         First Name    Initial         Last Name
         First Name    Initial         Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien

Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.


  C)  TAXPAYER                                       Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                                 taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2.   JOINT TENANTS
           (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
           TENANCY IN COMMON
           IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                                                          OR
                                                     1.         TAXPAYER IDENTIFICATION                      SOCIAL SECURITY
                                                     NUMBER ("TIN")                                NUMBER ("SSN")
                                                                                              OR
                                                     2.                             TIN
                                                                                                                             SSN
                                                                                              OR
                                                     TIN
                                                                                                                             SSN
                                                     IMPORTANT TAX INFORMATION
                                                     You (as a payee) are required by law to provide us (as payer) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect
                                                     TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                                     Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                                                     You may be notified that you are subject to backup withholding under
                                                     Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                        For Purchase of the following
      CLASS SECTION                        Portfolio:                      / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000     International Magnum Portfolio
      for the Portfolio and Class B
      shares minimum $100,000 for the
      Portfolio). Please indicate class
      and amount.
                                                                           Total Initial Investment $


  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio
      and manner of payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                     -- - - - - - - - - - -- - -
                            Name of Portfolio                                                   Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                 -- - - - - - - - - - -- - -
                                                                                      Account No.               (Check
                                                                                (Previously assigned by the Fund)     Digit)
                                                                                                                          Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your Bank Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City  State  Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                                Name
      In addition to the account
      statement sent to my/our registered
      address, I/we hereby authorize the                                                                   Address
      Fund to mail duplicate statements
      to the name and address provided at  City         State         Zip Code
      right.

  I)  DEALER
      INFORMATION
                                           Representative Name              Representative No.             Branch
                                           No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):

/ / U.S. CITIZEN(S)/TAXPAYER(S):

      / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
          IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
          SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
          EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
          NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE
          SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
          REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
          ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
          WITHHOLDING.

      / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE HAVE
          APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY
          ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF
          I/ WE DO NOT PROVIDE EITHER NUMBER TO CHASE GLOBAL FUNDS
          SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS
          APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN(S)
          OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP
          WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE
          PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU MAY REQUEST SUCH
          FORM BY CALLING CGFSC AT 800-282-4404.

/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature            Date            must sign)      Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    6
Investment Objective and Policies.................   10
Additional Investment Information.................   11
Investment Limitations............................   18
Management of the Fund............................   18
Purchase of Shares................................   20
Redemption of Shares..............................   23
Account Policies and Services.....................   24
Valuation of Shares...............................   26
Performance Information...........................   27
Dividends and Capital Gains Distributions.........   27
Taxes.............................................   28
Portfolio Transactions............................   29
General Information...............................   30
Account Registration Form


                         INTERNATIONAL MAGNUM PORTFOLIO

                               A PORTFOLIO OF THE

                                 MORGAN STANLEY

                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and nondiversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and Class B shares of the Technology Portfolio (the "Portfolio"). The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the Portfolio are offered with no sales charge, exchange fee or redemption fee.


    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
   AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
    PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.     ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates all expenses and fees that a shareholder of the Technology Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A...................................................................................       None
  Class B...................................................................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A...................................................................................       None
  Class B...................................................................................       None
Deferred Sales Load
  Class A...................................................................................       None
  Class B...................................................................................       None
Redemption Fees
  Class A...................................................................................       None
  Class B...................................................................................       None
Exchange Fees
  Class A...................................................................................       None
  Class B...................................................................................       None


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A...................................................................................          %
  Class B...................................................................................          %
12b-1 Fees
  Class A...................................................................................       None
  Class B...................................................................................      0.25%
Other Expenses
  Class A...................................................................................          %
  Class B...................................................................................          %
                                                                                              ---------
Total Operating Expenses (Net of Fee Waivers or Expense Reimbursements)*
  Class A...................................................................................          %
  Class B...................................................................................          %
                                                                                              ---------
                                                                                              ---------


--------------


*The Adviser has agreed to waive its management fees and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed a specified percentage of its average daily net assets. Absent the fee waiver, the management fee would be 1.00%. Absent the fee waivers and/or expense reimbursements, the Portfolio's total operating expenses would be 8.51% of the average daily net assets of the Class A shares and 9.14% of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Portfolio expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. Expenses and fees for the Portfolio are based on actual figures for the fiscal period ended December 31, 1997. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the Portfolio charges no redemption fees of any kind. The following example is based on the total operating expenses of the Portfolio after fee waivers.



                                                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                   ---------  ---------  -----------  -----------
Technology Portfolio
  Class A........................................................  $          $           $            $
  Class B........................................................


------------------


    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE PORTFOLIO IS NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following table provides financial highlights for the Class A and Class B shares for the Technology Portfolio. The audited financial highlights for the Portfolio's shares for the fiscal period ended December 31, 1997 are included in the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. The Portfolio's financial highlights have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                            THE TECHNOLOGY PORTFOLIO


                                                                 CLASS A                       CLASS B
                                                       ----------------------------  ----------------------------
                                                                       PERIOD FROM                   PERIOD FROM
                                                                      SEPTEMBER 16,                 SEPTEMBER 16,
                                                        YEAR ENDED      1996* TO      YEAR ENDED      1996* TO
                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                           1997           1996           1997           1996
                                                       -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD.................                   $   10.00                     $   10.00
                                                       -------------  -------------  -------------  -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)..........................                       (0.02)                        (0.02)
  Net Realized and Unrealized Gain on Investments....                        0.73                          0.73
                                                       -------------  -------------  -------------  -------------
    Total from Investment Operations.................                        0.71                          0.71
                                                       -------------  -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD.......................                   $   10.71                     $   10.71
                                                       -------------  -------------  -------------  -------------
                                                       -------------  -------------  -------------  -------------
TOTAL RETURN.........................................                        7.10%                         7.10%
                                                       -------------  -------------  -------------  -------------
                                                       -------------  -------------  -------------  -------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)..............                   $   3,595                     $   1,487
  Ratio of Expenses to Average Net Assets (1)........                        1.25%**                       1.50%**
  Ratio of Net Investment Income to Average Net
   Assets (1)........................................                       (0.70)%**                     (1.00)%**
  Portfolio Turnover Rate............................                          77%                           77%
  Average Commission Rate............................                   $  0.0374                     $  0.0374
------------------------
(1) Effect of voluntary expense limitation during the period:
     Per share benefit to net investment income......                       $0.22                         $0.19
   Ratios before expense limitation:
     Expenses to Average Net Assets..................                        8.51%**                       9.14%**
     Net Investment Income to Average Net Assets                            (7.96)%**                     (8.65)%**


 * Commencement of operations.

** Annualized

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares, except for the International Small Cap and Municipal Money Market Portfolios which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. This Prospectus pertains to the Class A and Class B shares of the Technology Portfolio, the investment objective of which is as follows:



    -The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.


    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover of this Prospectus. The investment objectives of these other portfolios are listed below.

    GLOBAL AND INTERNATIONAL EQUITY:

    -The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.


    -The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.



    -The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.


    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.


    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.



    -The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities in the European real estate industry.


    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.



    -The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the Standard & Poor's 500 Index ("S&P 500").



    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.


    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:


    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.


    FIXED INCOME:

    -The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.


    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.



    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

   THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of            , 1998, Morgan Stanley Asset Management
Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP) managed assets of approximately $ billion. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."


HOW TO INVEST


    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. The minimum initial investment, generally, is $250,000 for Class A shares of the Portfolio and $50,000 for Class B shares of the Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."



HOW TO REDEEM



    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."

RISK FACTORS



    Investing in the Portfolio entails certain risks and considerations of which an investor should be aware. The Portfolio's share price and investment returns fluctuate and, when redeemed, an investment in the Portfolio may be worth more or less than its original cost. The investment policies of the Portfolio may entail the following risk factors:



    -EQUITY SECURITIES. The Portfolio may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    -FIXED INCOME SECURITIES. The Portfolio will be subject to credit risk and market risk associated with investment in fixed income securities. Credit risk is the possibility that an issuer may be unable to meet scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security.



    -HIGH YIELD SECURITIES. The Portfolio may invest in lower rated and unrated fixed income securities (i.e., high yield or high risk securities), which are often issued by smaller or less creditworthy companies. High yield securities generally are subject to greater market risk and credit risk than other fixed income securities.



    -FOREIGN INVESTMENT. The Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    -EMERGING MARKET COUNTRY SECURITIES. The Portfolio may invest in emerging market country securities which entail risks typically associated with investment in more established foreign markets. However, these risks may be intensified due to higher volatility and less liquidity of emerging markets, possible political risks associated with the country of issuance and generally weaker financial condition of issuers in these markets.



    -DERIVATIVES. The Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



    For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of the Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their investment in technology and technology-related industries. The production of current income is incidental to this objective. Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in the equity securities of such "technology" companies. The Portfolio expects to invest in companies in a broad range of technology and technology-related industries including, but not limited to: computers, software and peripheral products; electronics; communications equipment and services; entertainment; multimedia; and information services. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, and any similar equity interests, such as trust or partnership interests. Such equity securities may or may not pay dividends or distributions and may or may not carry voting rights. The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolio will attain its objective. Other investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval. In addition to the investments and strategies described below, the Portfolio may invest in certain securities and obligations as set forth in "Additional Investment Information" and as described under "Investment Objectives and Policies" in the Statement of Additional Information.



    The Portfolio may invest up to 35% of its total assets in the equity or fixed income securities of foreign issuers to permit the Portfolio to participate sufficiently in the global technology market. The Portfolio's investments in foreign issuers may be denominated in any currency and may be in the form of Depositary Receipts or direct investment in listed or unlisted securities.



    The Portfolio may invest in the equity securities of both large and small companies. While the Adviser believes that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and portfolio price volatility. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions.


                       ADDITIONAL INVESTMENT INFORMATION

    CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES. The Portfolio may invest in securities such as convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

    The Portfolio may invest in equity-linked securities, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial, or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market, which is fairly developed and liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment bank or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.


    DEPOSITARY RECEIPTS. The Portfolio may invest in Depositary Receipts, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts are or become available. ADRs are securities typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.



    FIXED INCOME SECURITIES. The Portfolio will invest in fixed income (debt) securities. The market value of the fixed income securities in which the Portfolio invests will be affected by changes in the creditworthiness of issuers and will change in response to interest rate changes and other factors. Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates, the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuations as a result of changes in interest rates.


    FOREIGN CURRENCY FORWARD CONTRACTS. The Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolio may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S.

dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.


    FOREIGN INVESTMENT. The Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies.



    The Portfolio may also invest in emerging market country securities. Investing in emerging markets entails the risks associated with foreign investment described above, however, these risks may be intensified in emerging markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, trade difficulties and unemployment. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls and other protectionist measures imposed or negotiated by the countries in which they trade. There also are risks associated with the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the Portfolio's investments in those countries.



    HIGH YIELD SECURITIES. The Portfolio may invest in lower rated or unrated debt securities, commonly referred to as high yield, high risk securities or junk bonds. High yield securities are debt securities rated below the four highest rating categories (i.e., Ba through C by Moody's Investors Service, Inc. or BB through D by

Standard & Poor's Rating Group ("S&P")), and unrated securities considered to be of equivalent quality by the Adviser. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies.



    While such securities offer high yields, they also normally carry with them a greater degree of risk than securities with higher ratings. The values of high yield securities are more volatile and may react with greater sensitivity to market changes. Also, high yield securities are often issued by smaller, less creditworthy companies, or by highly leveraged (indebted) companies, which are generally less able than more established or less leveraged companies to make scheduled payments of interest and principal. The price movement of these securities is influenced less by changes in interest rates and more by the financial position of the issuing corporation.



    INVESTMENT FUNDS. Some foreign countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain foreign countries through investment funds which have been specifically authorized. The Portfolio may invest in these investment funds subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and other applicable laws. If the Portfolio invests in such investment funds, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. Certain of the investment funds are advised by the Adviser. The Portfolio may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment funds.



    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of the Portfolio's total assets.



    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Consistent with its investment policies, the Portfolio may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolio may invest in money market instruments for temporary defensive purposes during adverse market conditions. The money market investments permitted for the Portfolio include: obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.


    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolio may invest in securities that are neither listed on a stock exchange nor traded over the counter. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

    As a general matter, the Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Securities that are not registered under the Securities Act of 1933, as amended, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("Rule 144A Securities") will not be included within the foregoing 15% restriction if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. In addition, the Portfolio may invest up to 10% of its total assets in restricted securities, and up to 25% of its total assets in restricted securities that are Rule 144A securities.


    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolio may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.



    SHORT SALES. The Portfolio may, and currently intends to, from time to time, sell securities short without limitation, but consistent with applicable legal requirements. A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When the Portfolio makes a short sale of borrowed securities, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.



    The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, if the short sale is not "against the box", the Portfolio will place in a segregated account with the Custodian an amount of cash or other liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short; and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which the Portfolio may invest consist of
(i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. The Portfolio will maintain with the custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.



DERIVATIVE PRODUCTS (DERIVATIVES)



    The Portfolio is permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objective of the Portfolio. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, the Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.



    The Portfolio may use derivative products under a number of different circumstances to further its investment objective. For example, the Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. The Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolio also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by the Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objective and policies. The Portfolio will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by the Portfolio's investment policies, and then only in a manner consistent with such policies.



    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio will be less favorable than it would have been if these investment techniques had not been used.



    Some of the derivative products in which the Portfolio may invest and some of the risks related thereto are described in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Portfolio may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.



    The Portfolio may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolio may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



    In some cases, the Portfolio may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolio will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolio may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolio may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolio may also purchase and sell foreign currency futures to hedge its respective holdings and commitments against changes in the level of future currency rates or to adjust its exposure to a particular currency.

    The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolio may engage in such transactions to hedge its holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolio may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolio may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



    Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that the Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), the Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Portfolio may seek to increase its returns or may hedge its portfolio investments through options transactions with respect to individual securities, indices or baskets in which the Portfolio may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



    The Portfolio may purchase put and call options. Purchasing a put option gives the Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives the Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    The Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. The Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, the Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, the Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolio may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolio's use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolio, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. The Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. The Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. When the Portfolio enters into a swap transaction it bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which the Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, the Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, the Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, the Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss will consist of the payments that the Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolio may use structured notes to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


                             INVESTMENT LIMITATIONS

    The Portfolio is a non-diversified portfolio under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its assets in the securities of a small number of issuers and as a result will be subject to greater risk with respect to its portfolio securities. However, the Portfolio intends to comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Investment Limitations" in the Statement of Additional Information.

    The Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental investment limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from the Portfolio an annual management fee, payable quarterly, equal to 1.00% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause total annual operating expenses of the Portfolio to exceed 1.25% of the average daily net assets of the Class A shares of the Portfolio and 1.50% of the average daily net assets of the Class B shares of the Portfolio.



    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit
services. At            , 1998, the Adviser, together with its affiliated
institutional asset management companies (exclusive of Miller Anderson &
Sherrerd, LLP), managed assets of approximately $    billion. See "Management of
the Fund" in the Statement of Additional Information.



    PORTFOLIO MANAGERS. STEPHEN C. SEXAUER AND WILLIAM T. CORCORAN. Stephen C. Sexauer is a Principal of Morgan Stanley and the Adviser and is a member of the Adviser's investment management team. In addition to portfolio management, his equity research responsibilities include financials, energy, utilities and technology. Mr. Sexauer joined the Adviser in July 1989 after three years as Vice President at Salomon Brothers. Previously, he was with Merrill Lynch Economics and Wharton Econometrics. Mr. Sexauer received a B.S. in Economics from the University of Illinois and an M.B.A. in Economics and Statistics from the University of Chicago. William T. Corcoran joined the Adviser in 1996 as a Securities Analyst in the Emerging Growth Stock and Technology Groups. Prior to joining the Adviser, he worked at Scotia McLeod, Inc. for three years in Corporate Finance and Equity Research. Mr. Corcoran received his B.A. degree from McGill University in 1991 and M.B.A. from Columbia Business School in 1996. He is a Chartered Financial Analyst.



    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.


    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.


    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.



    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                               PURCHASE OF SHARES



    Class A shares and Class B shares of the Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of the Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").

MINIMUM INVESTMENT



    The minimum initial investment is $250,000 for Class A shares and $50,000 for Class B shares of the Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolio by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



       The Chase Manhattan Bank
       One Manhattan Plaza
       New York, NY 10081-1000
       ABA# 021000021
       DDA# 910-2-733293
       Attn: Morgan Stanley Institutional Fund, Inc.
       Ref: (Portfolio name, your account number, your account name)



       Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



    Morgan Stanley Institutional Fund, Inc.


    P.O. Box 2798


    Boston, Massachusetts 02208-2798



    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for the Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 for the Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of the Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $250,000 (but remains at or above $50,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $250,000 (but remains at or above $50,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $250,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $50,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $50,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                              REDEMPTION OF SHARES



    Class A and Class B shares of the Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. The Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2. Any required signature guarantees; and



    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.



    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.

                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of the Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolio. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of the Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the portfolio.



                              VALUATION OF SHARES



    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.


    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.



    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedure are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar last quoted by a major bank.


    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    "Total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.

    The Portfolio expects to distribute substantially all of its taxable net investment income in the form of annual dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    The Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, the excess of net short-term capital gain over net long-term capital loss) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by the Portfolio will generally qualify for the 70% dividends-received deduction for corporate shareholders to the extent of qualifying dividend income received by the Portfolio from U.S. corporations. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.


    Distributions of net capital gains are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long the shareholder has held the Portfolio's shares. The Portfolio will send reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.

    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss, including any available capital loss carryforwards), prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



    The sale, redemption or exchange of shares will result in taxable gain or loss to the selling, redeeming or exchanging shareholder, depending upon whether the fair market value of the sale, redemption or exchange proceeds exceed or is less than the shareholder's adjusted tax basis in the sold, redeemed or exchanged shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER

    The Portfolio generally does not invest for short-term trading purposes, however, when circumstances warrant, the Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objective and policies. As portfolio turnover increases, the Portfolio may expect to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of the Portfolio are currently classified into two classes, the Class A shares and the Class B shares.



    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.


REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN


    Chase is the Fund's Custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.


DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          TECHNOLOGY PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


                                 If you need assistance in filling out this form for the
      ACCOUNT INFORMATION        Morgan Stanley Institutional Fund, Inc., please contact your
      Fill in where applicable   Morgan Stanley representative or call us toll free
                                 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund
      for additional documents
      that may be required to
      set up account and to
      authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in
      completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.


/ / Non-Resident Alien


Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.

  C)  TAXPAYER                   Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION             taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)

      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                                 OR
                                 1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                 IDENTIFICATION NUMBER           ("SSN")
                                 ("TIN")
                                                                 OR
                                 2.                             TIN                                SSN
                                                                 OR
                                  TIN                                                           SSN
                                 IMPORTANT TAX INFORMATION
                                 You (as a payee) are required by law to provide us (as payer)
                                 with your correct TIN(s) or SSN(s). Accounts that have a
                                 missing or incorrect TIN(s) or SSN(s) will be subject to
                                 backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your
                                 correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                 Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an
                                 overpayment of taxes, a refund may be obtained.
                                 You may be notified that you are subject to backup withholding under Section 3406(a)(1)(C) of the Internal Revenue Code
                                 because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND              For Purchase of the following
      CLASS SECTION              Portfolio:                      / / Class A Shares
      (Class A shares minimum    Technology Portfolio            $ / / Class B Shares $
      $250,000 for the                                           Total Initial Investment
      Portfolio and Class B                                      $
      shares minimum $50,000
      for the Portfolio).
      Please indicate class and
      amount.



  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio
      and manner of payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       - - - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your Bank Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City        State Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the Fund to        City                                         State                                         Z
      mail duplicate statements  Code
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
           IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
           NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
           WITHHOLDING.
       / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL
           SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR
           CORRECT SSN(S) OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.

/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                         Date must sign)         Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    6
Investment Objective and Policies.................   10
Additional Investment Information.................   10
Investment Limitations............................   19
Management of the Fund............................   20
Purchase of Shares................................   21
Redemption of Shares..............................   24
Account Policies and Services.....................   26
Valuation of Shares...............................   27
Performance Information...........................   28
Dividends and Capital Gains Distributions.........   28
Taxes.............................................   29
Portfolio Transactions............................   30
General Information...............................   31
Account Registration Form


                              TECHNOLOGY PORTFOLIO

                               A PORTFOLIO OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  INCORPORATED

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
--------------------------------------------------------------------------------

                             ASIAN EQUITY PORTFOLIO
                           JAPANESE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Asian Equity and Japanese Equity Portfolios (each, a "Portfolio" and collectively, the "Portfolios"). The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the Portfolios are offered with no sales charge, exchange fee or redemption fee.


    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated May 1, 1998 as supplemented through September 26, 1997, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
    PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of each Portfolio listed below will incur.

                                                                                        ASIAN EQUITY     JAPANESE EQUITY
SHAREHOLDER TRANSACTION EXPENSES                                                          PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------  ---------------  -----------------
Maximum Sales Load Imposed on Purchases
  Class A............................................................................          None              None
  Class B............................................................................          None              None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A............................................................................          None              None
  Class B............................................................................          None              None
Deferred Sales Load
  Class A............................................................................          None              None
  Class B............................................................................          None              None
Redemption Fees
  Class A............................................................................          None              None
  Class B............................................................................          None              None
Exchange Fees
  Class A............................................................................          None              None
  Class B............................................................................          None              None


                                                     ASIAN
                                                    EQUITY     JAPANESE EQUITY
ANNUAL FUND OPERATING EXPENSES                     PORTFOLIO      PORTFOLIO
------------------------------------------------  -----------  ---------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)*
  Class A.......................................           %              %
  Class B.......................................           %              %
12b-1 Fees
  Class A.......................................        None           None
  Class B.......................................       0.25%          0.25%
Other Expenses
  Class A.......................................           %              %
  Class B.......................................           %              %
                                                  -----------       -------
Total Operating Expenses (Net of Fee Waivers)*
  Class A.......................................           %              %
  Class B.......................................           %              %
                                                  -----------       -------
                                                  -----------       -------



 * The Adviser has agreed to waive its management fees and/or reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each of the Portfolios to exceed a specified percentage of its respective average daily net assets. As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund." Set forth below, for each Portfolio, as applicable, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percentage of average daily net assets of the Class A and Class B shares of the Portfolios.



                                                                                           TOTAL
                                                                                     OPERATING EXPENSES
                                                                                           ABSENT
                                                                  MANAGEMENT            FEE WAIVERS
                                                                FEES ABSENT FEE  --------------------------
PORTFOLIO                                                           WAIVERS        CLASS A       CLASS B
--------------------------------------------------------------  ---------------  ------------  ------------
Asian Equity..................................................         0.80%               %             %
Japanese Equity...............................................         0.80%               %             %

    The purpose of the table is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. Expenses and fees are based on actual figures for the fiscal year ended December 31, 1997. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The following example is based on total operating expenses of the Portfolios after fee waivers.



                                               3       5       10
                                     1 YEAR  YEARS   YEARS    YEARS
                                     ------  ------  ------  -------
Asian Equity Portfolio
  Class A..........................  $       $       $       $
  Class B..........................
Japanese Equity Portfolio
  Class A..........................
  Class B..........................


    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following tables provide financial highlights for the Class A and Class B shares of the Portfolios for each of the periods presented. The audited financial highlights for each of the Portfolio's shares for each of the periods presented are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. Each Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also incorporated by reference into the Statement of Additional Information. Additional performance information is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. After October 31, 1992, the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with financial statements and notes thereto.

                             ASIAN EQUITY PORTFOLIO

                                                                          CLASS A
                           -----------------------------------------------------------------------------------------------------
                                                                                                       TWO MONTHS
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED       YEAR ENDED
                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   OCTOBER 31,
                               1997           1996           1995           1994           1993           1992          1992
                           ------------   ------------   ------------   ------------   ------------   ------------   -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....                   $ 19.48        $  21.54       $  26.20       $  13.11       $  13.63       $  9.67
                           ------------   ------------   ------------   ------------   ------------   ------------   -----------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)...................                      0.17            0.18           0.11           0.10           0.01          0.14
  Net Realized and
   Unrealized Gain (Loss)
   on Investments........                      0.50            1.11          (4.15)         13.38          (0.53)         3.86
                           ------------   ------------   ------------   ------------   ------------   ------------   -----------
    Total from Investment
     Operations..........                      0.67            1.29          (4.04)         13.48          (0.52)         4.00
                           ------------   ------------   ------------   ------------   ------------   ------------   -----------
DISTRIBUTIONS
  Net Investment
   Income................                     (0.15)          (0.34)         (0.09)         (0.01)            --         (0.04)
  In Excess of Net
   Investment Income.....                     (0.00)+         (0.00+            --          (0.13)            --            --
  Net Realized Gain......                     (1.27)          (3.01)         (0.53)         (0.12)            --            --
  In Excess of Net
   Realized Gain.........                        --              --             --          (0.13)            --            --
                           ------------   ------------   ------------   ------------   ------------   ------------   -----------
    Total
     Distributions.......                     (1.42)          (3.35)         (0.62)         (0.39)            --         (0.04)
                           ------------   ------------   ------------   ------------   ------------   ------------   -----------
NET ASSET VALUE, END OF
 PERIOD..................                   $ 18.73        $  19.48       $  21.54       $  26.20       $  13.11       $ 13.63
                           ------------   ------------   ------------   ------------   ------------   ------------   -----------
                           ------------   ------------   ------------   ------------   ------------   ------------   -----------
TOTAL RETURN.............                      3.49%           6.87%        (15.81)%       105.71%         (3.82)%       41.50%
                           ------------   ------------   ------------   ------------   ------------   ------------   -----------
                           ------------   ------------   ------------   ------------   ------------   ------------   -----------
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of
   Period (Thousands)....                   $363,498       $314,884       $276,906       $287,136       $ 41,978       $41,017
  Ratio of Expenses to
   Average Net Assets
   (1)...................                      1.00%           1.00%          1.00%          1.00%          1.00%**       1.00%
  Ratio of Net Investment
   Income to Average Net
   Assets (1)............                      0.74%           0.97%          0.52%          0.83%          0.61%**       1.53%
  Portfolio Turnover
   Rate..................                        69%             42%            47%            18%            10%           33%
  Average Commission
   Rate#.................                   $0.0111             N/A            N/A            N/A            N/A           N/A

                                     CLASS B
                           ---------------------------
                                          PERIOD FROM
                                           JANUARY 2,
                            YEAR ENDED     1996*** TO
                           DECEMBER 31,   DECEMBER 31,
                               1997           1996
                           ------------   ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....                   $  19.55
                           ------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)...................                       0.11
  Net Realized and
   Unrealized Gain (Loss)
   on Investments........                       0.46
                           ------------   ------------
    Total from Investment
     Operations..........                       0.57
                           ------------   ------------
DISTRIBUTIONS
  Net Investment
   Income................                      (0.11)
  In Excess of Net
   Investment Income.....                         --
  Net Realized Gain......                      (1.27)
  In Excess of Net
   Realized Gain.........                         --
                           ------------   ------------
    Total
     Distributions.......                      (1.38)
                           ------------   ------------
NET ASSET VALUE, END OF
 PERIOD..................                   $  18.74
                           ------------   ------------
                           ------------   ------------
TOTAL RETURN.............                      2.92%
                           ------------   ------------
                           ------------   ------------
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of
   Period (Thousands)....                   $ 11,002
  Ratio of Expenses to
   Average Net Assets
   (1)...................                       1.25%**
  Ratio of Net Investment
   Income to Average Net
   Assets (1)............                       0.58%**
  Portfolio Turnover
   Rate..................                         69%
  Average Commission
   Rate#.................                    $0.0111


------------------------------

(1) Effect of voluntary
     expense limitation
     during the period:
      Per share benefit
       to net
       investment
       income............                  $0.05       $0.03           $0.04          $0.05          $0.02          $0.06
    Ratios before expense
     limitation:
      Expenses to Average
       Net Assets........                   1.25%       1.18%           1.20%          1.38%          2.02%**        1.63%
      Net Investment
       Income (Loss) to
       Average Net
       Assets............                   0.54%       0.79%           0.32%          0.45%        (0.41)%**        0.90%

(1)

                    $0.04

                     1.52%**

                     0.37%**



 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


  + Amount is less than $0.01 per share.

 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.52% of the trade amount.

                           JAPANESE EQUITY PORTFOLIO

                                                                          CLASS A                                 CLASS B
                                               -------------------------------------------------------------   -------------
                                                                                                PERIOD FROM
                                                                                                 APRIL 25,
                                                YEAR ENDED      YEAR ENDED      YEAR ENDED       1994* TO       YEAR ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                   1997           1996++           1995            1994            1997
                                               -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD.........                  $    9.27       $    9.83       $   10.00
                                               -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)...........                         --            0.04           (0.01)
  Net Realized and Unrealized Loss on
   Investments+..............................                      (0.13)          (0.40)          (0.16)
                                               -------------   -------------   -------------   -------------   -------------
    Total from Investment Operations.........                      (0.13)          (0.36)          (0.17)
                                               -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income......................                      (0.66)             --              --
  In Excess of Net Investment Income.........                      (0.52)          (0.20)             --
                                               -------------   -------------   -------------   -------------   -------------
    Total Distributions......................                      (1.18)          (0.20)             --
                                               -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD...............                  $    7.96       $    9.27       $    9.83
                                               -------------   -------------   -------------   -------------   -------------
                                               -------------   -------------   -------------   -------------   -------------
TOTAL RETURN.................................                      (1.40)%         (3.64)%         (1.70)%
                                               -------------   -------------   -------------   -------------   -------------
                                               -------------   -------------   -------------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)......                  $ 152,229       $ 119,278       $  50,332
  Ratio of Expenses to Average Net Assets
   (1).......................................                       1.00%           1.00%           1.00%**
  Ratio of Net Investment Income (Loss) to
   Average Net Assets (1)....................                      (0.04)%          0.15%          (0.10)%**
  Portfolio Turnover Rate....................                         38%             52%              1%
  Average Commission Rate#...................                    $0.0561             N/A             N/A


                                                PERIOD FROM
                                                JANUARY 2,
                                                1996*** TO
                                               DECEMBER 31,
                                                  1996++
                                               -------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $    9.25
                                               -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)...........      (0.02)
  Net Realized and Unrealized Loss on
   Investments+..............................      (0.14)
                                               -------------
    Total from Investment Operations.........      (0.16)
                                               -------------
DISTRIBUTIONS
  Net Investment Income......................      (0.64)
  In Excess of Net Investment Income.........      (0.51)
                                               -------------
    Total Distributions......................      (1.15)
                                               -------------
NET ASSET VALUE, END OF PERIOD...............  $    7.94
                                               -------------
                                               -------------
TOTAL RETURN.................................      (1.67)%
                                               -------------
                                               -------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)......     $3,431
  Ratio of Expenses to Average Net Assets
   (1).......................................       1.25%**
  Ratio of Net Investment Income (Loss) to
   Average Net Assets (1)....................      (0.26)%**
  Portfolio Turnover Rate....................         38%
  Average Commission Rate#...................    $0.0561


------------------------------

(1) Effect of voluntary expense limitation
     during the period:
      Per share benefit to net investment
       income (loss).........................                  $0.01           $0.06           $0.02                       $0.01
    Ratios before expense limitation:
      Expenses to Average Net Assets.........                   1.07%           1.20%           1.27%**                     1.31%**
      Net Investment Income (Loss) to Average
       Net Assets............................                  (0.11)%         (0.05)%         (0.37)%**                   (0.32)%**

  * Commencement of operations.

 ** Annualized


*** The Portfolio began offering Class B shares on January 2, 1996.


  + The amount shown for the year ended December 31, 1995 for a share outstanding throughout the year does not agree with the amount of aggregate net gains on investments for the year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

 ++ Per share amounts for the year ended December 31, 1996 are based on average outstanding shares.

 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period. For the year ended December 31, 1996, the average commission rate paid on trades on which commissions were charged was 0.43% of the trade amount.

                               PROSPECTUS SUMMARY

THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares, except for the International Small Cap and Municipal Money Market Portfolios which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:


    -The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    -The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    -The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.



    -The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.


    -The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the S&P 500 Index ("S&P 500").


    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.


    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:


    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.


    FIXED INCOME:

    -The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.


    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.



    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high-quality money market instruments with remaining maturities of one year or less.

    -
    The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high-quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

    THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of          , 1998, Morgan Stanley Asset Management
Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP) managed assets of approximately $ billion. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."


HOW TO INVEST


    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. The minimum initial investment, generally, is $500,000 for Class A shares of each Portfolio and $100,000 for Class B shares of each Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."



HOW TO REDEEM



    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."

RISK FACTORS



    Investing in each of the Portfolios entails certain risks and considerations of which an investor should be aware. The Portfolios' share prices and investment returns fluctuate and, when redeemed, an investment in the Portfolios may be worth more or less than its original cost. The investment policies of the Portfolios may entail the following risk factors:



    -
    EQUITY SECURITIES. Each Portfolio may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    -
    FIXED INCOME SECURITIES. The Japanese Equity Portfolio will be subject to credit risk and market risk associated with investment in fixed income securities. Credit risk is the possibility that an issuer may be unable to meet scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security.



    -
    FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.



    -
    EMERGING MARKET COUNTRY SECURITIES. The Asian Equity Portfolio may invest in emerging market country securities which entail risks typically associated with investment in more established foreign markets. However, these risks may be intensified due to higher volatility and less liquidity of emerging markets, possible political risks associated with the country of issuance and generally weaker financial condition of issuers in these markets.



    -
    DERIVATIVES. Each Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



    For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each Portfolio is described below, together with the policies each Portfolio will employ in its efforts to achieve its objective. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolios will attain their objectives. Each of the Portfolios invests in equity securities, which include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks. In addition to the investments and strategies described below, the Portfolios may invest in certain securities and obligations as set forth in "Additional Investment Information" and as described under "Investment Objectives and Policies" in the Statement of Additional Information. The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval.


THE ASIAN EQUITY PORTFOLIO


    The investment objective of the Asian Equity Portfolio is to provide long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in equity securities which are traded on recognized stock exchanges of the countries in Asia described below and in equity securities of companies organized under the laws of an Asian country whose business is conducted principally in Asia. The Portfolio does not intend to invest in equity securities which are principally traded in markets in Japan or in companies organized under the laws of Japan.


    The Portfolio will invest primarily in the more established Asian markets, including Hong Kong, Singapore, Malaysia, Thailand, the Philippines and Indonesia. The Portfolio may also invest in common stocks traded on markets in Taiwan, South Korea, India, Pakistan, Sri Lanka and other emerging markets that are open to foreign investment. There is no requirement that the Portfolio, at any given time, invest in any or all of the countries listed above or in any other Asian countries. The Portfolio has no set policy for allocating investments among the various Asian countries. Allocation of investments will depend on the relative attractiveness of the stocks of issuers in the respective countries. Government regulation and restrictions in many of the countries of interest may limit the amount, mode and extent of investment in companies of such countries.


    Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in common stocks of Asian countries. The Portfolio may also invest in Depositary Receipts of Asian issuers and equity securities traded in over-the-counter markets. The remaining portion of the Portfolio will be kept in any combination of debt instruments, bills and bonds of governmental entities in Asia and the United States, in notes, debentures and bonds of companies in Asia and in money market instruments. Pending investment or settlement, and for liquidity purposes, the Portfolio may invest in domestic, Eurodollar and foreign short-term money market instruments. The Portfolio may also invest in initial public offerings in the form of oversubscriptions or private placements. Such investments generally entail short-term liquidity risks.


    The Adviser's approach in selecting investments for the Portfolio is oriented to individual stock selection, and is value driven. In selecting stocks for the Portfolio, the Adviser initially identifies those stocks which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. The Adviser utilizes the research of a number of sources, including Morgan Stanley Capital International, an affiliate of the Adviser located in Geneva, Switzerland, in identifying attractive securities, and applies a number of proprietary screening criteria to identify those securities it believes to be undervalued.

Portfolio holdings are regularly reviewed and subjected to fundamental analysis to determine whether they continue to conform to the Adviser's value criteria. Securities which no longer conform to such value criteria are sold. The Adviser will analyze assets, revenues and earnings of an issuer. In selecting industries and particular issuers, the Adviser will evaluate costs of labor and raw materials, access to technology, export of products and government regulation. Although the Portfolio seeks to invest in larger companies, it may invest in medium-sized and small companies that, in the Adviser's opinion, have potential for growth.


THE JAPANESE EQUITY PORTFOLIO


    The investment objective of the Japanese Equity Portfolio is to provide long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of Japanese issuers. Under normal circumstances, the Portfolio will invest at least 80% of its total assets in securities of issuers that are organized under the laws of Japan, affiliates of Japanese companies (wherever organized or traded) and issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. The Portfolio currently intends to focus its investments in Japanese companies that have an active market for their shares and that the Adviser believes show a potential for above-average growth. In making investment decisions, the Adviser will consider, among other factors, the size of the company, its financial condition, its marketing and technical strengths and its competitiveness in its industry. The Portfolio anticipates that most equity securities of Japanese companies in which it invests, either directly or indirectly by means of Depositary Receipts or convertible debentures, will be listed on securities exchanges in Japan. The Portfolio may also invest in equity securities of Japanese companies that are traded in an over-the-counter market.



    The Portfolio also may invest in debt securities (issued by the Japanese government or by Japanese companies) when the Adviser believes that the potential for capital appreciation from investment in debt securities equals or exceeds that available from investment in equity securities. All debt securities in which the Portfolio may invest will be rated investment grade or, if unrated, of comparable quality as determined by the Adviser. The convertible securities in which the Portfolio may invest include bonds, notes, debentures, preferred stocks and other securities convertible into common stocks and may be fixed income or zero coupon debt securities. Prior to their conversion, convertible securities may have characteristics similar to non-convertible debt securities.



    [RISK FACTORS RELATING TO JAPANESE EQUITY PORTFOLIO. Investors should consider the following factors inherent in investment in Japan.]



    [TRADE ISSUES. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses ensuing therefrom, Japan is in a difficult phase in its relation with its trading partners, particularly the United States, where the trade imbalance is the greatest. Retaliatory action taken by such trading partners could affect the ability of Japanese companies to export goods to these countries, which could negatively impact the value of securities in the Portfolio.]



    [CURRENCY FACTORS. Over time, the yen has generally appreciated in relation to the U.S. dollar. The yen's appreciation would add to the returns of dollars invested through the Portfolio in Japan. A decline in the value of the yen would have the opposite effect, adversely affecting the value of the Portfolio in U.S. dollar terms.]



    [THE JAPANESE STOCK MARKET. Like other stock markets, the Japanese stock market can be volatile. A decline in the market may have an adverse effect on the availability of credit and on the value of the substantial stock holdings of Japanese companies, in particular, Japanese banks, insurance companies and other financial institutions. The common stocks of many Japanese companies continue to trade at high price-earnings ratios even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards. In addition, Japanese companies have tended historically to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.]


                       ADDITIONAL INVESTMENT INFORMATION


    DEPOSITARY RECEIPTS. The Portfolios may invest in Depositary Receipts, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts are or become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolios may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolios' investment policies, the Portfolios' investments in Depositary Receipts will be deemed to be investments in the underlying securities.



    FIXED INCOME SECURITIES. Each Portfolio will invest in fixed income (debt) securities. The market value of the fixed income securities in which a Portfolio invests will be affected by changes in the creditworthiness of issuers and will change in response to interest rate changes and other factors. Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates, the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuations as a result of changes in interest rates.


    FOREIGN CURRENCY FORWARD CONTRACTS. Each Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolios may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S. dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.


    FOREIGN INVESTMENT. Each Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securities exchanges and, therefore, securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since a Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and a Portfolio may incur costs in connection with conversions between various currencies.



    The Asian Equity Portfolio may also invest in emerging market country securities. Investing in emerging markets entails the risks associated with foreign investment described above, however, these risks may be intensified in emerging markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, trade difficulties and unemployment. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls and other protectionist measures imposed or negotiated by the countries in which they trade. There also are risks associated with the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the Portfolio's investments in those countries.


    The Asian Equity Portfolio may invest in securities of issuers located in Hong Kong. Hong Kong was established as a British colony in the 1840's and, until recently, was ruled by the British Government through an appointed Governor. Effective July 1, 1997, Hong Kong reverted to Chinese sovereignty and is governed as a Special Administrative Region of China. Although China has made certain commitments to preserve the economic and social freedoms enjoyed in Hong Kong during British rule, there can be no assurances China's commitments will be maintained. Action taken by the Chinese government which limits or causes uncertainty with regard to these economic and social freedoms could have an adverse affect on the Portfolio's investments in securities of issuers located in Hong Kong.


    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of the Portfolio's total assets.



    MONEY MARKET INSTRUMENTS. The Portfolios are permitted to invest in money market instruments, although each Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Consistent with their investment policies, each Portfolio may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolios may invest in money market instruments for temporary defensive purposes during adverse market conditions. The money market investments permitted for the Portfolios include: obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.


    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Asian Equity Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.


    As a general matter, the Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Also, as a general matter, the Portfolio may not invest more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933, as amended (the "1933 Act"). However, the Portfolio may invest up to 25% of its total assets in liquid Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.


    REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolio may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which a Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Portfolio will maintain with the Custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of each Portfolio not to enter into when-issued commitments or delayed delivery securities exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.



DERIVATIVE PRODUCTS (DERIVATIVES)



    The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, each Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.

    The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. The Portfolios will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.



    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.



    Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Portfolios may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.



    The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



    In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolios may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.



    The Portfolios may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolios may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolios may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



    Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that a Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



    Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives a Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolios may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

                             INVESTMENT LIMITATIONS


    Each Portfolio is a diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and is therefore subject to the following limitations: (i) as to 75% of its total assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and (ii) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.


    Each Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of such Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental investment limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. Set forth below as an annual percentage of average daily net assets are the management fees payable to the Adviser quarterly by each Portfolio pursuant to the terms of the Investment Advisory Agreement. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause total annual operating expenses of the Portfolios to exceed the maximums set forth in the table below.


                                                                    MAXIMUM TOTAL ANNUAL
                                                                         OPERATING
                                              MANAGEMENT FEES    EXPENSES AFTER FEE WAIVERS
                                                ABSENT FEE       --------------------------
PORTFOLIO                                         WAIVERS          CLASS A       CLASS B
------------------------------------------  -------------------  ------------  ------------
Asian Equity                                         0.80%             1.00%         1.25%
Japanese Equity                                      0.80%             1.00%         1.25%


    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At
           , 1998, the Adviser, together with its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP), managed assets of approximately $ billion. See "Management of the Fund" in the Statement of Additional Information.


    PORTFOLIO MANAGERS. The following individuals have primary portfolio management responsibility for the Portfolios noted below:


    ASIAN EQUITY PORTFOLIO -- EAN WAH CHIN AND VINOD SETHI.Ean Wah Chin is a Managing Director of Morgan Stanley and the Adviser. She has been primarily responsible for managing the Portfolio's assets since its inception. Prior to joining Morgan Stanley in 1986, Ms. Chin spent eight years with the Monetary Authority of Singapore and the Government of Singapore Investment Corporation, where she was a portfolio manager of one of the largest portfolios in Asia. Vinod Sethi joined the Adviser in 1989 and since then, has been actively involved in the Adviser's emerging market group. Mr. Sethi is a Managing Director of Morgan Stanley and the Adviser and is the Adviser's Chief Investment Officer for the Asian region. He received his undergraduate degree in Chemical Engineering from I.I.T. (Bombay) and his M.B.A. from New York University School of Business.



    JAPANESE EQUITY PORTFOLIO -- JOHN R. ALKIRE AND KUNIHIKO SUGIO. John R. Alkire is a Managing Director of Morgan Stanley and the Adviser. He has been primarily responsible for managing the Portfolio's assets since June 1997. Mr. Alkire joined the Adviser in 1981 to initiate foreign equity sales and trading to Pacific basin institutions. He was appointed President of Morgan Stanley Investment Advisory, Japan in October 1993. Prior to 1993, he specialized in Japanese warrants and cash equity sales and trading to Japanese financial institutions in the Tokyo office. Mr. Alkire is a graduate of University of Victoria Canada. Kunihiko Sugio, a Principal of Morgan Stanley and the Adviser, joined the Adviser in December 1993 and manages dedicated Japanese equity portfolios. He has been primarily responsible for managing the Portfolio's assets since its inception. Prior to joining the Adviser, he worked with Baring International Investment Management, Tokyo, where he was a Director and fund manager. He graduated from Wakayama Kokuritsu University.



    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.


    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Multiclass Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive from each Multiclass Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.



    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountant's fees, custodial fees and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                               PURCHASE OF SHARES



    Class A shares of each Portfolio and Class B shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of each Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:

    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:
       The Chase Manhattan Bank
       One Manhattan Plaza
       New York, NY 10081-1000
       ABA# 021000021
       DDA# 910-2-733293
       Attn: Morgan Stanley Institutional Fund, Inc.
       Ref: (Portfolio name, your account number, your account name) Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -[portfolio name]" to:



       Morgan Stanley Institutional Fund, Inc.
       P.O. Box 2798
       Boston, Massachusetts 02208-2798



    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for each Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of each Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.

                              REDEMPTION OF SHARES



    Class A and Class B shares of each Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2.  Any required signature guarantees; and



    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.



    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolios. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of each Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the Portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the Portfolios.



                              VALUATION OF SHARES



    The net asset value per share of a class of shares of each of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of each class of the Portfolio. Net asset value is calculated separately for each class of the Portfolios. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.



    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.



    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price for such currencies against the U.S. dollar last quoted by a major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expenses charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise the "total return" for each class of a Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    Each of the Portfolios may advertise "total return" which shows what an investment in a class of a Portfolio would have earned over a specified period of time (such as one, five or ten years) assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolios' shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.


    Each Portfolio expects to distribute substantially all of its taxable net investment income in the form of annual dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in a Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolios will differ at times. Expenses of the Portfolios allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolios or their shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.


    Each Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally not qualify for the dividends-received deduction for corporate shareholders. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.



    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.


    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss, including any available capital loss carryforwards) prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


    The sale, exchange or redemption of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceed or are less than the shareholder's adjusted tax basis in the sold, exchanged or redeemed shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Portfolio is liable for foreign income taxes so withheld, each Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although each Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that each Portfolio will be able to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER

    The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies. As portfolio turnover increases, the Portfolios may expect to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each Portfolio are currently classified into two classes, the Class A shares and the Class B shares.


    The shares of each Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as defined in the 1940 Act) such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.


    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN


    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs sub-custodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.


DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
  ASIAN EQUITY AND JAPANESE EQUITY PORTFOLIOS
   P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


      ACCOUNT INFORMATION                            If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable                       Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.
         First Name    Initial         Last Name
2.
         First Name    Initial         Last Name
         First Name    Initial         Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien

Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.


  C)  TAXPAYER                                       Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                                 taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2.   JOINT TENANTS
           (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
           TENANCY IN COMMON
           IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                                                          OR
                                                     1.         TAXPAYER IDENTIFICATION                      SOCIAL SECURITY
                                                     NUMBER ("TIN")                                NUMBER ("SSN")
                                                                                              OR
                                                     2.                             TIN
                                                                                                                             SSN
                                                                                              OR
                                                     TIN
                                                                                                                             SSN
                                                     IMPORTANT TAX INFORMATION
                                                     You (as a payee) are required by law to provide us (as payer) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect
                                                     TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                                     Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                                                     You may be notified that you are subject to backup withholding under
                                                     Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                        For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION                        Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000     Asian Equity Portfolio
      for each Portfolio and Class B       Japanese Equity Portfolio
      shares minimum $100,000 for each
      Portfolio). Please indicate
      Portfolio, class and amount.
                                                                           Total Initial Investment $


  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio
      and manner of payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                     -- - - - - - - - - - -- - -
                            Name of Portfolio                                                   Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                 -- - - - - - - - - - -- - -
                                                                                      Account No.               (Check
                                                                                (Previously assigned by the Fund)     Digit)
                                                                                                                          Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your Bank Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City  State  Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                                Name
      In addition to the account
      statement sent to my/our registered
      address, I/we hereby authorize the                                                                   Address
      Fund to mail duplicate statements
      to the name and address provided at  City         State         Zip Code
      right.

  I)  DEALER
      INFORMATION
                                           Representative Name              Representative No.             Branch
                                           No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):

/ / U.S. CITIZEN(S)/TAXPAYER(S):

      / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
          IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
          SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
          EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
          NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE
          SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
          REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
          ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
          WITHHOLDING.

      / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE HAVE
          APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY
          ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF
          I/ WE DO NOT PROVIDE EITHER NUMBER TO CHASE GLOBAL FUNDS
          SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS
          APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN(S)
          OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP
          WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE
          PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU MAY REQUEST SUCH
          FORM BY CALLING CGFSC AT 800-282-4404.

/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature            Date            must sign)      Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    7
Investment Objectives and Policies................   11
Additional Investment Information.................   13
Investment Limitations............................   21
Management of the Fund............................   21
Purchase of Shares................................   23
Redemption of Shares..............................   26
Account Policies and Services.....................   27
Valuation of Shares...............................   29
Performance Information...........................   30
Dividends and Capital Gains Distributions.........   30
Taxes.............................................   31
Portfolio Transactions............................   32
General Information...............................   33
Account Registration Form


                             ASIAN EQUITY PORTFOLIO
                           JAPANESE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)
                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser

                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                           U.S. EQUITY PLUS PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and nondiversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and Class B shares of the U.S. Equity Plus Portfolio (the "Portfolio"). The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the Portfolio are offered with no sales charge, exchange fee or redemption fee.


    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
   AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
    PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.     ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates all expenses and fees that a shareholder of the U.S. Equity Plus Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A.....................................................................................       None
  Class B.....................................................................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A.....................................................................................       None
  Class B.....................................................................................       None
Deferred Sales Load
  Class A.....................................................................................       None
  Class B.....................................................................................       None
Redemption Fees
  Class A.....................................................................................       None
  Class B.....................................................................................       None
Exchange Fees
  Class A.....................................................................................       None
  Class B.....................................................................................       None


ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A.....................................................................................          %
  Class B.....................................................................................          %
12b-1 Fees
  Class A.....................................................................................       None
  Class B.....................................................................................      0.25%
Other Expenses
  Class A.....................................................................................          %
  Class B.....................................................................................          %
                                                                                                ---------
Total Operating Expenses (Net of Fee Waivers or Expense Reimbursements)*
  Class A.....................................................................................          %
  Class B.....................................................................................          %
                                                                                                ---------
                                                                                                ---------


--------------


* The Adviser has agreed to waive its management fees and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed a specified percentage of its average daily net assets. Absent the fee waiver, the management fee would be 0.45%. Absent the fee waivers and/or expense reimbursements, the Portfolio's total operating expenses are expected to be % of the average daily net assets of the Class A shares and % of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Portfolio expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. Expenses and fees for the Portfolio are based on estimates assuming that the average daily net assets of both the Class A and Class B shares of the Portfolio will be $50,000,000. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.



    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the table above, the Portfolio charges no redemption fees of any kind. The following example is based on the total operating expenses of the Portfolio after fee waivers.



                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                           -----------  -----------  -----------  -----------
  Class A................................................   $            $                *            *
  Class B................................................   $            $                *            *


------------------
* Because the Portfolio is new, the Fund has not projected expenses for the Portfolio beyond the three year period shown.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE PORTFOLIO IS NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS



    The following table provides financial highlights for the Class A and Class B shares of the U.S. Equity Plus Portfolio for the period presented. The audited financial highlights for the Portfolio's shares for the period presented are part of the Fund's financial statements which appear in the Fund's December 31, 1997 Annual Report to Shareholders and which are incorporated by reference into the Fund's Statement of Additional Information. The Portfolio's financial highlights for the period presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                           U.S. EQUITY PLUS PORTFOLIO



                                                                     CLASS A                 CLASS B
                                                              ---------------------   ---------------------
                                                                   PERIOD FROM             PERIOD FROM
                                                               AUGUST 1, 1997* TO      AUGUST 1, 1997* TO
                                                               DECEMBER 31, 1997+      DECEMBER 31, 1997+
                                                              ---------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $                       $
                                                                     -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).................................
  Net Realized and Unrealized Gain on Investments...........
                                                                     -------                 -------
    Total from Investment Operations........................
                                                                     -------                 -------
                                                                     -------                 -------
DISTRIBUTIONS
  Net Investment Income.....................................
  Net Realized Gain.........................................
                                                                     -------                 -------
    Total Distributions.....................................
                                                                     -------                 -------
NET ASSET VALUE, END OF PERIOD..............................        $                       $
                                                                     -------                 -------
                                                                     -------                 -------
TOTAL RETURN................................................                %                       %
                                                                     -------                 -------
                                                                     -------                 -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).......................        $                       $
Ratio of Expenses to Average Net Assets (1).................                %**                     %**
Ratio of Net Investment Income to Average Net Assets (1)....                %**                     %**
Portfolio Turnover Rate.....................................                %                       %
Average Commission Rate Per Share...........................        $                       $
----------------
(1) Effect of voluntary expense limitation during the
 period:
     Per share benefit to net investment income.............        $                       $
  Ratios before expense limitation:
     Expenses to Average Net Assets.........................                %**                     %**
     Net Investment Loss to Average Net Assets..............                %**                     %**



 * Commencement of Operations


** Annualized


 + Per share amounts for the period ended December 31, 1997 are based on average outstanding shares.

                               PROSPECTUS SUMMARY
THE FUND


    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares, except for the International Small Cap and Municipal Money Market Portfolios, which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of the Portfolio described in this Prospectus is as follows:


    -The U.S. EQUITY PLUS PORTFOLIO seeks long term capital appreciation by investing primarily in equity securities of issuers included in the Standard & Poor's 500 Index ("S&P 500").


    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover of this Prospectus. The investment objectives of these other portfolios are listed below.

    GLOBAL AND INTERNATIONAL EQUITY:

    -The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.


    -The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.
    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.


    -The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.
    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.
    -The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.
    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.
    -The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.
    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.
    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.
    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.


    -The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.


    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:


    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.


    FIXED INCOME:

    -The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.
    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.
    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.
    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.

    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.
    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

   THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and
each of its portfolios. As of            , 1998, Morgan Stanley Asset Management
Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherred, LLP) managed assets of approximately $ billion. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."


HOW TO INVEST


    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. The minimum initial investment, generally, is $500,000 for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."


HOW TO REDEEM


    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."

RISK FACTORS



    Investing in the Portfolio entails certain risks and considerations of which an investor should be aware. The Portfolio's share price and investment returns fluctuate and, when redeemed, an investment in the Portfolio may be worth more or less than its original cost. The investment policies of the Portfolio may entail the following risk factors:



    -EQUITY SECURITIES. The Portfolio may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.



    -DERIVATIVES. The Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.



    For additional information about risk factors, see also "Investment Objectives and Policies" and "Additional Investment Information."

                       INVESTMENT OBJECTIVE AND POLICIES


    The Portfolio's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of issuers included in the S&P 500. The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolio will attain its objective. Other investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval. In addition to the investments and strategies described below, the Portfolio may invest in certain securities and obligations as set forth in "Additional Investment Information" and as described under "Investment Objectives and Policies" in the Statement of Additional Information.



    The Portfolio seeks a total return that exceeds the return of the S&P 500 with price volatility similar to that of the S&P 500. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of its assets in U.S. equity securities (including American Depositary Receipts ("ADRs")) and at least 80% of its assets in equity securities. In addition, the Portfolio may enter into securities index futures contracts that are traded on recognized securities or futures exchanges. The Portfolio may enter into such futures contracts as an efficient way to initiate an investment in a basket of securities and/or to gain equity market exposure with small cash balances.


    The S&P 500 is a widely recognized, unmanaged index of U.S. equity market activity. The performance of the S&P 500 is based upon the aggregate performance of a selected portfolio of publicly traded common stocks which are market value weighted (shares outstanding times stock price) so that each company's influence on index performance is directly proportional to its market value. The S&P 500 includes monthly adjustments to reflect reinvestment of dividends and other distributions thereby reflecting the total return of the securities comprising the index. The S&P 500 is produced by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). "Standard & Poor's", "S&P" and "S&P 500" are trademarks of S&P and have been licensed for use by Morgan Stanley.

    The Adviser's approach in selecting among the issuers comprising the S&P 500 is both value and growth driven. By applying its proprietary portfolio management process, the Adviser will seek to identify those securities which it believes to be undervalued and/or to have superior growth potential. In constructing the Portfolio's investment portfolio, the Adviser will apply a systematic stock screening and selection process using current and historical stock prices, earnings, cash flow, dividend yield information, consensus earnings and earnings growth forecasts, and Morgan Stanley analyst recommendations for the stocks represented in the S&P 500, as well as other economic variables. In the selection process, the Adviser seeks to produce a portfolio of stocks and portfolio weightings thereof which maximizes the expected performance of the Portfolio relative to the S&P 500 while maintaining a stable difference between the return of the Portfolio and the return of the index.


                       ADDITIONAL INVESTMENT INFORMATION


    AMERICAN DEPOSITARY RECEIPTS. The Portfolio may invest in ADRs. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include

American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use in securities markets outside the United States.

    CONVERTIBLE SECURITIES AND WARRANTS. The Portfolio may invest in securities such as convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.


    FOREIGN CURRENCY FORWARD CONTRACTS. The Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolio may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S. dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.



    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of the Portfolio's total assets.



    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Consistent with its investment policies, the Portfolio may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolio may invest in money market instruments for temporary defensive purposes during adverse market conditions. The money market investments permitted for the Portfolio include: obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.


    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolio may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which a Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. The Portfolio will maintain with the custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.



DERIVATIVE PRODUCTS (DERIVATIVES)



    The Portfolio is permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objective of the Portfolio. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, the Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.

    The Portfolio may use derivative products under a number of different circumstances to further its investment objective. For example, the Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. The Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolio also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by the Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objective and policies. The Portfolio will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by the Portfolio's investment policies, and then only in a manner consistent with such policies.



    The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio will be less favorable than it would have been if these investment techniques had not been used.



    Some of the derivative products in which the Portfolio may invest and some of the risks related thereto are describe in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



    The Portfolio may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.



    The Portfolio may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolio may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



    In some cases, the Portfolio may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolio will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolio may utilize futures contracts, forward contracts and related options are as follows:



    The Portfolio may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolio may also purchase and sell foreign currency futures to hedge its respective holdings and commitments against changes in the level of future currency rates or to adjust its exposure to a particular currency.



    The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolio may engage in such transactions to hedge its holdings of debt instruments against future changes in interest rates or for other purposes.



    The Portfolio may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolio may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



    Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that the Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



    Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), the Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



    The Portfolio may seek to increase its returns or may hedge its portfolio investments through options transactions with respect to individual securities, indices or baskets in which the Portfolio may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



    The Portfolio may purchase put and call options. Purchasing a put option gives the Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives the Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



    The Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. The Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, the Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



    By writing an option, the Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolio may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



    There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolio's use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS, COLLARS AND FLOORS



    Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolio, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. The Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



    Caps, collars and floors are privately-negotiated option-based derivative products. The Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



    Swaps, caps, collars and floors are credit-intensive products. When the Portfolio enters into a swap transaction it bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which the Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, the Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, the Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, the Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



    Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss will consist of the payments that the Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



    Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolio may use structured notes to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


                             INVESTMENT LIMITATIONS


    The Portfolio is a diversified investment company and is therefore subject to the following fundamental limitations: as to 75% of its total assets, the Portfolio may not (i) invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies, and instrumentalities; or
(ii) own more than 10% of the outstanding voting securities of any one issuer.

    The Portfolio also operates under certain investment restrictions that are deemed fundamental investment limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information."

                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from the Portfolio an annual management fee, payable quarterly, equal to 0.45% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to a reduction in the fees payable to it and/or to reimburse the Portfolio, if necessary, if such fees would cause total annual operating expenses of the Portfolio to exceed 0.80% of the average daily net assets of the Class A shares of the Portfolio and 1.05% of the average daily net assets of the Class B shares of the Portfolio.



    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit
services. At       , 1998, the Adviser, together with its affiliated
institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP), managed assets of approximately $ billion. See "Management of the Fund" in the Statement of Additional Information.



    PORTFOLIO MANAGERS. NARAYAN RAMACHANDRAN AND EUGENE FLOOD JR. Narayan Ramachandran joined the Adviser in 1996. He is a Principal of the Adviser and Morgan Stanley and leads the quantitative equity strategies effort of the Structured Asset Management business at the Adviser. He was previously Managing Director at RogersCasey Associates, Inc. ("RogersCasey"), an investment consulting and special assets advisory firm based in Darien, Connecticut. As President of RogersCasey's investment advisory subsidiary, he was responsible for leading the special assets advisory business with $2 billion in assets under management. Prior to that, he was Director of Research for RogersCasey, with his research efforts focused on quantitative investment models. He has a B.S. in Chemical Engineering from the Indian Institute of Technology in Bombay and an M.B.A. from the University of Michigan at Ann Arbor. Eugene Flood joined Morgan Stanley in 1987. He is a Senior Equity Portfolio Manager of Structured Asset Management and a Principal of the Adviser and Morgan Stanley. He has traded a broad spectrum of instruments including equities, fixed income, foreign exchange and commodities. Additionally, he has consulted for a variety of private sector companies and government agencies. Prior to joining Morgan Stanley, Dr. Flood was on the faculty of Stanford University's Graduate School of Business, where he taught Finance. Dr. Flood received an A.B. in Economics from Harvard University and a Ph.D. in Economics from the Massachusetts Institute of Technology.

    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.


    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.


    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.



    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.

                               PURCHASE OF SHARES



    Class A shares and Class B shares of the Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of the Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT



    The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of the Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.



METHODS OF PURCHASE



    Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolio by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



    FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:



    1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



    2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:



        The Chase Manhattan Bank
       One Manhattan Plaza
       New York, NY 10081-1000
       ABA# 021000021
       DDA# 910-2-733293
       Attn: Morgan Stanley Institutional Fund, Inc.
       Ref: (Portfolio name, your account number, your account name)



Please call the Fund at 1-800-548-7786 prior to wiring the funds.



    3. Complete and sign the Account Registration Form and mail it to the address shown thereon.

    When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



    BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



    CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]" to:



    Morgan Stanley Institutional Fund, Inc.
    P.O. Box 2798
    Boston, Massachusetts 02208-2798



    The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



    INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for the Portfolio as of the close of the previous business day.



    ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 for the Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



    Class A and Class B shares of the Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



    CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



    CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.



    INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                              REDEMPTION OF SHARES



    Class A and Class B shares of the Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.



METHODS OF REDEMPTION



    Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.



    BY MAIL. The Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following:



    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



    2. Any required signature guarantees; and



    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.



    Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



    BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



    REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



    The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.



    To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                         ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



    You may exchange shares of the Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



    Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



    BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio: (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



    BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.



TRANSFER OF REGISTRATION



    You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



    The Fund does not issue share certificates for the Portfolio. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



    Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of the Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



    Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the portfolio.



                              VALUATION OF SHARES



    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.



    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.


    The value of other assets and securities for which quotations are not readily available (including restricted securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedure are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    The Portfolio may advertise"total return" which shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.


    The Portfolio expects to distribute substantially all of its taxable net investment income in the form of annual dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.

    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.


    The Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, the excess of net short-term capital gain over net long-term capital loss) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by the Portfolio will generally qualify for the dividends-received deduction for corporate shareholders to the extent of qualifying dividend income received by the Portfolio from U.S. corporations. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.



    Distributions of net capital gains are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long the shareholder has held the Portfolio's shares. The Portfolio will send reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.


    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss, including any available capital loss carryforwards), prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



    The sale, redemption or exchange of shares will result in taxable gain or loss to the selling, redeeming or exchanging shareholder, depending upon whether the fair market value of the sale, redemption or exchange proceeds exceed or is less than the shareholder's adjusted tax basis in the sold, redeemed or exchanged shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gains distributions.



    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which offer only Class A shares.



    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.


REPORTS TO SHAREHOLDERS


    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.


    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    Chase is the Fund's Custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the

Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.


DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          U.S. EQUITY PLUS PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


                                 If you need assistance in filling out this form for the
      ACCOUNT INFORMATION        Morgan Stanley Institutional Fund, Inc., please contact your
      Fill in where applicable   Morgan Stanley representative or call us toll free
                                 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.
  First Name  Initial  Last Name
2.
  First Name  Initial  Last Name
  First Name  Initial  Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund
      for additional documents
      that may be required to
      set up account and to
      authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in
      completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien

Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.
Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.


  C)  TAXPAYER                   Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION             taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor.
                                                                 OR
                                 1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                 IDENTIFICATION NUMBER           ("SSN")
                                 ("TIN")
                                                                 OR
                                 2.                             TIN                                SSN
                                                                 OR
                                                              TIN                                SSN
                                 IMPORTANT TAX INFORMATION
                                 You (as a payee) are required by law to provide us (as payer)
                                 with your correct TIN(s) or SSN(s). Accounts that have a
                                 missing or incorrect TIN(s) or SSN(s) will be subject to
                                 backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your
                                 correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                 Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an
                                 overpayment of taxes, a refund may be obtained.
                                 You may be notified that you are subject to backup withholding under Section 3406(a)(1)(C) of the Internal Revenue Code
                                 because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND              For Purchase of the following
      CLASS SECTION              Portfolio(s):                   / / Class A Shares
      (Class A shares minimum    U.S. Equity Plus Portfolio      $ / / Class B Shares $
      $500,000 and Class B                                       Total Initial Investment
      shares minimum $100,000).                                  $
      Please indicate class and
      amount.


  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio
      and manner of payment.


Payment by:
/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your Bank Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City        State Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the Fund to      City         State         Zip Code
      mail duplicate statements
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley
Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF PERJURY THAT THE INFORMATION ON
THIS APPLICATION IS COMPLETE AND CORRECT AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE
BOXES BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM IS/ARE THE CORRECT SSN(S) OR
           TIN(S) AND (2) I/WE ARE NOT SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE
           SERVICE ("IRS") THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO
           LONGER SUBJECT TO BACKUP WITHHOLDING.
       / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY,
           TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND
           THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE GLOBAL FUNDS SERVICES COMPANY ("CGFSC")
           WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT
           SSN(S) OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON
           DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS OR RESIDENTS AND I/WE ARE
EXEMPT FOREIGN PERSONS AS DEFINED BY THE INTERNAL REVENUE SERVICE.
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER
THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
(X)                                                 (X)
Signature         Date                              Signature (if joint account, both must sign)  Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Prospectus Summary................................    6
Investment Objective and Policies.................   10
Additional Investment Information.................   10
Investment Limitations............................   16
Management of the Fund............................   17
Purchase of Shares................................   19
Redemption of Shares..............................   21
Account Policies and Services.....................   23
Valuation of Shares...............................   24
Performance Information...........................   25
Dividends and Capital Gains Distributions.........   26
Taxes.............................................   26
Portfolio Transactions............................   27
General Information...............................   28
Account Registration Form


                           U.S. EQUITY PLUS PORTFOLIO

                               A PORTFOLIO OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  INCORPORATED

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
   -------------------------------------------------------------------------

                               MICROCAP PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers
redeemable shares in a   series   of   diversified   and   non-diversified
investment    portfolios ("portfolios").  The  Fund  is  designed  to
provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty-two portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the MicroCap Portfolio
(the "Portfolio"). Shares of the Portfolio are offered with no sales charge, exchange fee or redemption fee. The MicroCap Portfolio currently is not being offered.


    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan
Stanley  Asset Management   Inc.  as   Adviser  and   Administrator  (the
"Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Asian Real Estate, Emerging Markets, European Equity, European Real Estate, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios;
(ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio;
(iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information" dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR  HAS THE SECURITIES  AND EXCHANGE  COMMISSION
      PASSED  UPON  THE  ACCURACY  OR ADEQUACY  OF  THIS  PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolio will incur:


                                                            MICROCAP
SHAREHOLDER TRANSACTION EXPENSES                            PORTFOLIO
-------------------------------------------------------    -----------
Maximum Sales Load Imposed on Purchases
  Class A..............................................          None
  Class B..............................................          None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A..............................................          None
  Class B..............................................          None
Deferred Sales Load
  Class A..............................................          None
  Class B..............................................          None
Redemption Fees
  Class A..............................................          None
  Class B..............................................          None
Exchange Fees
  Class A..............................................          None
  Class B..............................................          None



                                                            MICROCAP
ANNUAL FUND OPERATING EXPENSES                              PORTFOLIO
-------------------------------------------------------    -----------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)*
  Class A..............................................         1.05%+
  Class B..............................................         1.05%+
12b-1 Fees
  Class A..............................................          None
  Class B..............................................         0.25%
Other Expenses
  Class A..............................................         0.45%+
  Class B..............................................         0.45%+
                                                           -----------
Total Operating Expenses (Net of Fee Waivers)*
  Class A..............................................         1.50%+
  Class B..............................................         1.75%+
                                                           -----------
                                                           -----------


------------------------

+  Estimated
* The Adviser has agreed to waive its management fees and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed a specified percentage of its average daily net assets. These reductions will become effective as of the inception of the Portfolio. As a result of these reductions, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund." Set forth below are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percent of average daily net assets of the Class A shares and Class B shares, respectively, of the Portfolio.






                                                                                         TOTAL OPERATING EXPENSES
                                                                                            ABSENT FEE WAIVERS
                                                               MANAGEMENT FEES ABSENT    ------------------------
PORTFOLIO                                                            FEE WAIVERS           CLASS A      CLASS B
------------------------------------------------------------  -------------------------  -----------  -----------
MicroCap....................................................              1.25%               1.50%+       1.75%+



------------------------------

+  Estimated.


    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The expenses and fees for the MicroCap Portfolio are based on estimates, assuming that the average daily net assets of the MicroCap Portfolio will be $50,000,000. Due to the continuous nature of Rule 12b-1 fees, long-term Class B shareholders may pay more than the equivalent of the maximum front-end charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (i) a 5% annual rate of return and (ii)
redemption at the end of each time period. As noted in the table above, the Portfolio charges no redemption fees of any kind. The example is based on total operating expenses of the Portfolio after fee waivers.


                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
MicroCap Portfolio*
  Class A..........................................................  $       15    $      47        *            *
  Class B..........................................................          18           55        *            *


------------------------------
* Because the MicroCap Portfolio has not yet commenced operations the Fund has not projected expenses beyond the 3-year period shown for the Portfolio.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    Financial highlights are not available for the MicroCap Portfolio as it has not yet commenced operations.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of thirty-two portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and Class B shares except the International Small Cap and Municipal Money Market Portfolios which offer only Class A shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of the Portfolio described in this Prospectus is as follows:

    - The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    The other portfolios of the Fund are described in other Prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The investment objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    - The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    - The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.

    - The ASIAN REAL ESTATE PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of companies in the Asian real estate industry.

    - The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    - The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    - The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    - The EUROPEAN REAL ESTATE PORTFOLIO seeks to provide current income and long-term capital appreciation by investing primarily in equity securities in the European real estate industry.

    - The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    - The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    - The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    - The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

    - The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    - The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    - The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    - The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    - The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    - The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    - The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in equity securities of small- to medium-sized companies which the Adviser believes to be undervalued.


    - The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies that, in the opinion of the Adviser, are expected to benefit from their involvement in technology and technology-related industries.

    - The U.S. EQUITY PLUS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers included in the Standard & Poor's 500 Index ("S&P 500").

    - The U. S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including substantial investment in real estate investment trusts.

    - The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:

    - The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of equity securities which the Adviser believes to be undervalued and fixed income securities.

    FIXED INCOME:

    - The EMERGING MARKETS DEBT PORTFOLIO  seeks high total return by  investing
      primarily   in  debt  securities  of  government,  government-related  and corporate issuers located in emerging countries.

    - The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    - The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

    - The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.

   - The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing in municipal obligations, the interest on which is exempt from federal income tax.


    MONEY MARKET:

    - The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    - The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.
     THE  CHINA GROWTH,  MICROCAP AND MORTGAGE-BACKED  SECURITIES PORTFOLIOS ARE
      CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT


     Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as investment adviser to the Fund and each of its portfolios. As of ______, 1998, Morgan Stanley Asset Management Inc. and its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP.) managed assets of approximately $____ billion. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."


HOW TO INVEST

    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. The minimum initial investment, generally, is $500,000 for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."


HOW TO REDEEM

    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request.
The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares" and "Redemption of Shares."



RISK FACTORS

    Investing in the Portfolio entails certain risks and considerations of which an investor should be aware. The Portfolio's share price and investment returns fluctuate and, when redeemed, an investment in the Portfolio may be worth more or less than its original cost. The investment policies of the Portfolio may entail the following risk factors:

    - EQUITY SECURITIES. The Portfolio may invest in equity securities. Prices of equity securities fluctuate in response to many factors, including the financial health of the issuers and changes in economic and market conditions.




    - FOREIGN INVESTMENT. The Portfolio may invest in the securities of foreign issuers. The risks of foreign investment include fluctuations in foreign currency values, political events affecting the country of issuance and potentially greater market volatility and lower liquidity.





    - DERIVATIVES. The Portfolio may invest in instruments that derive their values from those of specified securities, indices, currencies or other points of reference. These derivatives, including those used to manage risk, are themselves subject to the risks of the different markets in which they are traded and, therefore, may or may not serve their intended purposes.




For additional information about risk factors, see also
"Investment Objectives and Policies" and "Additional Investment
Information."

                       INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Portfolio is described below, together with the policies the Portfolio will employ in its efforts to achieve its objective. The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolio will attain its objective. In addition to the investments and strategies described below, the Portfolio may invest in certain securities and obligations as set forth in "Additional Investment Information" below and as described under "Investment Objectives and Policies" in the Statement of Additional Information. The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval.



THE MICROCAP PORTFOLIO

    The Portfolio's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of small domestic corporations and, to a limited extent as described below, foreign corporations. The production of any current income is incidental to this objective. Such companies generally have, at time of purchase, annual gross revenues of $150 million or less or market capitalizations of $250 million or less. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, and any similar equity interest, such as trust or partnership interests. Such equity securities may or may not pay dividends or distributions and may or may not carry voting rights.

    The Adviser employs a flexible investment program in pursuit of the Portfolio's investment objective. The Portfolio is not restricted to investments in specific market sectors. The Portfolio will invest in equity securities, including securities purchased in initial public offerings, of small companies that are early in their life cycle, but which, in the Adviser's judgement, have the potential to achieve long-term capital appreciation. The Adviser uses its judgment and research capabilities to assess economic, industry, market and company developments to select investments in promising companies that are expected to benefit from new technology or new products or services. In addition, the Adviser looks for special developments, such as research discoveries, changes in customer demand, rejuvenated management or basic changes in the economic environment. These situations are only illustrative of the types of investments the Portfolio may make. The Portfolio is free to invest in any equity security which in the Adviser's judgment provides above-average potential for capital appreciation.

    The Portfolio intends to manage its investments actively to accomplish its investment objective. Since the Portfolio has a long-term investment perspective, the Adviser does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Adviser may take advantage of short-term opportunities that are consistent with its objective.

    The Portfolio may invest up to 25% of its total assets at the time of purchase in securities of foreign companies. The Portfolio may invest in such securities of foreign issuers directly or in the form of Depositary Receipts. The Portfolio may enter into foreign currency forward contracts which provide for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments. The Portfolio will not enter into these commitments for speculative purposes. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

    The Portfolio may invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when, due to market conditions, it is more advantageous to purchase such securities than to purchase common stock. The Portfolio will not invest in debt securities that are not rated at least investment grade by either S&P or Moody's. Since the Portfolio invests in both common stocks and convertible securities, the risks of investing in the general equity markets may be tempered to a degree by the Portfolio's investments in convertible securities, which are often not as volatile as equity securities.

                       ADDITIONAL INVESTMENT INFORMATION

    CONVERTIBLE SECURITIES AND WARRANTS. The Portfolio may invest in securities such as convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.




    DEPOSITARY RECEIPTS. The Portfolio may invest in Depositary Receipts, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts are or become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.


    FIXED INCOME SECURTIES. The Portfolio will invest in fixed income (debt) securities. The market value of the fixed income securities in which the Portfolio invests will be affected by changes in the creditworthiness of issuers and will change in response to interest rate changes and other factors. Generally, the values of fixed income securities vary inversely with changes in interest rates, so that during periods of falling interest rates, the values of outstanding fixed income securities generally rise and during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuations as a result of changes in interest rates.

    FOREIGN CURRENCY FORWARD CONTRACTS. The Portfolio may enter into foreign currency forward contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. The Portfolio may use such contracts to protect against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, lock in the U.S. dollar value of dividends and interest on securities held by the Portfolio, and generally to protect the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. While forward contracts may limit losses as a result of exchange rate fluctuations, they will also limit any gains that might otherwise have been realized. The Portfolio's Custodian may be required to place cash or liquid securities in a segregated account in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts.

If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Portfolio's commitments with respect to such contracts.


    FOREIGN INVESTMENT. The Portfolio may invest in the securities of foreign issuers. Investment in securities of foreign issuers involves investment risks somewhat different from those affecting securities of U.S. issuers. The Portfolio's investments will be subject to political and economic events that affect the countries in which it invests. Foreign issuers may be subject to different accounting, auditing and financial standards and requirements. There also may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less trading volume than U.S. national securites exchanges and therefore, securities of some foreign issuers are less liquid and more volatile than securites of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. Investments in securities of foreign issuers are generally denominated in foreign currencies and, since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies.





    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of its total assets.

    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Consistent with its investment policies, the Portfolio may make money market investments pending other investment or settlement for liquidity. In addition, the Portfolio may invest in money market instruments for temporary, defensive purposes during adverse market conditions. The money market investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank obligations (including certificates of deposit), other debt securities and repurchase agreements.






    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities, with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolio may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.

     SMALL COMPANIES. Because the Portfolio seeks long-term capital appreciation by investing primarily in small companies, companies that are more vulnerable to financial and other risks than larger, more established companies, investment in the Portfolio may involve a higher degree of risk and price volatility than the general equity markets.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in certain short-term and medium-term debt obligations or hold cash. The short-term and medium-term debt obligations in which the Portfolio may invest consist of (i) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (ii) money market instruments; and (iii) instruments denominated in any currency issued by international development agencies.



    WHEN-ISSUED AND DELAYED  DELIVERY SECURITIES.   The Portfolio may
purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a segregated account of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolios not to enter into when-issued commitments exceeding in the aggregate 15% of the Portfolio's net assets other than the obligations created by these commitments.

DERIVATIVE PRODUCTS (DERIVATIVES)



     The Portfolio is permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to: futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objective of the Portfolio. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Exclusive of forward foreign currency contracts and any derivative products used for hedging purposes, the Portfolio will limit its use of derivative products to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.



     The Portfolio may use derivative products under a number of different circumstances to further its investment objective. For example, the Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. The Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolio also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by the Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objective and policies. The Portfolio will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by the Portfolio's investment policies, and then only in a manner consistent with such policies.



     The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio will be less favorable than it would have been if these investment techniques had not been used.



     Some of the derivative products in which the Portfolio may invest and some of the risks related thereto are described in more detail below.



FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS)



     The Portfolio may purchase and sell futures contracts, such as futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as for example, a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.



     The Portfolio may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolio may also use foreign currency forward contracts which are separately discussed elsewhere in this Prospectus. See "Foreign Currency Forward Contracts" above. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.



     In some cases, the Portfolio may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolio will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolio may utilize futures contracts, forward contracts and related options are as follows:




     The Portfolio may sell securities index futures contracts and/or index options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolio may also purchase and sell foreign currency futures to hedge its respective holdings and commitments against changes in the level of future currency rates or to adjust its exposure to a particular currency.



     The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolio may engage in such transactions to hedge its holdings of debt instruments against future changes in interest rates or for other purposes.



     The Portfolio may also purchase or sell futures and forwards on other financial instruments, such as U.S. Government securities and certificates of deposit. The value of these contracts also rises and falls inversely with changes in interest rates. The Portfolio may engage in financial futures and forward contracts for both hedging and non-hedging purposes.



     Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The risk that the Portfolio will be unable to close out a position will be minimized by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.



     Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), the Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.



OPTION TRANSACTIONS



     The Portfolio may seek to increase its returns or may hedge its portfolio investments through options transactions with respect to individual securities, indices or baskets in which the Portfolio may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on either the exchange-traded or over-the-counter markets.



     The Portfolio may purchase put and call options. Purchasing a put option gives the Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. Purchasing a call option gives the Portfolio a similar right, but not the obligation, to purchase the underlying. The purchaser pays a premium to the seller (also known as the writer) of the option.



     The Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. The Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, the Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.



     By writing an option, the Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolio may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.



     There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolio's use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.



INTEREST RATE, CURRENCY, COMMODITY AND EQUITY SWAPS, CAPS,
COLLARS AND FLOORS



     Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolio, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. The Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



     Caps, collars and floors are privately-negotiated option-based derivative products. The Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer.  In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk.  A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other
party.   As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor is not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.



     Swaps, caps, collars and floors are credit-intensive products. When the Portfolio enters into a swap transaction it bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which the Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, the Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, the Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, the Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.



     Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss will consist of the payments that the Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.



STRUCTURED NOTES



     Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Portfolio may use structured notes to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

                             INVESTMENT LIMITATIONS




    The MicroCap Portfolio is a non-diversified portfolio under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its assets in the securities of a small number of issuers and as a result will be subject to greater risk with respect to its portfolio securities. Nevertheless, the Portfolio intends to comply with more limited diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as regulated investment companies.


    The Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. For additional information on fundamental and non-fundamental investment limitations, see "Investment Limitations" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and the Portfolio. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. Set forth below as an annual percentage of average daily net assets are the management fees payable to the Adviser quarterly by the Portfolio pursuant to the terms of the Investment Advisory Agreement. The fees for the MicroCap Portfolio are higher than most investment companies because the Portfolio invests internationally. The Adviser believes that the fees are comparable to those of other investment companies that invest internationally. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the maximums set forth below.


                                                                  MAXIMUM TOTAL OPERATING
                                                                     EXPENSES AFTER FEE
                                                                           WAIVER
                                                                  ------------------------
                  PORTFOLIO                     MANAGEMENT FEE      CLASS A      CLASS B
---------------------------------------------  -----------------  -----------  -----------
MicroCap Portfolio                                     1.25%           1.50%        1.75%

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD") is the direct parent of the Adviser and Morgan Stanley. MSDWD is a preeminent global financial services firm that maintains leading market positions in each of its three primary business-securities, asset management and credit services. At ____, 1998, the Adviser, together with its affiliated institutional asset management companies (exclusive of Miller Anderson & Sherrerd, LLP), managed assets of approximately $________ billion. See "Management of the Fund" in the Statement of Additional Information.


    PORTFOLIO MANAGER. MARGARET K. JOHNSON. Margaret Johnson is a Principal of the Adviser and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined the Adviser in 1984 and worked as an Analyst in the Marketing and Fiduciary Advisor areas. Ms. Johnson became an Equity Analyst in 1986 and a Portfolio Manager in 1989. Prior to joining Morgan Stanley, she worked for the New York City PBS affiliate, WNET, Channel
13. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. Ms. Johnson has had primary responsibility for managing the Portfolio's assets since April 1991.

    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.



    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The officers of the Fund conduct and supervise its daily business operations.


    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.


    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.


    The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. Each Plan is designed to compensate the Distributor for its services in connection with distribution assistance. The Distributor may retain any portion of the fee that it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.

    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees, and printing and mailing costs) as specified in its agreements with the Adviser and Morgan Stanley.



                        PURCHASE OF SHARES


     Class A shares and Class B shares of the Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order. The net asset value per share of the Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business as of the close of trading of the NYSE, normally 4:00 p.m. Eastern Time (the "Pricing Time").



MINIMUM INVESTMENT


     The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of the Portfolio. These minimums may be waived at the discretion of the Adviser for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"), certain accounts managed by the Adviser and its affiliates ("Managed Accounts"), and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.


METHODS OF PURCHASE



     Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolio by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.



     FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:


     1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.



     2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:

          The Chase Manhattan Bank
          One Manhattan Plaza
          New York, NY 10081-1000
          ABA# 021000021
          DDA# 910-2-733293
          Attn: Morgan Stanley Institutional Fund, Inc.
          Ref: (Portfolio name, your account number, your account name) Please call the Fund at 1-800-548-7786 prior to wiring the funds.



     3. Complete and sign the Account Registration Form and mail it to the address shown thereon.



     When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern
Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the close of the FFWCC, will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an arrangement with Morgan Stanley, pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares on the following business day.



     BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and which bank is handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.



     CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -
[portfolio name]" to:



     Morgan Stanley Institutional Fund, Inc.
     P.O. Box 2798
     Boston, Massachusetts 02208-2798



     The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.



     INVESTMENT THROUGH FINANCIAL INTERMEDIARIES.  Certain
Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for the Portfolio as of the close of the previous business day.



     ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 for the Portfolio. The minimum additional investment may be lower for certain accounts, described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.



INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES



     Class A and Class B shares of the Portfolio may be subject to the involuntary conversion and redemption features described below. The conversion and redemption features may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.



     CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.



     CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares increases to $500,000 or more, whether due to shareholder purchases or market activity,
the Class B shares will convert to Class A shares.   Class B
shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.

     INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.



                       REDEMPTION OF SHARES


     Class A and Class B shares of the Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.



METHODS OF REDEMPTION


      Shares may be redeemed directly from the Fund by mail or by telephone. However, shares purchased through a Financial
Intermediary must be redeemed through a Financial Intermediary.
Certain Financial Intermediaries may charge an additional service or transaction fee.



      BY MAIL. The Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.



     "Good order" means that the request to redeem shares must include the following:


     1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



     2.   Any required signature guarantees; and



     3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.


     Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the

Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.



     BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.



     The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. An investor may be required to provide personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.



     REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through such Financial Intermediaries, as described above.



FURTHER REDEMPTION INFORMATION



     The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency conditions as determined by the Securities and Exchange Commission (the "Commission").



     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable rules of the Commission. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

     To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund or see the Statement of Additional Information for further information.



                  ACCOUNT POLICIES AND SERVICES



EXCHANGE FEATURES



     You may exchange shares of the Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject
to certain limitations.   You cannot exchange for shares of the
International Equity, Emerging Markets, Small Cap Value Equity, Balanced or Gold Portfolios because they are currently closed to new investors. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.



     Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. The class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request. Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election.
The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.



     BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include (i) the name, class of shares and account number of your current Portfolio; (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares; and (iii) the signatures of all registered account holders.



     BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio, and
(ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.

TRANSFER OF REGISTRATION



     You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares.



OTHER ACCOUNT INFORMATION



     The Fund does not issue share certificates for the Portfolio. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.



EXCESSIVE TRADING



     Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Consequently, the Fund may, in its discretion and in the interest of the Portfolio's shareholders and performance, bar a shareholder who trades excessively from making further share purchases for an indefinite
period.   The Fund considers excessive trading to be more than
one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, the following series of transactions would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and then exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (i) trades exclusively between money market portfolios, and (ii) trades made in connection with an asset allocation service managed or advised by the Adviser and/or any of its affiliates.



INVESTMENT IN PORTFOLIOS BY OTHER INVESTMENT ACCOUNTS



     Morgan Stanley or its affiliates, including Morgan Stanley
Asset Management Inc., manage investment accounts for other clients, including other investment companies, that invest in Class A or Class B shares of the portfolios. From time to time, one or more of the portfolios used for investment by these accounts may experience relatively large investments or redemptions due to investment decisions made on behalf of these accounts. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities.
It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of these transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also advises these investment accounts. The Adviser will monitor the impact of these transactions on the portfolio.




                              VALUATION OF SHARES


    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of a Portfolio. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.



    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which quotations are not readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar as quoted by a major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolios. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.


   The Portfolio may advertise "total return" which shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.


    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except when, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder elects to receive income dividends and capital gains distributions in cash.



    The Portfolio expects to distribute substantially all of its taxable net investment income in the form of annual dividends.

Net realized gains for the Portfolio, if any, after reduction for any available tax loss carryforwards will also be distributed annually.



    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.



    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.


                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.


    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.


    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.



    The Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally qualify for the dividends-received deduction for corporate shareholders only to the extent of the aggregate qualifying dividend income received by the Portfolio from U.S. corporations. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.


    Distributions of net capital gain are taxable to shareholders as a 20% rate gain distribution (taxed at a rate of 20%) or a 28% rate gain distribution (taxed at a rate of 28%), depending upon the designation by the Portfolio (such designation being dependent upon the holding period of the Portfolio in the underlying asset generating the net capital gain), regardless of how long shareholders have held their shares. The Portfolio will send reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.


    The Portfolio  intends   to  make  sufficient   distributions  or   deemed
distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss, including any available capital loss carryforwards), prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.



    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup
withholding. This  backup  withholding  is  not  an additional   tax,  and
any  amounts  withheld   may  be  credited  against  the shareholder's
ultimate U.S. tax liability.


    The sale, exchange or redemption of shares will result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceeds or is less than the shareholder's adjusted tax basis in the sold, exchanged or redeemed shares. If capital gains distributions have been made with respect to shares that are sold at a loss after being held for six months or less, however, the loss is treated as a long-term capital loss to the extent of the capital gains distributions.


    Conversions of shares between classes are not taxable events to the shareholder.


    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, it is not expected that the Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.


    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.

PORTFOLIO TURNOVER


    The Portfolio generally does not invest for short-term trading purposes, however, when circumstances warrant, the Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolio will not consider portfolio turnover rate a limiting factor in making investment
decisions  consistent  with   their respective objectives and policies. If
portfolio turnover exceeds 100%, the Portfolio may expect to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 40 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of the Portfolio are currently classified into two classes, the Class A shares and the Class B shares.


    The   shares  of   the  Portfolio,  when   issued,  will   be  fully  paid,
nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as defined in the 1940 Act) such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.


REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.


    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase   Global   Funds  Services   Company,   73  Tremont   Street,  Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
           MICROCAP PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM


                                                                    If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                                           Morgan Stanley Institutional Fund, Inc., please contact your
      Fill in where applicable                                      Morgan Stanley representative or call us toll free
                                                                    1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                               First
Name                          Initial                               Last Name
2.
                               First
Name                          Initial                               Last Name
                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.


3.

Type of Registration:  / / INCORPORATED  / / UNINCORPORATED         / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                         ASSOCIATION                                    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

/ / United States Citizen  / / Resident Alien
                   Street or P.O. Box
                   City
                   State                   Zip
Home Telephone No.                   Business Telephone No.

/ / Non-Resident Alien
Permanent Address (Where you reside permanently for tax purposes)
                   Street Address
                   City
                   Country                   Postal Code
Home Telephone No.                    Business Telephone No.

Current Mailing Address (If different from Permanent Address)
                   Street Address
                   City
                   Country
Postal Code
Home Telephone No.                   Business Telephone No.


  C)  TAXPAYER                                  Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                            taxpayers, this is your Social Security Number. OR
      NUMBER                                                                    SOCIAL SECURITY NUMBER
      1. INDIVIDUAL                             1.         TAXPAYER             ("SSN")
      2. JOINT TENANTS                          IDENTIFICATION NUMBER           ------------- -------------
         (RIGHTS OF SURVIVORSHIP PRESUMED       ("TIN")                         ------------- - - - - - - - -
      UNLESS                                    ------------ ------------       -
                                                ------------ - - - - - - - -
                                                -
                                                --
         TENANCY IN COMMON                      --        --                    OR
         IS INDICATED)                                                                                         SSN

      For Custodian account                     2.    TIN        - - - - - - -  ------------- -------------
      of a minor (Uniform                       -- - - -                        ------------- - - - - - - - -
      Gifts/Transfers to Minor.                                                 -
                                                                                OR
                                                --

      Acts), give the Social                    --        --     TIN        -                                  SSN
      Security Number of                        -- - - - - - - - - -            ------------- -------------
      the minor                                                                 ------------- - - - - - - - -
                                                                                -
                                                IMPORTANT TAX INFORMATION
                                                --
                                                --        --
                                                You  (as a payee) are required by law to provide us (as payer)
                                                with your  correct  TIN(s) or  SSN(s).  Accounts that  have  a missing  or  incorrect TIN(s)  or  SSN(s) will  be  subject to backup withholding at a  31% rate on dividends,  distributions and  other payments.  If you  have not  provided us  with your correct TIN(s) or SSN(s), you may be subject to a $50  penalty imposed by the Internal Revenue Service.
                                                Backup withholding is not an additional tax; the tax liability of  persons subject to  backup withholding will  be reduced by the amount  of  tax withheld.  If  withholding results  in  an
                                                overpayment    of   taxes,   a   refund   may   be   obtained.
                                                You may be notified that you are subject to backup withholding under Section  3406(a)(1)(C)  of  the  Internal  Revenue  Code
                                                because  you have  underreported interest or  dividends or you were required to,  but failed  to, file a  return which  would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                             For Purchase of the following
      CLASS SECTION                             Portfolio:                      / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000 for      MicroCap Portfolio
      the Portfolio and Class B shares
      minimum $100,000 for the Portfolio).
      Please indicate class and amount.

                                                                                Total Initial Investment $


  E)  METHOD OF
      INVESTMENT
      Please indicate, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--MicroCap Portfolio)


/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                                Name of Portfolio                     Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any) to
      OPTION                                    be reinvested in additional shares unless either box below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      AND EXCHANGE                    requests to wire redemption proceeds to
      OPTION                          the commercial bank indicated at right
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests
      shares by telephone. A          are believed to be authentic.
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated
      YOUR FUND ACCOUNT.              by telephone are genuine. These
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal
      NOT BE HONORED UNLESS THE BOX   identification information at the time
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your BANK Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY                          Name
      OPTION                                    Address
      In addition to the account statement      City         State         Zip Code
      sent to my/our registered address, I/we
      hereby authorize the Fund to mail
      duplicate statements to the name and
      address provided at right.

  I)  DEALER
      INFORMATION
                                                Representative Name                        Representative
                                                No.                            Branch
                                                No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund,
Inc. and agree to be bound by its terms.
  BY  SIGNING THIS APPLICATION,  I/WE HEREBY CERTIFY  UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT  AS REQUIRED  BY  FEDERAL LAW  (PLEASE CHECK  APPLICABLE  BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       /  / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
           IS/ARE THE  CORRECT SSN(S)  OR TIN(S)  AND (2)  I/WE ARE  NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT  FROM  BACKUP  WITHHOLDING;  (B)  I/WE  HAVE  NOT BEEN
           NOTIFIED BY THE  INTERNAL REVENUE SERVICE  ("IRS") THAT  I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US   THAT  I  AM/WE  ARE   NO  LONGER  SUBJECT  TO  BACKUP
           WITHHOLDING.
       / / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE,  I/WE
           HAVE  APPLIED, OR INTEND  TO APPLY, TO THE  IRS OR THE SOCIAL
           SECURITY  ADMINISTRATION  FOR  A  TIN  OR  A  SSN  AND   I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE  OF THIS APPLICATION  OR IF I/WE  FAIL TO FURNISH MY/OUR
           CORRECT SSN(S) OR TIN(S),  I/WE MAY BE  SUBJECT TO A  PENALTY
           AND  A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER PENALTIES  OF  PERJURY, I/WE  CERTIFY  THAT I/WE  ARE  NOT  U.S.
CITIZENS  OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.

THE INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO  ANY
PROVISION  OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                     Date must sign)              Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    5
Prospectus Summary................................    9
Investment Objective and Policies................   13
Additional Investment Information.................   16
Investment Limitations............................   24
Management of the Fund............................   24
Purchase of Shares................................   27
Redemption of Shares..............................   32
Shareholder Services..............................   33
Valuation of Shares...............................   34
Performance Information...........................   35
Dividends and Capital Gains Distributions.........   35
Taxes.............................................   36
Portfolio Transactions............................   38
General Information...............................   38
Account Registration Form


                               MICROCAP PORTFOLIO
                               A PORTFOLIO OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

---------------------------------
---------------------------------
---------------------------------
---------------------------------

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and non-diversified series ("Portfolios"). The Fund currently consists of thirty-two Portfolios offering a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. Each Portfolio, except the Municipal Money Market, International Small Cap and China Growth Portfolios, offers two classes of shares, the Class A shares and the Class B shares (each, a "Multiclass Portfolio"). The Class A shares and the Class B shares currently offered by each Multiclass Portfolio have different minimum investment requirements and fund expenses. Shares of each Portfolio are offered with no sales charge or exchange or redemption fee (except that the International Small Cap Portfolio may impose a 1.00% transaction fee). This Statement of Additional Information ("SAI") addresses information applicable to all of the Fund's Portfolios.



    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser ("MSAM" or the "Adviser"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This SAI is not a prospectus but should be read in conjunction with the several prospectuses of the Fund's Portfolios (the "Prospectuses"). To obtain any of the Prospectuses, please call the Morgan Stanley Institutional Fund, Inc. Services Group at 1-800-548-7786.
                                 --------------

                               TABLE OF CONTENTS


                                        PAGE
                                        ----
INVESTMENT OBJECTIVES AND POLICIES......   2
TAXES...................................  17
GENERAL REGULATED INVESTMENT COMPANY
  QUALIFICATIONS........................  17
GENERAL TAX TREATMENT OF QUALIFYING RICs
  AND SHAREHOLDERS......................  17
SPECIAL TAX CONSIDERATIONS RELATING TO
  MUNICIPAL BOND AND MUNICIPAL MONEY
  MARKET PORTFOLIOS.....................  19
SPECIAL TAX CONSIDERATIONS RELATING TO
  FOREIGN INVESTMENTS...................  20
TAXES AND FOREIGN SHAREHOLDERS..........  20
PURCHASE OF SHARES......................  21
REDEMPTION OF SHARES....................  21
SHAREHOLDER SERVICES....................  21
INVESTMENT LIMITATIONS..................  22
DETERMINING MATURITIES OF CERTAIN
  INSTRUMENTS...........................  24
MANAGEMENT OF THE FUND..................  24
NET ASSET VALUE FOR MONEY MARKET
  PORTFOLIOS............................  33
PERFORMANCE INFORMATION.................  34
GENERAL INFORMATION.....................  41
DESCRIPTION OF RATINGS..................  42
FINANCIAL STATEMENTS....................  43



STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998



    Prospectus for the European Real Estate Portfolio, Asian Real Estate Portfolio and U.S. Real Estate Portfolio, dated May 1, 1998



    Prospectus for the Asian Equity Portfolio and Japanese Equity Portfolio, dated May 1, 1998



    Prospectus for the Emerging Markets Portfolio, Emerging Markets Debt Portfolio and Latin American Portfolio, dated May 1, 1998



    Prospectus for the Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio and European Equity Portfolio, dated May 1, 1998



    Prospectus for the U.S. Equity Plus Portfolio, dated May 1, 1998



    Prospectus for the International Magnum Portfolio, dated May 1, 1998



    Prospectus for the Fixed Income Portfolio, Municipal Bond Portfolio, Mortgage-Backed Securities Portfolio, Money Market Portfolio and Municipal Money Market Portfolio, dated May 1, 1998



    Prospectus for the Equity Growth Portfolio, Emerging Growth Portfolio and Aggressive Equity Portfolio, dated May 1, 1998



    Prospectus for the Small Cap Value Equity Portfolio, Value Equity Portfolio, Balanced Portfolio, Global Fixed Income Portfolio and High Yield Portfolio, dated May 1, 1998



    Prospectus for the Active Country Allocation Portfolio, dated May 1, 1998



    Prospectus for the Technology Portfolio, dated May 1, 1998



    Prospectus for the Gold Portfolio, dated May 1, 1998



    Prospectus for the China Growth Portfolio, dated May 1, 1998



    Prospectus for the MicroCap Portfolio dated May 1, 1998

                       INVESTMENT OBJECTIVES AND POLICIES


    The following policies supplement the investment objectives and policies set forth in the Fund's Prospectuses. For additional discussion of the investment policies and techniques of a particular Portfolio, see the Prospectus relating to that Portfolio.



BRADY BONDS



    Certain Portfolios may invest in debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolios may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, a Portfolio will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.



    U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds that results in acceleration of the payment obligations of the issuer, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.



EMERGING COUNTRY EQUITY AND DEBT SECURITIES



    The definition of emerging country equity or debt securities includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. The Adviser believes, however, that investment in such companies will be appropriate because the Portfolio intends to invest only in those companies which, in its view, have sufficiently strong exposure to economic and market forces in an emerging country that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. For example, a Portfolio may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Portfolio's definition of an emerging country equity or debt security and so long as the Adviser believes at the time of investment that the value of the company's securities principally reflects conditions in such emerging country.



    Investments in emerging country government fixed income securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, currency exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may be unable or unwilling to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, emerging country government obligors may be more likely to default on their obligations. If such an event occurs, a Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

EQUITY-LINKED SECURITIES


    Certain Portfolios may invest in equity-linked securities, including, among others, PERCS, ELKS and LYONs, which are securities that are convertible into or the value of which is based upon the value of equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial, or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market, although the market for such securities is fairly developed and generally liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that equity-linked securities are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.


    The following are three examples of equity-linked securities. The Portfolios may invest in the securities described below or other similar equity-linked securities.


    PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily converted into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a higher dividend income than that paid with respect to a company's common stock.



    ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Portfolio may be compensated with higher yield, contingent on how well the underlying common stock does. Investors that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.



    LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. LYONs generally do not pay any interest until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, on certain fixed dates. The redemption price typically is the purchase price of the LYON plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. An investor will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive when it appears that they will increase in value due to the rise in value of the underlying common stock.



FIXED INCOME SECURITIES



    The market value of fixed income or debt securities held by a Portfolio generally will vary inversely with changes in prevailing interest rates. Each Portfolio will be subject to credit risk and market risk associated with investment in fixed income securities. Credit risk is the possibility that an issuer may be unable to meet scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security. When interest rates are falling, the inflow of net new money to a Portfolio will likely have to be invested in instruments producing lower yields, thereby reducing portfolio income. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuations as a result of changes in interest rates.


FOREIGN CURRENCY FORWARD CONTRACTS


    The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, but also may enter into forward contracts to purchase or sell foreign currencies. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.



    The Portfolios may enter into foreign currency forward contracts in several circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. Additionally, when any of the Portfolios anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Portfolio's securities denominated in such foreign currency.


    The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios intend to enter into such forward contracts to protect the value of portfolio securities on a continuous basis. The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Portfolio to deliver an amount of foreign currency in excess of the value of such Portfolio's securities or other assets denominated in that currency.

    Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of each Portfolio will thereby be served. Except under circumstances where a segregated account is not required under the Investment Company Act of 1940, as amended (the "1940 Act") or the rules adopted thereunder, the Fund's Custodian will place cash or liquid securities into a segregated account of a Portfolio in an amount equal to the value of such Portfolio's total assets committed to the consummation of forward currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be equal to the amount of such Portfolio's commitments with respect to such contracts.

    The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

    If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase. For a discussion of the special risks associated with foreign currency transactions, see "Risks Associated with Foreign Currency Transactions," below in this SAI.

RISKS ASSOCIATED WITH FOREIGN CURRENCY TRANSACTIONS

    Transactions in foreign currency forward contracts, foreign currency futures contracts and options thereon, and options on foreign currencies, are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Portfolios permitted to engage in such hedging transactions. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

    Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forward contracts, futures contracts and options. As a result, the available information on which a Portfolio's trading systems will be based may not be as complete as the comparable data on which such Portfolio makes investment and trading decisions in connection with securities and other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing a Portfolio from responding to such events in a timely manner.

    Settlement of over-the-counter ("OTC") forward contracts or the exercise of foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires parties to such contracts to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

    Unlike currency futures contracts and exchange-traded options, OTC options on foreign currencies and foreign currency forward contracts are not traded on contract markets or national securities exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or the Securities and Exchange Commission (the "Commission"), respectively. In an OTC trading environment, many of the protections associated with transactions on exchanges will not be available.

    For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements associated with such option positions. Similarly, there is no limit on the amount of potential losses on forward contracts to which a Portfolio is a party.


    In addition, OTC transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with such Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of OTC contracts, and a Portfolio may be unable to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. This, in turn, could limit a Portfolio's ability to realize profits or to reduce losses on open positions and could result in greater losses.


    Furthermore, OTC transactions are not backed by the guarantee of an exchange's clearing corporation. A Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue its role as market-maker in a particular currency, thereby restricting a Portfolio's ability to enter into desired hedging transactions. A Portfolio will enter into OTC transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

    OTC options on foreign currencies are within the exclusive regulatory jurisdiction of the CFTC. The CFTC currently permits the trading of such options, but only subject to a number of conditions regarding the commercial purpose of the purchaser of such options. The Portfolios are not able to determine at this time whether or to what extent the CFTC may impose additional restrictions on the trading of over-the-counter options on foreign currencies at some point in the future, or the effect that any restrictions may have on the hedging strategies to be implemented by the Portfolios. Forward contracts and currency swaps are not presently subject to regulation by the CFTC, although the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, a Portfolio's ability to utilize forward contracts and currency swaps in the manner set forth above and in the applicable Prospectus could be restricted.

    Options on foreign currencies traded on a national securities exchange are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency options positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


    The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing members, impose special procedures for exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


FOREIGN INVESTMENTS


    Certain Portfolios may invest in securities of foreign issuers. Investing in such foreign securities involves special considerations that are not typically associated with investing in U.S. issuers. In addition to the effect on the Portfolios of currency exchange rate fluctuation discussed under "Foreign Currency Forward Contracts" above, foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. Accordingly, there may be less information available about certain foreign companies than about domestic issuers and domestic markets. Securities of some foreign issuers and foreign markets are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect Portfolio investments in those countries. Foreign securities not listed on a recognized domestic or foreign exchange may not be readily marketable and, if so, such investments will be limited to 15% of a Portfolio's net asset value at the time of purchase.


    Although the Portfolios will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.


FUTURES CONTRACTS



    Certain Portfolios may enter into futures contracts and options on futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC.


    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures contracts on securities indices or other indices do not require the physical delivery of securities, but merely provide for profits and losses resulting from changes in the market value of a contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular futures contract reflect changes in the level of the index on which the futures contract is based.

    Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn interest income on their margin deposits. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.

    Portfolios may purchase and write call and put options on futures contracts which are traded on a U.S. Exchange or on any recognized securities or futures exchange to the extent permitted by the CFTC and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The Portfolios will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.

    Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts which they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Portfolios intend to use futures contracts only for hedging purposes.

    Regulations of the CFTC applicable to the Portfolios require that all futures transactions constitute bona fide hedging transactions except that a Portfolio may engage in futures transactions that do not constitute bona fide hedging to the extent that not more than 5% of the liquidation value of a Portfolio's total assets are required as margin deposits or premiums for such transactions. The Portfolios will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Portfolios expect that approximately 75% of their futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolios upon sale of open futures contracts.

    Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolios' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolios will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. None of the Portfolios will enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, each Portfolio will limit its use of derivative instruments, including futures contracts, to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivative instruments.

    RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contracts at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments to maintain their required margin. In such situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

    The Portfolios will minimize the risk that they will be unable to close out a futures contract by generally entering into futures which are traded on recognized international or national futures exchanges and for which there appears to be a liquid secondary market, however the Portfolios may enter into over-the-counter futures transactions to the extent permitted by applicable law.

    The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Portfolios engage in futures strategies only for hedging purposes, the Adviser does not believe that the Portfolios are subject to the risks of loss frequently associated with futures transactions. A Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security or currency and sold it after the decline.

    Utilization of futures transactions by the Portfolios does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that a Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. For a discussion of the special risks associated with foreign currency transactions, see "Risks Associated with Foreign Currency Transactions" in this SAI.


HIGH YIELD SECURITIES



    The market for lower rated and unrated debt securities, also known as "high yield securities" or "junk bonds", is relatively new and its recent growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments may disrupt the market for U.S. corporate lower rated and unrated debt securities and for emerging country debt securities. Such disruptions may severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for lower rated and unrated debt securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. In addition there may be limited trading markets for debt securities of issuers located in emerging countries. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Portfolio's net asset value.



    Prices for lower rated and unrated debt securities may be affected by legislative and regulatory developments. These laws could adversely affect a Portfolio's net asset value and investment practices, the secondary market for lower rated and unrated debt securities, the financial condition of issuers of such securities and the value of outstanding lower rated and unrated debt securities. For example, U.S. federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower rated and unrated debt securities and limiting the deductibility of interest by certain corporate issuers of lower rated and unrated debt securities has adversely affected the market in recent years.



    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of a Portfolio's investment portfolio and increasing the exposure of a Portfolio to the risks of lower rated and unrated debt securities.


LOAN PARTICIPATIONS AND ASSIGNMENTS


    Certain Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio's investment in Participations typically will result in the Portfolio having a contractual relationship only with the Lender and not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the underlying Loan. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation, but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation impaired. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser to be creditworthy.


    When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain sovereign debt obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which the Portfolio may acquire an interest in a Loan is through a Participation and not an Assignment. The Portfolio may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's securities and calculating its net asset value.



MORTGAGE RELATED SECURITIES



    Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities include collateralized mortgage obligations and mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.



    COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage-backed securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.



    CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated, for federal income tax purposes, as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.



    The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices of and yields on these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.



    Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage related securities.



    MORTGAGE-BACKED SECURITIES. With mortgage-backed securities ("MBSs"), many mortgagees' monthly payments to their lending institution are pooled together and passed through to investors such as a Portfolio. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by Government National Mortgage Association ("GNMA" or "Ginnie Mae"), Federal Home Loan Mortgage Corporation ("FHLMC" or Freddie Mac"), Fannie Mae, private issuers and other government agencies. There can be no assurance that the private issuers can meet their obligations under the policies. MBSs issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk. If there is no guarantee provided by the issuer, MBSs purchased by a Portfolio will be those which at the time of purchase are rated investment grade by one or more nationally recognized statistical rating organizations ("NRSRO") or, if unrated, are deemed by the Adviser to be of comparable quality.



    MBSs are issued or guaranteed by private sector originators of or investors in mortgage loans and are structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, they are generally structured with one or more types of credit enhancement described below. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC has now issued MBSs (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation ("REFCORP") obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury. Obligations issued by such U.S. Governmental agencies and instrumentalities are described more fully below.



    There are two methods of trading MBSs. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (to be announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBSs are traded on a TBA basis.



    Like fixed income securities in general, MBSs will generally decline in price when interest rates rise. Due to prepayment risk, rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBSs to decrease further than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the MBS. In selecting these MBSs, the Adviser will look for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBSs issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or S&P or be deemed by the Adviser to be of comparable investment quality.



    FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. Government.



    Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans") or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.



    FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.

    Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac certificates consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.



    GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of FHA Loans, VA Loans or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.



    Each Ginnie Mae certificate represents a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodical changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.



    CREDIT ENHANCEMENT. Mortgage related securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches.



    The ratings of mortgage related securities for which third party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.



    Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.



MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX



    The EAFE Index is one of seven International Indices, twenty National Indices and thirty-eight International Industry Indices making up the Morgan Stanley Capital International Indices. The EAFE Index is based on the share prices of 1,066 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. "Europe" includes Austria, Belgium, Denmark, Finland, France, Germany, Italy, The Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. "Far East" includes Japan, Hong Kong and Singapore/Malaysia.


MUNICIPAL BONDS

    Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

    The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. A Portfolio may also invest in tax-exempt industrial development bonds, short-term municipal obligations, project notes, demand notes and tax-exempt commercial paper in accordance with the Portfolio's investment objectives and policies.


    Industrial revenue bonds (i.e., private activity bonds) in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments guaranteed by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on such Project notes, they are also secured by the full faith and credit of the United States.

    Note obligations with demand or put options may have a stated maturity in excess of one year, but allow any holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the notes plus accrued interest upon a specific number of days notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and may be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Municipal Money Market Portfolio will invest are payable on not more than one year's notice.


    The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the Municipal Bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and S&P represent their opinions of the quality of the Municipal Bonds and such ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings, also may have the same yield. It will be the responsibility of the Adviser to appraise independently the fundamental quality of the bonds held by the Portfolios.


    Municipal Bonds are sometimes purchased on a "when issued" basis meaning the buyer has committed to purchasing certain specified securities at an agreed-upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.


    From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption (to the extent such an exemption applies, which may not apply in all cases) for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a Portfolio to achieve its investment objective. In that event, the Fund's Directors and officers would reevaluate such Portfolio's investment objective and policies and consider recommending changes to its shareholders.



OPTIONS TRANSACTIONS



    GENERAL INFORMATION. Certain Portfolios may purchase and sell options on portfolio securities and securities indices. Additional information with respect to option transactions is set forth below. Call and put options on equity securities are listed on various U.S. and foreign securities exchanges ("listed options") and are written in over-the-counter transactions ("OTC Options").


    Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation, such as Options Clearing Corporation ("OCC") in the United States. Ownership of a listed call option gives the fund the right to buy from the clearing corporation or exchange, the underlying security covered by the option at the state exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of the current market price. Ownership of listed put option would give the Portfolio the right to sell the underlying security or currency to the clearing corporation or exchange at the state exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security from the clearing corporation or exchange at the exercise price.

    OTC options are purchased from or sold (written) to dealers of financial institutions which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transactions dealer, without the intermediation of a third party such as a clearing corporation or exchange. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction.


    COVERED CALL WRITING. The Portfolios may write (i.e., sell) covered call options on portfolio securities. By doing so, the Portfolio would become obligated during the terms of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities and the premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The size of premiums will fluctuate with varying market conditions.



    COVERED PUT WRITING. The Portfolios may write covered put options on portfolio securities. By doing so, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC options written by the Portfolio will be exercisable by the purchaser only on a specific date). Generally, a put option is "covered" if the Portfolio maintains cash or other liquid securities equal to the exercise price of the option or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price.



    The Portfolios may write put options to receive the premiums paid by purchasers; when the Adviser (and also the Sub-Adviser with respect to the Gold Portfolio) wishes to purchase the security underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought; and to close out long put option positions.


    PURCHASE OF PUT AND CALL OPTIONS. When the Portfolio purchases a call option it acquires the right to purchase a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued.

    The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions.

    The amount the Portfolio pays to purchase an option is called a "premium", and the risk assumed by the Portfolio when it purchases an option is the loss of this premium. Because the price of an option tends to move with that of its underlying security, if the Portfolio is to make a profit, the price of the underlying security must change and the change must be sufficient to cover the premium and commissions paid. A price change in the security underlying the option does not assure a profit since prices in the options market may not always reflect such a change.

    OPTIONS ON SECURITIES INDICES. The Portfolios may purchase and write put and call options on securities indices and enter into related closing transactions in order to hedge against the risk of market price fluctuations or to increase income to the Portfolio.

    Call and put options on indices are similar to options on securities except that, rather than the right to purchase or sell particular securities at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally (or in a particular industry or segment of the market) rather than the price movements in individual securities.

    All options written on indices must be covered. When the Portfolio writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market or value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    The Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of the Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    OPTIONS ON CURRENCIES. The Portfolios may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Portfolio's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Portfolio will be "covered," which means that the Portfolio will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Portfolio, the Portfolio will establish a segregated account with the Fund's Custodian consisting of cash or liquid securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

    RISK FACTORS IN OPTIONS TRANSACTIONS. The use of options also involves additional risks. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Portfolio because the maximum amount of risk is the premium paid for the option. The writing of a call option generates a premium which may partially offset a decline in the value of a Portfolio's portfolio assets. By writing a call option, the Portfolio becomes obligated to sell the underlying instrument, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but the Portfolio becomes obligated to purchase the underlying instrument, which may have a value lower than the exercise price. Thus, the loss incurred by a Portfolio in writing options may exceed the amount of the premium received.

    The effective use of options strategies is dependent, among other things, on a Portfolio's ability to terminate options positions at a time when the portfolio manager deems it desirable to do so. Although a Portfolio will enter into options positions only if the portfolio manager believes that a liquid secondary market exists for such options, there is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

    A Portfolio's purchase or sale of put or call options will be based upon predictions as to anticipated market trends and/or interest rate movements by the portfolio manager, which could prove to be inaccurate. Even if the expectations of the portfolio manager are correct, there may be an imperfect correlation between the change in the value of the options and of the Portfolio's portfolio securities.

    The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

    The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

    Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both, in the case of a written put option, will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by depositing liquid assets. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Portfolio investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

    A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.


    An options position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might be possible to effect a closing transaction in particular options with the result that the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions, or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operation on an exchange; (v) the facilities of an exchange or OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchange could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


PORTFOLIO TURNOVER

    The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Portfolio for the year, excluding U.S. Government securities and securities with maturities of one year or less. The portfolio turnover rate for a year is calculated by dividing the lesser of sales or the average monthly value of the Portfolio's portfolio purchases of portfolio securities during that year by securities, excluding money market instruments. The rate of portfolio turnover will not be a limiting factor when a Portfolio deems it appropriate to purchase or sell securities for the Portfolio.

PRECIOUS METALS FORWARD AND FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    The Gold Portfolio may enter into futures contacts on precious metals ("precious metals futures") as a hedge against changes in the prices of precious metals held or intended to be acquired by the Portfolio, but not for speculation or for achieving leverage. The Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of a precious metal which the Portfolio intends to acquire ("anticipatory hedge") or sales of futures contracts as an offset against the effect of anticipated declines in the price of precious metal which the Portfolio owns ("hedge against an existing position").

    The Portfolio will enter into precious metals forward contracts which are similar to precious metals futures contracts, in that they provide for the purchase or sale of precious metals at an agreed price with delivery to take place at an agreed future time. However, unlike futures contracts, forward contracts are negotiated contracts which are primarily used in the dealer market. Unlike the futures contract market, which is regulated by the CFTC and by the regulations of the commodity exchanges, the forward contract market is unregulated. The Portfolio will use forward contracts for the same hedging purposes as those applicable to futures contracts, as described above. When the Portfolio enters into a forward contract it will establish with the custodian a segregated account consisting of cash, liquid assets or bullion equal to the market value of the forward contract purchased.

    Precious metals futures and forward contract prices can be volatile and are influenced principally by changes in spot market prices, which in turn are affected by a variety of political and economic factors. In addition, expectations of changing market conditions may at times influence the prices of such futures and forward contracts, and changes in the cost of holding physical precious metals, including storage, insurance and interest expense, will also affect the relationship between spot and futures or forward prices. While the correlation between changes in prices of futures and forward contracts and prices of the precious metals being hedged by such contracts has historically been very strong, the correlation may at times be imperfect and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected precious metals price trends. To the extent that interest rates move in a direction opposite to that anticipated, the Portfolio may realize a loss on a futures transaction not offset by an increase in the value of portfolio securities. Moreover there is a possibility of a lack of a liquid secondary market for closing out a futures position or futures option. The success of any hedging technique depends upon the Adviser's and Sub-Adviser's accuracy in predicting the direction of a market. If these predictions are incorrect, the Portfolio may realize a loss.

    The Portfolio may also purchase (buy) and write (sell) covered call or put options on precious metals futures contracts. Such options would be purchased solely for hedging purposes similar to those applicable to the purchase and sale of futures contracts. Call options might be purchased to hedge against an increase in the price of precious metals the Portfolio intends to acquire, and put options may be purchased to hedge against a decline in the price of precious metals owned by the Portfolio. As is the case with futures contracts, options on precious metals futures may facilitate the Portfolio's acquisition of precious metals or permit the Portfolio to defer disposition of precious metals for tax or other purposes. The Portfolio may not purchase options on precious metals and precious metals futures contracts if the premiums paid for all such options, together with margin deposits on precious metals future contracts, would exceed 5% of the Portfolio's total assets at the time the option is purchased.

    One of the risks which may arise in employing futures contracts to protect against the price volatility of the Portfolio's assets is that the price of precious metals subject to futures contracts (and thereby the futures contracts prices) may correlate imperfectly with the prices of such assets. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

SECURITIES LENDING


    A Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. A Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the Commission thereunder, which currently require that (i) the borrower pledge and maintain with the portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser or Sub-Adviser to be of good standing and when, in the judgment of the Adviser or Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors of the Fund.


    At the present time, the staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

SHORT SALES


    Certain Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements. A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Portfolio makes a short sale of borrowed securities, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.


    The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or liquid securities. In addition, if the short sale is not "against the box," the Portfolio will place in a segregated account with its custodian, or designated sub-custodian, an amount of cash or liquid securities equal to the difference, if any, between the market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale. Until it replaces the borrowed securities, the Portfolio will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker will equal the current market value of the securities sold short.

    Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

U.S. GOVERNMENT SECURITIES

    The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government.


    U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the GNMA, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. However, the U.S. Treasury has no lawful obligation to assume the financial liabilities of these agencies or others. Finally, other agencies and instrumentalities, such as the Farm Credit System and the FHLMC, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.


    Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.


    An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and Fannie Mae.


                                     TAXES


    The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectuses is not intended as a substitute for careful tax planning.


    The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

              GENERAL REGULATED INVESTMENT COMPANY QUALIFICATIONS

    Each Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, each Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

    In addition to the requirements described above, in order to qualify as a RIC, a Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

    If a Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends received deduction for corporate shareholders.

           GENERAL TAX TREATMENT OF QUALIFYING RICS AND SHAREHOLDERS

    Each Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Portfolio shares by 65% of the amount included in their income and will be able to claim their share of the tax paid by the Portfolio as a refundable credit.

    A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds 18 months, will be mid-term if the holding period exceeds 12 months, but does not exceed 18 months, and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of a Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

    Each Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Portfolio, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

    A Section 1256 position held by a Fund will generally be marked-to-market (i.e. treated as if it were sold for fair market value) on the last business day of a Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Fund. The acceleration of income on Section 1256 positions may require a Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that they otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by a Fund.

    As discussed above, in order for each Portfolio to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from certain qualifying income, including dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business of investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will therefore generally be qualifying income for purposes of the 90% requirement.

    SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS. In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency options, futures, or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Fund. The Fund may request a private letter ruling from the Internal Revenue Service on some or all of these issues.

    Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

    If the Fund invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Fund level which could not be eliminated by distributions to shareholders. The U.S. Treasury issued proposed regulation section 1.1291-8 which establishes a mark-to-market regime which allows investment companies investing in PFIC's to avoid most, if not all, of the difficulties posed by the PFIC rules. In any event, it is not anticipated that any taxes on the Fund with respect to investments in PFIC's would be significant.

    A Fund's investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by a Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

    When a Fund holds options or contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position which may reduce or eliminate the operation of these straddle rules.

           SPECIAL TAX CONSIDERATIONS RELATING TO MUNICIPAL BOND AND
                       MUNICIPAL MONEY MARKET PORTFOLIOS

    Each of the Municipal Bond Portfolio and the Municipal Money Market Portfolio will qualify to pay "exempt interest dividends" to its shareholders provided that, at the close of each quarter of its taxable year at least 50% of the value of its total assets consists of obligations the interest on which is exempt from federal income tax. Current federal tax law limits the types and volume of bonds qualifying for federal income tax exemption of interest, which may have an effect on the ability of these Portfolios to purchase sufficient amounts of tax-exempt securities to satisfy this requirement. Any loss on the sale or exchange of shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

    As noted in the Prospectus for the Municipal Bond Portfolio and the Municipal Money Market Portfolio, exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax. The Portfolios intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

    The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Municipal Bond Portfolio and the Municipal Money Market Portfolio and will be applied uniformly to all dividends declared with respect to the Portfolios during that year. This percentage may differ from the actual percentage for any particular day.

    Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

    Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio. "Substantial user" is defined generally for these purposes as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

    Issuers of bonds purchased by the Municipal Bond Portfolio (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.


    The state and local tax consequences of an investment in either the Municipal Bond or Municipal Money Market Portfolios may differ from the federal consequences described above and shareholders are urged to consult their tax advisers with respect to such aspects.


           SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS

    Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

    It is expected that each Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and a Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for U.S. federal income tax purposes as paid directly by its shareholders. A Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Portfolio makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.


    Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the International Equity, Global Equity, European Equity, Japanese Equity, Asian Equity, Global Fixed Income, International Fixed Income, International Magnum, International Small Cap, Latin American and China Growth Portfolios, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on such Portfolios, because each Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.


    Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

                         TAXES AND FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund which are designated as undistributed capital gains.

    If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio, will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

    The Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

    The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.


                               PURCHASE OF SHARES



    Shares of the Fund may be purchased on any day the New York Stock Exchange (the "NYSE") is open. The NYSE will be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares. The International Equity, Emerging Markets, Small Cap Value Equity, Gold and Balanced Portfolios are currently closed to new investors with the exception of certain Morgan Stanley customers, employees of Morgan Stanley, certain tax-qualified retirement plans and other investment companies advised by Morgan Stanley Asset Management Inc. and its affiliates.


                              REDEMPTION OF SHARES


    Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission; (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets; and (iii) for such other periods as the Commission may permit.


    No charge is made by any Portfolio for redemptions except for the 1% transaction fee that may be assessed upon redemption of the International Small Cap Portfolio. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.


    To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (i) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (ii) share transfer requests. An "eligible guarantor institution" guarantor may include a bank, a trust company, a credit union or savings and loan association, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors. The signature guarantees must appear either: (i) on the written request for redemption; (ii) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (iii) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.



    The Fund has made an election with the Commission pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Board of Directors may deem advisable as being in the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's Prospectus under "Valuation of Shares". A redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.


                              SHAREHOLDER SERVICES

EXCHANGE FEATURES


    Shares of each Portfolio of the Fund may be exchanged for shares of any other available Portfolio (other than the International Equity, Emerging Markets, Small Cap Value Equity and Balanced Portfolios, which are closed to new investors). Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or sales charge of any kind. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.


    Exchange requests may be made either by mail or telephone. Exchange requests by mail should be sent to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Exchanges may be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders.


TRANSFER OF SHARES

    Shareholders may transfer shares of the Fund's Portfolios to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares". As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of such shares.

                             INVESTMENT LIMITATIONS


    Each current Portfolio has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (i) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:


     (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities), and except that the Gold Portfolio may invest in gold bullion in accordance with its investment objectives and policies;

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (4) except with respect to the Global Fixed Income, Emerging Markets, Emerging Markets Debt, China Growth, Latin American, MicroCap, Aggressive Equity, European Real Estate, Asian Real Estate, Technology and U.S. Real Estate Portfolios (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;


     (5) issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), except that each of the Emerging Markets Debt and Latin American Portfolios may borrow from banks and other entities, and the Technology Portfolio may borrow from banks, in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objectives and policies;


     (6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;


     (7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Portfolio or the Municipal Money Market Portfolio) instruments issued by U.S. Banks, except that (i) the Latin American Portfolio may invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry; (ii) the Gold Portfolio may invest more than 25% of its total assets in securities of companies in the group of industries involved in gold-related or precious-metals-related activities, as described in its prospectus, and may invest more than 25% of its total assets in one or more of the industries that are a part of such group of industries, as described in its prospectus; (iii) each of the Asian Real Estate, European Real Estate and U.S. Real Estate Portfolios will invest more than 25% of its total assets in the Asian, European and U.S. real estate industries, respectively, as described in their prospectuses; and (iv) the Technology Portfolio may invest more than 25% of its assets in securities of companies in the technology or technology-related industries; and


     (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

    In addition, each current Portfolio of the Fund has adopted non-fundamental investment limitations as stated below and in their respective Prospectuses. Such limitations may be changed without shareholder approval. Each current Portfolio of the Fund will not:

     (1) purchase on margin or sell short, except (i) that the Emerging Markets Debt, Latin American, Aggressive Equity and Technology Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; (ii) that each Portfolio, except the Money Market and Municipal Money Market Portfolios may enter into option transactions and futures contracts as described in its Prospectus; and (iii) as specified above in fundamental investment limitation number (1) above;



     (2) except for the High Yield Portfolio, purchase or retain securities of an issuer if those officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;



     (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fairmarket value, except that the High Yield Portfolio may pledge, mortgage or hypothecate a maximum of 50% of its assets, not counting assets segregated to comply with coverage requirements under
Section 18(f) of the 1940 Act, and the SEC's rules, regulations, orders, and interpretations thereunder;


     (4) invest for the purpose of exercising control over management of any company;

     (5) invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder;

     (6) except for the U.S. Real Estate, European Real Estate and Asian Real Estate Portfolios, invest in real estate limited partnership interests, and the U.S. Real Estate, European Real Estate and Asian Real Estate Portfolios may not invest in such interests that are not publicly traded;


     (7) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed, except that the High Yield Portfolio also may purchase such securities that are not publicly distributed; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the Commission thereunder; and (iii) the High Yield Portfolio may lend securities to institutional investors in addition to entities described in (ii);



     (8) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, or purchase securities while borrowings exceed 5% of its total assets, except that (i) the Latin American, Emerging Markets Debt and Technology Portfolios may borrow in accordance with fundamental investment limitation number (5) above; and (ii) the High Yield Portfolio may borrow up to 33 1/3% of its total assets in the aggregate, including reverse repurchase agreements; and



     (9) except for the High Yield Portfolio, invest in fixed time deposits with a duration of over seven calendar days or invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.


    The Balanced, Fixed Income and Value Equity Portfolios will only issue shares for securities or assets other than cash in a bona fide reorganization, statutory merger, or in other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which (i) meet their respective investment objectives; and (ii) are acquired for investment and not for resale.

    Each of the Global Fixed Income, Emerging Markets, Emerging Markets Debt, China Growth, Latin American, Aggressive Equity, European Real Estate, Asian Real Estate and U.S. Real Estate Portfolios will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).


    With respect to fundamental investment limitation number (7), the Fund will determine industry concentration in accordance with the classifications of industries based on the Industry Numbers from the Standard Industrial Classification Manual as prepared by the Office of Management and Budget, except that (i) with respect to the Money Market, Municipal Money Market and High Yield Portfolios, (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry and (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (ii) with respect to the High Yield Portfolio, utility companies will be classified according to their services, for example, electric, gas, gas transmission, and telephone will be treated as separate industries.


    In accordance with fundamental investment limitation number (7), the Latin American Portfolio will only invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issuers in such industries, the Portfolio's ability to achieve its investment objective would, in light of the investment policies and limitations, be materially adversely affected if the Portfolio was not able to invest greater than 25% of its total assets in such industries. As stated in the Prospectus, the Board of Directors has made the foregoing determination and, accordingly, the Latin American Portfolio will invest between 25% and 40% of its assets in securities of issuers engaged in the telecommunications industry.

    The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

                 DETERMINING MATURITIES OF CERTAIN INSTRUMENTS


    Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (i) a Government Obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (ii) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(iii) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (iv) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (v) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                             MANAGEMENT OF THE FUND
OFFICERS AND DIRECTORS


    The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Two Directors and all of the officers of the Fund are directors, officers or employees of the Adviser, Morgan Stanley or the administrative services provider. Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered, advised or distributed by the Adviser or its affiliates. The other Directors have no affiliation with the Adviser, Morgan Stanley or the administrative services provider. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:



NAME, ADDRESS AND DATE OF BIRTH            POSITION WITH FUND    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------  ----------------------  --------------------------------------------------
Barton M. Biggs*                         Chairman and Director   Chairman, Director and Managing Director of Morgan
 1221 Avenue of the Americas                                       Stanley Asset Management Inc. and Morgan Stanley
 New York, NY 10020                                                Asset Management Limited; Managing Director of
 11/26/32                                                          Morgan Stanley & Co. Incorporated; Director of
                                                                   Rand McNally Company; Member of the Yale
                                                                   Development Board; Chairman and Director of
                                                                   various U.S. registered investment companies
                                                                   managed by Morgan Stanley Asset Management Inc.
Michael F. Klein*                        Director and President  Principal of Morgan Stanley Asset Management Inc;
 1221 Avenue of the Americas                                       President and Director of various investment
 New York, NY 10020                                                companies managed by Morgan Stanley Asset
 12/12/58                                                          Management Inc.; Previously practiced law with
                                                                   the New York firm of Rogers & Wells.
John D. Barrett, II                      Director                Chairman and Director of Barrett Associates, Inc.
 521 Fifth Avenue                                                  (investment counseling); Director of the
 New York, NY 10135                                                Ashforth Company (real estate); Director of
 8/21/35                                                           Morgan Stanley Universal Funds, Inc. and Morgan
                                                                   Stanley Strategic Adviser Fund, Inc.
Gerard E. Jones                          Director                Partner in Richards & O'Neil LLP (law firm);
 43 Arch Street                                                    Director of Morgan Stanley Universal Funds, Inc.
 Greenwich, CT 06830                                               and Morgan Stanley Strategic Adviser Fund, Inc.
 1/23/37

NAME, ADDRESS AND DATE OF BIRTH            POSITION WITH FUND    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------  ----------------------  --------------------------------------------------
Andrew McNally IV                        Director                Director of Allendale Insurance Co., Mercury
 8255 North Central Park Avenue                                    Finance (consumer finance); Zenith Electronics,
 Skokie, IL 60076                                                  Hubbell, Inc. (industrial electronics); Director
 11/11/39                                                          of Morgan Stanley Universal Funds, Inc. and
                                                                   Morgan Stanley Strategic Adviser Fund, Inc.;
                                                                   Formerly, Chairman and Chief Executive Officer
                                                                   of Rand McNally & Company (publishing).
Samuel T. Reeves                         Director                Chairman of the Board and CEO, Pinacle L.L.C.
 8211 North Fresno Street                                          (investment firm); Director, Pacific Gas and
 Fresno, CA 93720                                                  Electric and PG&E Enterprises (utilities);
 7/28/34                                                           Director of Morgan Stanley Universal Funds, Inc.
                                                                   and Morgan Stanley Strategic Adviser Fund, Inc.
Fergus Reid                              Director                Chairman and Chief Executive Officer of LumeLite
 85 Charles Colman Blvd                                            Plastics Corporation (injection molding firm);
 Pawling, NY 12564                                                 Trustee and Director of Vista Mutual Fund Group;
 8/12/32                                                           Director of the Morgan Stanley Universal Funds,
                                                                   Inc.
Frederick O. Robertshaw                  Director                Of Counsel, Copple, Chamberlin Boehm, P.C.;
 2800 North Central Avenue                                         Formerly of Counsel, Bryan, Cave LLP; (law
 Phoenix, AZ 85004                                                 firms); Director of Morgan Stanley Universal
 1/24/34                                                           Funds, Inc. and Morgan Stanley Strategic Adviser
                                                                   Fund, Inc.
Harold J. Schaaff, Jr.*                  Vice President          Principal of Morgan Stanley & Co. Incorporated and
 1221 Avenue of the Americas                                       of Morgan Stanley Asset Management Inc.; General
 New York, NY 10020                                                Counsel and Secretary of Morgan Stanley Asset
 6/10/60                                                           Management Inc.; Vice President of various U.S.
                                                                   registered investment companies managed by
                                                                   Morgan Stanley Asset Management Inc.
Joseph P. Stadler*                       Vice President          Principal of Morgan Stanley & Co. Incorporated and
 1221 Avenue of the Americas                                       Morgan Stanley Asset Management Inc.; Previously
 New York, NY 10020                                                with Price Waterhouse LLP (accounting); Vice
 6/7/54                                                            President of various U.S. registered investment
                                                                   companies managed by Morgan Stanley Asset
                                                                   Management Inc.
Stefanie V. Chang*                       Vice President          Vice President of Morgan Stanley & Co.
 1221 Avenue of the Americas                                       Incorporated and Morgan Stanley Asset Management
 New York, NY 10020                                                Inc.; Vice President of various investment
 11/30/66                                                          companies managed by Morgan Stanley Asset
                                                                   Management Inc. Previously practiced law with
                                                                   the New York law firm of Rogers & Wells.
Valerie Y. Lewis*                        Secretary               Vice President of Morgan Stanley & Co.
 1221 Avenue of the Americas                                       Incorporated and Morgan Stanley Asset Management
 New York, NY 10020                                                Inc.; Previously with Citicorp (banking);
 3/26/56                                                           Secretary of various U.S. registered investment
                                                                   companies managed by Morgan Stanley Asset
                                                                   Management Inc.
Karl O. Hartmann                         Assistant Secretary     Senior Vice President, Secretary and General
 73 Tremont Street                                                 Counsel of Chase Global Funds Services Company;
 Boston, MA 02108-3913                                             Previously, Leland, O'Brien, Rubinstein
 3/7/55                                                            Associates, Inc. (investments).
Joanna Haigney                           Treasurer               Assistant Vice President, Senior Manager of Fund
 73 Tremont Street                                                 Administration and Compliance Services, Chase
 Boston, MA 02108-3913                                             Global Funds Services Company; Officer of
 10/10/66                                                          various investment companies managed by Morgan
                                                                   Stanley Asset Management Inc. Previously with
                                                                   Coopers & Lybrand LLP.
Rene J. Feuerman                         Assistant Treasurer     Manager of Fund Administration and Compliance
 73 Tremont Street                                                 Services, Chase Global Funds Services Company.
 Boston, MA 02108-3913                                             Previously Fund Administrator and Senior Fund
 1/25/67                                                           Accountant, Chase Global Funds Services Company.


--------------
* "Interested Person" within the meaning of the 1940 Act.

REMUNERATION OF DIRECTORS AND OFFICERS


    Effective June 28, 1995, the Fund and other funds managed by MSAM (the "Fund Complex") will pay each of the Directors who is not an "interested person" an annual aggregate fee of $55,000, plus out-of-pocket expenses. The Fund Complex will pay each of the members of the Fund's Audit Committee, which consists of the Fund's Directors who are not "interested persons," an additional annual aggregate fee of $10,000 for serving on such committee. The allocation of such fees will be among the funds in the Fund Complex in proportion to their respective average net assets. For the fiscal year ended December 31, 1997, the
Fund paid approximately $      in Directors' fees and expenses. Directors who
are also officers or affiliated persons receive no remuneration for their services as Directors. The Fund's officers and employees are paid by the Adviser or its agents. As of February 12, 1998, to Fund management's knowledge, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 1997.



    The Fund maintains an unfunded Deferred Compensation Plan ("Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for attending meetings of the Board of Directors throughout the year. Each eligible Director may elect to have the deferred amounts credited with a return equal to either of the following: (i) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills; or (ii) a rate equal to the total return on any portfolios of the Fund selected by the Director. Distributions to an Eligible Trustee generally are in the form of equal annual installments over a period of five (5) years beginning on the first day of the year following the year in which the Director's service terminates, except that the Board of Directors, in its sole discretion, may accelerate or extend such distribution. The Fund intends that the Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986. The rights of an eligible Director and the beneficiaries to the amounts held under the Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.


                               COMPENSATION TABLE

                                                                                               (4)
                                                         (2)                (3)             ESTIMATED            (5)
                                                      AGGREGATE    PENSION OR RETIREMENT     ANNUAL      TOTAL COMPENSATION
                                                    COMPENSATION     BENEFITS ACCRUED       BENEFITS       FROM REGISTRANT
                       (1)                              FROM          AS PART OF FUND         UPON        AND FUND COMPLEX
             NAME OF PERSON, POSITION                REGISTRANT          EXPENSES          RETIREMENT     PAID TO DIRECTORS
--------------------------------------------------  -------------  ---------------------  -------------  -------------------
Barton M. Biggs,
 Director and Chairman of the Board...............         None                N/A                N/A              None
Warren J. Olsen,*
 Director and President...........................         None                N/A                N/A              None
Michael F. Klein,**
 Director and President...........................         None                N/A                N/A              None
John D. Barrett, II
 Director.........................................       59,485                N/A                N/A            68,777
Gerard E. Jones,
 Director.........................................       59,485                N/A                N/A            75,877
Andrew McNally, IV
 Director.........................................       55,023                N/A                N/A            63,195
Samuel T. Reeves,
 Director.........................................       53,287                N/A                N/A            61,331
Fergus Reid,
 Director.........................................       67,434                N/A                N/A            77,220
Frederick O. Robertshaw,
 Director.........................................       50,834                N/A                N/A            58,777
Frederick B. Whittemore,***
 Director.........................................         None                N/A                N/A              None

------------------
*   As of May 31, 1997, Mr. Olsen resigned from the Board of Directors.
** Mr. Klein was appointed to the Board of Directors effective May 31, 1997. *** As of March 14, 1997, Mr. Whittemore resigned from the Board of Directors.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS


    MSAM is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. The principal offices of Morgan Stanley, Dean Witter, Discover & Co. are located at 1585 Broadway, New York, NY 10036, and the principal offices of MSAM are located at 1221 Avenue of the Americas, New York, NY 10020. As compensation for advisory services for the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the Adviser earned fees of approximately
$40,534,000, $55,465,000 and $        , respectively, and from such fees
voluntarily waived fees of $3,526,000, $4,340,000 and $        ,
respectively. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the Fund paid brokerage commissions of approximately
$10,317,515, $17,014,335 and $        , respectively. For the fiscal years ended
December 31, 1995, December 31, 1996 and December 31, 1997, the Fund paid in the
aggregate $377,000, $826,686 and $        , respectively, as brokerage
commissions to Morgan Stanley & Co. Incorporated ("Morgan Stanley" or the "Distributor"), an affiliated broker-dealer, which represented 4%, 5% and % of the total amount of brokerage commissions paid in each respective period. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the Fund paid administrative fees to MSAM of approximately $5,238,000,
$7,298,531 and $        , respectively.



    Sun Valley Gold Company (the "Sub-Adviser"), with principal offices at 620 Sun Valley Road, Sun Valley, Idaho, serves as the investment sub-adviser of the Gold Portfolio, pursuant to a sub-advisory agreement among the Fund, the Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"). The Adviser and the Sub-Adviser have entered into an indemnification agreement under which, generally, the Sub-Adviser has agreed to indemnify the Adviser and the Fund for claims or losses in connection with any failure by the Sub-Adviser to comply with its obligations under the Sub-Advisory Agreement or related agreements or any act or omission that amounts to negligence, misfeasance or bad faith, and the Adviser has agreed to indemnify the Sub-Adviser for claims or losses in connection with any failure by the Adviser to comply with its obligations under the Sub-Advisory Agreement or related agreements. As compensation for sub-advisory services for the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the Sub-Adviser earned fees of approximately
$73,000, $110,000 and $        , respectively, and from such fees voluntarily
waived fees of $37,000, $52,000 and $        , respectively. For the fiscal
years ended December 31, 1995, December 31, 1996 and December 31, 1997, the Fund
paid $450, $0 and $        , respectively, as brokerage commissions to Sun
Valley Gold Trading, Inc., a broker-dealer affiliated with the Sub-Adviser.


    Pursuant to the MSAM Administration Agreement between the Adviser and the Fund, the Adviser provides Administrative Services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15 of 1% of the average daily net assets of each Portfolio.


    Under the Agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase Global Funds Services Company ("CGFSC," a corporate affiliate of Chase) provides certain administrative services to the Fund. CGFSC provides operational and administrative services to investment companies with
approximately $69 billion in assets and having approximately       shareholder
accounts as of December 31, 1997. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


DISTRIBUTION OF FUND SHARES


    The Distributor, a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., serves as the Distributor of the Fund's shares pursuant to a Distribution Agreement for the Fund and a Plan of Distribution for the Class B shares of the Portfolios (except the Municipal Money Market and International Small Cap Portfolios which do not have Class B shares) pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" and collectively, the "Plans"). Under each Plan the Distributor is entitled to receive as compensation from these Portfolios a fee, which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Class B shares of these Portfolios. The Plans for the Class B shares were most recently approved by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on December 11, 1997.



    The Class B shares commenced operations on January 2, 1996. Therefore, no Rule 12b-1 fees were paid to the Distributor for the fiscal year ended December 31, 1995. For the fiscal years ended December 31, 1996 and December 31, 1997,
the Fund paid to the Distributor fees of approximately $178,205 and $        ,
respectively, pursuant to the Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The Mortgage-Backed Securities, China Growth and MicroCap Portfolios had not commenced operations as of December 31, 1997.


CODE OF ETHICS

    The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

    The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund as of January 30, 1998 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Fund management's knowledge, as follows:



    ACTIVE COUNTRY ALLOCATION PORTFOLIO: The Trustees of Columbia University in the City of New York, 475 Riverside Drive, Suite 401, New York, NY 10115, owned 20.29% of such Portfolio's total outstanding Class A shares.



    Key Trust Company of Ohio, N.A., FBO Oglebay Norton Company, 127 Public Square, Cleveland, OH 44114, owned 14.03% of such Portfolio's total outstanding Class A shares.



    State Street Bank & Trust Co., FBO MEMC Pension Plan, 200 Newport Avenue, North Quincy, MA 02171, owned 9.44% of such Portfolio's total outstanding Class A shares.



    Sahara Enterprises, Inc., 3 First National Plaza, Suite 2000, Chicago, IL 60602-4260, owned 8.71% of such Portfolio's total outstanding Class A shares.



    Kinghugh S.A. c/o Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 7.22% of such Portfolio's total outstanding Class A shares.



    The Flinn Foundation, Northern Trust Co., Master Trust Dept., 7th Floor, P.O. Box 92984, Chicago, IL 60675, owned 5.47% of such Portfolio's total outstanding Class A shares.



    Fidelity Investments Institutional Operations Co. As Agent For Certain Employee Benefit Plans, 100 Magellan Way, Covington, KY 41015, owned 77.49% of such Portfolio's total outstanding Class B shares.



    David M. & Sharon M. Platter, 9 Palmer Lane, Riverside, CT 06878, owned 22.51% of such Portfolio's total outstanding Class B shares.



    AGGRESSIVE EQUITY PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 12.25% of such Portfolio's total outstanding Class A shares.



    Ministers and Missionaries Benefit Board of the American Baptist Churches,
Attn: Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 10.08% of such Portfolio's total outstanding Class A shares.



    Bank Morgan Stanley AG, Bahnhogstrasse 92, Zurich CH-8023, Switzerland, owned 5.70% of such Portfolio's total outstanding Class A shares.



    Kinghugh S.A., c/o Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 5% of such Portfolio's total outstanding Class A shares.



    ASIAN EQUITY PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 15.46% of such Portfolio's total outstanding Class A shares.



    Association De Biefsaissance Et De Retraite Des Pollciers De La Communaute Urbaine De Montreal, 480 Gilford Street, Montreal, Quebec H2J1N3, owned 15.27% of such Portfolio's total outstanding Class A shares.



    Kenneth P. Ulickey, Charitable Remdr Unitrust, Trustee, Kenneth P. Ulickey, 277 Arboretum Circle, Wheaton, IL 60187-8701 owned 11.41% of such Portfolio's total outstanding Class B shares.



    Rosekrans Family Partnership, 220 Montgomery Street, Suite 1940, San Francisco, CA 94104, owned 10.10% of such Portfolio's total outstanding Class B shares.



    Mr. James Fuld, Jr., 114 East 72nd Street, New York, NY 10021, owned 8.80% of such Portfolio's total outstanding Class B shares.



    Steve & Julie Gerhardt, 6030 Quail Hill Drive, Cincinnati, OH 45233, owned 6.91% of such Portfolio's total outstanding Class B shares.



    John A. Mansour, 111 Congress Avenue, Suite 3000, Austin, TX 78701-4043, owned 6.59% of such Portfolio's total outstanding Class B shares.



    Gururai Deshpande, 9 Sparta Way, Andover, MA 01810, owned 5.79% of such Portfolio's total outstanding Class B shares.



    Berl Bernhard & Karen Bernhard, Trustee FBO The Berl Bernhard Trust, 1693 Epping Farms Lane, Annapolis, MD 21401, owned 5.08% of such Portfolio's total outstanding Class B shares.



    ASIAN REAL ESTATE PORTFOLIO: Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 73.49% of such Portfolio's total outstanding Class A shares.

    Joseph Perella & James I. Black, Trustees, 998 Fifth Avenue, New York, NY 10028-0126, owned 11.29% of such Portfolio's total outstanding Class A shares.



    Amy M. Perella & James I. Black, Trustees, 998 Fifth Avenue, New York, NY 10028-0126, owned 11.29% of such Portfolio's total outstanding Class A shares.



    BALANCED PORTFOLIO: First Bank, N.A. Trustee, Kinney Printing Co., P.O. Box 64010, St. Paul, MN 55154-0010, owned 23.18% of such Portfolio's total outstanding Class A shares.



    H. Conrad & Sarah Meyer, One Woodland Avenue, Bronxville, NY 10708-3208, owned 17.06% of such Portfolio's total outstanding Class A shares.



    Guarantee & Trust Company, Trustee FBO H. Conrad Meyer III, IRA Rollover, One Woodland Avenue, Bronxville, NY 10708-3208, owned 10.32% of such Portfolio's total outstanding Class A shares.



    Jeffery R. Holzschuh, 21 Kenilworth Terrace, Greenwich, CT 06830, owned 6.78% of such Portfolio's total outstanding Class A shares.



    William Guthrie, IRA Rollover, MSTC Custodian, 435 Sheridan Road, Winnetka, IL 60093-2626, owned 62.56% of such Portfolio's total outstanding Class B shares.



    Ramakrishna Kothalanka M.D., Profit Sharing Plan, MSTC Custodian, 126 Bentley Avenue, Jersey City, NJ 07304-1702, owned 36.04% of such Portfolio's total outstanding Class B shares.



    EMERGING GROWTH PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 54.05% of such Portfolio's total outstanding Class A shares.



    Allendale Mutual Insurance Co., P.O. Box 7500, Johnston, RI 02919-0750, owned 19.68% of such Portfolio's total outstanding Class A shares.



    NOAM/A/EC, c/o Philip Winters, Morgan Stanley Asset Management Inc., 1221 6th Avenue, New York, NY 10020, owned 8.70% of such Portfolio's total outstanding Class A shares.



    Anne W. Rohrbach, c/o Gleacher Avenue, 660 Madison Avenue, 19th Floor, New York, NY 10021, owned 11.36% of such Portfolio's total outstanding Class B shares.



    Donald Axinn #2, 131 Jericho Turnpike, Jericho, NY 11753-1017, owned 7.98% of such Portfolio's total outstanding Class B shares.



    Penthouse Manufacturers Co., Inc., 225 Buffalo Avenue, Freeport, NY 11520-4709, owned 7.86% of such Portfolio's total outstanding Class B shares.



    Lawrence M. Howell, Howell Capital, One Maritime Plaza, Suite 1700, San Francisco, CA 94104, owned 7.57% of such Portfolio's total outstanding Class B shares.



    Julian Eisner, 871 Oak Lane, North Woodmere, NY 11581, owned 6.91% of such Portfolio's total outstanding Class B shares.



    H. Conrad & Sarah Meyer, One Woodland Avenue, Bronxville, NY 10708, owned 6.62% of such Portfolio's total outstanding Class B shares.



    Bruce S. Ives, 163 Gallows Hill Road, West Redding, CT 06896, owned 6.01% of such Portfolio's total outstanding Class B shares.



    William B. O'Connor, 18 Monfort Road, Port Washington, NY 11050, owned 5.68% of such Portfolio's total outstanding Class B shares.



    EMERGING MARKETS PORTFOLIO: Ewing Marion Kauffman Foundation, 4900 Oak Street, Kansas City, MO 64112-2776, owned 5.90% of such Portfolio's total outstanding Class A shares.



    Ministers & Missionaries Benefit Board of the American Baptist Churches, 475 Riverside Drive, New York, NY 10115, owned 5.90% of such Portfolio's total outstanding Class A shares.



    EQUITY GROWTH PORTFOLIO: Fidelity Management Trust Company as Trustee for GTE Master Savings Trust, 82 Devonshire Street, Boston, MA 02109, owned 21.59% of such Portfolio's total outstanding Class A shares.



    Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 16.86% of such Portfolio's total outstanding Class A shares.



    Fidelity Investments Institutional Operations Company As Agent for Certain Employee Benefit Plans, 100 Magellan Way, Covington, KY 41015, owned 10.43% of such Portfolio's total outstanding Class A shares.

    St. Raymonds Cemetery Reserve Fund, P.O. Box 92800, Rochester, NY 14692, owned 5.09% of such Portfolio's total outstanding Class A shares.



    Bankers Trust Co. As Custodian for Marriott International Inc. Employees' Profit Sharing, Retirement and Savings Plan and Trust, 100 Plaza One, Jersey City, NJ 07311-3999, owned 5.44% of such Portfolio's total outstanding Class B shares.



    EUROPEAN EQUITY PORTFOLIO: Alan Gerry, c/o Granite Associates LP, 1 Cablevision Center, Liberty, NY 12754, owned 5.13% of such Portfolio's total outstanding Class A shares.



    Wayne Gretzky, Trustee of the Gretzky Trust of 1989, 9100 Wilshire Blvd, Suite 10000, Beverly Hills, CA 90210, owned 5.73% of such Portfolio's total outstanding Class B shares.



    Gururai Deshpande, 9 Sparta Way, Andover, MA 01810, owned 5.11% of such Portfolio's total outstanding Class B shares.



    HVA Limited Partnership, 1301 W. Newport Center Drive, Deerfield Beach, FL 33442-7734 owned 5.05% of such Portfolio's total outstanding Class B shares.



    EUROPEAN REAL ESTATE PORTFOLIO: Donald E. Axinn, 131 Jericho Turnpike, Jericho, NY 11753-1017 owned 24.45% of such Portfolio's total outstanding Class B shares.



    Irene R. Miller & Anoush Khoshkish, 186 Riverside Drive, Apt 10E, New York, NY 10024-1007 owned 12.81% of such Portfolio's total outstanding Class B shares.



    Janet G. Burdick, 1414 East Dean Road, Milwaukee, WI 53217, owned 12.41% of such Portfolio's total outstanding Class B shares.



    John W. Rutledge, 1122 N. Clark Street, Suite 1905, Chicago, IL 60610-2865, owned 12.32% of such Portfolio's total outstanding Class B shares.



    Virginia A. Cram, 2383 61st Street Drive, Binton, IA 52349-9476, owned 12.15% of such Portfolio's total outstanding Class B shares.



    James L. Cram, 2383 61st Street Drive, Binton, IA 52349-9476, owned 12.15% of such Portfolio's total outstanding Class B shares.



    FIXED INCOME PORTFOLIO: Burton D. Cohen, 3912 Zenith Avenue South, Minneapolis, MN 55410-1169, owned 6.75% of such Portfolio's total outstanding Class B shares.



    Michael S. Virgil, Trustee, Mary Ann Young Brownsey Trust, 330 N. Wabash Avenue, 22nd Floor, Chicago, IL 60611, owned 6.45% of such Portfolio's total outstanding Class B shares.



    Max Jeffrey Baum, IRA Rollover, MSTC Custodian, 620 Green Bay Road, Highland Park, IL 60035, owned 5.86% of such Portfolio's total outstanding Class B shares.



    Joan M. Hunt Trust, 8627 Madison Drive, Niles, IL 60648, owned 5.57% of such Portfolio's total outstanding Class B shares.



    Laverne M. Brownsey Trust, 330 N. Wabash Avenue, 22nd Floor, Chicago, IL 60611-3603, owned 5.30% of such Portfolio's total outstanding Class B shares.



    First United Methodist Church of Chicago-Endowment Fund, 77 West Washington, Chicago, IL 60602-2801, owned 5.17% of such Portfolio's total outstanding Class B shares.



    GLOBAL EQUITY PORTFOLIO: Robert College of Istanbul Turkey c/o Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 44% of such Portfolio's total outstanding Class A shares.



    JM Kaplan Fund, Inc., 880 Third Avenue, 3rd Floor, New York, NY 10022, owned 12.31% of such Portfolio's total outstanding Class A shares.



    Kaplan, Choate Value Partners, L.P., 880 Third Avenue, New York, NY 10022-4730, owned 8.95% of such Portfolio's total outstanding Class A shares.



    Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104, owned 6.79% of such Portfolio's total outstanding Class A shares.



    Gooss & Company, c/o Chase Manhattan Bank, 1211 6th Avenue, New York, NY 10036, owned 6.26% of such Portfolio's total outstanding Class A shares.



    Fidelity Investments Institutional Operations as Agent for Certain Employee Benefit Plans, 100 Magellan Way, Covington, KY 41015, owned 19.97% of such Portfolio's total outstanding Class B shares.

    Edward J. Prostic, 2225 Stratford Road, Mission Hills, KS 66208, owned 6.56% of such Portfolio's total outstanding Class B shares.



    Eduardo Abad Trustee, Abad Charitable Remainder Trust 1, 277 North Deepspring, Orange, CA 92669-6505, owned 6.31% of such Portfolio's total outstanding Class B shares.



    V. Marc Droppert IRA, MSTC Custodian, 13106 184th NE, Redmond, WA 98052, owned 5.44% of such Portfolio's total outstanding Class B shares.



    GLOBAL FIXED INCOME PORTFOLIO: American Industries Trust Company Inc., Trustee for AG First Farm Credit Bank Retirement Plan, 5700 NW Central Drive, 4th Floor, Houston, TX 77092, owned 22.89% of such Portfolio's total outstanding Class A shares.



    Northern Trust Company as Custodian, FBO The Lund Foundation, P.O. Box 92956, Chicago, IL 60675, owned 18.22% of such Portfolio's total outstanding Class A shares.



    Northern Trust Company as Custodian, FBO The LBD Foundation, P.O. Box 92956, Chicago, IL 60675, owned 6.95% of such Portfolio's total outstanding Class A shares.



    The Northern Trust Co. FBO Christel Dehaan, P.O. Box 92956, Chicago, IL 60675-2956, owned 6.95% of such Portfolio's total outstanding Class A shares.



    National Bank of Commerce Trustee, FBO National Bank of Commerce Pension Plan, c/o NBC Trust Dept., One Commerce Square, Memphis, TN 38150, owned 6.28% of such Portfolio's total outstanding Class A shares.



    Radiology Associates PA Employee Benefit Plan, 500 South University, Suite 604, Little Rock, AR 72205, owned 5.86% of such Portfolio's total outstanding Class A shares.



    Investment and Research In Education c/o Philip W. Winters, Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 5.65% of such Portfolio's total outstanding Class A shares.



    David Brooks Gendron, 2 Montpelier Place, London SW7 1HJ, England, UK, owned 5.92% of such Portfolio's total outstanding Class B shares.



    HIGH YIELD PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 23.67% of such Portfolio's total outstanding Class A shares.



    Sandra Gerry, 79 Loomis Road, Liberty, NY 12754-2709, owned 7.80% of such Portfolio's total outstanding Class A shares.



    INTERNATIONAL EQUITY PORTFOLIO: Vanguard Fiduciary Trust Company, FBO Ball Corp. Plan 91324, The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, owned 30% of such Portfolio's total outstanding Class B shares.



    Ramakrishna Kothalanka, IRA Rollover, MSTC Custodian, 126 Bentley Ave., Jersey City, NJ 07304-1702, owned 5% of such Portfolio's total outstanding Class B shares.



    INTERNATIONAL MAGNUM PORTFOLIO: Bankers Trust Trustee, Harris Corporation Retirement Plan & Harris Corporation Union Retirement Plan, 1025 W. Nasa Boulevard, Melbourne, FL 32919, owned 33.14% of such Portfolio's total outstanding Class A shares.



    Lutheran Brotherhood, 625 Fourth Avenue, Minneapolis, MN 55415, owned 6.79% of such Portfolio's total outstanding Class A shares.



    Fidelity Investments Institutional Operations Company As Agent for Certain Employee Benefit Plans, 100 Magellan Way, Covington, KY 41015, owned 71.99% of such Portfolio's total outstanding Class B shares.



    INTERNATIONAL SMALL CAP PORTFOLIO: The Skillman Foundation, Attn: Jean E. Gregory, 600 Renaissance Center, Suite 1700, Detroit, MI 48243, owned 9.97% of such Portfolio's total outstanding Class A shares.



    Trustees of Boston College Attn: Paul Haran Associate Treasurer, St. Thomas More Hall 310, Chestnut Hill, MA 02167, owned 7.27% of such Portfolio's total outstanding Class A shares.



    General Mills, Inc. Master Trust: Pooled International Fund, One General Mills Blvd., Minneapolis, MN 55426, owned 6.93% of such Portfolio's total outstanding Class A shares.



    State Street Bank & Trust Co. As Trustee for Nissan Retirement Savings Plan, P.O. Box 1992, Boston, MA 02105-1992, owned 5.72% of such Portfolio's total outstanding Class A shares.



    Cornell University, c/o Gail Reeke, Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 5.15% of such Portfolio's total outstanding Class A shares.

    JAPANESE EQUITY PORTFOLIO: The Northern Trust Company As Trustee, FBO Portland General Holdings, Inc., Investment Plan Trust, Attn: William J. Valach, 121 SW Salmon Street, Portland, OR 97204, owned 6.12% of such Portfolio's total outstanding Class A shares.



    LATIN AMERICAN PORTFOLIO: The Hostetter Foundation, The Pilot House, Lewis Wharf, Boston, MA 02110, owned 12.09% of such Portfolio's total outstanding Class A shares.



    T.R. Ansco & Company, P.O. Box 48698, Wichita, KS 67201, owned 17.72% of such Portfolio's total outstanding Class B shares.



    Raymond Dunn, III, 2310 Washington St., Suite 330, Newton, MA 02162-1440, owned 5.27% of such Portfolio's total outstanding Class B shares.



    Joseph G. Fogg, III, JG Fogg & Co. Inc., 400 Post Avenue, Suite 404, Westbury, NY 11590-2226, owned 5.05% of such Portfolio's total outstanding Class B shares.



    MUNICIPAL BOND PORTFOLIO: Daniel F. and Maria J. McDonald, 8550 Old Dominion Drive, McLean, VA 22102, owned 10.10% of such Portfolio's total outstanding Class A shares.



    Cushman Trust, c/o Cambrian Services, 1114 Avenue of the Americas, Suite 2702, New York, NY 10036, owned 8.91% of such Portfolio's total outstanding Class A shares.



    Frank R. Mori, 935 Park Avenue, New York, NY 10028, owned 8.17% of such Portfolio's total outstanding Class A shares.



    Sevenson Environmental Services, P.O. Box 396, 2749 Lockport Road, Niagra Falls, NY 14305, owned 6.78% of such Portfolio's total outstanding Class A shares.



    Donna Karan, c/o Stephan Weiss, The Donna Karan Company, 550 Seventh Avenue, New York, NY 10018, owned 6.39% of such Portfolio's total outstanding Class A shares.



    SMALL CAP VALUE EQUITY PORTFOLIO: John A. Mansour, 111 Congress Avenue, Suite 3000, Austin, TX 78701-4043 owned 5.97% of such Portfolio's total outstanding Class B shares.



    TECHNOLOGY PORTFOLIO: Valassis Enterprises-Equity, c/o Franklin Enterprises, 520 Lake Cook Road, Suite 380, Deerfield, IL 60015, owned 15.84% of such Portfolio's total outstanding Class A shares.



    Bruce W. Bastian and McKay S. Matthews, Trustees FBO Bruce W. Bastian Charitable Trust, 51 West Center #755, Orem, UT 84057-4605 owned 15.03% of such Portfolio's total outstanding Class A shares.



    Kinghugh S.A., c/o Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 10.32% of such Portfolio's total outstanding Class A shares.



    Donald L. Gustafson, IRA Rollover, MSTC Custodian, 3420 Norman Drive, Reno, NV 85909-5089 owned 13.12% of such Portfolio's total outstanding Class B shares.



    Sonali Lakhani & Snvdarshan Lakhani, 30 Kristy Lane, Watchung, NJ 07060, owned 9.93% of such Portfolio's total outstanding Class B shares.



    Paul Krieger, 23 Fairview Avenue, Great Neck, NY 11023, owned 8.23% of such Portfolio's total outstanding Class B shares.



    Jonathan J. Williams, IRA Rollover, MSTC Custodian, 132 Ready Road, Walnut Creek, CA 94598-2329, owned 8.19% of such Portfolio's total outstanding Class B shares.



    Dr. William A. Tansey III, M.D., IRA Rollover, 8 Chestnut Place, Short Hills, NJ 07078-2816, owned 8.06% of such Portfolio's total outstanding Class B shares.



    Andrew G. Lockhart, Flat 2 19A Weatherby Gardens, London, England SW5 OJP, owned 7.68% of such Portfolio's total outstanding Class B shares.



    Dr. Norman J. Nichols, IRA Rollover, MSTC Custodian, 5234 Netherland Avenue, Bronx, NY 10471-2810, owned 7.59% of such Portfolio's total outstanding Class B shares.



    Robert Weinstein, IRA Rollover, MSTC Custodian, 875 N. Michigan Avenue, Suite 2930, Chicago, IL 60611, owned 6.22% of such Portfolio's total outstanding Class B shares.



    Harvey A. Wagner & Arlene L. Wagner, 2660 Peachtree Road NW#32G, Atlanta, GA 30305, owned 5.66% of such Portfolio's total outstanding Class B shares.



    Philip L. Rafnson, 7667 Cahill Road, Minneapolis, MN 55439, owned 5.62% of such Portfolio's total outstanding Class B shares.

    Lisa S. Mendelson, 16 Tunstall Road, Scarsdale, NY 10586, owned 5.61% of such Portfolio's total outstanding Class B shares.



    The Chase Manhattan Bank, Custodian of the IRA Rollover of Ruth Malkoff, 108-19 Flatlands 9th St., Brooklyn, NY 11236, owned 5.39% of such Portfolio's total outstanding Class B shares.



    U.S. EQUITY PLUS PORTFOLIO: Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 5.42% of such Porfolio's total outstanding Class A shares.



    Lawrence Menaker and Cecelia Menaker, 734 Ninth Street, Wilmette, IL 60091-2616, owned 99.99% of such Portfolio's total outstanding Class B shares.



    U.S. REAL ESTATE PORTFOLIO: Northern Trust Company Trustee, FBO Anderson Worldwide Profit Sharing 401k Retirement Trust, P.O. Box 92956, Chicago, IL 60675, owned 12.91% of such Portfolios total outstanding Class A Shares.



    Northwestern University, Attn: Investment Department, 633 Clark Street, Suite 1-209, Evanston, IL 60208, owned 7.89% of such Portfolio's total outstanding Class A shares.



    Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104, owned 6.20% of such Portfolio's total outstanding Class A Shares.



    Northern Trust Company Trustee FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 5.47% of such Portfolio's total outstanding Class A shares.



    Morgan Stanley & Co. Pension Fund, c/o Northern Trust Company, 770 Broadway, New York, NY 10003, owned 5.18% of such Portfolio's total outstanding Class A shares.



    Merrill Lynch Trust Co., Trustee FBO Qualified Retirement Plans, 265 Davidson Avenue, 4th Floor, Somerset, NJ 08873, owned 49.03% of such Portfolio's total outstanding Class B shares.



    VALUE EQUITY PORTFOLIO: San Diego Museum of Art, Board Designated Fund #6, P.O. Box 2107, San Diego, CA 92110-2107, owned 5.15% of such Portfolio's total outstanding Class A shares.



    Alice H. Bartlett Trust, Paul D. Bartlett, Jr., Trustee, 4800 Main Street, Suite 600, Kansas City, MO 64112, owned 19.58% of such Portfolio's total outstanding Class B shares.



    Paul D. Bartlett, Jr., 4800 Main Street, Suite 600, Kansas City, MO 64112, owned 12.77% of such Portfolio's total outstanding Class B shares.



    R. Douglas Spedding, Trustee of R. Douglas Spedding 1996 Trust, c/o ROS 4380
E. Alameda, Glendale, CO 80222, owned 10.77% of such Portfolio's total outstanding Class B shares.



    David Brooks Gendron, 2 Montpelier Place, London SW7 1HJ England, UK, owned 8.02% of such Portfolio's total outstanding Class B shares.



    First United Methodist Church of Chicago - Endowment Fund, 77 West Washington, Chicago, IL 60602, owned 6.08% of such Portfolio's total outstanding Class B shares.



    George N. & Susan P. Fugelsang, 17 Calhoun Drive, Greenwich, CT 06831, owned 5.98% of such Portfolio's total outstanding Class B shares.



    Laverne M. Brownsey Trust, 333 N. Wabash Avenue, 22nd Floor, Chicago, IL 60611 owned 5.19% of such Portfolio's total outstanding Class B shares.


                  NET ASSET VALUE FOR MONEY MARKET PORTFOLIOS

    The Money Market Portfolio and the Municipal Money Market Portfolio seek to maintain a stable net asset value per share of $1.00. These Portfolios use the amortized cost method of valuing their securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of each Portfolio's per share net asset value at $1.00 is based on the Portfolio's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, each of the Money Market Portfolios must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the Commission.

    The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and each Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Directors.

    In the event of a deviation of over 1/2 of 1% between a Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a net asset value per share as determined by using available market quotations.

    There are various methods of valuing the assets and of paying dividends and distributions from a money market fund. Each of the Money Market and Municipal Money Market Portfolios values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the net asset value per share of each Portfolio will ordinarily remain at $1.00, but each Portfolio's daily dividends will vary in amount. Net realized gains, if any, will normally be declared and paid monthly.

                            PERFORMANCE INFORMATION

    The Fund may from time to time quote various performance figures to illustrate the Portfolios' past performance.

    Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

    From time to time each Portfolio, except the Money Market and Municipal Money Market Portfolios, may advertise total return for each class of shares of the Portfolio. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.


    The average annual compounded rates of return (unless otherwise noted) for the Fund's Portfolios for the one year and five year periods ended December 31, 1997 and for the period from inception through December 31, 1997 are as follows:



                                                                                           AVERAGE ANNUAL
                                                    INCEPTION     ONE      AVERAGE ANNUAL      SINCE
NAME OF PORTFOLIO+                                    DATE        YEAR       FIVE YEARS      INCEPTION
--------------------------------------------------  ---------  ----------  --------------  --------------
Active Country Allocation
  Class A.........................................    1/17/92        8.61%        11.37%           8.69%
  Class B.........................................    1/02/96        8.35%          N/A            7.65%
Aggressive Equity
  Class A.........................................    3/08/95       33.31%          N/A           41.36%
  Class B.........................................    1/02/96       32.90%          N/A           36.62%
Asian Equity
  Class A.........................................    7/01/91      (48.29)%         (0.14 )%         4.16%
  Class B.........................................    1/02/96      (48.48)%           N/A        (27.21  )%
Asian Real Estate
  Class A.........................................   10/01/97      (19.92)%*           N/A          N/A
  Class B.........................................   10/01/97      (19.70)%*           N/A          N/A
Balanced
  Class A.........................................    2/20/90       17.30%         11.98%         11.25%
  Class B.........................................    1/02/96       16.94%           N/A          13.56%
Emerging Growth
  Class A.........................................   11/01/89       11.36%          8.88%         11.88%
  Class B.........................................    1/02/96       11.13%           N/A           7.30%
Emerging Markets
  Class A.........................................    9/25/92       (1.03)%         10.23%        10.13%
  Class B.........................................    1/02/96       (1.31)%           N/A          4.69%

                                                                                           AVERAGE ANNUAL
                                                    INCEPTION     ONE      AVERAGE ANNUAL      SINCE
NAME OF PORTFOLIO+                                    DATE        YEAR       FIVE YEARS      INCEPTION
--------------------------------------------------  ---------  ----------  --------------  --------------
Emerging Markets Debt
  Class A.........................................    2/01/94       18.29%          N/A           18.77%
  Class B.........................................    1/02/96       18.05%          N/A           32.46%
Equity Growth
  Class A.........................................    4/02/91       31.32%        21.86%          19.07%
  Class B.........................................    1/02/96       31.05%          N/A           30.53%
European Equity
  Class A.........................................    4/02/93       17.88%          N/A           19.25%
  Class B.........................................    1/02/96       17.73%          N/A           19.26%
European Real Estate
  Class A.........................................   10/01/97       (4.76)%*           N/A          N/A
  Class B.........................................   10/01/97       (4.76)%*           N/A          N/A
Fixed Income
  Class A.........................................    5/15/91        9.54%          7.54%          8.53%
  Class B.........................................    1/02/96        9.48%           N/A           6.89%
Global Equity
  Class A.........................................    7/15/92       23.75%         22.71%         20.03%
  Class B.........................................    1/02/96       23.37%           N/A          22.74%
Global Fixed Income
  Class A.........................................    5/01/91        1.50%          6.91%          7.42%
  Class B.........................................    1/02/96        1.29%           N/A           3.68%
Gold
  Class A.........................................    2/01/94      (55.64)%           N/A        (14.67  )%
  Class B.........................................    1/02/96      (55.17)%           N/A        (28.74  )%
High Yield
  Class A.........................................    9/28/92       15.87%         13.98%         13.46%
  Class B.........................................    1/02/96       15.48%           N/A          14.94%
International Equity
  Class A.........................................    8/04/89       13.91%         20.19%         12.19%
  Class B.........................................    1/02/96       13.57%           N/A          16.07%
International Magnum
  Class A.........................................    3/15/96        6.58%*           N/A          8.28%
  Class B.........................................    3/15/96        6.33%*           N/A          7.94%
International Small Cap
  Class A.........................................   12/15/92       (0.55)%         12.76%        12.84%
Japanese Equity
  Class A.........................................    4/25/94       (9.23)%           N/A         (4.38  )%
  Class B.........................................    1/02/96       (9.64)%           N/A         (5.75  )%
Latin American
  Class A.........................................    1/18/95       41.28%           N/A          24.70%
  Class B.........................................    1/02/96       40.37%           N/A          41.47%
Municipal Bond
  Class A.........................................    1/18/95        7.25%           N/A           6.66%
  Class B.........................................    1/02/96       (0.01 %**           N/A          N/A
Small Cap Value Equity
  Class A.........................................   12/17/92       36.80%         18.30%         18.46%
  Class B.........................................    1/02/96       36.51%           N/A          29.27%
Technology
  Class A.........................................    9/16/96       37.27%           N/A          34.80%
  Class B.........................................    9/16/96       36.90%           N/A          34.52%
U.S. Equity Plus
  Class A.........................................    7/31/97        3.94%*           N/A           N/A
  Class B.........................................    7/31/97        3.93%*           N/A           N/A
U.S. Real Estate
  Class A.........................................    2/24/95       27.62%           N/A          30.92%
  Class B.........................................    1/02/96       27.21%           N/A          32.66%
Value Equity
  Class A.........................................    1/31/90       29.20%         18.64%         14.89%
  Class B.........................................    1/02/96       28.70%           N/A          23.56%


------------------

 + The China Growth, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations as of December 31, 1997.

 * Cumulative (unannualized) total return since inception of the Portfolio.

**Per share amounts for the year ended October 31, 1997 and for the period ended
  November 5, 1997 are based on average shares outstanding. As of November 5, 1997, and for the period from March 19 through October 30, 1997, there were no outstanding Class B shares for the Municipal Bond Portfolio.

    These figures were calculated according to the following formula:

       P(1+T)to the power of n    =    ERV

    where:

         P      =      a hypothetical initial payment of $1,000
         T      =      average annual total return
         n      =      number of years
       ERV      =      ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

CALCULATION OF YIELD FOR NON-MONEY MARKET PORTFOLIOS

    From time to time certain of the Fund's Portfolios may advertise yield.

    Current yield reflects the income per share earned by a Portfolio's investments.

    Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.


    The respective current yields for certain of the Fund's Portfolios for the 30-day period ended December 31, 1997 were as follows:



                                                     CLASS A
PORTFOLIO NAME                                       SHARES    CLASS B SHARES
--------------------------------------------------  ---------  --------------
Emerging Markets Debt.............................          %             %
Fixed Income......................................          %             %
Global Fixed Income...............................          %             %
High Yield........................................          %             %
Municipal Bond....................................          %             %


    These figures were obtained using the following formula:

            Yield                 =         2[(a - b + 1)to the power of 6 - 1]
                                                    -------------------
                                                            cd

    where:

a                  =  dividends and interest earned during the period
b                  =  expenses accrued for the period (net of reimbursements)
c                  =  the average daily number of shares outstanding during the period that were entitled to receive income distributions
d                  =  the maximum offering price per share on the last day of the period.

CALCULATION OF YIELD FOR MONEY MARKET PORTFOLIOS


    The current yield of the Money Market and Municipal Money Market Portfolios is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. The yields of the Money Market and Municipal
Money Market Portfolios for the 7-day period ended December 31, 1997 were     %
and     %, respectively. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December
31, 1997 were     % and     %, respectively.


    The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

                TAXABLE EQUIVALENT YIELD FOR THE MUNICIPAL BOND
                      AND MUNICIPAL MONEY MARKET PORTFOLIO

    It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:

   Tax Free Yield
-------------------       =      Your Taxable Equivalent
1 - Your Tax Bracket             Yield

    For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%.


    The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 1997 under the Internal Revenue Code. There can, of course, be no guarantee that the Municipal Bond Portfolio or Municipal Money Market Portfolio will achieve a specific yield. Also, it is possible that some portion of the Portfolio's dividends may be subject to Federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.


                         TAXABLE EQUIVALENT YIELD TABLE

           SAMPLE LEVEL OF              FEDERAL
           TAXABLE INCOME               INCOME       TAXABLE EQUIVALENT RATES BASED ON TAX-EXEMPT YIELD OF:
-------------------------------------    TAX    -----------------------------------------------------------------
  JOINT RETURN       SINGLE RETURN      BRACKETS  3%    4%     5%     6%     7%      8%      9%      10%     11%
-----------------  ------------------   -----   ----   ----   ----   ----   -----   -----   -----   -----   -----
$0-39,000          $0-23,350            15.0%   3.5%   4.7%   5.9%   7.1%    8.2%    9.4%   10.6%   11.8%   12.9%
39,000-94,250      23,350-56,550        28.0    4.2    5.6    6.9    8.3     9.7    11.1    12.5    13.9    15.3
94,250-143,600     56,550-117,950       31.0    4.3    5.8    7.2    8.7    10.1    11.6    13.0    14.5    15.9
143,600-256,500    117,950-256,500      36.0    4.7    6.3    7.8    9.4    10.9    12.5    14.1    15.6    17.2
over 256,500       over 256,500         39.6    5.0    6.6    8.3    9.9    11.6    13.2    14.9    16.6    18.2

------------------

* Net amount subject to 1997 Federal Income Tax after deductions and exemptions, not indexed for 1996 income tax rates.



    The taxable equivalent yields for the Municipal Money Market and Municipal Bond Portfolios for the seven days ended December 31, 1997 assuming a Federal
income tax rate of 39.6% (maximum rate), were     % and     %, respectively. The
taxable equivalent effective yields for the Municipal Money Market and Municipal Bond Portfolios for the seven days ended December 31, 1997, assuming the same
tax rate, were     % and     %, respectively.


COMPARISONS

    To help investors better evaluate how an investment in a Portfolio of Morgan Stanley Institutional Fund, Inc. might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

    (a) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

    (b) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

    (c) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers and Bloomberg L.P.

    (d) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

    (e) Mutual Fund Source Book, published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

    (f) Savings and Loan Historical Interest Rates -- as published in the U.S. Savings & Loan League Fact Book.

    (g) Stocks, Bonds, Bills and Inflation, published by Hobson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

    The following indices and averages may also be used:

    (a) Composite Indices -- 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

    (b) Consumer Price Index (or cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

    (c) Donoghue's Money Fund Average -- an average of all major money market fund yields, published weekly for 7 and 30-day yields.

    (d) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (e) CS First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

    (f) CS First Boston Upper/Middle Tier High Yield Index -- an unmanaged index of bonds rated B to BBB.

    (g) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.


    (h) GPR Life European Real Estate T.R. Index -- a European market capitalization weighted index of listed property/ real estate securities measuring total return.



    (i) GPR Life Far East Asia Real Estate T.R. Index -- a Far East market capitalization weighted index of listed property/ real estate securities measuring total return.



    (j) IFC Global Total Return Composite Index -- an unmanaged index of common stocks and includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).



    (k) Indata Balanced-Median Index -- an unmanaged index and includes an asset allocation of 0.5% cash, 37.9% bonds and 61.6% equity based on $52.5 billion in assets among 431 portfolios for the year ended December 31, 1997 (assumes dividends reinvested).



    (l) Indata Equity-Median Stock Index -- an unmanaged index which includes an average asset allocation of 8.3% cash and 91.7% equity based on $491.5 billion in assets among 979 portfolios for the year ended December 31, 1996.



    (m) J.P. Morgan Emerging Markets Bond Index -- a market-weighted index composed of all Brady bonds outstanding and includes Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Poland and Venezuela.



    (n) J.P. Morgan Emerging Markets Bond Index Plus -- expanding on the J.P. Morgan Emerging Markets Bond Index, which only trades Brady Bonds, this index reflects total returns for external debt instruments which have been traded in emerging markets. Brady Bonds are included amoung such instruments, as well as Eurobonds, loans and U.S. dollar denominated local market instruments. Countries included in the index are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Phillipines, Poland, Russia, South Africa and Venezuela. A more comprehensive benchmark than the EMBI, the EMBI+ covers 49 instruments from these countries. At $96 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.



    (o) J.P. Morgan Traded Global Bond Index -- an unmanaged index of securities and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, United Kingdom and the United States.



    (p) Lehman Brothers Aggregate Bond Index -- an unmanaged index made up of the Government/Corporate Index, the Mortgage Backed Securities Index and the Asset-Backed Securities Index.



    (q) Lehman Brothers LONG-TERM Treasury Bond -- composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

    (r) The Lehman 7 Year Municipal Bond Index -- an unmanaged index which consists of investment grade bonds with maturities between 6-8 years rated BAA or better. All bonds have been taken from deals done within the last 5 years, with assets of $50 million or larger.



    (s) Lipper Capital Appreciation Index -- a composite of mutual funds managed for maximum capital gains.



    (t) Morgan Stanley Capital International Combined Far East Free ex-Japan Index -- a market-capitalization weighted index comprising stocks in China Free Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. Korea is included in the MSCI Combined Far East Free ex-Japan Index at 20% of its market capitalization.



    (u) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.



    (v) Morgan Stanley Capital International Emerging Markets Global Latin America Index -- an unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela (Assumes reinvestment of dividends).



    (w) Morgan Stanley Capital International Europe Index -- an unmanaged index of common stocks and includes 14 countries throughout Europe.



    (x) Morgan Stanley Capital International Japan Index -- an unmanaged index of common stocks.



    (y) Morgan Stanley Capital International Latin America Index -- a broad-based market capitalization-weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (assumes dividends reinvested).



    (z) Morgan Stanley Capital International World Index -- an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.



    (aa) NASDAQ Composite Index -- an unmanaged index of common stocks.



    (bb) NASDAQ Industrial Index -- a capitalization-weighted index composed of more than 3,000 domestic stocks taken from the following industry sectors: agriculture, mining, construction, manufacturing, electronic components, services and public administration enterprises. It is a value-weighted index calculated on price change only and does not include income.



    (cc) National Association of Real Estate Investment Trusts ("NAREIT") Index -- an unmanaged market weighted index of tax qualified REITs (excluding healthcare REITs) listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System including dividends.



    (dd) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.



    (ee) Philadelphia Gold and Silver Index -- an unmanaged index comprised of seven leading companies involved in the mining of gold and silver.



    (ff) Russell 2000 Growth Index -- comprised of those Russell 2000 Securities with an above-average growth orientation. Here, securities tend to exhibit higher price-to-book and price-earnings ratios, lower divided yeilds and higher forecasted growth than the Value universe.



    (gg) Russell 2500 Index -- comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.



    (hh) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.



    (ii) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It a is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.



    (jj) Salomon Brothers Broad Investment Grade Bond -- a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.



    (kk) Standard & Poor's 500 Stock Index or its component indices -- unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (ll) Standard & Poor's Small Cap 600 Index -- a capitalization-weighted index of 600 domestic stocks having market capitalizations which reside within the 50th and the 83rd percentiles of the market capitalization of the entire stock market, chosen for certain liquidity characteristics and for industry representation.



    (mm)Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.



    (nn) Lipper Science and Technology Fund Index -- a composite index of the mutual funds which invest at least 65% of their assets in science and technology stocks.



    (oo) Hambrecht and Quist Technology Index -- an index of computer and chip makers, biotechnology concerns and other high-tech companies.



    (pp) Sound View Technology Index -- an unweighted index consisting of more than 100 technology companies.



    (qq) Morgan Stanley High Tech 35 Index -- an index comprised of thirty-five technology stocks chosen by Morgan Stanley.



    (rr) Pacific Stock Exchange Index -- an index consisting of approximately 100 technololgy and healthcare technology concerns.


    In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its futures. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

GENERAL PERFORMANCE INFORMATION

    Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

    From time to time, a Portfolio's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

    Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

    The Portfolios may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley clients. The Portfolios may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment.

    The Portfolios may include in its advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley; and the portfolio manager's goals, strategies and investment techniques.

    The Portfolios' advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Portfolios may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of Morgan Stanley as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.

    The Portfolios may quote various measures of volatility and benchmark correlation in advertising. The Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Portfolio may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

    The Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS


    The Fund's Articles of Incorporation, as amended and restated, permit the Directors to issue 40 billion shares of common stock, par value $.001 per share, from an unlimited number of classes ("Portfolios") of shares. Currently the Fund consists of shares of thirty-two Portfolios (the China Growth, Mortgage-Backed Securities and MicroCap Portfolios are not currently offering shares).


    The shares of each Portfolio of the Fund are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see discussion under "Taxes" in this Statement of Additional Information). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

    Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the applicable Prospectus.

    As set forth in the Prospectuses, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically received in additional shares of such class of that Portfolio of the Fund at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

CUSTODY ARRANGEMENTS


    Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not affiliated with the Adviser or Morgan Stanley. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with Rule 17f-5 adopted by the Commission under the 1940 Act. Morgan Stanley Trust Company is an affiliate of the Adviser and Morgan Stanley. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.


ADVISER'S USE OF COMPANIES COMPRISING THE S&P 500 INDEX


    The Adviser uses the 500 companies included in the S&P 500 Index as the universe of potential investments for the U.S. Equity Plus Portfolio. The U.S. Equity Plus Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to investors in the U.S. Equity Plus Portfolio or any member of the public regarding the advisability of investing in the U.S. Equity Plus Portfolio or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Adviser or the U.S. Equity Plus Portfolio. S&P has no obligation to take the needs of the Adviser or the investors in the U.S. Equity Plus Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for, does not participate in and has no obligation or liability in connection with the management, administration or marketing of the U.S. Equity Plus Portfolio.


    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE PERFORMANCE OF THE ADVISER OR THE U.S. EQUITY PLUS PORTFOLIO, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) ARISING OUT OF ANY USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS


    EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers 1, 2 and 3 in each generic voting classification from Aa through B. The modifier 1 indicates that the security ranks at a higher end of the rating category; modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


    EXCERPTS FROM S&P'S DESCRIPTION OF BOND RATINGS: AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC and C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C -- The rating C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.


    DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 - favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

    DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.


    EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: SP-1+ -- very strong capacity to pay principal and interest; SP-2 -- strong capacity to pay principal and interest.



    DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+ -- this designation indicates the degree of safety regarding timely payment is extremely strong. A-1 -- this designation indicates the degree of safety regarding timely payment is strong.


                              FINANCIAL STATEMENTS


    The Fund's financial statements for the fiscal year ended December 31, 1997, including notes thereto and the report of Price Waterhouse LLP will be filed by amendment. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. The China Growth, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations at December 31, 1997.

                                     PART C

                     Morgan Stanley Institutional Fund, Inc.
                                Other Information


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS
          --------------------

          1.   INCLUDED IN PART A (PROSPECTUSES)

               The Registrant's audited financial highlights for the Money Market, Municipal Money Market, Aggressive Equity, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity, U.S. Real Estate, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap, European Equity, Asian Equity, Emerging Markets, Gold, Japanese Equity, Latin American, Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Municipal Bond, U.S. Equity Plus, European Real Estate, Asian Real Estate, Technology and International Magnum Portfolios, respectively, for the fiscal year ended December 31, 1997, will be filed by amendment.

               The Fund's Mortgage-Backed Securities, China Growth and MicroCap Portfolios were not operational as of December 31, 1997. Accordingly, no audited financial highlights will be included in the respective prospectus of each of the foregoing portfolios.

          2. INCORPORTED BY REFERENCE INTO PART B (STATEMENT OF ADDITIONAL INFORMATION)

               The Registrant's audited financial statements for the Money Market, Municipal Money Market, Aggressive Equity, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity,
               U.S. Real Estate, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap,
               European Equity, Asian Equity, Emerging Markets, Gold,
               Japanese Equity, Latin American, Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Municipal Bond, U.S. Equity Plus, European Real Estate, Asian Real Estate, International Magnum and Technology Portfolios, respectively, for the fiscal year ended December 31, 1997, including Price Waterhouse LLP's report thereon, will be filed by amendment.

               The Fund's Mortgage-Backed Securities, China Growth and MicroCap Portfolios were not operational as of December 31, 1997. Accordingly, no audited financial statements will be included in the Statement of Additional Information.

     (B)  EXHIBITS
          --------

     1    (a)  Articles of Amendment and Restatement are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-23166 and
               811-5624), as filed with the SEC via EDGAR on October 13, 1995.

          (b) Articles Supplementary to Registrant's Articles of Amendment and Restatement (reclassifying shares) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

          (c) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Technology Portfolio) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

          (d) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio), is filed herewith.


          (e) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios), is filed herewith.


          (f) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio), is filed herewith.

     2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

     3    Not Applicable.

     4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

     5    (a)  Investment Advisory Agreement between Registrant and Morgan
               Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Value Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (d) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (e) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (f) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (g) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (h) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities, Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (i) Sub-Advisory Agreement among Registrant, Morgan Stanley Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (j) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (k) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (l)  Withdrawn.

          (m) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

          (n) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (o) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the International Magnum Portfolio) is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on November 3, 1995.

          (p)  Supplement to Investment Advisory Agreement between
               Registrant and Morgan Stanley Asset Management Inc. (adding the Technology Portfolio), is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

          (q) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding U.S. Equity Plus Portfolio), is filed herewith.


          (r) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management, Inc. (adding European Real Estate and Asian Real Estate Portfolios), is filed herewith.

     6    (a)  Distribution Agreement between Registrant and Morgan Stanley &
               Co. Incorporated is incorporated by reference to Post-Effective
               Amendment No. 25 to the Registrant's Registration Statement on
               Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the
               SEC via EDGAR on August 1, 1995.

          (b) Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on April 29, 1996.

     8    (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
               between Registrant and United States Trust Company of New York dated March 10, 1994 is incorporated by reference to Post-
               Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Registrant's Custody Agreement (International), dated July 31, 1989, as amended is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Amendment dated April 22, 1996 to Registrant's Custody Agreement (International), dated July 31, 1989, is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624) as filed with the SEC via EDGAR on May 24, 1996.

     9    (a)  Administration Agreement between Registrant and Morgan Stanley
               Asset Management Inc. (the "MSAM Administration Agreement") is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
               33-23166 and 811-5624), as filed with the SEC via EDGAR on August
               1, 1995.

          (b) U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     11   Consent of Independent Accountants is filed herewith.

     13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     15   Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares
          (the "Class B Plan") of the Active Country Allocation Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Small Cap Value Equity, Value Equity, Balanced, Gold, Global Equity, International Equity, International Small Cap, Asian Equity,
          European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum, Technology, U.S. Equity Plus, European Real Estate, Asian Real Estate and Money Market Portfolios.

     16 Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     19 Registrant's Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

     24   Powers of Attorney are filed herewith.


     27 Financial data schedules for the fiscal year ended December 31, 1996 for Registrant's portfolios in operation during such period (See
          Item 24(a)), are filed herewith.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Registrant is not controlled by or under common control with any person.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES ON JANUARY 30, 1998
     Active Country Allocation Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        85
          Class B. . . . . . . . . . . . . . . . . . .         2

     Aggressive Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       503
          Class B. . . . . . . . . . . . . . . . . . .       127

     Asian Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       715
          Class B. . . . . . . . . . . . . . . . . . .        50

     Balanced Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        55
          Class B. . . . . . . . . . . . . . . . . . .         2

     Emerging Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       171
          Class B. . . . . . . . . . . . . . . . . . .        32

     Emerging Markets Portfolio
          Class A. . . . . . . . . . . . . . . . . . .     1,397
          Class B. . . . . . . . . . . . . . . . . . .       122

     Equity Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       748
          Class B. . . . . . . . . . . . . . . . . . .        84

     Fixed Income Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       224
          Class B. . . . . . . . . . . . . . . . . . .        43

     Global Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       143
          Class B. . . . . . . . . . . . . . . . . . .        40

     Global Fixed Income Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        92
          Class B. . . . . . . . . . . . . . . . . . .         7

     High Yield Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       395
          Class B. . . . . . . . . . . . . . . . . . .        71

     International Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       433
          Class B. . . . . . . . . . . . . . . . . . .        46

     International Small Cap Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       135

     Latin American Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       805
          Class B. . . . . . . . . . . . . . . . . . .        89

     Money Market Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       656
          Class B. . . . . . . . . . . . . . . . . . .         0

     Municipal Money Market Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       297

     Small Cap Value Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       521
          Class B. . . . . . . . . . . . . . . . . . .        70

     U.S. Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       823
          Class B. . . . . . . . . . . . . . . . . . .        88

     Value Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       462
          Class B. . . . . . . . . . . . . . . . . . .        24

     European Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       786
          Class B. . . . . . . . . . . . . . . . . . .        56

     Municipal Bond Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        95
          Class B. . . . . . . . . . . . . . . . . . .         0

     Mortgage-Backed Securities Portfolio

          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     Japanese Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       575
          Class B. . . . . . . . . . . . . . . . . . .        34

     Emerging Markets Debt Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       530
          Class B. . . . . . . . . . . . . . . . . . .        40

     Gold Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         1
          Class B. . . . . . . . . . . . . . . . . . .         1

     China Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     MicroCap Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     International Magnum Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       125
          Class B. . . . . . . . . . . . . . . . . . .        50

     Technology Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       129
          Class B. . . . . . . . . . . . . . . . . . .        15

     U.S. Equity Plus Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        12
          Class B. . . . . . . . . . . . . . . . . . .         2

     European Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       219
          Class B. . . . . . . . . . . . . . . . . . .        14

     Asian Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         6
          Class B. . . . . . . . . . . . . . . . . . .         1


ITEM 27.  INDEMNIFICATION

          Reference is made to Article TEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS WITH INVESTMENT ADVISER

          Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement Information required by this item with respect to each Officer or Director of the Advisor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such Officers and Directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by the Advisors Act (SEC File No. 801-15757).

          Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM").


DIRECTORS

James M. Allwin                   Director
Barton M. Biggs                   Director
Gordon S. Gray                    Director
Peter A. Nadosy                   Director
Dennis G. Sherva                  Director


OFFICERS


Barton M. Biggs                    Chairman
                                   Managing Director
Peter A. Nadosy                    Vice Chairman
                                   Managing Director
James M. Allwin                    President
                                   Managing Director
John R. Alkire                     Managing Director (MSAM) - Tokyo
Francine J. Bovich                 Managing Director
Stuart J.M. Breslow                Managing Director
P. Dominic Caldecott               Managing Director (MSAM) - UK
Frances Campion                    Managing Director (MSAM) - UK
A. Macdonald Caputo                Managing Director
Eah Wah Chin                       Managing Director (MSAM) - Singapore
Stephen C. Cordy                   Managing Director
Madhav Dhar                        Managing Director
Kurt A. Feuerman                   Managing Director
Paul B. Ghaffari                   Managing Director
Gordon S. Gray                     Managing Director
Marianne Laing Hay                 Managing Director (MSAM) - UK/NY
Gary D. Latainer                   Managing Director
Maryann K. Maiwald                 Managing Director
Mahmoud A. Mamdani                 Managing Director
Robert L. Meyer                    Managing Director
Margaret P. Naylor                 Managing Director (MSAM) - UK
Russell C. Platt                   Managing Director
Robert A. Sargent                  Managing Director (MSAM) - UK
Vinod R. Sethi                     Managing Director
Dennis G. Sherva                   Managing Director
James L. Tanner                    Managing Director (MSAM) - UK
Horacio A. Valeiras                Managing Director
Richard G. Woolworth, Jr.          Managing Director
Debra M. Aaron                     Principal
Warren Ackerman III                Principal
Robert E. Angevine                 Principal
Suzanne S. Akers                   Principal
Gerald P. Barth-Wehrenalp          Principal
William Bentley                    Principal
Theodore R. Bigman                 Principal
Richard L. Block                   Principal
Richard F. Brereton                Principal
Andrew C. Brown                    Principal (MSAM) - UK
Jeffrey P. Brown                   Principal
Terence P. Carmichael              Principal
Arthur Certosimo                   Principal
Jacqueline A. Day                  Principal (MSAM) - UK
Raye L. Dube                       Principal
Abigail Jones Feder                Principal
Eugene Flood, Jr.                  Principal
Thomas C. Frame                    Principal
Nicoaas Simon Frits Fiene          Principal
W. Blair Garff                     Principal
William B. Gerlach                 Principal
Perry E. Hall II                   Principal
Kimberly L. Hirschman              Principal
Ruth A. Hughes-Guden               Principal
Margaret Kinsley Johnson           Principal
James Jolinger                     Principal
Michael F. Klein                   Principal
George Koshy                       Principal
Michael B. Kushma                  Principal
Arthur J. Lev                      Principal
Khoon-Min Lim                      Principal
Marianne J. Lippman                Principal
William David Lock                 Principal
Gordon W. Loery                    Principal
Yvonne Longley                     Principal (MSAM) - UK
Andrew Mack                        Principal
Gary J. Mangino                    Principal
Angelo G. Manioudakis              Principal
Jeffrey Margolis                   Principal
M. Paul Martin                     Principal
Walter Maynard, Jr.                Principal
Alexis E. McCarthy                 Principal (MSAM) - Tokyo
Yoshiro Okawa                      Principal (MSAM) - Tokyo
Christopher G. Petrow              Principal
Akash Prakash                      Principal (MSAM) - Bombay
Narayan Ramachandran               Principal
Gail Hunt Reeke                    Principal
Christine I. Reilly                Principal
Stefano Russo                      Principal (MSAM) - Milan
Bruce R. Sandberg                  Principal
Kiat Seng Seah                     Principal (MSAM) - Singapore
Roberto M. Sella                   Principal
Stephen C. Sexauer                 Principal
Andy B. Skov                       Principal
Robert M. Smith                    Principal
Kim I. Spellman                    Principal
Joseph P. Stadler                  Principal
Kunihiko Sugio                     Principal (MSAM) - Tokyo
Ram K. Sundaram                    Principal
Joseph Y.S. Tern                   Principal (MSAM) - Singapore
Roberto Vedovotto                  Principal
Marjorie M. Wilcox                 Principal
Philip W. Winters                  Principal
Bruce Wolfe                        Principal
Peter John Wright                  Principal
Alford E. Zick, Jr.                Principal
Maryann Savadelis Agre             Vice President
Peter Aliprantis                   Vice President
Jeffrey Alvino                     Vice President
Alistair Anderson                  Vice President
William S. Auslander               Vice President
Kimberly L. Austin                 Vice President
Marshall T. Bassett                Vice President
Joseph C. Benedetti                Vice President
Frank J. Biondo                    Vice President

Richard Boon                       Vice President
Geraldine Boyle                    Vice President
Paul Boyne                         Vice President
L. Kenneth Brooks                  Vice President
Jonathan Paul Buckeridge           Vice President (MSAM) - Melbourne
Wendy M. Cambor                    Vice President
Jacqueline M. Carr                 Vice President
Stefanie V. Chang                  Vice President
Mari M. Chazen                     Vice President
Lori A. Cohane                     Vice President
Jennifer C. Cole                   Vice President
William T. Corcoran                Vice President
Kate Cornish-Bowden                Vice President (MSAM) - UK
Joseph C.S. D'Souza                Vice President
Janet E. Day                       Vice President
Jan-Willem Adriaan De Gues         Vice President
Nathalie Francoise Degans          Vice President
Nancy J. Deutsch                   Vice President
Nikhil Dhaon                       Vice President
John F. Dougherty                  Vice President
Mimi B. Drake                      Vice President
Christine H. du Bois               Vice President
Paul A. Durose                     Vice President
Steve Epstein                      Vice President
Richard S. Farden                  Vice President
Karen T. Frost                     Vice President (MSAM) - UK
Lisa Gallo                         Vice President
Ramalingam Ganesh                  Vice President
Kaushik Ghosh                      Vice President
Josephine M. Glass                 Vice President
Charles A. Golden                  Vice President
Dimitri Goulandris                 Vice President
James A. Grasselino                Vice President
Kenneth John Greig                 Vice President (MSAM) - UK
Maureen A. Grover                  Vice President
Michael Hewett                     Vice President
Kenneth R. Holley                  Vice President
Joseph P. Hondros                  Vice President
Holly D. Hopps                     Vice President
Etsuko Fuyeya Jennings             Vice President
Donald B. Johnston                 Vice President
Karen D. Kalinowski                Vice President
Jaideep Khanna                     Vice President
Peter L. Kirby                     Vice President
Paul Koske                         Vice President
Daniel R. Lascano                  Vice President
Valerie Y. Lewis                   Vice President
Thomas J. Machowski                Vice President
Marion S. Mitchell                 Vice President
Yogesh Prabhakar Modak             Vice President
Paula J. Morgan                    Vice President (MSAM) - UK
Nancy Morton                       Vice President
Cyril Moulle-Berteaux              Vice President
John C. Murphy                     Vice President
Clare K. Muton                     Vice President
Terumi Nagata                      Vice President (MSAM) - Tokyo
Bradley Okita                      Vice President
James M. Olness                    Vice President
Martin O. Pearce                   Vice President (MSAM) - UK
Alexander A. Pena                  Vice President
Anthony J. Pesce                   Vice President
Sheila R. Piernock                 Vice President
Karen Post                         Vice President
Paul C. Psaila                     Vice President
Vazquez Sergio Rivera              Vice President
Gregg A. Robinson                  Vice President
Gerald D. Rubin                    Vice President
Donald P. Ryan                     Vice President
Kenneth M. Schlechter              Vice President
Neil Siegel                        Vice President
Ashutosh Sinha                     Vice President
Michael James Smith                Vice President
Christian K. Stadlinger            Vice President
David Stanley                      Vice President
Catherine Steinhardt               Vice President
Keiko Tamaki-Kuroda                Vice President
Shunso Tatsumi                     Vice President
Louise Teeple                      Vice President
Landon Thomas                      Vice President
Richard Boon Hwee Toh              Vice President (MSAM) - London
Hiroshi Ueda                       Vice President
K.N. Vaidyanathan                  Vice President (MSAM) - Bombay
Epco Diederik Van Der Lende        Vice President
Oscar Jan Vermeulen                Vice President
Willem Pieter Vinke                Vice President
Dennis J. Walsh                    Vice President
Jacob Walthour                     Vice President
Patricia Woo                       Vice President
Hajime Yokoyama                    Vice President
Harold J. Schaaff, Jr.             Principal
                                   General Counsel and Secretary
Eileen K. Murray                   Treasurer
Madeline D. Barkhorn               Assistant Secretary
Charlene R. Herzer                 Assistant Secretary

          In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; certain portfolios of The Enterprise Group of Funds, Inc.; Fountain Square International Equity Fund; General American Capital Co.; The Latin American Discovery Fund, Inc.; certain portfolios of The Legends Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Global Opportunity Bond Fund, Inc.; all funds of The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; Morgan Stanley Russia and New Europe Fund, Inc.; certain portfolios of Morgan Stanley Universal Funds, Inc.; Morgan Stanley Strategic Adviser Fund, Inc.; The Pakistan Investment

Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of the SunAmerica Series Trust and certain portfolios of the Fortis Series Fund; and acts as sub-adviser to certain portfolios of the Morgan Stanley Fund, Inc.


ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------


          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc., Morgan Stanley Universal Funds, Inc. and Morgan Stanley Strategic Adviser Fund, Inc. The information required by this Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-15869).


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, Chase Global Funds Services Company, P.O. Box 2798,
Boston, Massachusetts 02208-2798; MSAM; MS&Co.; and the Registrant's custodian banks, including sub-custodians.

ITEM 31.  MANAGEMENT SERVICES
          -------------------

          The Registrant has entered into a Service Agreement with The Chase Manhattan Bank, successor in interest to United States Trust Company of
New York, which was filed as Exhibit No. 9(b) to Post-Effective Amendment No. 25 to the Fund's Registration Statement and is incorporated herein by reference.

ITEM 32.  UNDERTAKINGS
          ------------

          1. Registrant hereby undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the China Growth, Mortgage-Backed Securities and MicroCap Portfolios within four to six months of their effective date or the commencement of operations, whichever is later.

          2. Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

                                      SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on February 27, 1998.


                              MORGAN STANLEY INSTITUTIONAL FUND, INC.


                              By:  /s/ Michael F. Klein
                                   ----------------------------
                                   Michael F. Klein
                                   President and Director


          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                          TITLE                    DATE


/s/ Michael F. Klein               Director, President      February 27, 1998
-------------------------------    (Principal Executive
Michael F. Klein                   Officer)


* /s/ Barton M. Biggs              Director (Chairman)      February 27, 1998
-------------------------------
  Barton M. Biggs


* /s/ Fergus Reid                  Director                 February 27, 1998
-------------------------------
  Fergus Reid


* /s/ Frederick O. Robertshaw      Director                 February 27, 1998
-------------------------------
  Frederick O. Robertshaw


* /s/ Andrew McNally IV            Director                 February 27, 1998
-------------------------------
  Andrew McNally IV


* /s/ John D. Barrett II           Director                 February 27, 1998
-------------------------------
  John D. Barrett II


* /s/ Gerard E. Jones              Director                 February 27, 1998
-------------------------------
  Gerard E. Jones


* /s/ Samuel T. Reeves             Director                 February 27, 1998
-------------------------------
  Samuel T. Reeves


  /s/ Joanna M. Haigney            Treasurer                February 27, 1998
-------------------------------    (Principal
  Joanna M. Haigney                Accounting
                                   Officer)


*By: /s/ Michael F. Klein
   ----------------------------
     Michael F. Klein
     Attorney-In-Fact

                                  EXHIBIT INDEX
                                  -------------

  EDGAR
  Exhibit
  Number                      Description

           1(a) Articles of Amendment and Restatement are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on October 13, 1995.

            (b)     Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (reclassifying shares) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

            (c)     Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (adding new Technology Portfolio) is incorporated by reference to Post-Effective Amendment
                    No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

EX-99.B     (d)     Articles Supplementary to Registrant's Articles of Amendment
                    and Restatement (adding U.S. Equity Plus Portfolio), is filed herewith.


EX-99.B     (e)     Articles Supplementary to Registrant's Articles of Amendment
                    and Restatement (adding European Real Estate and Asian Real
                    Estate Portfolios), is filed herewith.


EX-99.B     (f)     Articles Supplementary to Registrant's Articles of Amendment
                    and Restatement (adding Class B shares to the Money Market
                    Portfolio), is filed herewith.

           2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

           4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

           5   (a)  Investment Advisory Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (b)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc.  (adding
                    Registrant's Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No.
                    25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (c)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and
                    Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (d)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (e)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form

                    N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (f)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap
                    Portfolios) is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (g)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (h)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities,
                    Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (i)  Sub-Advisory Agreement among Registrant, Morgan Stanley
                    Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (j)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (k)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (l)  Withdrawn.

           5   (m)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (n)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (o)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the International Magnum Portfolio) is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement of Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on November 3, 1995.

           5   (p)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Technology Portfolio), is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on February 28, 1997.

EX-99.B    5   (q)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    U.S. Equity Plus Portfolio), is filed herewith.


EX-99.B    5   (r)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    European Real Estate and Asian Real Estate Portfolios), is filed herewith.

           6   (a)  Distribution Agreement between Registrant and Morgan Stanley
                    & Co. Incorporated is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           6   (b)  Supplement to Distribution Agreement between Registrant and
                    Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on April 29, 1996.

           8   (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
                    between Registrant and United States Trust Company of New
                    York dated March 10, 1994 is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           8   (b)  Registrant's Custody Agreement (International), dated July
                    31, 1989, as amended is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           8   (c)  Amendment dated April 22, 1996 to Registrant's Custody
                    Agreement (International), dated July 31, 1989, is incorporated by reference to Post-Effective Amendment No.
                    30 to the Registrant's Registration Statement on Form
                    N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

           9   (a)  Administration Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. (the "MSAM Administration
                    Agreement") is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          9    (b)  U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed
                    with the SEC via EDGAR on August 1, 1995.

          10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B   11        Consent of Independent Accountants is filed herewith.

          13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          15        Plan of Distribution Pursuant to Rule 12b-1 for
                    Class B Shares (the "Class B Plan") of the Active Country Allocation Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Small Cap Value Equity, Value Equity, Balanced, Gold, Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum Technology, U.S. Equity Plus, European Real Estate and Asian Real Estate Portfolios.

          16 Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          19 Registrant's Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

EX-99.B   24        Powers of Attorney are filed herewith.


EX-99.B   27        Financial data schedules for the fiscal year ended
                    December 31, 1996 for Registrant's portfolios in operation during such period (See Item 24(a)), are filed herewith.